Schedule of Investments (unaudited)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

May 31, 2022

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 97.5%

U.S. Treasury Bills - 97.5%
0.70%, 7/7/22*	$81,600,000	$81,540,634
0.93%, 8/18/22*	81,550,000	81,365,580
1.13%, 9/15/22*	81,950,000	81,670,065
1.28%, 10/13/22*	79,200,000	78,817,743

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $323,456,234)		323,394,022

	Shares
EXCHANGE-TRADED FUND - 4.4%

United States - 4.4%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $14,607,633)	290,500	14,620,865

TOTAL INVESTMENTS IN SECURITIES - 101.9% (Cost: $338,063,867)		338,014,887
Other Assets less Liabilities - (1.9)%		(6,289,019)

NET ASSETS - 100.0%		$331,725,868

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended May 31, 2022 were as follows:

Affiliate	Value at 8/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 5/31/2022	Dividend Income	Capital Gain Distributions
WisdomTree Floating Rate Treasury Fund	$5,898,500	$20,635,688	$11,911,359	$(18,264)	$16,300	$14,620,865	$23,580	$489

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	6/3/2022	700,000	AUD	493,980	USD	$8,381	$—
Bank of America NA	6/3/2022	1,475,000	CAD	1,145,555	USD	20,563	—
Bank of America NA	6/3/2022	445,000	CHF	455,597	USD	8,353	—
Bank of America NA	6/3/2022	2,985,000	EUR	3,139,339	USD	65,337	—
Bank of America NA	6/3/2022	182,890,000	JPY	1,405,970	USD	14,741	—
Bank of America NA	6/3/2022	19,715,000	MXN	957,634	USD	43,924	—
Bank of America NA	6/3/2022	354,576	USD	505,000	AUD	—	(7,842)
Bank of America NA	6/3/2022	830,660	USD	1,065,000	CAD	—	(11,317)
Bank of America NA	6/3/2022	322,151	USD	320,000	CHF	—	(11,476)
Bank of America NA	6/3/2022	2,257,848	USD	2,140,000	EUR	—	(39,642)
Bank of America NA	6/3/2022	1,010,499	USD	130,680,000	JPY	—	(4,638)
Bank of America NA	6/3/2022	707,168	USD	14,155,000	MXN	—	(11,932)
Bank of America NA	6/7/2022	1,925,000	CNH	287,845	USD	474	—
Bank of America NA	6/7/2022	885,000	GBP	1,105,339	USD	9,847	—
Bank of America NA	6/7/2022	825,000	GBP	1,016,070	USD	23,510	—
Bank of America NA	6/7/2022	203,755	USD	1,375,000	CNH	—	(2,187)
Bank of America NA	6/7/2022	792,530	USD	635,000	GBP	—	(7,632)
Barclays Bank PLC	6/3/2022	68,590	USD	100,000	AUD	—	(3,176)
Barclays Bank PLC	6/3/2022	141,135	USD	200,000	AUD	—	(2,397)
Barclays Bank PLC	6/3/2022	57,734,865	USD	74,175,000	CAD	—	(907,036)
Barclays Bank PLC	6/3/2022	160,986	USD	210,000	CAD	—	(5,038)
Barclays Bank PLC	6/3/2022	327,818	USD	420,000	CAD	—	(4,230)
Barclays Bank PLC	6/3/2022	64,784	USD	65,000	CHF	—	(2,984)
Barclays Bank PLC	6/3/2022	128,702	USD	125,000	CHF	—	(1,621)
Barclays Bank PLC	6/3/2022	441,176	USD	425,000	EUR	—	(15,101)
Barclays Bank PLC	6/3/2022	895,285	USD	845,000	EUR	—	(11,901)
Barclays Bank PLC	6/3/2022	204,253	USD	26,220,000	JPY	573	—
Barclays Bank PLC	6/3/2022	406,425	USD	51,895,000	JPY	3,299	—
Barclays Bank PLC	6/3/2022	138,356	USD	2,815,000	MXN	—	(4,651)
Barclays Bank PLC	6/3/2022	280,989	USD	5,610,000	MXN	—	(4,009)
Barclays Bank PLC	6/7/2022	40,219	USD	275,000	CNH	—	(969)
Barclays Bank PLC	6/7/2022	80,993	USD	545,000	CNH	—	(635)
Barclays Bank PLC	6/7/2022	152,390	USD	125,000	GBP	—	(5,122)
Barclays Bank PLC	6/7/2022	312,350	USD	250,000	GBP	—	(2,675)
Barclays Bank PLC	6/7/2022	1,041,633	USD	1,306,000,000	KRW	—	(13,952)
Citibank NA	6/3/2022	6,272,727,000	JPY	48,726,379	USD	892	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

May 31, 2022

Citibank NA	6/3/2022	362,930	USD	510,000	AUD	—	(3,076)
Citibank NA	6/3/2022	829,843	USD	1,065,000	CAD	—	(12,134)
Citibank NA	6/3/2022	330,407	USD	325,000	CHF	—	(8,433)
Citibank NA	6/3/2022	2,265,387	USD	2,145,000	EUR	—	(37,470)
Citibank NA	6/3/2022	203,895	USD	15,650,000	INR	2,332	—
Citibank NA	6/3/2022	404,375	USD	31,310,000	INR	1,121	—
Citibank NA	6/3/2022	766,959	USD	59,475,000	INR	957	—
Citibank NA	6/3/2022	80,331	USD	6,260,000	INR	—	(294)
Citibank NA	6/3/2022	80,656	USD	6,250,000	INR	159	—
Citibank NA	6/3/2022	1,013,217	USD	131,650,000	JPY	—	(9,456)
Citibank NA	6/3/2022	701,041	USD	14,250,000	MXN	—	(22,885)
Citibank NA	6/7/2022	30,127,000	GBP	37,963,033	USD	—	(82)
Citibank NA	6/7/2022	206,803	USD	1,385,000	CNH	—	(636)
Citibank NA	6/7/2022	785,170	USD	635,000	GBP	—	(14,992)
Citibank NA	6/7/2022	233,796	USD	297,000,000	KRW	—	(6,257)
Citibank NA	6/7/2022	465,455	USD	594,000,000	KRW	—	(14,650)
Citibank NA	6/7/2022	234,373	USD	297,000,000	KRW	—	(5,680)
Citibank NA	7/7/2022	37,884,675	USD	30,060,000	GBP	—	(203)
Citibank NA	7/7/2022	48,024,629	USD	6,174,200,000	JPY	—	(1,993)
Goldman Sachs	6/3/2022	16,635,000	MXN	814,477	USD	30,612	—
Goldman Sachs	6/3/2022	71,009	USD	100,000	AUD	—	(757)
Goldman Sachs	6/3/2022	163,626	USD	210,000	CAD	—	(2,397)
Goldman Sachs	6/3/2022	23,101,654	USD	22,440,000	CHF	—	(293,904)
Goldman Sachs	6/3/2022	66,523	USD	65,000	CHF	—	(1,245)
Goldman Sachs	6/3/2022	447,882	USD	425,000	EUR	—	(8,395)
Goldman Sachs	6/3/2022	201,198	USD	26,160,000	JPY	—	(2,016)
Goldman Sachs	6/3/2022	137,777	USD	2,810,000	MXN	—	(4,976)
Goldman Sachs	6/7/2022	41,297	USD	275,000	CNH	109	—
Goldman Sachs	6/7/2022	56,205,691	USD	44,700,000	GBP	—	(120,657)
Goldman Sachs	6/7/2022	156,192	USD	125,000	GBP	—	(1,320)
HSBC Holdings PLC	6/3/2022	677,081,000	MXN	34,398,047	USD	—	(1,090)
HSBC Holdings PLC	6/3/2022	24,883,830	USD	35,200,000	AUD	—	(377,765)
HSBC Holdings PLC	6/3/2022	48,573,446	USD	997,150,000	MXN	—	(2,083,603)
HSBC Holdings PLC	6/7/2022	65,558,000	CNH	9,819,084	USD	—	(78)
HSBC Holdings PLC	6/7/2022	14,563,078	USD	96,985,000	CNH	37,065	—
HSBC Holdings PLC	7/7/2022	9,913,967	USD	66,260,000	CNH	—	(1,409)
HSBC Holdings PLC	7/7/2022	32,591,330	USD	645,755,000	MXN	—	(302)
JP Morgan Chase Bank NA	6/3/2022	16,864,000	AUD	12,072,836	USD	29,764	—
JP Morgan Chase Bank NA	6/3/2022	195,000	AUD	139,599	USD	344	—
JP Morgan Chase Bank NA	6/3/2022	410,000	CAD	322,339	USD	1,803	—
JP Morgan Chase Bank NA	6/3/2022	35,735,000	CAD	28,094,569	USD	157,110	—
JP Morgan Chase Bank NA	6/3/2022	120,000	CHF	125,352	USD	—	(242)
JP Morgan Chase Bank NA	6/3/2022	10,526,000	CHF	10,995,428	USD	—	(21,201)
JP Morgan Chase Bank NA	6/3/2022	805,000	EUR	864,163	USD	79	—
JP Morgan Chase Bank NA	6/3/2022	70,800,000	EUR	76,003,446	USD	6,967	—
JP Morgan Chase Bank NA	6/3/2022	4,384,443,000	JPY	34,492,999	USD	—	(434,137)
JP Morgan Chase Bank NA	6/3/2022	50,135,000	JPY	394,419	USD	—	(4,964)
JP Morgan Chase Bank NA	6/3/2022	473,254,000	MXN	24,139,086	USD	—	(96,915)
JP Morgan Chase Bank NA	6/3/2022	5,405,000	MXN	275,691	USD	—	(1,107)
JP Morgan Chase Bank NA	6/3/2022	1,604,325	USD	2,210,000	AUD	18,299	—
JP Morgan Chase Bank NA	6/3/2022	354,261	USD	500,000	AUD	—	(4,568)
JP Morgan Chase Bank NA	6/3/2022	694,195	USD	1,000,000	AUD	—	(23,464)
JP Morgan Chase Bank NA	6/3/2022	1,324,742	USD	1,910,000	AUD	—	(45,987)
JP Morgan Chase Bank NA	6/3/2022	3,654,833	USD	4,655,000	CAD	—	(25,356)
JP Morgan Chase Bank NA	6/3/2022	818,634	USD	1,055,000	CAD	—	(15,437)
JP Morgan Chase Bank NA	6/3/2022	1,620,065	USD	2,110,000	CAD	—	(48,077)
JP Morgan Chase Bank NA	6/3/2022	3,088,649	USD	4,015,000	CAD	—	(85,563)
JP Morgan Chase Bank NA	6/3/2022	1,445,113	USD	1,405,000	CHF	—	(19,715)
JP Morgan Chase Bank NA	6/3/2022	324,110	USD	320,000	CHF	—	(9,517)
JP Morgan Chase Bank NA	6/3/2022	643,684	USD	640,000	CHF	—	(23,569)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

May 31, 2022

JP Morgan Chase Bank NA	6/3/2022	1,218,375	USD	1,210,000	CHF	—	(43,150)
JP Morgan Chase Bank NA	6/3/2022	158,482,571	USD	150,035,000	EUR	—	(2,594,015)
JP Morgan Chase Bank NA	6/3/2022	9,939,206	USD	9,360,000	EUR	—	(109,628)
JP Morgan Chase Bank NA	6/3/2022	2,254,090	USD	2,135,000	EUR	—	(38,032)
JP Morgan Chase Bank NA	6/3/2022	4,507,492	USD	4,275,000	EUR	—	(82,120)
JP Morgan Chase Bank NA	6/3/2022	8,514,256	USD	8,090,000	EUR	—	(171,115)
JP Morgan Chase Bank NA	6/3/2022	902,439	USD	68,820,000	INR	16,079	—
JP Morgan Chase Bank NA	6/3/2022	202,786	USD	15,650,000	INR	1,223	—
JP Morgan Chase Bank NA	6/3/2022	40,356	USD	3,130,000	INR	43	—
JP Morgan Chase Bank NA	6/3/2022	201,844	USD	15,655,000	INR	217	—
JP Morgan Chase Bank NA	6/3/2022	4,449,405	USD	574,290,000	JPY	—	(11,747)
JP Morgan Chase Bank NA	6/3/2022	1,002,578	USD	130,785,000	JPY	—	(13,375)
JP Morgan Chase Bank NA	6/3/2022	2,010,504	USD	261,955,000	JPY	—	(24,393)
JP Morgan Chase Bank NA	6/3/2022	3,819,909	USD	496,105,000	JPY	—	(33,892)
JP Morgan Chase Bank NA	6/3/2022	3,090,562	USD	62,175,000	MXN	—	(68,042)
JP Morgan Chase Bank NA	6/3/2022	695,590	USD	14,070,000	MXN	—	(19,191)
JP Morgan Chase Bank NA	6/3/2022	1,373,988	USD	28,115,000	MXN	—	(54,305)
JP Morgan Chase Bank NA	6/3/2022	2,625,559	USD	53,600,000	MXN	—	(97,420)
JP Morgan Chase Bank NA	6/7/2022	45,827,000	CNH	6,820,831	USD	42,948	—
JP Morgan Chase Bank NA	6/7/2022	530,000	CNH	78,885	USD	497	—
JP Morgan Chase Bank NA	6/7/2022	21,058,000	GBP	26,598,170	USD	—	(63,042)
JP Morgan Chase Bank NA	6/7/2022	240,000	GBP	303,142	USD	—	(718)
JP Morgan Chase Bank NA	6/7/2022	432,000,000	KRW	338,240	USD	10,928	—
JP Morgan Chase Bank NA	6/7/2022	913,174	USD	6,055,000	CNH	6,281	—
JP Morgan Chase Bank NA	6/7/2022	204,314	USD	1,375,000	CNH	—	(1,628)
JP Morgan Chase Bank NA	6/7/2022	407,863	USD	2,755,000	CNH	—	(4,769)
JP Morgan Chase Bank NA	6/7/2022	772,749	USD	5,230,000	CNH	—	(10,579)
JP Morgan Chase Bank NA	6/7/2022	3,494,538	USD	2,770,000	GBP	4,068	—
JP Morgan Chase Bank NA	6/7/2022	777,523	USD	630,000	GBP	—	(16,339)
JP Morgan Chase Bank NA	6/7/2022	1,558,099	USD	1,265,000	GBP	—	(35,924)
JP Morgan Chase Bank NA	6/7/2022	2,932,086	USD	2,395,000	GBP	—	(85,847)
JP Morgan Chase Bank NA	6/7/2022	233,895	USD	297,000,000	KRW	—	(6,158)
JP Morgan Chase Bank NA	6/7/2022	92,607	USD	117,000,000	KRW	—	(1,959)
Morgan Stanley & Co. International	6/3/2022	520,000	AUD	369,488	USD	3,694	—
Morgan Stanley & Co. International	6/3/2022	810,000	CAD	634,001	USD	6,376	—
Morgan Stanley & Co. International	6/3/2022	815,000	CHF	843,864	USD	5,841	—
Morgan Stanley & Co. International	6/3/2022	15,059,000	CHF	15,700,034	USD	221	—
Morgan Stanley & Co. International	6/3/2022	2,955,000	EUR	3,159,068	USD	13,401	—
Morgan Stanley & Co. International	6/3/2022	102,435,000	EUR	109,975,343	USD	—	(1,803)
Morgan Stanley & Co. International	6/3/2022	167,805,000	JPY	1,312,312	USD	—	(8,784)
Morgan Stanley & Co. International	6/3/2022	16,650,000	MXN	835,838	USD	10,013	—
Morgan Stanley & Co. International	6/3/2022	71,509,338	USD	9,272,040,000	JPY	—	(516,944)
Morgan Stanley & Co. International	6/7/2022	3,770,000	CNH	565,657	USD	—	(1,002)
Morgan Stanley & Co. International	6/7/2022	1,020,000	GBP	1,283,058	USD	2,242	—
Morgan Stanley & Co. International	7/7/2022	15,787,343	USD	15,115,000	CHF	—	(378)
Morgan Stanley & Co. International	7/7/2022	107,600,373	USD	100,050,000	EUR	—	(81)
Royal Bank of Canada	6/3/2022	1,995,000	EUR	2,103,384	USD	38,434	—
Royal Bank of Canada	6/3/2022	14,309,101	USD	1,099,125,000	INR	153,035	—
Royal Bank of Canada	6/7/2022	14,192,762,000	KRW	11,422,746	USD	48,669	—
Royal Bank of Canada	7/7/2022	11,314,080	USD	14,059,725,000	KRW	—	(48,722)
Standard Chartered Bank	6/3/2022	325,000	AUD	227,059	USD	6,180	—
Standard Chartered Bank	6/3/2022	475,000	CAD	366,180	USD	9,349	—
Standard Chartered Bank	6/3/2022	265,000	CHF	266,431	USD	9,853	—
Standard Chartered Bank	6/3/2022	172,680,000	JPY	1,324,809	USD	16,589	—
Standard Chartered Bank	6/7/2022	491,000,000	KRW	389,065	USD	7,790	—
UBS AG	6/3/2022	24,126,000	AUD	17,314,603	USD	—	(363)
UBS AG	6/3/2022	51,125,000	CAD	40,420,068	USD	—	(1,233)
UBS AG	6/3/2022	21,915,000	INR	285,612	USD	—	(3,360)
UBS AG	6/3/2022	17,970,000	INR	231,602	USD	—	(159)
UBS AG	6/3/2022	529,820,000	INR	6,824,060	USD	—	(298)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

May 31, 2022

UBS AG	6/3/2022	6,090,000	INR	78,439	USD	—	(3)
UBS AG	6/3/2022	757,970,000	INR	9,762,622	USD	—	(427)
UBS AG	6/3/2022	139,440	USD	200,000	AUD	—	(4,092)
UBS AG	6/3/2022	207,691	USD	295,000	AUD	—	(4,018)
UBS AG	6/3/2022	330,684	USD	425,000	CAD	—	(5,316)
UBS AG	6/3/2022	487,091	USD	625,000	CAD	—	(7,027)
UBS AG	6/3/2022	129,778	USD	130,000	CHF	—	(5,758)
UBS AG	6/3/2022	189,854	USD	185,000	CHF	—	(3,024)
UBS AG	6/3/2022	892,503	USD	855,000	EUR	—	(25,419)
UBS AG	6/3/2022	1,314,730	USD	1,245,000	EUR	—	(21,894)
UBS AG	6/3/2022	40,733	USD	3,125,000	INR	484	—
UBS AG	6/3/2022	119,523	USD	9,315,000	INR	—	(449)
UBS AG	6/3/2022	405,861	USD	52,375,000	JPY	—	(994)
UBS AG	6/3/2022	598,671	USD	76,525,000	JPY	4,215	—
UBS AG	6/3/2022	281,821	USD	5,665,000	MXN	—	(5,971)
UBS AG	6/3/2022	418,296	USD	8,325,000	MXN	—	(4,629)
UBS AG	6/7/2022	416,000,000	KRW	327,817	USD	8,418	—
UBS AG	6/7/2022	114,000,000	KRW	91,076	USD	1,065	—
UBS AG	6/7/2022	9,920,693,000	KRW	7,925,775	USD	92,705	—
UBS AG	6/7/2022	80,866	USD	550,000	CNH	—	(1,510)
UBS AG	6/7/2022	120,000	USD	805,000	CNH	—	(570)
UBS AG	6/7/2022	314,072	USD	255,000	GBP	—	(7,253)
UBS AG	6/7/2022	462,073	USD	370,000	GBP	—	(4,163)
UBS AG	6/7/2022	16,705,790	USD	21,117,455,000	KRW	—	(362,564)
UBS AG	6/7/2022	46,790	USD	59,000,000	KRW	—	(897)
UBS AG	6/7/2022	882,755	USD	1,129,000,000	KRW	—	(29,768)
UBS AG	6/7/2022	45,713	USD	59,000,000	KRW	—	(1,974)
UBS AG	6/7/2022	92,907	USD	119,000,000	KRW	—	(3,276)
UBS AG	6/7/2022	137,336	USD	175,000,000	KRW	—	(4,109)
UBS AG	7/7/2022	16,995,888	USD	23,670,000	AUD	—	(141)
UBS AG	7/7/2022	39,535,455	USD	50,015,000	CAD	51	—
UBS AG	7/7/2022	9,777,910	USD	761,885,000	INR	—	(2,138)

						$1,007,524	$(9,658,036)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

May 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of May 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$323,394,022	$—	$323,394,022
Exchange-Traded Fund	14,620,865	—	—	14,620,865

Total Investments in Securities	$14,620,865	$323,394,022	$—	$338,014,887

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$1,007,524	$—	$1,007,524
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(9,658,036)	$—	$(9,658,036)

Total - Net	$14,620,865	$314,743,510	$—	$329,364,375

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Chinese Yuan Strategy Fund (CYB)

May 31, 2022

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 66.1%

U.S. Treasury Bills - 66.1%
0.59%, 7/14/22*	$10,740,000	$10,729,383
1.28%, 10/13/22*	11,550,000	11,494,254

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $22,228,558)		22,223,637

	Shares
EXCHANGE-TRADED FUND - 4.8%

United States - 4.8%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $1,621,671)	32,300	1,625,659

	Principal Amount
REPURCHASE AGREEMENT - 30.4%

United States - 30.4%
Citigroup, Inc., tri-party repurchase agreement dated 5/31/22 (tri-party custodian: The Bank of New York Mellon Corp.), 0.81% due 6/1/22; Proceeds at maturity - $10,230,230 (fully collateralized by Ginnie Mae I Construction Loan, 2.50% - 4.05% due 10/15/63 - 6/15/64; Market value including accrued interest - $10,742,404) (Cost: $10,230,000)	$10,230,000	10,230,000

TOTAL INVESTMENTS IN SECURITIES - 101.3% (Cost: $34,080,229)		34,079,296
Other Assets less Liabilities - (1.3)%		(428,675)

NET ASSETS - 100.0%		$33,650,621

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended May 31, 2022 were as follows:

Affiliate	Value at 8/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 5/31/2022	Dividend Income	Capital Gain Distributions
WisdomTree Floating Rate Treasury Fund	$1,822,260	$—	$200,700	$(201)	$4,300	$1,625,659	$1,938	$152

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	6/14/2022	7,315,000	CNY	1,149,164	USD	$—	$(50,624)
Citibank NA	6/14/2022	5,785,038	USD	39,060,000	CNY	—	(80,850)
Citibank NA	7/14/2022	71,500,000	CNY	11,174,494	USD	—	(451,690)
Citibank NA	9/15/2022	40,000,000	CNY	5,906,064	USD	80,091	—
Goldman Sachs	8/11/2022	79,500,000	CNY	12,001,449	USD	—	(92,822)
Morgan Stanley & Co. International	6/14/2022	31,745,000	CNY	4,987,431	USD	—	(220,083)
Morgan Stanley & Co. International	7/14/2022	33,600,000	CNH	5,248,151	USD	—	(218,232)

						$80,091	$(1,114,301)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Chinese Yuan Strategy Fund (CYB)

May 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of May 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$22,223,637	$—	$22,223,637
Exchange-Traded Fund	1,625,659	—	—	1,625,659
Repurchase Agreement	—	10,230,000	—	10,230,000

Total Investments in Securities	$1,625,659	$32,453,637	$—	$34,079,296

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$80,091	$—	$80,091
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(1,114,301)	$—	$(1,114,301)

Total - Net	$1,625,659	$31,419,427	$—	$33,045,086

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Currency Strategy Fund (CEW)

May 31, 2022

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 66.2%

U.S. Treasury Bills - 66.2%
0.62%, 7/14/22*	$2,910,000	$2,907,123
1.14%, 9/15/22*	2,800,000	2,790,436

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $5,698,608)		5,697,559

	Shares
EXCHANGE-TRADED FUND - 4.0%

United States - 4.0%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $341,394)	6,800	342,244

	Principal Amount
REPURCHASE AGREEMENT - 28.3%

United States - 28.3%
Citigroup, Inc., tri-party repurchase agreement dated 5/31/22 (tri-party custodian: The Bank of New York Mellon Corp.), 0.81% due 6/1/22; Proceeds at maturity - $2,430,055 (fully collateralized by U.S. Treasury Inflation Indexed Bond, 0.13% due 1/15/32; Market value including accrued interest - $2,478,680) (Cost: $2,430,000)	$2,430,000	2,430,000

TOTAL INVESTMENTS IN SECURITIES - 98.5% (Cost: $8,470,002)		8,469,803
Other Assets less Liabilities - 1.5%		129,675

NET ASSETS - 100.0%		$8,599,478

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended May 31, 2022 were as follows:

Affiliate	Value at 8/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 5/31/2022	Dividend Income	Capital Gain Distributions
WisdomTree Floating Rate Treasury Fund	$567,260	$175,895	$402,042	$185	$946	$342,244	$445	$47

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	8/3/2022	3,620,000	BRL	699,749	USD	$50,934	$—
Barclays Bank PLC	8/3/2022	608,755,000	CLP	703,113	USD	27,465	—
Barclays Bank PLC	8/3/2022	2,823,890,000	COP	700,524	USD	40,687	—
Citibank NA	8/3/2022	14,625,000	MXN	702,703	USD	30,313	—
Citibank NA	8/3/2022	3,135,000	PLN	693,622	USD	33,220	—
Citibank NA	8/3/2022	11,220,000	TRY	707,831	USD	—	(73,929)
Citibank NA	8/3/2022	11,275,000	ZAR	699,822	USD	18,396	—
Goldman Sachs	8/3/2022	10,209,280,000	IDR	702,200	USD	—	(3,460)
Goldman Sachs	8/3/2022	54,485,000	INR	704,004	USD	—	(7,078)
Goldman Sachs	8/3/2022	880,130,000	KRW	696,724	USD	13,682	—
Goldman Sachs	8/3/2022	3,070,000	MYR	700,433	USD	214	—
Goldman Sachs	8/3/2022	36,970,000	PHP	701,052	USD	680	—
Goldman Sachs	8/3/2022	115,965	USD	511,000	MYR	—	(657)
HSBC Holdings PLC	8/3/2022	24,060,000	THB	700,214	USD	4,433	—
HSBC Holdings PLC	8/3/2022	115,532	USD	1,700,122,000	IDR	—	(827)
HSBC Holdings PLC	8/3/2022	116,350	USD	9,073,000	INR	296	—
HSBC Holdings PLC	8/3/2022	114,205	USD	146,566,000	KRW	—	(4,097)
HSBC Holdings PLC	8/3/2022	116,317	USD	6,157,000	PHP	—	(550)
HSBC Holdings PLC	8/3/2022	115,340	USD	4,007,000	THB	—	(2,014)
JP Morgan Chase Bank NA	8/3/2022	115,717	USD	603,000	BRL	—	(9,328)
JP Morgan Chase Bank NA	8/3/2022	115,938	USD	101,374,000	CLP	—	(5,723)
JP Morgan Chase Bank NA	8/3/2022	112,824	USD	470,254,000	COP	—	(10,607)
JP Morgan Chase Bank NA	8/3/2022	118,820	USD	2,435,000	MXN	—	(3,224)
JP Morgan Chase Bank NA	8/3/2022	114,425	USD	522,000	PLN	—	(6,599)
JP Morgan Chase Bank NA	8/3/2022	108,738	USD	1,868,000	TRY	3,201	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Currency Strategy Fund (CEW)

May 31, 2022

JP Morgan Chase Bank NA	8/3/2022	115,048	USD	1,878,000	ZAR	—	(4,580)
Standard Chartered Bank	8/3/2022	113,711	USD	777,000	CNH	—	(2,550)
UBS AG	8/3/2022	4,665,000	CNH	704,649	USD	—	(6,635)

						$223,521	$(141,858)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Currency Strategy Fund (CEW)

May 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of May 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$5,697,559	$—	$5,697,559
Exchange-Traded Fund	342,244	—	—	342,244
Repurchase Agreement	—	2,430,000	—	2,430,000

Total Investments in Securities	$342,244	$8,127,559	$—	$8,469,803

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$223,521	$—	$223,521
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(141,858)	$—	$(141,858)

Total - Net	$342,244	$8,209,222	$—	$8,551,466

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2022

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS - 88.0%

Argentina - 2.3%
Arcor SAIC
6.00%, 7/6/23(a)	$500,000	$497,594
MercadoLibre, Inc.
3.13%, 1/14/31	400,000	320,900
YPF SA
8.50%, 7/28/25(a)	200,000	154,195
8.50%, 6/27/29(b)	263,000	183,903

Total Argentina		1,156,592

Austria - 0.5%
Suzano Austria GmbH
7.00%, 3/16/47(b)	226,000	236,424

Brazil - 3.4%
Braskem Netherlands Finance BV
4.50%, 1/31/30(b)	400,000	373,832
CSN Resources SA
4.63%, 6/10/31(b)	325,000	270,319
Fibria Overseas Finance Ltd.
5.50%, 1/17/27	50,000	51,259
Itau Unibanco Holding SA
4.63%, 2/27/25, (4.625% fixed rate until 2/27/25; 5-year Constant Maturity Treasury Rate + 3.222% thereafter)(b)(c)(d)	300,000	250,230
Minerva Luxembourg SA
4.38%, 3/18/31(b)	275,000	231,413
Natura & Co. Luxembourg Holdings Sarl
6.00%, 4/19/29(b)	375,000	364,289
Petrobras Global Finance BV
5.60%, 1/3/31	200,000	197,600

Total Brazil		1,738,942

Chile - 4.2%
ATP Tower Holdings LLC / Andean Tower Partners Colombia SAS / Andean Telecom Partners
4.05%, 4/27/26(b)	300,000	259,650
Celulosa Arauco y Constitucion SA
4.50%, 8/1/24	200,000	201,225
5.50%, 11/2/47	325,000	296,624
Cia Cervecerias Unidas SA
3.35%, 1/19/32(b)	230,000	204,096
Colbun SA
3.95%, 10/11/27(b)	200,000	190,693
Falabella SA
3.38%, 1/15/32(b)	400,000	340,680
Inversiones CMPC SA
3.00%, 4/6/31(b)(e)	325,000	275,397
VTR Comunicaciones SpA
5.13%, 1/15/28(b)(e)	461,000	377,098

Total Chile		2,145,463

China - 3.0%
Alibaba Group Holding Ltd.
3.40%, 12/6/27(e)	500,000	481,155
Bank of China Ltd.
5.00%, 11/13/24(a)(e)	350,000	362,504
CNAC HK Finbridge Co. Ltd.
5.13%, 3/14/28(a)	200,000	203,966
ENN Clean Energy International Investment Ltd.
3.38%, 5/12/26(b)	300,000	276,975
Tencent Holdings Ltd.
3.93%, 1/19/38(a)	200,000	170,798

Total China		1,495,398

Colombia - 4.2%
Banco Bilbao Vizcaya Argentaria Colombia SA
4.88%, 4/21/25(a)	200,000	195,910
Bancolombia SA
4.63%, 12/18/29, (4.625% fixed rate until 12/18/24; 5-year Constant Maturity Treasury Rate + 2.944% thereafter)(c)	385,000	351,553
Canacol Energy Ltd.
5.75%, 11/24/28(b)	275,000	244,750
Geopark Ltd.
5.50%, 1/17/27(b)(e)	375,000	335,695
Millicom International Cellular SA
4.50%, 4/27/31(b)(e)	500,000	431,625
Promigas SA ESP / Gases del Pacifico SAC
3.75%, 10/16/29(b)	200,000	172,225
Transportadora de Gas Internacional SA ESP
5.55%, 11/1/28(b)	400,000	388,850

Total Colombia		2,120,608

Ghana - 0.8%
Tullow Oil PLC
10.25%, 5/15/26(b)	439,000	426,928

Guatemala - 1.8%
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL
5.25%, 4/27/29(b)	460,000	439,386
CT Trust
5.13%, 2/3/32(b)	500,000	452,750

Total Guatemala		892,136

Hong Kong - 1.3%
Melco Resorts Finance Ltd.
5.75%, 7/21/28(b)	275,000	214,500
5.75%, 7/21/28(a)	325,000	253,500
5.38%, 12/4/29(a)	250,000	184,375

Total Hong Kong		652,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2022

Investments	Principal Amount	Value
India - 6.2%
Adani Ports & Special Economic Zone Ltd.
4.38%, 7/3/29(b)	$200,000	$181,257
Bharti Airtel International Netherlands BV
5.35%, 5/20/24(b)	323,000	331,943
Bharti Airtel Ltd.
4.38%, 6/10/25(a)	200,000	201,350
JSW Steel Ltd.
5.05%, 4/5/32(b)	600,000	507,750
Network i2i Ltd.
3.98%, 3/3/26, (3.975% fixed rate until 3/3/26; 5-year Constant Maturity Treasury Rate + 3.39% thereafter)(b)(c)(d)(e)	300,000	275,681
Reliance Industries Ltd.
3.67%, 11/30/27(b)	400,000	390,750
2.88%, 1/12/32(b)	335,000	287,472
Summit Digitel Infrastructure Pvt. Ltd.
2.88%, 8/12/31(b)	350,000	280,646
Vedanta Resources Finance II PLC
13.88%, 1/21/24(b)	275,000	280,089
8.95%, 3/11/25(b)	450,000	409,500

Total India		3,146,438

Indonesia - 2.8%
Medco Bell Pte Ltd.
6.38%, 1/30/27(b)	478,000	448,125
Medco Oak Tree Pte Ltd.
7.38%, 5/14/26(a)	200,000	196,500
Pertamina Persero PT
3.10%, 1/21/30(b)	250,000	228,479
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13%, 5/15/27(a)(e)	541,000	533,155

Total Indonesia		1,406,259

Ireland - 1.1%
C&W Senior Financing DAC
6.88%, 9/15/27(a)	600,000	567,000

Israel - 5.0%
Bank Hapoalim BM
3.26%, 1/21/32, (3.255% fixed rate until 1/21/32; 5-year Constant Maturity Treasury Rate + 2.155% thereafter)(a)(b)(c)	475,000	420,375
Bank Leumi Le-Israel BM
3.28%, 1/29/31, (3.275% fixed rate until 1/29/26; 5-year Constant Maturity Treasury Rate + 1.631% thereafter)(a)(b)(c)	500,000	457,937
Israel Electric Corp. Ltd.
4.25%, 8/14/28, Series GMTN(a)(b)	300,000	295,946
Mizrahi Tefahot Bank Ltd.
3.08%, 4/7/31, (3.077% fixed rate until 4/7/26; 5-year Constant Maturity Treasury Rate + 2.25% thereafter)(a)(b)(c)	350,000	315,000
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/1/26	650,000	585,000
4.75%, 5/9/27	200,000	185,040
5.13%, 5/9/29(e)	300,000	274,110

Total Israel		2,533,408

Jamaica - 0.1%
Digicel International Finance Ltd. / Digicel International Holdings Ltd.
8.75%, 5/25/24(b)	81,000	77,699

Kazakhstan - 1.8%
KazMunayGas National Co. JSC
3.50%, 4/14/33(b)(e)	380,000	293,170
Tengizchevroil Finance Co. International Ltd.
3.25%, 8/15/30(b)	798,000	632,415

Total Kazakhstan		925,585

Kuwait - 2.7%
Equate Petrochemical BV
4.25%, 11/3/26(a)	400,000	398,325
2.63%, 4/28/28(b)	350,000	317,625
NBK Tier 1 Financing 2 Ltd.
4.50%, 8/27/25, (4.50% fixed rate until 8/27/25; 6-year U.S. dollar Swap Rate + 2.832% thereafter)(b)(c)(d)	700,000	666,662

Total Kuwait		1,382,612

Luxembourg - 2.5%
Altice Financing SA
5.75%, 8/15/29(b)	525,000	472,169
EIG Pearl Holdings Sarl
3.55%, 8/31/36(b)	325,000	288,779
JBS Finance Luxembourg Sarl
3.63%, 1/15/32(b)	568,000	482,800

Total Luxembourg		1,243,748

Malaysia - 2.2%
CIMB Bank Bhd
2.13%, 7/20/27(b)	225,000	208,252
Genm Capital Labuan Ltd.
3.88%, 4/19/31(b)	375,000	313,430
Gohl Capital Ltd.
4.25%, 1/24/27(a)	200,000	186,037

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2022

Investments	Principal Amount	Value
Misc Capital Two Labuan Ltd.
3.75%, 4/6/27(b)	$450,000	$433,219

Total Malaysia		1,140,938

Mexico - 5.8%
Alpek SAB de CV
4.25%, 9/18/29(b)	400,000	372,730
4.25%, 9/18/29(a)	200,000	186,365
Banco Mercantil del Norte SA
7.50%, 6/27/29, (7.50% fixed rate until 6/27/29; 10-year Constant Maturity Treasury Rate + 5.47% thereafter)(b)(c)(d)	400,000	380,240
Braskem Idesa SAPI
6.99%, 2/20/32(b)	500,000	444,005
Cemex SAB de CV
5.20%, 9/17/30(b)	200,000	187,700
5.20%, 9/17/30(a)	300,000	281,550
GCC SAB de CV Co.
3.61%, 4/20/32(b)	400,000	347,001
Grupo Bimbo SAB de CV
5.95%, 4/17/23, (5.95% fixed rate until 4/17/23; 5-year Constant Maturity Treasury Rate + 3.28% thereafter)(b)(c)(d)	400,000	402,500
Orbia Advance Corp. SAB de CV
2.88%, 5/11/31(b)	400,000	330,325

Total Mexico		2,932,416

Morocco - 0.4%
OCP SA
6.88%, 4/25/44(a)	200,000	185,249

Netherlands - 1.5%
Sigma Finance Netherlands BV
4.88%, 3/27/28(b)	200,000	197,913
VEON Holdings BV
4.00%, 4/9/25(b)	550,000	420,750
3.38%, 11/25/27(a)	200,000	130,000

Total Netherlands		748,663

Oman - 2.4%
OQ SAOC
5.13%, 5/6/28(b)	500,000	483,063
5.13%, 5/6/28(a)	250,000	241,531
Oryx Funding Ltd.
5.80%, 2/3/31(b)	250,000	242,078
Oztel Holdings SPC Ltd.
5.63%, 10/24/23(a)	250,000	251,504

Total Oman		1,218,176

Panama - 2.1%
Aeropuerto Internacional de Tocumen SA
4.00%, 8/11/41(b)	325,000	273,003
AES Panama Generation Holdings SRL
4.38%, 5/31/30(b)	625,000	575,391
Banco General SA
4.13%, 8/7/27(a)	200,000	195,287

Total Panama		1,043,681

Peru - 3.2%
Credicorp Ltd.
2.75%, 6/17/25(b)	225,000	211,612
2.75%, 6/17/25(a)	200,000	188,100
Inkia Energy Ltd.
5.88%, 11/9/27(a)	200,000	185,132
InRetail Consumer
3.25%, 3/22/28(b)	375,000	322,022
Southern Copper Corp.
5.88%, 4/23/45	400,000	440,764
Volcan Cia Minera SAA
4.38%, 2/11/26(b)	325,000	296,887

Total Peru		1,644,517

Poland - 0.7%
Canpack SA / Canpack U.S. LLC
3.13%, 11/1/25(b)	384,000	356,640

Qatar - 1.5%
Ooredoo International Finance Ltd.
2.63%, 4/8/31(b)	375,000	332,344
Qatar Energy
2.25%, 7/12/31(a)	200,000	178,000
3.30%, 7/12/51(b)	325,000	266,555

Total Qatar		776,899

Russia - 2.5%
Alfa Bank AO Via Alfa Bond Issuance PLC
5.95%, 4/15/30, (5.95% fixed rate until 4/15/25; 5-year Constant Maturity Treasury Rate + 4.546% thereafter)(b)	350,000	24,500
Credit Bank of Moscow Via CBOM Finance PLC
3.88%, 9/21/26(b)	500,000	117,500
Evraz PLC
5.25%, 4/2/24(a)	500,000	237,500
Gazprom PJSC Via Gaz Capital SA
4.95%, 3/23/27(a)	335,000	100,500
8.63%, 4/28/34(a)	322,000	120,750
Gazprom PJSC Via Gaz Finance PLC
4.60%, 10/26/25, (4.599% fixed rate until 10/26/25; 5-year Constant Maturity Treasury Rate + 4.264% thereafter)(b)(c)(d)	225,000	39,375
Lukoil Capital DAC
3.60%, 10/26/31(b)	350,000	189,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2022

Investments	Principal Amount	Value
Lukoil Securities BV
3.88%, 5/6/30(b)	$633,000	$335,490
Phosagro OAO Via Phosagro Bond Funding DAC
2.60%, 9/16/28(b)	250,000	68,750
Sovcombank Via SovCom Capital DAC
7.75%, 5/6/25, (7.75% fixed rate until 5/6/25; 5-year Constant Maturity Treasury Rate + 6.38% thereafter)(b)(d)	300,000	21,000

Total Russia		1,254,365

Saudi Arabia - 2.7%
Arabian Centres Sukuk II Ltd.
5.63%, 10/7/26(b)	200,000	185,670
SA Global Sukuk Ltd.
2.69%, 6/17/31(b)	200,000	182,876
2.69%, 6/17/31(a)	200,000	182,876
Saudi Arabian Oil Co.
2.25%, 11/24/30(b)	700,000	622,300
Saudi Electricity Global Sukuk Co. 2
5.06%, 4/8/43(a)	200,000	193,505

Total Saudi Arabia		1,367,227

Singapore - 0.8%
Oversea-Chinese Banking Corp. Ltd.
1.83%, 9/10/30, (1.832% fixed rate until 9/10/25; 5-year Constant Maturity Treasury Rate + 1.58% thereafter)(b)(c)	425,000	397,269

South Africa - 3.8%
AngloGold Ashanti Holdings PLC
3.38%, 11/1/28	350,000	308,438
6.50%, 4/15/40	256,000	254,528
Bidvest Group UK PLC
3.63%, 9/23/26(b)	425,000	384,625
Gold Fields Orogen Holdings BVI Ltd.
5.13%, 5/15/24(a)	425,000	432,777
Sasol Financing USA LLC
4.38%, 9/18/26(e)	575,000	529,747

Total South Africa		1,910,115

South Korea - 3.1%
Kookmin Bank
2.50%, 11/4/30(b)	475,000	406,899
2.50%, 11/4/30(a)	300,000	256,989
Shinhan Financial Group Co. Ltd.
2.88%, 5/12/26, (2.875% fixed rate until 5/12/26; 5-year Constant Maturity Treasury Rate + 2.064% thereafter)(b)(c)(d)	300,000	268,500
SK Hynix, Inc.
2.38%, 1/19/31(b)	300,000	245,907
Woori Bank
4.75%, 4/30/24(a)	400,000	408,462

Total South Korea		1,586,757

Thailand - 3.6%
Bangkok Bank PCL
5.00%, 9/23/25, (5.00% fixed rate until 9/23/25; 5-year Constant Maturity Treasury Rate + 4.729% thereafter)(b)(c)(d)	450,000	432,647
4.45%, 9/19/28(b)	300,000	305,814
GC Treasury Center Co. Ltd.
2.98%, 3/18/31(a)(e)	200,000	171,923
4.40%, 3/30/32(b)	440,000	415,860
PTTEP Treasury Center Co. Ltd.
3.90%, 12/6/59(b)	600,000	485,460

Total Thailand		1,811,704

Turkey - 2.8%
Akbank TAS
6.80%, 2/6/26(a)	300,000	274,875
Turk Telekomunikasyon AS
6.88%, 2/28/25(b)	200,000	187,975
Turkiye Is Bankasi AS
6.13%, 4/25/24(a)	200,000	191,350
Turkiye Sise ve Cam Fabrikalari AS
6.95%, 3/14/26(b)	500,000	465,875
Yapi ve Kredi Bankasi AS
7.88%, 1/22/31, (7.875% fixed rate until 1/22/26; 5-year Constant Maturity Treasury Rate + 7.415% thereafter)(b)(c)	300,000	279,000

Total Turkey		1,399,075

United Arab Emirates - 3.6%
Abu Dhabi National Energy Co. PJSC
2.00%, 4/29/28(a)	200,000	181,288
4.88%, 4/23/30(a)	200,000	212,287
DP World Ltd.
6.85%, 7/2/37(a)	370,000	402,097
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 3/31/34(b)	288,258	252,944
2.94%, 9/30/40(b)	3,845	3,263
2.94%, 9/30/40(a)	196,522	166,798
MAF Global Securities Ltd.
4.75%, 5/7/24(a)	200,000	201,676
MHP Lux SA
6.25%, 9/19/29(b)	275,000	146,431
Sweihan PV Power Co. PJSC
3.63%, 1/31/49(b)	325,000	280,312

Total United Arab Emirates		1,847,096

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2022

Investments	Principal Amount	Value
United Kingdom - 1.2%
Antofagasta PLC
5.63%, 5/13/32(e)	$275,000	$280,907
CK Hutchison International 21 Ltd.
2.50%, 4/15/31(b)	350,000	306,994

Total United Kingdom		587,901

Zambia - 0.4%
First Quantum Minerals Ltd.
6.88%, 3/1/26(b)	200,000	201,124

TOTAL FOREIGN CORPORATE BONDS (Cost: $52,649,140)		44,557,427

FOREIGN GOVERNMENT AGENCIES - 0.4%

India - 0.4%
Export-Import Bank of India
3.25%, 1/15/30(a) (Cost: $202,798)	200,000	180,475

FOREIGN GOVERNMENT OBLIGATIONS - 0.7%

Egypt - 0.4%
Egypt Government International Bond
7.60%, 3/1/29(b)	200,000	174,000

Nigeria - 0.3%
Nigeria Government International Bond
6.50%, 11/28/27(a)	200,000	170,500

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $400,000)		344,500

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.8%

United States - 4.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.79%(f) (Cost: $2,438,713)	2,438,713	2,438,713

TOTAL INVESTMENTS IN SECURITIES - 93.9% (Cost: $55,690,651)		47,521,115
Other Assets less Liabilities - 6.1%		3,081,705

NET ASSETS - 100.0%		$50,602,820

(a)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown reflects the accrual rate as of May 31, 2022 on securities with variable or step rates.
(d)	The security has a perpetual maturity; the date displayed is the next call date.
(e)

Security, or portion thereof, was on loan at May 31, 2022. At May 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,563,993. The Fund also had securities on loan having a total market value of $88,402 that were sold and pending settlement. The total market value of the collateral held by the Fund was $3,768,046. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,329,333.

(f)	Rate shown represents annualized 7-day yield as of May 31, 2022.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	28	9/21/22	$(3,344,688)	$21,225
U.S. Treasury Ultra Long Term Bond	2	9/21/22	(311,500)	7,100
Ultra 10 Year U.S. Treasury Note	22	9/21/22	(2,826,656)	23,494

			$(6,482,844)	$51,819

Long Exposure

2 Year U.S. Treasury Note	40	9/30/22	$8,444,062	$(4,687)
5 Year U.S. Treasury Note	1	9/30/22	112,953	117
U.S. Treasury Long Bond	9	9/21/22	1,254,938	(11,398)

			$9,811,953	$(15,968)

Total - Net			$3,329,109	$35,851

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of May 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Foreign Corporate Bonds	$—	$44,557,427	$—	$44,557,427
Foreign Government Agencies	—	180,475	—	180,475
Foreign Government Obligations	—	344,500	—	344,500
Investment of Cash Collateral for Securities Loaned	—	2,438,713	—	2,438,713

Total Investments in Securities	$—	$47,521,115	$—	$47,521,115

Financial Derivative Instruments
Futures Contracts[1]	$51,936	$—	$—	$51,936
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(16,085)	$—	$—	$(16,085)

Total - Net	$35,851	$47,521,115	$—	$47,556,966

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2022

Investments	Principal Amount†		Value
FOREIGN GOVERNMENT OBLIGATIONS - 82.9%

Brazil - 9.9%
Brazil Letras do Tesouro Nacional
6.82%, 7/1/23, Series LTN(a)	8,495,000	BRL	$1,565,388
7.61%, 1/1/24, Series LTN(a)	13,290,000	BRL	2,312,280
9.41%, 7/1/24, Series LTN(a)	7,255,000	BRL	1,195,889
Brazil Notas do Tesouro Nacional
10.00%, 1/1/23, Series F	7,835,000	BRL	1,623,575
10.00%, 1/1/25, Series F	4,249,000	BRL	850,135
10.00%, 1/1/27, Series F	3,780,000	BRL	733,941
10.00%, 1/1/29, Series F	3,560,000	BRL	671,675
10.00%, 1/1/31, Series F	500,000	BRL	92,097

Total Brazil			9,044,980

Chile - 4.0%
Bonos de la Tesoreria de la Republica en pesos
4.00%, 3/1/23(b)(c)	200,000,000	CLP	235,646
2.50%, 3/1/25	765,000,000	CLP	840,085
4.50%, 3/1/26	680,000,000	CLP	778,735
2.30%, 10/1/28(b)(c)	105,000,000	CLP	99,438
5.00%, 10/1/28(b)(c)	480,000,000	CLP	541,291
4.70%, 9/1/30(b)(c)	175,000,000	CLP	191,849
5.00%, 3/1/35	490,000,000	CLP	527,849
6.00%, 1/1/43, Series 30YR	380,000,000	CLP	445,572

Total Chile			3,660,465

China - 4.4%
China Development Bank
3.41%, 6/7/31, Series 2110	2,000,000	CNY	306,659
China Government Bond
3.12%, 12/5/26, Series 1916	2,250,000	CNY	345,153
2.85%, 6/4/27, Series INBK	1,700,000	CNY	257,459
3.25%, 11/22/28, Series 1827	5,000,000	CNY	772,605
3.29%, 5/23/29, Series 1906	5,000,000	CNY	774,701
3.13%, 11/21/29, Series 1915	4,000,000	CNY	612,651
2.68%, 5/21/30, Series INBK	2,970,000	CNY	439,795
3.81%, 9/14/50, Series INBK	3,000,000	CNY	488,104

Total China			3,997,127

Colombia - 7.6%
Colombian TES
10.00%, 7/24/24, Series B	2,958,700,000	COP	790,405
6.25%, 11/26/25, Series B	1,502,400,000	COP	356,094
7.50%, 8/26/26, Series B	5,104,300,000	COP	1,229,285
5.75%, 11/3/27, Series B	5,079,700,000	COP	1,101,025
6.00%, 4/28/28, Series B	2,422,600,000	COP	521,730
7.75%, 9/18/30, Series B	562,200,000	COP	126,651
7.00%, 3/26/31, Series B	3,300,000,000	COP	699,163
7.00%, 6/30/32, Series B	3,041,800,000	COP	627,963
7.25%, 10/18/34, Series B	2,210,400,000	COP	443,275
6.25%, 7/9/36, Series B	5,000,000,000	COP	889,403
7.25%, 10/26/50, Series B	850,000,000	COP	152,119

Total Colombia			6,937,113

Czech Republic - 1.8%
Czech Republic Government Bond
0.45%, 10/25/23, Series 97(b)	5,680,000	CZK	228,533
3.62%, 12/12/24, Series 135(a)	2,000,000	CZK	76,084
1.25%, 2/14/25, Series 120	10,000,000	CZK	390,172
0.25%, 2/10/27, Series 100	6,300,000	CZK	220,456
0.05%, 11/29/29, Series 130	9,200,000	CZK	284,448
1.20%, 3/13/31, Series 121	15,000,000	CZK	490,795

Total Czech Republic			1,690,488

Egypt - 0.0%
Egypt Government Bond
14.48%, 4/6/26, Series 5YR	200,000	EGP	10,428

Hungary - 1.7%
Hungary Government Bond
1.75%, 10/26/22, Series 22/B	66,770,000	HUF	177,019
6.00%, 11/24/23, Series 23/A	17,600,000	HUF	46,888
3.00%, 6/26/24, Series 24/B	168,940,000	HUF	422,200
1.00%, 11/26/25, Series 25/C	30,000,000	HUF	66,372
3.00%, 10/27/27, Series 27/A	164,360,000	HUF	362,810
3.00%, 8/21/30, Series 30/A	55,660,000	HUF	113,115
3.25%, 10/22/31, Series 31/A	72,870,000	HUF	146,811
2.25%, 4/20/33, Series 33/A(d)	95,360,000	HUF	164,646
3.00%, 10/27/38, Series 38/A	27,000,000	HUF	44,741

Total Hungary			1,544,602

India - 4.0%
India Government Bond
5.15%, 11/9/25	50,000,000	INR	606,674
5.63%, 4/12/26	50,000,000	INR	613,985
7.26%, 1/14/29	50,000,000	INR	642,419
5.79%, 5/11/30	50,000,000	INR	583,426
6.10%, 7/12/31	50,000,000	INR	587,677
7.16%, 9/20/50	50,000,000	INR	614,597

Total India			3,648,778

Indonesia - 10.9%
Indonesia Treasury Bond
8.38%, 3/15/24, Series FR70	8,465,000,000	IDR	614,303
8.13%, 5/15/24, Series FR77	8,178,000,000	IDR	593,628
6.50%, 6/15/25, Series FR81	7,700,000,000	IDR	540,098
5.50%, 4/15/26, Series FR86	4,697,000,000	IDR	318,631
8.38%, 9/15/26, Series FR56	9,931,000,000	IDR	733,533
6.13%, 5/15/28, Series FR64	12,300,000,000	IDR	822,684
9.00%, 3/15/29, Series FR71	9,875,000,000	IDR	752,947
8.25%, 5/15/29, Series FR78	3,520,000,000	IDR	258,922
7.00%, 9/15/30, Series FR82	13,000,000,000	IDR	891,518
8.75%, 5/15/31, Series FR73	8,601,000,000	IDR	648,033
8.25%, 6/15/32, Series FR58	4,489,000,000	IDR	323,479
8.38%, 3/15/34, Series FR68	9,800,000,000	IDR	715,096
7.50%, 6/15/35, Series FR80	11,063,000,000	IDR	762,119
8.25%, 5/15/36, Series FR72	11,563,000,000	IDR	836,270
7.50%, 5/15/38, Series FR75	3,300,000,000	IDR	222,715
8.38%, 4/15/39, Series FR79	2,800,000,000	IDR	205,483
7.50%, 4/15/40, Series FR83	4,000,000,000	IDR	270,272
8.75%, 2/15/44, Series FR67	1,390,000,000	IDR	107,096
Perusahaan Penerbit SBSN Indonesia
6.63%, 10/15/24, Series PBS	5,000,000,000	IDR	356,583

Total Indonesia			9,973,410

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2022

Investments	Principal Amount†		Value
Malaysia - 7.3%
Malaysia Government Bond
3.48%, 6/14/24, Series 0319	1,000,000	MYR	$229,673
4.18%, 7/15/24, Series 0114	1,560,000	MYR	362,575
3.96%, 9/15/25, Series 0115	2,890,000	MYR	667,419
3.91%, 7/15/26, Series 0119	465,000	MYR	107,155
3.90%, 11/30/26, Series 0316	1,400,000	MYR	322,172
3.90%, 11/16/27, Series 0417	4,410,000	MYR	1,010,272
3.89%, 8/15/29, Series 0219	800,000	MYR	181,280
2.63%, 4/15/31, Series 0220	2,000,000	MYR	405,399
3.83%, 7/5/34, Series 0419	1,485,000	MYR	316,266
4.25%, 5/31/35, Series 0415	1,400,000	MYR	310,791
4.76%, 4/7/37, Series 0317	1,832,000	MYR	427,883
3.76%, 5/22/40, Series 0519	1,500,000	MYR	305,145
4.07%, 6/15/50, Series 0120	1,315,000	MYR	262,940
Malaysia Government Investment Issue
4.13%, 8/15/25, Series 0118	1,725,000	MYR	401,392
3.73%, 3/31/26, Series 0319	2,900,000	MYR	664,320
3.42%, 9/30/27, Series 0120	500,000	MYR	112,397
3.47%, 10/15/30, Series 0220	1,980,000	MYR	431,106
3.45%, 7/15/36, Series 0121	1,125,000	MYR	227,150

Total Malaysia			6,745,335

Mexico - 4.7%
Mexican Bonos
5.75%, 3/5/26, Series M	3,700,000	MXN	169,101
8.50%, 5/31/29, Series M 20	15,945,000	MXN	803,049
7.75%, 5/29/31, Series M	15,133,000	MXN	729,973
7.75%, 11/23/34, Series M	5,319,000	MXN	253,160
10.00%, 11/20/36, Series M 30	4,237,000	MXN	239,789
8.50%, 11/18/38, Series M 30	9,354,000	MXN	466,962
7.75%, 11/13/42, Series M	15,142,000	MXN	693,917
8.00%, 11/7/47, Series M	20,000,000	MXN	934,736

Total Mexico			4,290,687

Peru - 3.6%
Peru Government Bond
8.20%, 8/12/26	125,000	PEN	35,905
6.35%, 8/12/28	2,200,000	PEN	571,345
5.94%, 2/12/29	4,785,000	PEN	1,204,824
6.15%, 8/12/32	3,451,000	PEN	839,463
5.40%, 8/12/34	330,000	PEN	73,264
6.90%, 8/12/37	500,000	PEN	124,587
5.35%, 8/12/40	2,000,000	PEN	411,655

Total Peru			3,261,043

Philippines - 1.8%
Philippine Government International Bond
3.90%, 11/26/22	39,000,000	PHP	724,106
6.25%, 1/14/36	50,000,000	PHP	936,518

Total Philippines			1,660,624

Poland - 3.8%
Republic of Poland Government Bond
2.50%, 1/25/23, Series 0123	270,000	PLN	61,793
4.00%, 10/25/23, Series 1023	2,300,000	PLN	520,873
2.50%, 4/25/24, Series 0424	1,200,000	PLN	261,195
0.75%, 4/25/25, Series 0425	3,705,000	PLN	737,257
2.50%, 7/25/26, Series 0726	4,095,000	PLN	811,703
2.50%, 7/25/27, Series 0727	3,505,000	PLN	669,736
2.75%, 10/25/29, Series 1029	585,000	PLN	106,327
1.25%, 10/25/30, Series 1030	2,215,000	PLN	345,586

Total Poland			3,514,470

Romania - 1.8%
Romania Government Bond
5.85%, 4/26/23, Series 10Y	1,470,000	RON	315,039
4.00%, 10/25/23, Series 3Y	565,000	RON	116,818
3.25%, 4/29/24, Series 7Y	950,000	RON	189,685
4.75%, 2/24/25, Series 10Y	1,410,000	RON	283,019
4.85%, 4/22/26, Series 7Y	1,000,000	RON	195,608
5.80%, 7/26/27, Series 15YR	580,000	RON	115,003
4.15%, 1/26/28, Series 8Y	940,000	RON	171,534
5.00%, 2/12/29, Series 10Y	500,000	RON	92,714
3.65%, 9/24/31, Series 15Y	500,000	RON	79,186
4.75%, 10/11/34, Series 15Y	560,000	RON	91,185

Total Romania			1,649,791

Russia - 0.6%
Russian Federal Bond - OFZ
7.00%, 1/25/23, Series 6211	18,349,000	RUB	19,660
6.50%, 2/28/24, Series 6223	23,910,000	RUB	25,618
7.10%, 10/16/24, Series 6222	67,486,000	RUB	72,306
7.15%, 11/12/25, Series 6229	33,668,000	RUB	36,073
7.75%, 9/16/26, Series 6219	33,000,000	RUB	35,357
8.15%, 2/3/27, Series 6207	43,606,000	RUB	46,721
7.05%, 1/19/28, Series 6212	29,885,000	RUB	32,019
5.70%, 5/17/28, Series 6236	25,000,000	RUB	26,786
6.90%, 5/23/29, Series 6224	30,000,000	RUB	32,143
7.65%, 4/10/30, Series 6228	24,000,000	RUB	25,714
6.90%, 7/23/31, Series 6239	21,500,000	RUB	23,036
8.50%, 9/17/31, Series 6218	27,440,000	RUB	29,400
7.70%, 3/23/33, Series 6221	31,865,000	RUB	34,141
7.25%, 5/10/34, Series 6225	55,860,000	RUB	59,850
6.10%, 7/18/35, Series 6233	10,500,000	RUB	11,250
7.70%, 3/16/39, Series 6230	38,765,000	RUB	41,534

Total Russia			551,608

South Africa - 9.8%
Republic of South Africa Government Bond
10.50%, 12/21/26, Series R186	10,000,000	ZAR	695,147
8.00%, 1/31/30, Series 2030	25,655,000	ZAR	1,486,578
7.00%, 2/28/31, Series R213	10,267,000	ZAR	540,568
8.25%, 3/31/32, Series 2032	19,895,000	ZAR	1,119,175
8.88%, 2/28/35, Series 2035	18,810,000	ZAR	1,056,691
6.25%, 3/31/36, Series R209	3,021,600	ZAR	132,023

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2022

Investments	Principal Amount†		Value
8.50%, 1/31/37, Series 2037	12,350,000	ZAR	$655,193
9.00%, 1/31/40, Series 2040	19,300,000	ZAR	1,045,764
6.50%, 2/28/41, Series R214	4,005,000	ZAR	165,546
8.75%, 1/31/44, Series 2044	12,665,000	ZAR	660,039
8.75%, 2/28/48, Series 2048	28,120,000	ZAR	1,460,426

Total South Africa			9,017,150

Thailand - 3.9%
Thailand Government Bond
2.00%, 12/17/22	6,000,000	THB	176,742
0.75%, 6/17/24	3,025,000	THB	86,873
1.45%, 12/17/24	31,565,000	THB	915,317
0.95%, 6/17/25	7,000,000	THB	198,678
3.85%, 12/12/25	5,480,000	THB	169,848
2.13%, 12/17/26	4,000,000	THB	116,767
2.88%, 12/17/28	3,615,000	THB	107,775
4.88%, 6/22/29	5,067,000	THB	169,622
1.60%, 12/17/29	15,245,000	THB	413,209
3.65%, 6/20/31	9,000,000	THB	280,949
1.60%, 6/17/35	6,130,000	THB	150,010
3.40%, 6/17/36	9,225,000	THB	274,666
3.30%, 6/17/38	12,000,000	THB	342,517
2.88%, 6/17/46	6,985,000	THB	168,535

Total Thailand			3,571,508

Turkey - 1.3%
Turkey Government Bond
12.20%, 1/18/23	3,235,000	TRY	188,163
16.20%, 6/14/23	4,830,000	TRY	277,693
9.00%, 7/24/24	733,000	TRY	33,866
8.00%, 3/12/25	4,657,000	TRY	199,531
12.60%, 10/1/25	3,815,000	TRY	182,315
10.60%, 2/11/26	2,290,000	TRY	103,846
11.00%, 2/24/27	806,000	TRY	32,935
10.50%, 8/11/27	3,410,000	TRY	138,298
11.70%, 11/13/30	1,905,000	TRY	77,842

Total Turkey			1,234,489

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $98,919,066)			76,004,096

SUPRANATIONAL BONDS - 10.0%
European Bank for Reconstruction & Development
6.45%, 12/13/22	7,910,000,000	IDR	548,199
European Investment Bank
5.50%, 1/23/23	7,000,000	MXN	344,088
7.50%, 7/30/23	38,000,000	MXN	1,889,301
7.75%, 1/30/25	10,000,000	MXN	487,922
8.13%, 12/21/26	9,740,000	ZAR	637,979
8.00%, 5/5/27(b)	12,500,000	ZAR	810,660
Inter-American Development Bank
7.50%, 12/5/24	8,000,000	MXN	388,089
International Bank for Reconstruction & Development
8.25%, 12/21/26	6,675,000	ZAR	436,542
International Finance Corp.
5.75%, 3/2/23	11,000,000	MXN	542,467
7.00%, 7/20/27	27,980,000	MXN	1,303,548
7.50%, 1/18/28	19,700,000	MXN	935,208
5.50%, 2/28/28	34,850,000	RUB	343,178
7.75%, 1/18/30	10,000,000	MXN	475,828

TOTAL SUPRANATIONAL BONDS (Cost: $9,457,355)			9,143,009

REPURCHASE AGREEMENT - 0.2%

United States - 0.2%
Citigroup, Inc., tri-party repurchase agreement dated 5/31/22 (tri-party custodian: The Bank of New York Mellon Corp.), 0.81% due 6/1/22; Proceeds at maturity - $200,005 (fully collateralized by Ginnie Mae I Construction Loan, 2.62% - 4.05% due 3/15/64 - 6/15/64; Market value including accrued interest - $210,490) (Cost: $200,000)	200,000		200,000

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%

United States - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.79%(e) (Cost: $171,648)	171,648		171,648

TOTAL INVESTMENTS IN SECURITIES - 93.3% (Cost: $108,748,069)			85,518,753
Other Assets less Liabilities - 6.7%			6,176,836

NET ASSETS - 100.0%			$91,695,589

†	Principal amount is reported in U.S. dollars unless otherwise noted.
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of May 31, 2022.
(b)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)

Security, or portion thereof, was on loan at May 31, 2022. At May 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $164,646 and the total market value of the collateral held by the Fund was $171,648.

(e)	Rate shown represents annualized 7-day yield as of May 31, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2022

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	6/15/2022	8,200,000	MXN	414,938	USD	$—	$(8)
Citibank NA	9/15/2022	6,900,000	TRY	381,954	USD	—	(9,416)
Goldman Sachs	6/15/2022	149,152	USD	3,000,000	MXN	—	(2,652)
HSBC Holdings PLC	6/15/2022	16,500,000	CNY	2,473,392	USD	4,403	—
HSBC Holdings PLC	6/15/2022	38,000,000	INR	497,382	USD	—	(8,822)
JP Morgan Chase Bank NA	6/15/2022	3,000,000	MXN	141,214	USD	10,590	—
Morgan Stanley & Co. International	6/15/2022	2,462,000	MYR	586,749	USD	—	(23,823)
Morgan Stanley & Co. International	6/15/2022	153,708	USD	12,000,000	INR	—	(574)
Morgan Stanley & Co. International	6/15/2022	486,743	USD	38,000,000	INR	—	(1,818)
Standard Chartered Bank	6/6/2022	2,468,910	USD	16,500,000	CNH	—	(1,371)
Standard Chartered Bank	6/15/2022	2,500,000	CNY	393,020	USD	—	(17,597)

						$14,993	$(66,081)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of May 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Foreign Government Obligations	$—	$76,004,096	$—	$76,004,096
Supranational Bonds	—	9,143,009	—	9,143,009
Repurchase Agreement	—	200,000	—	200,000
Investment of Cash Collateral for Securities Loaned	—	171,648	—	171,648

Total Investments in Securities	$—	$85,518,753	$—	$85,518,753

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$14,993	$—	$14,993
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(66,081)	$—	$(66,081)

Total - Net	$—	$85,467,665	$—	$85,467,665

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Floating Rate Treasury Fund (USFR)

May 31, 2022

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 99.9%

U.S. Treasury Notes - 99.9%
U.S. Treasury Floating Rate Notes
1.26%, 7/31/23, (3-month U.S. Treasury Bill Money Market Yield + 0.029%)*	$1,700,896,000	$1,704,806,428
1.27%, 10/31/23, (3-month U.S. Treasury Bill Money Market Yield + 0.035%)*	1,615,833,000	1,619,865,747
1.22%, 1/31/24, (3-month U.S. Treasury Bill Money Market Yield - 0.015%)*	1,488,375,000	1,489,857,064
1.16%, 4/30/24, (3-month U.S. Treasury Bill Money Market Yield - 0.075%)*	978,078,000	977,254,938

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $5,790,766,529)		5,791,784,177
Other Assets less Liabilities - 0.1%		4,558,023

NET ASSETS - 100.0%		$5,796,342,200

*	Floating rate note. Coupon shown is in effect at May 31, 2022. Date represents the ultimate maturity date.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of May 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
U.S. Government Obligations	$—	$5,791,784,177	$—	$5,791,784,177

Total Investments in Securities	$—	$5,791,784,177	$—	$5,791,784,177

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2022

Investments	Principal Amount	Value
U.S. CORPORATE BONDS - 95.5%

United States - 95.5%
ACCO Brands Corp.
4.25%, 3/15/29(a)	$255,000	$221,090
AdaptHealth LLC
4.63%, 8/1/29(a)	639,000	556,179
ADT Security Corp.
4.88%, 7/15/32(a)	747,000	654,917
Adtalem Global Education, Inc.
5.50%, 3/1/28(a)	240,000	222,420
AECOM
5.13%, 3/15/27	321,000	320,759
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.50%, 2/15/23(a)	20,000	19,993
3.25%, 3/15/26(a)	60,000	56,542
7.50%, 3/15/26(a)	415,000	437,601
4.63%, 1/15/27(a)	1,080,000	1,050,214
5.88%, 2/15/28(a)	254,000	249,804
3.50%, 3/15/29(a)	490,000	427,716
4.88%, 2/15/30(a)	998,000	931,882
Allison Transmission, Inc.
5.88%, 6/1/29(a)	627,000	628,743
AMC Networks, Inc.
5.00%, 4/1/24	195,000	194,308
4.75%, 8/1/25(b)	658,000	653,085
American Axle & Manufacturing, Inc.
5.00%, 10/1/29	320,000	286,326
American Finance Trust, Inc. / American Finance Operating Partner LP
4.50%, 9/30/28(a)	308,000	261,421
AmeriGas Partners LP / AmeriGas Finance Corp.
5.63%, 5/20/24	236,000	240,364
5.50%, 5/20/25	588,000	586,359
5.75%, 5/20/27	17,000	16,878
Amkor Technology, Inc.
6.63%, 9/15/27(a)	237,000	236,495
AMN Healthcare, Inc.
4.63%, 10/1/27(a)	40,000	38,741
ANGI Group LLC
3.88%, 8/15/28(a)	361,000	302,348
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.75%, 3/1/27(a)	150,000	150,761
5.75%, 1/15/28(a)	767,000	770,705
5.38%, 6/15/29(a)	189,000	189,682
Antero Resources Corp.
7.63%, 2/1/29(a)	478,000	518,549
Apache Corp.
5.10%, 9/1/40	431,000	401,515
4.75%, 4/15/43	16,000	13,908
Apollo Commercial Real Estate Finance, Inc.
4.63%, 6/15/29(a)	369,000	315,189
APX Group, Inc.
5.75%, 7/15/29(a)(b)	596,000	505,783
Aramark Services, Inc.
5.00%, 4/1/25(a)	450,000	449,284
6.38%, 5/1/25(a)	489,000	501,597
5.00%, 2/1/28(a)(b)	654,000	637,029
Archrock Partners LP / Archrock Partners Finance Corp.
6.88%, 4/1/27(a)	173,000	172,024
6.25%, 4/1/28(a)	559,000	545,908
Asbury Automotive Group, Inc.
4.63%, 11/15/29(a)	90,000	83,251
5.00%, 2/15/32(a)	526,000	477,313
ASGN, Inc.
4.63%, 5/15/28(a)	225,000	210,796
Audacy Capital Corp.
6.75%, 3/31/29(a)	450,000	293,238
Avantor Funding, Inc.
4.63%, 7/15/28(a)	549,000	535,165
Avient Corp.
5.75%, 5/15/25(a)	150,000	152,594
Axalta Coating Systems LLC
3.38%, 2/15/29(a)(b)	248,000	218,726
B&G Foods, Inc.
5.25%, 4/1/25	333,000	315,301
5.25%, 9/15/27(b)	224,000	200,917
Ball Corp.
4.00%, 11/15/23	175,000	175,796
5.25%, 7/1/25	70,000	72,275
2.88%, 8/15/30	670,000	580,448
Bath & Body Works, Inc.
5.25%, 2/1/28	420,000	401,638
7.50%, 6/15/29(b)	65,000	67,235
6.63%, 10/1/30(a)	420,000	420,000
6.88%, 11/1/35	338,000	309,784
Bausch Health Americas, Inc.
9.25%, 4/1/26(a)(b)	1,007,000	847,491
Berry Global, Inc.
1.57%, 1/15/26	20,000	18,224
4.88%, 7/15/26(a)	204,000	200,805
Big River Steel LLC / BRS Finance Corp.
6.63%, 1/31/29(a)	250,000	253,275
Black Knight InfoServ LLC
3.63%, 9/1/28(a)	261,000	246,809
Block, Inc.
3.50%, 6/1/31(a)(b)	221,000	189,753
Booz Allen Hamilton, Inc.
3.88%, 9/1/28(a)	220,000	206,501
Boyd Gaming Corp.
4.75%, 12/1/27	1,032,000	1,004,198
Brink’s Co.
4.63%, 10/15/27(a)	261,000	247,337
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LLC
5.75%, 5/15/26(a)	573,000	564,096
4.50%, 4/1/27(a)	400,000	374,912
Builders FirstSource, Inc.
5.00%, 3/1/30(a)	510,000	480,802
Cable One, Inc.
4.00%, 11/15/30(a)	354,000	313,977

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2022

Investments	Principal Amount	Value
Caesars Resort Collection LLC / CRC Finco, Inc.
5.75%, 7/1/25(a)	$120,000	$120,546
California Resources Corp.
7.13%, 2/1/26(a)	310,000	318,816
Calumet Specialty Products Partners LP / Calumet Finance Corp.
11.00%, 4/15/25(a)	539,000	544,552
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 5/1/27(a)	527,000	519,643
4.75%, 3/1/30(a)	810,000	748,100
4.50%, 8/15/30(a)	1,197,000	1,081,358
4.25%, 1/15/34(a)	1,099,000	912,478
CDK Global, Inc.
5.00%, 10/15/24	10,000	10,336
5.25%, 5/15/29(a)	88,000	88,906
CDW LLC / CDW Finance Corp.
5.50%, 12/1/24	77,000	78,778
4.13%, 5/1/25	273,000	270,428
4.25%, 4/1/28	1,000	956
Centene Corp.
4.63%, 12/15/29	1,053,000	1,039,437
3.38%, 2/15/30	22,000	20,206
3.00%, 10/15/30	945,000	841,995
Central Garden & Pet Co.
4.13%, 10/15/30	150,000	134,939
CF Industries, Inc.
5.38%, 3/15/44	6,000	6,120
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
5.75%, 3/1/25(a)	682,000	679,852
Charles River Laboratories International, Inc.
4.00%, 3/15/31(a)	360,000	332,809
Charter Communications Operating LLC / Charter Communications Operating Capital
3.70%, 4/1/51	1,012,000	739,468
3.85%, 4/1/61	954,000	680,774
Chemours Co.
5.38%, 5/15/27(b)	484,000	481,503
5.75%, 11/15/28(a)(b)	620,000	612,554
Chesapeake Energy Corp.
6.75%, 4/15/29(a)	63,000	66,437
CHS / Community Health Systems, Inc.
8.00%, 3/15/26(a)	492,000	493,284
5.63%, 3/15/27(a)	550,000	514,035
8.00%, 12/15/27(a)	360,000	361,084
6.88%, 4/1/28(a)(b)	400,000	277,592
6.88%, 4/15/29(a)(b)	891,000	694,561
6.13%, 4/1/30(a)(b)	250,000	182,578
4.75%, 2/15/31(a)	1,479,000	1,198,818
Churchill Downs, Inc.
5.50%, 4/1/27(a)	322,000	322,509
Cinemark USA, Inc.
5.25%, 7/15/28(a)(b)	580,000	522,174
Clarivate Science Holdings Corp.
3.88%, 7/1/28(a)	60,000	56,205
4.88%, 7/1/29(a)(b)	718,000	642,782
Clean Harbors, Inc.
4.88%, 7/15/27(a)	30,000	29,966
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/28(a)	1,208,000	1,016,629
7.50%, 6/1/29(a)	713,000	580,817
Clearway Energy Operating LLC
4.75%, 3/15/28(a)	42,000	40,215
3.75%, 2/15/31(a)	282,000	248,983
Cleveland-Cliffs, Inc.
6.75%, 3/15/26(a)	430,000	450,309
5.88%, 6/1/27	175,000	175,525
4.63%, 3/1/29(a)(b)	500,000	467,350
4.88%, 3/1/31(a)(b)	171,000	161,655
CNX Resources Corp.
7.25%, 3/14/27(a)	481,000	503,992
Cogent Communications Group, Inc.
3.50%, 5/1/26(a)	70,000	67,254
Coinbase Global, Inc.
3.63%, 10/1/31(a)	1,000,000	677,350
CommScope Technologies LLC
6.00%, 6/15/25(a)	939,000	879,373
5.00%, 3/15/27(a)(b)	579,000	484,438
CommScope, Inc.
6.00%, 3/1/26(a)	919,000	904,397
8.25%, 3/1/27(a)	1,338,000	1,176,798
4.75%, 9/1/29(a)	585,000	518,714
Compass Minerals International, Inc.
6.75%, 12/1/27(a)	399,000	381,161
Comstock Resources, Inc.
6.75%, 3/1/29(a)	753,000	753,105
5.88%, 1/15/30(a)	617,000	590,710
Conduent Business Services LLC / Conduent State & Local Solutions, Inc.
6.00%, 11/1/29(a)	332,000	301,307
Consolidated Communications, Inc.
6.50%, 10/1/28(a)	532,000	467,463
Continental Resources, Inc.
4.50%, 4/15/23	430,000	435,108
4.90%, 6/1/44	6,000	5,378
CoreCivic, Inc.
8.25%, 4/15/26	554,000	571,218
Cornerstone Building Brands, Inc.
6.13%, 1/15/29(a)	404,000	300,047
Coty, Inc.
5.00%, 4/15/26(a)	400,000	383,628
6.50%, 4/15/26(a)(b)	371,000	354,509
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 6/15/31(a)	560,000	531,227

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2022

Investments	Principal Amount	Value
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
5.63%, 5/1/27(a)	$474,000	$457,510
6.00%, 2/1/29(a)	400,000	378,004
Crowdstrike Holdings, Inc.
3.00%, 2/15/29	70,000	63,567
Crown Americas LLC / Crown Americas Capital Corp. VI
4.75%, 2/1/26	50,000	50,240
CSC Holdings LLC
5.25%, 6/1/24	1,101,000	1,089,406
5.50%, 4/15/27(a)	260,000	260,286
7.50%, 4/1/28(a)	570,000	530,602
6.50%, 2/1/29(a)	400,000	393,996
5.75%, 1/15/30(a)	1,010,000	845,602
4.63%, 12/1/30(a)	350,000	275,520
3.38%, 2/15/31(a)	210,000	171,753
Curo Group Holdings Corp.
7.50%, 8/1/28(a)	622,000	454,402
CVR Partners LP / CVR Nitrogen Finance Corp.
6.13%, 6/15/28(a)	440,000	422,167
Darling Ingredients, Inc.
5.25%, 4/15/27(a)	50,000	49,795
DaVita, Inc.
4.63%, 6/1/30(a)	752,000	653,826
3.75%, 2/15/31(a)	1,638,000	1,345,093
Delta Air Lines, Inc.
3.75%, 10/28/29	607,000	537,687
Deluxe Corp.
8.00%, 6/1/29(a)	310,000	275,041
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 8/15/26(a)	1,976,000	649,570
6.63%, 8/15/27(a)	1,501,000	286,721
DISH DBS Corp.
5.88%, 7/15/22	1,026,000	1,028,452
5.00%, 3/15/23	601,000	589,473
5.88%, 11/15/24	1,628,000	1,497,955
7.75%, 7/1/26	1,794,000	1,535,215
Diversified Healthcare Trust
4.75%, 2/15/28	308,000	258,178
4.38%, 3/1/31	811,000	638,614
Dycom Industries, Inc.
4.50%, 4/15/29(a)	224,000	206,546
Edgewell Personal Care Co.
5.50%, 6/1/28(a)	696,000	678,732
4.13%, 4/1/29(a)	70,000	63,746
Elanco Animal Health, Inc.
5.77%, 8/28/23	10,000	10,258
6.40%, 8/28/28	260,000	269,082
Element Solutions, Inc.
3.88%, 9/1/28(a)	298,000	269,577
Enact Holdings, Inc.
6.50%, 8/15/25(a)	309,000	311,914
Encompass Health Corp.
4.50%, 2/1/28	505,000	470,332
4.75%, 2/1/30	404,000	370,488
Energizer Holdings, Inc.
4.75%, 6/15/28(a)	400,000	355,432
4.38%, 3/31/29(a)	557,000	472,163
EnLink Midstream LLC
5.63%, 1/15/28(a)	125,000	125,845
EnLink Midstream Partners LP
4.40%, 4/1/24	321,000	320,984
4.15%, 6/1/25	238,000	238,333
5.45%, 6/1/47	28,000	22,825
EQM Midstream Partners LP
6.00%, 7/1/25(a)	250,000	255,200
6.50%, 7/1/27(a)	500,000	501,560
5.50%, 7/15/28	180,000	171,214
4.50%, 1/15/29(a)	250,000	222,305
4.75%, 1/15/31(a)(b)	500,000	433,055
6.50%, 7/15/48	587,000	501,151
Ferrellgas LP / Ferrellgas Finance Corp.
5.88%, 4/1/29(a)	900,000	783,504
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
4.63%, 1/15/29(a)	350,000	318,640
6.75%, 1/15/30(a)	950,000	823,906
First-Citizens Bank & Trust Co.
3.93%, 6/19/24, (3.929% fixed rate until 6/19/23; Secured Overnight Financing Rate + 3.827% thereafter)(c)	10,000	10,055
FirstCash, Inc.
4.63%, 9/1/28(a)	150,000	136,581
Fluor Corp.
4.25%, 9/15/28(b)	214,000	203,722
Ford Holdings LLC
9.30%, 3/1/30	262,000	308,636
Ford Motor Co.
9.63%, 4/22/30	658,000	802,543
3.25%, 2/12/32	400,000	338,584
4.75%, 1/15/43	274,000	226,406
5.29%, 12/8/46	922,000	814,329
Ford Motor Credit Co. LLC
3.35%, 11/1/22	220,000	220,194
4.14%, 2/15/23	660,000	662,072
3.66%, 9/8/24	20,000	19,574
4.39%, 1/8/26	10,000	9,694
4.54%, 8/1/26	180,000	176,769
2.70%, 8/10/26	200,000	181,996
5.11%, 5/3/29	400,000	389,416
4.00%, 11/13/30	250,000	224,840
Fortress Transportation and Infrastructure Investors LLC
6.50%, 10/1/25(a)	33,000	32,281
Freeport-McMoRan, Inc.
3.88%, 3/15/23	840,000	846,275
4.55%, 11/14/24	425,000	432,684
5.00%, 9/1/27	224,000	227,369
5.45%, 3/15/43	8,000	7,882
Frontier Communications Holdings LLC
5.00%, 5/1/28(a)	1,500,000	1,398,375
5.88%, 11/1/29	1,500,000	1,271,115
Gap, Inc.
3.63%, 10/1/29(a)(b)	170,000	124,930
3.88%, 10/1/31(a)(b)	220,000	156,779

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2022

Investments	Principal Amount	Value
Gartner, Inc.
4.50%, 7/1/28(a)	$400,000	$390,000
3.75%, 10/1/30(a)	222,000	206,114
Gates Global LLC / Gates Corp.
6.25%, 1/15/26(a)	388,000	379,305
Genesis Energy LP / Genesis Energy Finance Corp.
8.00%, 1/15/27	259,000	256,433
7.75%, 2/1/28	1,170,000	1,129,389
Glatfelter Corp.
4.75%, 11/15/29(a)	265,000	190,903
Global Atlantic Fin Co.
4.70%, 10/15/51, (4.70% fixed rate until 7/15/26; 5-year Constant Maturity Treasury Rate + 3.796% thereafter)(a)(c)	362,000	311,838
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP
3.75%, 12/15/27(a)	210,000	193,057
GLP Capital LP / GLP Financing II, Inc.
4.00%, 1/15/31	552,000	500,338
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
3.50%, 3/1/29(a)	337,000	310,104
Goodyear Tire & Rubber Co.
5.00%, 5/31/26(b)	646,000	634,805
4.88%, 3/15/27(b)	584,000	561,931
5.25%, 7/15/31(b)	989,000	901,632
GrafTech Finance, Inc.
4.63%, 12/15/28(a)	220,000	200,944
Graham Packaging Co., Inc.
7.13%, 8/15/28(a)(b)	405,000	336,393
Gray Television, Inc.
5.88%, 7/15/26(a)	498,000	493,199
7.00%, 5/15/27(a)	1,719,000	1,748,481
Griffon Corp.
5.75%, 3/1/28	644,000	622,310
Group 1 Automotive, Inc.
4.00%, 8/15/28(a)	347,000	316,349
Hanesbrands, Inc.
4.63%, 5/15/24(a)	189,000	188,938
4.88%, 5/15/26(a)	248,000	245,587
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 6/15/26(a)	265,000	245,536
HCA, Inc.
5.38%, 2/1/25	414,000	428,531
3.50%, 9/1/30	567,000	517,558
HealthEquity, Inc.
4.50%, 10/1/29(a)	310,000	289,518
Hilton Domestic Operating Co., Inc.
4.88%, 1/15/30	827,000	812,652
3.63%, 2/15/32(a)	612,000	531,663
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Escrow, Inc.
5.00%, 6/1/29(a)	459,000	431,258
4.88%, 7/1/31(a)	424,000	375,706
HLF Financing Sarl LLC / Herbalife International, Inc.
4.88%, 6/1/29(a)	352,000	253,658
Holly Energy Partners LP / Holly Energy Finance Corp.
5.00%, 2/1/28(a)	299,000	281,105
Hologic, Inc.
3.25%, 2/15/29(a)	177,000	160,562
Horizon Therapeutics USA, Inc.
5.50%, 8/1/27(a)	110,000	110,883
Hughes Satellite Systems Corp.
5.25%, 8/1/26	272,000	271,869
6.63%, 8/1/26	356,000	351,443
Huntsman International LLC
4.50%, 5/1/29	27,000	26,839
IAA, Inc.
5.50%, 6/15/27(a)(b)	30,000	29,081
iHeartCommunications, Inc.
6.38%, 5/1/26	400,000	394,976
8.38%, 5/1/27(b)	620,989	583,456
5.25%, 8/15/27(a)	490,802	462,174
4.75%, 1/15/28(a)	474,000	428,107
Ingevity Corp.
3.88%, 11/1/28(a)(b)	300,000	273,006
IQVIA, Inc.
5.00%, 5/15/27(a)	250,000	250,295
Iron Mountain, Inc.
4.88%, 9/15/27(a)	425,000	418,774
5.25%, 3/15/28(a)	303,000	295,001
5.25%, 7/15/30(a)	576,000	551,249
4.50%, 2/15/31(a)	1,230,000	1,105,573
5.63%, 7/15/32(a)	400,000	382,584
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
6.50%, 4/15/29(a)	15,000	15,225
Kaiser Aluminum Corp.
4.63%, 3/1/28(a)	288,000	265,522
4.50%, 6/1/31(a)	357,000	313,153
KAR Auction Services, Inc.
5.13%, 6/1/25(a)(b)	470,000	471,659
Kennedy-Wilson, Inc.
5.00%, 3/1/31	607,000	541,183
Koppers, Inc.
6.00%, 2/15/25(a)	339,000	330,945
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.25%, 2/1/27(a)	713,000	645,700
Lamar Media Corp.
3.63%, 1/15/31	413,000	369,763
Lamb Weston Holdings, Inc.
4.88%, 5/15/28(a)(b)	60,000	59,552
4.13%, 1/31/30(a)	186,000	172,658
4.38%, 1/31/32(a)	410,000	378,713
Level 3 Financing, Inc.
3.63%, 1/15/29(a)	1,267,000	1,071,489
3.75%, 7/15/29(a)	791,000	676,289

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2022

Investments	Principal Amount	Value
Lions Gate Capital Holdings LLC
5.50%, 4/15/29(a)	$720,000	$627,257
Lithia Motors, Inc.
3.88%, 6/1/29(a)	30,000	27,789
4.38%, 1/15/31(a)	30,000	27,991
Live Nation Entertainment, Inc.
4.88%, 11/1/24(a)	70,000	69,432
6.50%, 5/15/27(a)	440,000	456,157
4.75%, 10/15/27(a)(b)	590,000	563,485
3.75%, 1/15/28(a)	415,000	383,659
LPL Holdings, Inc.
4.00%, 3/15/29(a)	230,000	213,323
Lumen Technologies, Inc.
7.50%, 4/1/24, Series Y	54,000	55,906
5.63%, 4/1/25	521,000	514,758
5.13%, 12/15/26(a)	622,000	575,636
4.00%, 2/15/27(a)	687,000	632,651
5.38%, 6/15/29(a)	1,000,000	858,550
Macy’s Retail Holdings LLC
5.88%, 4/1/29(a)(b)	241,000	227,355
Marriott Ownership Resorts, Inc.
6.13%, 9/15/25(a)	43,000	43,814
4.50%, 6/15/29(a)	295,000	262,639
Masonite International Corp.
5.38%, 2/1/28(a)	145,000	144,990
MasTec, Inc.
4.50%, 8/15/28(a)(b)	52,000	49,654
Match Group Holdings II LLC
4.63%, 6/1/28(a)	50,000	46,865
4.13%, 8/1/30(a)	60,000	53,636
3.63%, 10/1/31(a)(b)	90,000	76,531
Mattel, Inc.
3.38%, 4/1/26(a)	119,000	115,686
3.75%, 4/1/29(a)	3,000	2,879
Maxar Space Robotics LLC
9.75%, 12/31/23(a)	444,000	471,288
MGIC Investment Corp.
5.25%, 8/15/28	150,000	145,199
MGM Resorts International
6.00%, 3/15/23	24,000	24,320
6.75%, 5/1/25	9,000	9,149
5.50%, 4/15/27	1,400,000	1,365,476
4.75%, 10/15/28	300,000	273,612
Michaels Cos., Inc.
7.88%, 5/1/29(a)(b)	1,108,000	798,236
MicroStrategy, Inc.
6.13%, 6/15/28(a)(b)	386,000	327,509
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.
4.88%, 5/1/29(a)	483,000	411,361
ModivCare Escrow Issuer, Inc.
5.00%, 10/1/29(a)	463,000	422,103
ModivCare, Inc.
5.88%, 11/15/25(a)	50,000	49,605
Molina Healthcare, Inc.
3.88%, 11/15/30(a)	743,000	688,122
Moog, Inc.
4.25%, 12/15/27(a)	147,000	140,141
MPH Acquisition Holdings LLC
5.50%, 9/1/28(a)	300,000	284,859
5.75%, 11/1/28(a)(b)	1,277,000	1,137,909
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 8/1/26	779,000	787,382
MSCI, Inc.
4.00%, 11/15/29(a)(b)	329,000	312,882
Murphy Oil USA, Inc.
4.75%, 9/15/29	60,000	57,857
3.75%, 2/15/31(a)	90,000	81,642
Nabors Industries, Inc.
7.38%, 5/15/27(a)	750,000	758,310
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/27(a)	1,024,000	996,096
5.13%, 12/15/30(a)	902,000	811,286
Navient Corp.
5.50%, 1/25/23	419,000	421,246
7.25%, 9/25/23	765,000	787,613
6.13%, 3/25/24	468,000	469,933
5.88%, 10/25/24	57,000	57,416
4.88%, 3/15/28	517,000	455,792
NCR Corp.
5.13%, 4/15/29(a)	700,000	668,500
6.13%, 9/1/29(a)	756,000	731,490
Newell Brands, Inc.
4.10%, 4/1/23	247,000	248,961
4.45%, 4/1/26	38,000	38,010
5.75%, 4/1/46	346,000	314,645
Newmark Group, Inc.
6.13%, 11/15/23	23,000	23,379
News Corp.
3.88%, 5/15/29(a)	261,000	241,595
Nexstar Media, Inc.
5.63%, 7/15/27(a)	553,000	552,480
4.75%, 11/1/28(a)	704,000	664,294
NextEra Energy Operating Partners LP
4.25%, 7/15/24(a)	264,000	264,465
4.25%, 9/15/24(a)	106,000	105,787
Nielsen Finance LLC / Nielsen Finance Co.
5.63%, 10/1/28(a)	996,000	988,889
5.88%, 10/1/30(a)	882,000	871,072
Nordstrom, Inc.
5.00%, 1/15/44(b)	718,000	575,628
NortonLifeLock, Inc.
5.00%, 4/15/25(a)	20,000	20,048
NRG Energy, Inc.
5.25%, 6/15/29(a)(b)	351,000	344,194
3.63%, 2/15/31(a)	455,000	400,527
NuStar Logistics LP
6.00%, 6/1/26	360,000	366,498
5.63%, 4/28/27	344,000	345,280
6.38%, 10/1/30	492,000	482,573
Occidental Petroleum Corp.
2.90%, 8/15/24	391,000	386,836
3.50%, 6/15/25	277,000	273,047
5.88%, 9/1/25	500,000	523,130
3.40%, 4/15/26	138,000	135,272
6.63%, 9/1/30	400,000	448,880

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2022

Investments	Principal Amount	Value
7.50%, 5/1/31	$440,000	$527,886
6.45%, 9/15/36	323,000	361,763
6.60%, 3/15/46	350,000	397,488
4.40%, 8/15/49	1,434,000	1,279,544
Olin Corp.
5.13%, 9/15/27	212,000	212,072
5.00%, 2/1/30	264,000	259,916
ON Semiconductor Corp.
3.88%, 9/1/28(a)	70,000	66,634
OneMain Finance Corp.
6.13%, 3/15/24	458,000	466,070
8.88%, 6/1/25	656,000	685,113
7.13%, 3/15/26	1,191,000	1,223,395
5.38%, 11/15/29	490,000	455,979
4.00%, 9/15/30	1,073,000	911,589
Option Care Health, Inc.
4.38%, 10/31/29(a)	190,000	173,717
Organon & Co. / Organon Foreign Debt Co-Issuer BV
5.13%, 4/30/31(a)	1,200,000	1,146,456
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25%, 1/15/29(a)	320,000	276,899
4.63%, 3/15/30(a)	408,000	351,455
Owens & Minor, Inc.
4.50%, 3/31/29(a)(b)	189,000	170,892
Owens-Brockway Glass Container, Inc.
5.88%, 8/15/23(a)	747,000	761,126
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC
4.00%, 10/15/27(a)	464,000	420,597
4.38%, 10/15/28(a)	414,000	374,583
Par Pharmaceutical, Inc.
7.50%, 4/1/27(a)	1,349,000	1,057,171
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, Inc.
5.88%, 10/1/28(a)	666,000	658,954
4.88%, 5/15/29(a)	60,000	56,942
Party City Holdings, Inc.
8.75%, 2/15/26(a)	551,000	418,077
Patterson-UTI Energy, Inc.
3.95%, 2/1/28	252,000	234,282
PBF Holding Co. LLC / PBF Finance Corp.
9.25%, 5/15/25(a)(b)	618,000	643,301
7.25%, 6/15/25	452,000	438,973
6.00%, 2/15/28	927,000	822,045
PBF Logistics LP / PBF Logistics Finance Corp.
6.88%, 5/15/23(b)	431,000	427,220
PDC Energy, Inc.
5.75%, 5/15/26	330,000	331,125
Penske Automotive Group, Inc.
3.50%, 9/1/25(b)	20,000	19,631
3.75%, 6/15/29(b)	70,000	62,805
Performance Food Group, Inc.
5.50%, 10/15/27(a)	460,000	452,994
4.25%, 8/1/29(a)	649,000	577,143
PGT Innovations, Inc.
4.38%, 10/1/29(a)	290,000	261,383
Pilgrim’s Pride Corp.
5.88%, 9/30/27(a)	240,000	245,959
4.25%, 4/15/31(a)	76,000	70,459
Plantronics, Inc.
4.75%, 3/1/29(a)	342,000	347,503
Post Holdings, Inc.
5.75%, 3/1/27(a)	566,000	578,803
5.63%, 1/15/28(a)	720,000	714,542
5.50%, 12/15/29(a)	370,000	352,884
4.63%, 4/15/30(a)	1,594,000	1,433,994
4.50%, 9/15/31(a)	566,000	497,265
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
5.63%, 9/1/29(a)	575,000	456,372
5.88%, 9/1/31(a)	521,000	409,673
Prestige Brands, Inc.
3.75%, 4/1/31(a)	289,000	245,399
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.25%, 4/15/24(a)	654,000	656,897
5.75%, 4/15/26(a)	751,000	744,046
6.25%, 1/15/28(a)	724,000	668,824
PROG Holdings, Inc.
6.00%, 11/15/29(a)	320,000	284,275
PTC, Inc.
4.00%, 2/15/28(a)	227,000	217,346
Qorvo, Inc.
4.38%, 10/15/29	40,000	37,286
QVC, Inc.
4.38%, 3/15/23	40,000	39,882
4.85%, 4/1/24	648,000	641,358
4.75%, 2/15/27	35,000	30,238
Rackspace Technology Global, Inc.
3.50%, 2/15/28(a)(b)	658,000	575,270
Radian Group, Inc.
6.63%, 3/15/25	182,000	188,241
Rattler Midstream LP
5.63%, 7/15/25(a)	30,000	30,772
Realogy Group LLC / Realogy Co-Issuer Corp.
5.75%, 1/15/29(a)	565,000	503,957
5.25%, 4/15/30(a)	700,000	611,730
Renewable Energy Group, Inc.
5.88%, 6/1/28(a)	68,000	72,505
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/27	300,000	289,548
4.50%, 2/15/29(a)	354,000	331,404
Rite Aid Corp.
7.50%, 7/1/25(a)	454,000	383,857
8.00%, 11/15/26(a)(b)	723,000	600,307
RLJ Lodging Trust LP
3.75%, 7/1/26(a)	60,000	57,957
4.00%, 9/15/29(a)	255,000	231,415

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2022

Investments	Principal Amount	Value
Roller Bearing Co. of America, Inc.
4.38%, 10/15/29(a)	$252,000	$224,512
Sabra Health Care LP
5.13%, 8/15/26	30,000	30,074
3.20%, 12/1/31	267,000	220,350
Sally Holdings LLC / Sally Capital, Inc.
5.63%, 12/1/25(b)	166,000	162,418
SBA Communications Corp.
3.13%, 2/1/29	250,000	222,770
Scientific Games International, Inc.
7.00%, 5/15/28(a)	565,000	561,655
7.25%, 11/15/29(a)(b)	225,000	224,213
Scotts Miracle-Gro Co.
4.00%, 4/1/31	207,000	173,474
Scripps Escrow II, Inc.
5.38%, 1/15/31(a)	378,000	329,567
Scripps Escrow, Inc.
5.88%, 7/15/27(a)	413,000	390,079
SeaWorld Parks & Entertainment, Inc.
5.25%, 8/15/29(a)(b)	375,000	338,993
Select Medical Corp.
6.25%, 8/15/26(a)	487,000	486,450
Sensata Technologies, Inc.
3.75%, 2/15/31(a)	314,000	281,501
Service Corp. International
4.63%, 12/15/27	442,000	440,727
3.38%, 8/15/30	312,000	273,596
Service Properties Trust
7.50%, 9/15/25	881,000	874,084
Silgan Holdings, Inc.
4.13%, 2/1/28	185,000	178,092
Sinclair Television Group, Inc.
5.50%, 3/1/30(a)(b)	591,000	486,966
4.13%, 12/1/30(a)	316,000	268,925
Sirius XM Radio, Inc.
5.50%, 7/1/29(a)	1,459,000	1,451,019
4.13%, 7/1/30(a)	2,033,000	1,834,071
Six Flags Entertainment Corp.
4.88%, 7/31/24(a)	435,000	427,670
Six Flags Theme Parks, Inc.
7.00%, 7/1/25(a)	409,000	424,714
Skyworks Solutions, Inc.
1.80%, 6/1/26	20,000	18,072
3.00%, 6/1/31	69,000	57,992
Sonic Automotive, Inc.
4.63%, 11/15/29(a)	344,000	306,325
4.88%, 11/15/31(a)(b)	344,000	298,403
Southwestern Energy Co.
5.38%, 3/15/30	600,000	610,392
Spectrum Brands, Inc.
5.75%, 7/15/25	137,000	137,453
3.88%, 3/15/31(a)	237,000	202,713
Spirit AeroSystems, Inc.
5.50%, 1/15/25(a)	500,000	496,920
7.50%, 4/15/25(a)	342,000	344,497
4.60%, 6/15/28	569,000	473,232
Sprint Corp.
7.88%, 9/15/23	410,000	431,013
7.13%, 6/15/24	346,000	367,635
7.63%, 2/15/25	172,000	186,231
7.63%, 3/1/26	119,000	132,026
SS&C Technologies, Inc.
5.50%, 9/30/27(a)	541,000	543,213
Stagwell Global LLC
5.63%, 8/15/29(a)	750,000	679,275
Station Casinos LLC
4.50%, 2/15/28(a)	309,000	280,498
4.63%, 12/1/31(a)	409,000	348,644
Stericycle, Inc.
5.38%, 7/15/24(a)	547,000	549,866
Summit Materials LLC / Summit Materials Finance Corp.
5.25%, 1/15/29(a)	237,000	225,188
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
8.50%, 10/15/26(a)	405,000	389,703
SunCoke Energy, Inc.
4.88%, 6/30/29(a)	275,000	245,171
Sunoco LP / Sunoco Finance Corp.
4.50%, 5/15/29	462,000	430,487
4.50%, 4/30/30(a)	70,000	63,769
Syneos Health, Inc.
3.63%, 1/15/29(a)	158,000	139,648
T-Mobile USA, Inc.
3.38%, 4/15/29(a)	658,000	610,545
Taylor Morrison Communities, Inc.
5.13%, 8/1/30(a)	383,000	361,747
TEGNA, Inc.
4.63%, 3/15/28	572,000	560,777
5.00%, 9/15/29	571,000	564,188
Teleflex, Inc.
4.63%, 11/15/27	40,000	39,825
4.25%, 6/1/28(a)	50,000	48,162
Tempur Sealy International, Inc.
4.00%, 4/15/29(a)(b)	378,000	330,720
3.88%, 10/15/31(a)	250,000	208,543
Tenet Healthcare Corp.
6.75%, 6/15/23	587,000	600,976
4.63%, 7/15/24	195,000	195,620
4.63%, 9/1/24(a)	1,109,000	1,110,164
4.88%, 1/1/26(a)	777,000	776,946
6.25%, 2/1/27(a)	457,000	457,576
6.13%, 10/1/28(a)	1,577,000	1,541,328
Terex Corp.
5.00%, 5/15/29(a)	366,000	342,968
TerraForm Power Operating LLC
4.75%, 1/15/30(a)	732,000	693,929
Thor Industries, Inc.
4.00%, 10/15/29(a)	215,000	176,915
Time Warner Cable LLC
4.50%, 9/15/42	60,000	49,972
TopBuild Corp.
4.13%, 2/15/32(a)	200,000	176,914
Townsquare Media, Inc.
6.88%, 2/1/26(a)	501,000	488,951

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2022

Investments	Principal Amount	Value
TransDigm, Inc.
8.00%, 12/15/25(a)	$378,000	$394,912
6.25%, 3/15/26(a)	850,000	866,447
6.38%, 6/15/26	397,000	395,011
7.50%, 3/15/27	648,000	660,623
4.88%, 5/1/29	1,413,000	1,270,061
Transocean, Inc.
11.50%, 1/30/27(a)	1,256,000	1,262,456
Travel + Leisure Co.
6.63%, 7/31/26(a)	215,000	222,164
TreeHouse Foods, Inc.
4.00%, 9/1/28	321,000	278,994
TriNet Group, Inc.
3.50%, 3/1/29(a)	128,000	114,149
TripAdvisor, Inc.
7.00%, 7/15/25(a)	120,000	124,146
Tronox, Inc.
4.63%, 3/15/29(a)	613,000	563,120
TTM Technologies, Inc.
4.00%, 3/1/29(a)(b)	70,000	62,495
Tutor Perini Corp.
6.88%, 5/1/25(a)(b)	368,000	343,241
Twitter, Inc.
3.88%, 12/15/27(a)	169,000	163,306
U.S. Foods, Inc.
6.25%, 4/15/25(a)	300,000	309,237
4.75%, 2/15/29(a)	351,000	329,919
Under Armour, Inc.
3.25%, 6/15/26	20,000	18,585
United Natural Foods, Inc.
6.75%, 10/15/28(a)(b)	328,000	316,520
United Rentals North America, Inc.
5.50%, 5/15/27	221,000	222,956
3.88%, 11/15/27	546,000	526,513
5.25%, 1/15/30	196,000	196,690
3.88%, 2/15/31(b)	90,000	81,834
United States Steel Corp.
6.88%, 3/1/29(b)	571,000	572,091
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
7.88%, 2/15/25(a)	1,064,000	1,093,462
6.00%, 1/15/30(a)	495,000	397,143
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
4.75%, 4/15/28(a)	235,000	210,396
6.50%, 2/15/29(a)	1,108,000	938,199
Univar Solutions USA, Inc.
5.13%, 12/1/27(a)	113,000	111,116
Urban One, Inc.
7.38%, 2/1/28(a)	459,000	433,659
USA Compression Partners LP / USA Compression Finance Corp.
6.88%, 4/1/26	902,000	881,633
Vail Resorts, Inc.
6.25%, 5/15/25(a)	20,000	20,546
Valvoline, Inc.
3.63%, 6/15/31(a)	393,000	350,261
Vector Group Ltd.
5.75%, 2/1/29(a)	932,000	839,900
VeriSign, Inc.
5.25%, 4/1/25	1,000	1,038
4.75%, 7/15/27	38,000	38,198
Vertiv Group Corp.
4.13%, 11/15/28(a)	355,000	316,046
VICI Properties LP / VICI Note Co., Inc.
5.75%, 2/1/27(a)	309,000	308,781
Victors Merger Corp.
6.38%, 5/15/29(a)	475,000	309,790
Vista Outdoor, Inc.
4.50%, 3/15/29(a)	275,000	236,830
Vistra Operations Co. LLC
5.63%, 2/15/27(a)	752,000	752,895
5.00%, 7/31/27(a)	642,000	628,897
Vontier Corp.
1.80%, 4/1/26	30,000	26,814
2.40%, 4/1/28	105,000	90,236
2.95%, 4/1/31	86,000	72,465
W&T Offshore, Inc.
9.75%, 11/1/23(a)	441,000	437,926
WESCO Distribution, Inc.
7.25%, 6/15/28(a)	939,000	987,302
Western Digital Corp.
4.75%, 2/15/26	216,000	216,194
Western Midstream Operating LP
4.55%, 2/1/30	250,000	239,615
5.45%, 4/1/44	55,000	50,986
5.30%, 3/1/48	737,000	676,728
5.75%, 2/1/50	135,000	120,672
Westinghouse Air Brake Technologies Corp.
4.40%, 3/15/24	258,000	260,913
3.20%, 6/15/25	20,000	19,335
3.45%, 11/15/26	30,000	28,568
4.95%, 9/15/28	31,000	31,179
William Carter Co.
5.63%, 3/15/27(a)	224,000	223,516
Williams Scotsman International, Inc.
4.63%, 8/15/28(a)	313,000	297,444
Wolverine World Wide, Inc.
4.00%, 8/15/29(a)(b)	204,000	170,693
WW International, Inc.
4.50%, 4/15/29(a)(b)	156,000	110,592
Wyndham Hotels & Resorts, Inc.
4.38%, 8/15/28(a)	209,000	198,700
Xerox Corp.
4.63%, 3/15/23	58,000	58,244
Xerox Holdings Corp.
5.00%, 8/15/25(a)	452,000	444,275
5.50%, 8/15/28(a)(b)	573,000	530,019
XHR LP
6.38%, 8/15/25(a)	283,000	289,554
4.88%, 6/1/29(a)	220,000	206,408
XPO Logistics, Inc.
6.25%, 5/1/25(a)	162,000	167,374
Yum! Brands, Inc.
3.63%, 3/15/31	421,000	373,174
Ziff Davis, Inc.
4.63%, 10/15/30(a)	283,000	248,287

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2022

Investments	Principal Amount	Value
ZoomInfo Technologies LLC / ZoomInfo Finance Corp.
3.88%, 2/1/29(a)	$282,000	$246,240

TOTAL U.S. CORPORATE BONDS (Cost: $237,717,609)		219,851,961

FOREIGN CORPORATE BONDS - 0.6%

Canada - 0.3%
Open Text Holdings, Inc.
4.13%, 2/15/30(a)	409,000	380,546
Primo Water Holdings, Inc.
4.38%, 4/30/29(a)	368,000	322,434

Total Canada		702,980

Germany - 0.3%
Deutsche Bank AG
3.73%, 1/14/32, (3.729% fixed rate until 10/14/30; Secured Overnight Financing Rate + 2.757% thereafter)(c)	350,000	293,398
4.88%, 12/1/32, (4.875% fixed rate until 12/1/27; 5-year U.S. dollar ICE Swap Rate + 2.553% thereafter)(c)	470,000	431,169

Total Germany		724,567

TOTAL FOREIGN CORPORATE BONDS (Cost: $1,558,351)		1,427,547

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.9%

United States - 8.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.79%(d) (Cost: $20,438,520)	20,438,520	20,438,520

TOTAL INVESTMENTS IN SECURITIES - 105.0% (Cost: $259,714,480)		241,718,028
Other Assets less Liabilities - (5.0)%		(11,530,388)

NET ASSETS - 100.0%		$230,187,640

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at May 31, 2022. At May 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $18,347,065. The Fund also had securities on loan having a total market value of $2,168,266 that were sold and pending settlement. The total market value of the collateral held by the Fund was $21,127,505. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $688,985.

(c)	Rate shown reflects the accrual rate as of May 31, 2022 on securities with variable or step rates.
(d)	Rate shown represents annualized 7-day yield as of May 31, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2022

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	107	9/30/22	$(22,587,867)	$12,539
5 Year U.S. Treasury Note	1,184	9/30/22	(133,736,500)	263,311
10 Year U.S. Treasury Note	107	9/21/22	(12,781,484)	81,109
Ultra 10 Year U.S. Treasury Note	146	9/21/22	(18,758,719)	155,916

			$(187,864,570)	$512,875

Long Exposure
U.S. Treasury Long Bond	3	9/21/22	$418,312	$(4,311)
U.S. Treasury Ultra Long Term Bond	2	9/21/22	311,500	(7,247)

			$729,812	$(11,558)

Total - Net			$(187,134,758)	$501,317

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of May 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Corporate Bonds	$—	$219,851,961	$—	$219,851,961
Foreign Corporate Bonds	—	1,427,547	—	1,427,547
Investment of Cash Collateral for Securities Loaned	—	20,438,520	—	20,438,520

Total Investments in Securities	$—	$241,718,028	$—	$241,718,028

Financial Derivative Instruments
Futures Contracts[1]	$512,875	$—	$—	$512,875
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(11,558)	$—	$—	$(11,558)

Total - Net	$501,317	$241,718,028	$—	$242,219,345

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2022

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 28.5%

Federal Home Loan Bank - 0.1%
3.38%, 9/8/23	$70,000	$70,939
3.38%, 12/8/23	65,000	65,947
1.50%, 8/15/24	85,000	83,092
3.25%, 11/16/28	65,000	66,033
5.50%, 7/15/36	15,000	18,379

Total Federal Home Loan Bank		304,390

Federal Home Loan Mortgage Corporation - 7.8%
3.00%, 4/1/27	18,818	18,882
3.00%, 7/1/27	31,856	31,964
2.50%, 3/1/28	17,500	17,432
2.50%, 4/1/28	45,554	45,343
3.50%, 1/1/29	17,568	17,723
2.50%, 6/1/29	30,767	30,560
3.00%, 8/1/29	17,544	17,582
2.50%, 1/1/30	18,156	18,034
2.50%, 2/1/30	26,112	25,791
3.00%, 4/1/30	27,758	27,818
2.50%, 5/1/30	106,607	105,213
3.00%, 3/1/31	78,265	78,461
3.00%, 4/1/31	118,520	118,816
2.50%, 12/1/31	29,139	28,781
3.00%, 12/1/31	27,050	27,139
3.00%, 7/1/32	168,526	168,532
6.25%, 7/15/32	790,000	996,522
3.50%, 9/1/32	76,334	77,410
2.50%, 11/1/32	13,949	13,749
3.00%, 11/1/32	40,729	40,698
3.00%, 1/1/33	12,770	12,771
3.00%, 9/1/33	25,296	25,232
4.00%, 11/1/33	8,899	9,141
4.00%, 5/1/34	26,183	26,970
3.50%, 8/1/34	81,020	82,004
3.00%, 3/1/35	33,269	33,134
2.50%, 5/1/35	137,594	133,958
3.00%, 5/1/35	19,179	19,051
3.50%, 6/1/35	17,720	17,910
2.00%, 8/1/35	69,136	65,637
2.50%, 8/1/35	74,216	72,255
1.50%, 9/1/35	124,827	115,762
2.00%, 9/1/35	61,945	58,810
2.50%, 9/1/35	27,258	26,538
2.00%, 10/1/35	288,072	273,492
2.50%, 10/1/35	56,273	54,786
1.50%, 12/1/35	211,107	195,778
2.50%, 1/1/36	37,678	36,682
1.50%, 2/1/36	637,473	591,183
2.00%, 2/1/36	258,336	245,261
1.50%, 5/1/36	22,418	20,730
2.00%, 7/1/36	299,842	284,129
1.00%, 8/1/36	46,277	41,162
1.50%, 8/1/36	45,099	41,703
2.50%, 8/1/36	178,343	173,133
1.00%, 10/1/36	23,577	20,971
2.00%, 10/1/36	189,924	179,972
1.50%, 1/1/37	88,609	81,937
1.50%, 2/1/37	387,540	358,358
1.50%, 3/1/37	318,449	294,228
4.00%, 10/1/37	32,089	32,854
5.50%, 4/1/38	22,479	24,525
2.93%, 11/15/38(a)	100,000	55,302
2.00%, 11/1/40	38,885	35,229
4.50%, 12/1/40	30,309	31,653
1.50%, 1/1/41	93,616	80,953
2.00%, 1/1/41	81,765	74,077
2.00%, 2/1/41	42,177	38,211
4.00%, 2/1/41	140,282	143,919
2.00%, 3/1/41	64,548	58,464
2.00%, 4/1/41	198,200	179,520
2.00%, 8/1/41	209,233	189,512
2.00%, 11/1/41	48,062	43,532
1.50%, 12/1/41	72,850	62,835
1.50%, 1/1/42	97,502	84,098
2.00%, 1/1/42	267,973	242,717
2.50%, 1/1/42	72,857	68,064
2.50%, 2/1/42	48,873	45,658
3.50%, 3/1/42	27,258	27,321
3.50%, 6/1/42	327,561	328,059
3.00%, 6/1/43	35,848	34,982
3.00%, 7/1/43	54,236	52,973
3.00%, 8/1/43	55,032	53,703
4.00%, 12/1/43	9,642	9,873
3.00%, 1/1/44	54,905	53,626
3.50%, 9/1/44	45,267	45,393
4.00%, 9/1/44	27,027	27,627
3.50%, 1/1/45	61,146	61,055
4.00%, 4/1/45	96,459	98,128
4.50%, 7/1/45	16,269	16,991
3.50%, 8/1/45	27,321	27,275
4.00%, 8/1/45	16,554	16,855
3.50%, 9/1/45	33,786	33,709
4.00%, 11/1/45	18,261	18,593
3.00%, 1/1/46	216,929	210,486
4.00%, 2/1/46	40,419	41,118
3.50%, 3/1/46	18,276	18,230
3.00%, 4/1/46	5,979	5,791
3.50%, 4/1/46	74,011	73,697
3.00%, 5/1/46	78,868	76,447
3.50%, 5/1/46	8,008	7,974
3.00%, 9/1/46	483,894	468,761
4.50%, 9/1/46	40,669	42,388
3.00%, 10/1/46	36,033	34,925
3.00%, 11/1/46	129,401	125,321
4.00%, 11/1/46	10,825	10,981
3.50%, 12/1/46	42,578	42,433
3.00%, 2/1/47	761,180	737,179
3.50%, 2/1/47	76,798	76,473
4.00%, 2/1/47	8,756	8,882
4.50%, 4/1/47	8,097	8,341
3.50%, 5/1/47	7,979	7,942
3.50%, 7/1/47	186,588	186,871
4.00%, 7/1/47	48,584	49,304
3.50%, 8/1/47	46,256	46,044
4.00%, 8/1/47	20,379	20,692
3.00%, 10/1/47	26,762	25,870
3.50%, 10/1/47	66,243	65,937
3.50%, 11/1/47	161,064	160,170
3.50%, 12/1/47	49,503	49,234
4.00%, 2/1/48	17,636	17,907
3.50%, 7/1/48	38,544	38,277
4.00%, 7/1/48	82,330	83,787
3.00%, 11/1/48	213,545	206,812
5.00%, 3/1/49	33,321	34,570
3.50%, 7/1/49	248,615	245,967

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2022

Investments	Principal Amount	Value
3.50%, 8/1/49	$462,598	$458,951
2.50%, 9/1/49	97,485	90,725
3.00%, 10/1/49	94,744	91,129
3.50%, 10/1/49	78,520	77,684
5.00%, 10/1/49	12,963	13,449
3.00%, 12/1/49	529,348	509,150
3.00%, 1/1/50	74,773	71,920
3.00%, 2/1/50	60,758	58,440
3.00%, 4/1/50	323,108	310,684
3.50%, 4/1/50	122,639	121,621
2.50%, 5/1/50	120,870	111,354
4.00%, 5/1/50	80,612	81,786
2.50%, 6/1/50	194,687	180,571
3.00%, 6/1/50	712,909	686,747
2.50%, 7/1/50	274,313	254,440
2.00%, 8/1/50	542,274	483,703
2.50%, 8/1/50	96,843	89,941
2.00%, 9/1/50	435,758	388,692
2.50%, 9/1/50	290,757	268,366
2.00%, 10/1/50	29,577	26,382
2.50%, 10/1/50	268,713	249,122
1.50%, 11/1/50	65,680	55,778
1.50%, 12/1/50	67,891	57,655
2.00%, 12/1/50	396,102	353,319
1.50%, 1/1/51	44,625	37,897
2.00%, 1/1/51	461,554	411,702
2.50%, 1/1/51	72,125	66,644
3.00%, 1/1/51	94,409	90,490
4.50%, 1/1/51	54,836	56,248
1.50%, 2/1/51	88,561	75,209
2.00%, 2/1/51	841,829	750,903
2.00%, 3/1/51	135,058	120,471
2.50%, 3/1/51	114,273	105,553
1.50%, 4/1/51	276,281	234,598
2.00%, 4/1/51	294,465	261,889
2.00%, 5/1/51	1,576,887	1,402,317
2.50%, 5/1/51	743,714	686,934
1.50%, 6/1/51	564,929	479,583
3.00%, 7/1/51	294,430	282,669
2.00%, 8/1/51	282,728	251,362
2.00%, 9/1/51	982,858	873,708
2.50%, 9/1/51	1,673,399	1,543,901
2.00%, 10/1/51	575,349	511,432
2.50%, 10/1/51	193,433	178,449
1.50%, 11/1/51	169,161	143,519
2.00%, 11/1/51	1,088,230	967,251
2.00%, 12/1/51	1,447,300	1,286,290
2.50%, 12/1/51	135,430	124,855
2.50%, 1/1/52	444,692	410,461
2.00%, 2/1/52	172,027	152,863
2.50%, 2/1/52	593,878	547,596
3.50%, 2/1/52	432,219	424,889
2.00%, 3/1/52	741,294	657,841
4.00%, 5/1/52	99,810	99,883

Total Federal Home Loan Mortgage Corporation		29,454,241

Federal National Mortgage Association - 12.9%
4.00%, 9/1/25	9,021	9,210
5.50%, 10/1/25	17,254	17,940
4.00%, 7/1/26	2,263	2,310
1.88%, 9/24/26	1,339,000	1,285,293
3.50%, 10/1/26	35,047	35,447
3.00%, 11/1/26	14,957	15,008
3.50%, 12/1/26	4,298	4,347
3.00%, 2/1/27	42,660	42,804
3.00%, 6/1/27	35,609	35,730
3.00%, 9/1/27	16,778	16,834
2.50%, 8/1/28	14,399	14,332
3.00%, 9/1/28	30,633	30,654
3.00%, 11/1/28	8,088	8,093
3.00%, 7/1/29	30,496	30,537
7.25%, 5/15/30	300,000	386,382
0.88%, 8/5/30	35,000	29,286
3.00%, 9/1/30	15,473	15,494
3.50%, 4/1/31	18,009	18,241
2.50%, 6/1/31	13,181	13,009
2.50%, 7/1/31	13,368	13,193
3.00%, 8/1/31	118,401	118,562
2.50%, 10/1/31	333,347	328,979
3.50%, 11/1/31	35,152	35,435
2.50%, 4/1/32	17,465	17,236
3.50%, 4/1/32	27,418	27,757
2.50%, 9/1/32	48,336	47,604
3.00%, 9/1/32	21,416	21,445
3.00%, 10/1/32	47,864	47,828
3.50%, 11/1/32	41,002	41,582
2.50%, 12/1/32	7,059	6,952
2.50%, 1/1/33	44,408	43,735
3.50%, 1/1/33	13,680	13,874
3.50%, 2/1/33	32,485	32,927
3.00%, 4/1/33	23,485	23,503
3.00%, 6/1/33	74,851	74,554
5.00%, 10/1/33	96,364	101,712
6.00%, 2/1/34	32,532	35,523
4.00%, 3/1/34	29,111	29,724
2.50%, 5/1/34	19,421	18,968
3.00%, 6/1/34	8,615	8,580
4.00%, 8/1/34	9,087	9,352
3.00%, 12/1/34	25,683	25,579
3.00%, 1/1/35	10,137	10,096
2.50%, 5/1/35	20,710	20,161
2.00%, 7/1/35	57,242	54,341
2.50%, 7/1/35	52,969	51,565
2.00%, 8/1/35	228,460	216,880
2.50%, 8/1/35	50,875	49,849
2.00%, 9/1/35	291,419	276,649
2.50%, 9/1/35	28,618	27,860
3.50%, 9/1/35	25,612	25,887
1.50%, 10/1/35	42,676	39,572
2.00%, 10/1/35	100,904	95,767
1.50%, 11/1/35	18,149	16,828
1.50%, 12/1/35	201,917	187,230
2.00%, 12/1/35	322,590	306,180
3.50%, 1/1/36	9,019	9,116
2.50%, 2/1/36	59,168	57,600
1.50%, 3/1/36	61,979	57,307
2.00%, 3/1/36	78,073	73,969
1.50%, 4/1/36	229,559	212,254
2.50%, 4/1/36	170,287	165,305
3.00%, 4/1/36	19,719	19,537
1.50%, 5/1/36	238,788	220,789
2.00%, 5/1/36	40,717	38,527
3.00%, 6/1/36	45,860	45,362
3.50%, 7/1/36	22,294	22,534
3.00%, 9/1/36	95,284	94,249
1.50%, 10/1/36	236,283	218,472

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2022

Investments	Principal Amount	Value
2.00%, 10/1/36	$301,258	$285,456
1.50%, 11/1/36	95,627	88,419
2.00%, 11/1/36	46,997	44,532
3.00%, 11/1/36	54,428	53,973
2.00%, 12/1/36	120,483	114,163
2.50%, 12/1/36	93,602	91,420
2.00%, 1/1/37	96,534	91,471
2.50%, 1/1/37	583,810	566,730
3.00%, 1/1/37	53,653	53,070
2.00%, 2/1/37	242,112	229,408
3.00%, 2/1/37	37,276	36,871
3.00%, 4/1/37	71,478	71,424
3.50%, 6/16/37(b)	100,000	100,635
3.50%, 7/1/37	20,241	20,259
5.50%, 8/1/37	193,236	208,867
3.50%, 4/1/38	11,183	11,191
4.50%, 9/1/39	10,416	10,869
3.00%, 12/1/39	92,931	90,436
2.50%, 3/1/40	23,418	22,023
3.00%, 4/1/40	103,408	100,484
2.50%, 5/1/40	19,431	18,275
3.00%, 6/1/40	14,514	14,102
4.50%, 8/1/40	20,189	21,068
2.00%, 9/1/40	57,799	52,382
2.50%, 9/1/40	60,526	56,926
5.50%, 9/1/40	37,304	40,685
4.00%, 10/1/40	456,023	466,968
2.00%, 11/1/40	76,996	69,753
2.00%, 12/1/40	118,556	107,403
2.50%, 12/1/40	34,540	32,485
3.50%, 12/1/40	71,479	71,641
2.00%, 1/1/41	86,728	78,572
3.50%, 2/1/41	219,396	219,892
1.50%, 3/1/41	65,820	56,765
2.00%, 3/1/41	21,589	19,552
2.50%, 3/1/41	45,314	42,395
2.00%, 4/1/41	22,150	20,061
1.50%, 5/1/41	68,290	58,895
2.00%, 5/1/41	71,814	65,041
2.50%, 5/1/41	75,754	70,765
1.50%, 6/1/41	45,922	39,605
2.00%, 6/1/41	68,239	61,802
1.50%, 7/1/41	82,923	71,516
1.50%, 10/1/41	95,786	82,609
2.50%, 10/1/41	165,749	154,834
2.00%, 11/1/41	192,321	174,150
2.00%, 2/1/42	98,072	88,822
2.50%, 2/1/42	170,857	159,605
3.00%, 2/1/42	24,354	23,675
2.00%, 3/1/42	44,383	40,040
2.00%, 5/1/42	74,506	67,050
3.50%, 6/1/42	7,027	7,038
4.00%, 7/1/42	51,342	52,587
4.00%, 9/1/42	147,104	150,636
3.50%, 12/1/42	35,212	35,266
3.00%, 1/1/43	60,228	58,847
3.00%, 4/1/43	44,160	43,093
3.00%, 5/1/43	131,881	128,693
3.50%, 5/1/43	12,539	12,563
3.00%, 6/1/43	71,010	69,293
4.00%, 6/1/43	4,370	4,475
3.00%, 7/1/43	171,400	167,257
3.00%, 8/1/43	450,687	439,793
3.50%, 8/1/43	100,335	100,528
3.00%, 9/1/43	49,693	48,492
4.00%, 11/1/43	7,745	7,925
3.00%, 2/1/44	39,371	38,469
4.00%, 2/1/44	57,846	59,188
4.50%, 2/1/44	84,539	88,289
4.50%, 4/1/44	89,931	93,887
3.50%, 5/1/44	41,553	41,633
4.00%, 5/1/44	174,706	178,937
4.50%, 5/1/44	6,515	6,793
4.00%, 9/1/44	41,441	42,328
4.00%, 10/1/44	58,706	59,963
3.50%, 2/1/45	65,570	65,670
5.00%, 2/1/45	35,247	37,561
3.50%, 3/1/45	37,145	37,052
3.50%, 4/1/45	42,500	42,393
3.50%, 6/1/45	72,627	72,444
4.00%, 6/1/45	136,621	139,790
3.50%, 8/1/45	77,174	76,979
3.50%, 12/1/45	100,653	100,400
3.00%, 1/1/46	55,750	54,094
3.50%, 1/1/46	82,832	82,624
3.50%, 2/1/46	19,800	19,750
3.50%, 4/1/46	7,013	6,983
3.00%, 5/1/46	45,308	43,877
3.50%, 5/1/46	331,054	330,196
4.50%, 5/1/46	37,815	39,008
3.50%, 6/1/46	79,877	79,538
4.00%, 7/1/46	11,155	11,306
3.00%, 9/1/46	37,179	36,005
3.50%, 9/1/46	181,424	180,740
3.00%, 10/1/46	12,523	12,127
4.00%, 10/1/46	12,209	12,374
2.50%, 11/1/46	9,049	8,437
3.00%, 11/1/46	364,154	353,426
3.50%, 11/1/46	13,357	13,323
4.50%, 11/1/46	18,597	19,390
3.50%, 12/1/46	163,019	162,328
3.00%, 1/1/47	29,882	28,938
3.50%, 1/1/47	73,937	73,624
4.00%, 1/1/47	84,833	85,982
3.00%, 2/1/47	16,763	16,233
4.00%, 2/1/47	9,860	9,993
4.00%, 3/1/47	9,245	9,383
4.00%, 5/1/47	24,028	24,384
4.50%, 5/1/47	85,023	88,646
4.00%, 7/1/47	119,854	121,631
4.00%, 8/1/47	166,060	168,522
3.50%, 9/1/47	83,506	83,296
3.50%, 11/1/47	211,602	210,453
4.50%, 11/1/47	58,922	60,645
3.00%, 12/1/47	58,299	56,458
3.50%, 12/1/47	37,658	37,453
3.50%, 1/1/48	101,994	101,830
4.00%, 1/1/48	57,072	57,918
4.50%, 1/1/48	187,791	193,283
3.00%, 4/1/48	54,853	53,527
4.00%, 4/1/48	212,763	215,423
4.50%, 5/1/48	19,145	19,690
4.50%, 6/1/48	207,021	212,922
4.50%, 7/1/48	30,076	30,934
4.00%, 8/1/48	19,567	19,780
4.00%, 9/1/48	312,513	316,420
4.00%, 11/1/48	610,622	619,719
3.00%, 12/1/48	54,698	52,970

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2022

Investments	Principal Amount	Value
4.00%, 1/1/49	$115,822	$117,238
5.00%, 5/1/49	44,025	45,665
4.00%, 6/1/49	275,643	279,537
4.50%, 7/1/49	15,508	15,937
3.50%, 8/1/49	279,438	276,010
3.00%, 9/1/49	121,958	117,302
4.00%, 9/1/49	107,511	108,275
3.00%, 10/1/49	79,294	76,266
4.00%, 10/1/49	161,262	161,872
2.50%, 11/1/49	285,903	266,058
3.50%, 11/1/49	158,972	157,870
2.50%, 1/1/50	61,584	57,309
3.00%, 1/1/50	39,799	38,280
3.50%, 1/1/50	92,763	91,625
4.50%, 1/1/50	80,667	82,740
3.00%, 3/1/50	135,413	130,243
4.00%, 3/1/50	68,381	69,234
4.50%, 3/1/50	80,715	83,016
5.00%, 3/1/50	159,716	165,675
2.50%, 4/1/50	287,379	266,991
3.00%, 4/1/50	96,069	92,232
3.50%, 4/1/50	525,880	520,254
3.50%, 5/1/50	133,631	132,289
4.00%, 5/1/50	54,835	54,955
4.50%, 5/1/50	147,225	150,097
2.50%, 6/1/50	570,771	528,946
4.00%, 6/1/50	146,839	148,458
2.50%, 7/1/50	293,198	271,851
3.00%, 7/1/50	152,903	146,738
2.50%, 8/1/50	124,946	115,828
3.00%, 8/1/50	31,981	30,936
2.00%, 9/1/50	1,074,651	958,532
2.50%, 9/1/50	1,024,261	951,677
2.00%, 10/1/50	678,337	605,041
1.50%, 11/1/50	263,930	224,139
2.00%, 11/1/50	1,212,349	1,081,352
2.50%, 11/1/50	179,904	167,561
1.50%, 12/1/50	427,087	362,697
2.00%, 12/1/50	1,544,186	1,377,332
2.50%, 12/1/50	1,045,920	968,760
3.00%, 12/1/50	63,667	61,038
1.50%, 1/1/51	201,755	171,337
2.00%, 1/1/51	1,974,816	1,761,431
2.50%, 1/1/51	878,431	812,795
2.00%, 2/1/51	966,228	861,825
2.50%, 2/1/51	781,449	721,979
3.00%, 2/1/51	357,013	342,551
1.50%, 3/1/51	327,782	278,328
2.00%, 3/1/51	1,558,788	1,386,967
1.50%, 4/1/51	101,426	86,107
2.00%, 4/1/51	1,537,725	1,367,565
2.00%, 5/1/51	675,556	600,401
2.50%, 5/1/51	928,729	857,210
3.00%, 5/1/51	121,909	116,450
1.50%, 6/1/51	475,855	404,179
2.00%, 6/1/51	231,992	206,288
2.00%, 7/1/51	1,114,429	991,039
2.50%, 7/1/51	289,865	267,408
3.00%, 7/1/51	208,692	199,365
2.50%, 8/1/51	1,484,637	1,370,475
2.00%, 9/1/51	807,386	717,776
2.50%, 9/1/51	991,498	915,177
3.50%, 9/1/51	107,689	106,436
2.00%, 10/1/51	441,794	392,707
3.00%, 11/1/51	121,200	115,760
2.00%, 12/1/51	442,746	393,485
2.50%, 12/1/51	1,677,623	1,547,042
3.00%, 2/1/52	834,947	798,030
2.50%, 3/1/52	221,952	204,642
3.00%, 6/13/52(b)	1,800,000	1,715,040

Total Federal National Mortgage Association		48,799,972

Government National Mortgage Association - 5.8%
2.50%, 7/20/28	44,041	42,699
3.00%, 4/20/33	23,974	23,688
2.00%, 5/20/36	42,680	40,389
4.00%, 11/20/40	94,823	98,110
3.00%, 11/20/42	149,379	147,986
3.50%, 2/20/43	140,652	141,838
5.00%, 2/20/43	23,571	25,150
3.50%, 3/20/43	107,467	108,319
4.00%, 5/20/43	21,898	22,631
4.00%, 6/20/43	44,368	45,854
3.00%, 8/20/43	99,127	98,022
5.00%, 4/20/44	47,518	50,760
3.50%, 7/20/44	55,207	55,485
4.00%, 7/20/44	108,058	111,670
5.00%, 7/20/44	8,807	9,408
3.50%, 8/20/44	70,166	70,520
5.00%, 8/20/44	7,814	8,345
3.00%, 9/20/44	32,448	32,030
4.50%, 9/20/44	29,195	30,607
3.50%, 10/20/44	416,266	418,364
3.00%, 1/20/45	12,245	12,088
4.00%, 4/20/45	72,623	75,050
3.00%, 7/20/45	89,602	88,219
3.50%, 11/20/45	54,287	54,607
3.00%, 12/20/45	68,401	67,345
3.50%, 12/20/45	97,957	98,534
4.50%, 12/20/45	27,241	28,558
3.50%, 1/20/46	183,102	184,182
3.00%, 5/20/46	339,717	333,219
4.00%, 7/20/46	79,865	81,989
3.00%, 9/20/46	103,488	101,508
3.50%, 9/20/46	57,271	57,578
2.50%, 10/20/46	63,803	60,182
3.00%, 10/20/46	15,772	15,470
3.00%, 12/20/46	7,793	7,644
4.00%, 12/20/46	18,317	18,804
4.00%, 1/20/47	16,083	16,510
4.50%, 1/20/47	22,103	23,117
3.00%, 2/20/47	651,346	638,888
3.50%, 2/20/47	59,855	60,175
3.50%, 3/20/47	55,016	55,175
3.50%, 4/20/47	29,534	29,619
4.00%, 4/20/47	88,577	90,563
3.00%, 5/20/47	34,583	33,869
4.00%, 7/20/47	19,433	19,869
4.00%, 8/20/47	16,852	17,229
3.50%, 9/20/47	47,421	47,559
4.50%, 10/20/47	7,734	8,025
3.50%, 11/20/47	135,882	136,276
3.50%, 1/20/48	114,833	115,167
4.00%, 1/20/48	8,378	8,566
3.00%, 2/20/48	145,030	142,039
3.50%, 2/20/48	170,072	170,565
3.50%, 3/20/48	16,482	16,530

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2022

Investments	Principal Amount	Value
3.50%, 4/20/48	$29,103	$29,187
3.50%, 6/20/48	49,297	49,440
4.50%, 6/20/48	34,669	35,664
3.50%, 7/20/48	110,814	110,867
4.00%, 9/20/48	26,083	26,592
4.50%, 9/20/48	15,197	15,633
3.50%, 10/20/48	202,483	202,579
4.50%, 1/20/49	15,481	15,925
3.50%, 3/20/49	7,558	7,562
4.00%, 3/20/49	27,375	27,909
4.50%, 3/20/49	7,378	7,590
5.00%, 3/20/49	13,647	14,355
4.00%, 4/20/49	11,563	11,708
4.50%, 6/20/49	47,731	49,101
3.50%, 7/20/49	42,095	42,021
3.00%, 8/20/49	66,783	65,126
3.50%, 8/20/49	24,458	24,412
3.00%, 9/20/49	262,090	255,517
4.00%, 10/20/49	31,773	32,173
3.00%, 11/15/49	7,645	7,426
3.00%, 1/20/50	7,248	7,059
3.50%, 1/20/50	5,376	5,363
4.50%, 1/20/50	11,426	11,754
3.00%, 2/20/50	27,607	26,877
4.00%, 2/20/50	173,774	175,959
3.00%, 5/20/50	113,754	110,655
3.00%, 6/20/50	52,273	50,851
3.50%, 7/20/50	138,695	138,305
5.00%, 7/20/50	57,614	60,850
2.00%, 8/20/50	144,890	132,429
2.50%, 8/20/50	392,194	370,428
3.00%, 8/20/50	457,587	445,194
3.50%, 8/20/50	104,697	104,327
4.00%, 8/20/50	40,130	40,634
2.50%, 9/20/50	62,596	59,122
3.00%, 9/20/50	220,238	214,273
4.00%, 9/20/50	44,427	44,986
4.50%, 9/20/50	59,730	61,444
3.50%, 10/20/50	26,133	26,073
2.00%, 11/20/50	592,227	541,293
2.50%, 11/20/50	301,136	284,424
3.00%, 11/20/50	85,636	83,321
2.00%, 12/20/50	202,209	184,819
2.50%, 12/20/50	713,585	673,983
3.50%, 12/20/50	211,889	211,075
2.00%, 1/20/51	798,966	730,252
2.50%, 1/20/51	497,731	470,108
2.00%, 3/20/51	447,937	408,596
2.50%, 3/20/51	493,910	464,161
2.00%, 4/20/51	87,188	79,530
2.50%, 4/20/51	211,475	198,737
2.00%, 5/20/51	465,732	426,021
2.50%, 5/20/51	72,364	68,127
3.00%, 5/20/51	38,771	37,481
2.00%, 6/20/51	382,503	349,415
2.00%, 7/20/51	461,763	421,207
2.50%, 7/20/51	251,480	236,332
3.00%, 7/20/51	127,957	123,595
2.50%, 8/20/51	581,125	546,123
1.50%, 9/20/51	48,084	41,960
2.00%, 9/20/51	167,523	152,810
2.50%, 9/20/51	402,809	378,875
3.00%, 9/20/51	159,715	154,659
3.50%, 9/20/51	230,835	229,361
2.00%, 10/20/51	241,993	220,940
2.00%, 11/20/51	769,517	701,932
2.00%, 12/20/51	294,182	268,345
2.50%, 12/20/51	900,696	846,445
2.00%, 1/20/52	738,618	673,747
2.50%, 1/20/52	319,356	300,120
2.00%, 3/20/52	99,368	90,457
2.50%, 3/20/52	793,645	744,603
2.00%, 6/21/52(b)	125,000	113,679
2.50%, 6/21/52(b)	150,000	140,570
3.00%, 6/21/52(b)	1,225,000	1,181,355
3.50%, 6/21/52(b)	75,000	74,265
4.00%, 6/21/52(b)	550,000	555,252
4.50%, 6/21/52(b)	350,000	357,607
2.00%, 7/21/52(b)	50,000	45,408
2.50%, 7/21/52(b)	50,000	46,787
3.50%, 7/21/52(b)	225,000	222,279
4.50%, 7/21/52(b)	50,000	50,890

Total Government National Mortgage Association		21,744,909

Tennessee Valley Authority - 0.1%
2.88%, 9/15/24	25,000	25,087
5.25%, 9/15/39	390,000	457,107

Total Tennessee Valley Authority		482,194

Uniform Mortgage-Backed Securities - 1.8%
2.50%, 6/1/37(b)	275,000	266,222
3.00%, 6/1/37(b)	275,000	271,372
1.50%, 6/16/37(b)	200,000	184,632
2.00%, 6/16/37(b)	1,800,000	1,701,224
4.00%, 6/16/37(b)	25,000	25,438
5.00%, 6/1/52(b)	350,000	361,412
1.50%, 6/13/52(b)	75,000	63,465
2.00%, 6/13/52(b)	250,000	221,654
2.50%, 6/13/52(b)	2,100,000	1,931,548
3.50%, 6/13/52(b)	475,000	465,476
4.50%, 6/13/52(b)	400,000	406,804
3.00%, 7/14/52(b)	300,000	285,293
3.50%, 7/14/52(b)	425,000	415,582
4.00%, 7/14/52(b)	150,000	149,566
4.50%, 7/14/52(b)	125,000	126,724

Total Uniform Mortgage-Backed Securities		6,876,412

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $113,076,830)		107,662,118

U.S. GOVERNMENT OBLIGATIONS - 40.2%

U.S. Treasury Bonds - 7.5%
6.88%, 8/15/25	277,000	312,123
5.25%, 2/15/29	259,000	296,454
6.13%, 8/15/29	75,000	90,996
6.25%, 5/15/30	244,000	302,998
5.38%, 2/15/31	128,500	153,286
4.50%, 2/15/36	322,000	384,941
4.75%, 2/15/37	100,000	122,211
5.00%, 5/15/37	128,000	160,280
4.38%, 2/15/38	200,000	235,516

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2022

Investments	Principal Amount	Value
4.50%, 5/15/38	$174,000	$207,645
3.50%, 2/15/39	67,000	70,947
4.25%, 5/15/39	110,000	127,359
4.50%, 8/15/39	92,000	109,660
4.38%, 11/15/39	106,000	124,202
4.63%, 2/15/40	57,000	68,805
1.13%, 5/15/40	595,000	422,264
1.13%, 8/15/40	460,000	324,300
1.38%, 11/15/40	1,070,000	786,952
1.88%, 2/15/41	950,000	761,707
2.25%, 5/15/41	1,200,000	1,021,500
1.75%, 8/15/41	1,830,000	1,423,540
3.75%, 8/15/41	150,000	160,406
2.00%, 11/15/41	1,555,000	1,264,166
3.13%, 11/15/41	450,000	440,367
2.38%, 2/15/42	1,350,000	1,170,387
3.13%, 2/15/42	200,000	195,344
3.00%, 5/15/42	100,000	95,594
2.75%, 8/15/42	150,000	137,309
2.75%, 11/15/42	250,000	228,457
3.13%, 2/15/43	200,000	194,016
2.88%, 5/15/43	376,000	350,150
3.63%, 8/15/43	152,500	159,672
3.75%, 11/15/43	346,000	369,220
3.63%, 2/15/44	134,000	140,208
3.38%, 5/15/44	118,000	118,737
3.13%, 8/15/44	182,000	175,730
3.00%, 11/15/44	137,000	129,422
2.50%, 2/15/45	771,000	666,674
3.00%, 5/15/45	4,000	3,780
2.88%, 8/15/45	394,000	364,604
3.00%, 11/15/45	141,000	133,509
2.50%, 2/15/46	641,000	554,164
2.50%, 5/15/46	205,000	177,133
2.25%, 8/15/46	428,000	351,729
2.88%, 11/15/46	94,000	87,236
3.00%, 2/15/47	240,000	228,131
3.00%, 5/15/47	221,000	210,123
2.75%, 8/15/47	1,124,000	1,023,103
2.75%, 11/15/47	269,000	245,168
3.00%, 2/15/48	291,000	278,928
3.13%, 5/15/48	334,000	328,599
3.00%, 8/15/48	541,000	520,036
3.38%, 11/15/48	695,000	718,239
3.00%, 2/15/49	577,000	558,608
2.88%, 5/15/49	710,000	672,669
2.25%, 8/15/49	750,000	625,371
2.38%, 11/15/49	590,000	505,695
2.00%, 2/15/50	777,000	610,977
1.25%, 5/15/50	740,000	477,820
1.38%, 8/15/50	1,250,000	835,254
1.63%, 11/15/50	925,000	661,086
1.88%, 2/15/51	1,175,000	894,561
2.38%, 5/15/51	990,000	850,627
2.00%, 8/15/51	1,250,000	980,957
1.88%, 11/15/51	1,355,000	1,033,611
2.25%, 2/15/52	1,100,000	920,820

Total U.S. Treasury Bonds		28,356,083

U.S. Treasury Notes - 32.7%
0.25%, 6/15/23	440,000	431,441
0.13%, 6/30/23	1,600,000	1,565,469
1.38%, 6/30/23	377,000	373,841
2.63%, 6/30/23	570,000	572,739
0.13%, 7/15/23	400,000	390,969
0.13%, 7/31/23	1,485,000	1,449,963
1.25%, 7/31/23	354,000	350,156
2.75%, 7/31/23	250,000	251,616
0.13%, 8/15/23	400,000	390,164
2.50%, 8/15/23	1,238,000	1,242,328
0.13%, 8/31/23	1,100,000	1,071,426
1.38%, 8/31/23	340,000	336,394
2.75%, 8/31/23	250,000	251,646
0.13%, 9/15/23	400,000	389,258
0.25%, 9/30/23	1,400,000	1,363,551
1.38%, 9/30/23	338,000	334,079
2.88%, 9/30/23	250,000	252,012
0.13%, 10/15/23	525,000	509,691
0.38%, 10/31/23	800,000	778,672
1.63%, 10/31/23	344,000	340,735
2.88%, 10/31/23	250,000	252,021
0.25%, 11/15/23	450,000	436,772
2.75%, 11/15/23	755,000	759,675
0.50%, 11/30/23	1,000,000	972,871
2.13%, 11/30/23	250,000	249,233
2.88%, 11/30/23	250,000	252,002
0.13%, 12/15/23	671,600	649,156
0.75%, 12/31/23	1,200,000	1,169,766
2.25%, 12/31/23	411,000	410,213
2.63%, 12/31/23	250,000	251,040
0.13%, 1/15/24	870,000	838,853
0.88%, 1/31/24	1,535,000	1,496,325
2.25%, 1/31/24	354,000	353,011
2.50%, 1/31/24	250,000	250,288
0.13%, 2/15/24	770,000	740,794
2.75%, 2/15/24	382,000	384,022
1.50%, 2/29/24	805,000	792,155
2.13%, 2/29/24	329,000	327,201
2.38%, 2/29/24	250,000	249,751
0.25%, 3/15/24	950,000	913,633
2.13%, 3/31/24	517,000	513,749
2.25%, 3/31/24	615,000	612,345
0.38%, 4/15/24	1,000,000	961,387
2.00%, 4/30/24	341,000	337,843
2.25%, 4/30/24	300,000	298,600
2.50%, 4/30/24	725,000	724,731
0.25%, 5/15/24	975,000	933,048
2.50%, 5/15/24	782,000	781,878
2.00%, 5/31/24	235,000	232,613
2.50%, 5/31/24	700,000	699,330
0.25%, 6/15/24	1,275,000	1,217,027
1.75%, 6/30/24	300,000	295,172
2.00%, 6/30/24	500,000	494,492
0.38%, 7/15/24	1,000,000	955,117
1.75%, 7/31/24	1,000,000	982,969
0.38%, 8/15/24	500,000	476,445
2.38%, 8/15/24	629,000	626,027
1.25%, 8/31/24	900,000	873,773
0.38%, 9/15/24	700,000	665,301
1.50%, 9/30/24	1,150,000	1,121,160
2.13%, 9/30/24	250,000	247,266
0.63%, 10/15/24	1,500,000	1,431,094
1.50%, 10/31/24	300,000	292,066
2.25%, 10/31/24	250,000	247,725
0.75%, 11/15/24	800,000	763,906
2.25%, 11/15/24	719,000	711,979

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2022

Investments	Principal Amount	Value
1.50%, 11/30/24	$500,000	$485,938
2.13%, 11/30/24	601,000	593,112
1.00%, 12/15/24	550,000	527,656
1.75%, 12/31/24	270,000	263,756
2.25%, 12/31/24	349,000	345,306
1.13%, 1/15/25	1,160,000	1,114,506
1.38%, 1/31/25	1,045,000	1,009,813
1.50%, 2/15/25	1,150,000	1,113,793
2.00%, 2/15/25	485,000	476,285
1.13%, 2/28/25	480,000	460,181
2.75%, 2/28/25	699,000	699,874
1.75%, 3/15/25	1,590,000	1,549,008
0.50%, 3/31/25	570,000	535,733
2.63%, 4/15/25	695,000	693,235
0.38%, 4/30/25	500,000	467,207
2.88%, 4/30/25	188,000	188,771
2.13%, 5/15/25	782,000	768,895
2.75%, 5/15/25	670,000	670,654
0.25%, 5/31/25	500,000	464,414
2.88%, 5/31/25	410,000	411,794
0.25%, 6/30/25	500,000	463,301
2.75%, 6/30/25	350,000	350,232
0.25%, 7/31/25	580,000	536,115
2.88%, 7/31/25	300,000	301,230
2.00%, 8/15/25	954,000	931,864
0.25%, 8/31/25	800,000	737,562
2.75%, 8/31/25	300,000	299,941
0.25%, 9/30/25	1,250,000	1,150,195
3.00%, 9/30/25	500,000	503,828
0.25%, 10/31/25	460,000	422,409
2.25%, 11/15/25	1,007,000	989,456
0.38%, 11/30/25	500,000	460,000
2.88%, 11/30/25	300,000	300,949
0.38%, 12/31/25	1,400,000	1,285,320
2.63%, 12/31/25	500,000	497,461
0.38%, 1/31/26	1,350,000	1,236,357
2.63%, 1/31/26	500,000	497,168
1.63%, 2/15/26	800,000	766,844
0.50%, 2/28/26	650,000	596,832
2.50%, 2/28/26	500,000	494,961
0.75%, 3/31/26	800,000	740,531
2.25%, 3/31/26	150,000	147,023
0.75%, 4/30/26	500,000	462,051
2.38%, 4/30/26	500,000	492,402
1.63%, 5/15/26	623,000	595,598
0.75%, 5/31/26	1,000,000	921,992
2.13%, 5/31/26	200,000	194,875
0.88%, 6/30/26	900,000	832,887
1.88%, 6/30/26	750,000	723,574
0.63%, 7/31/26	200,000	182,805
1.88%, 7/31/26	450,000	433,688
1.50%, 8/15/26	550,000	521,146
0.75%, 8/31/26	500,000	458,672
1.38%, 8/31/26	350,000	329,889
0.88%, 9/30/26	600,000	552,352
1.63%, 9/30/26	450,000	428,133
1.13%, 10/31/26	500,000	464,746
1.63%, 10/31/26	250,000	237,539
2.00%, 11/15/26	500,000	482,285
1.25%, 11/30/26	390,000	364,178
1.63%, 11/30/26	500,000	474,863
1.25%, 12/31/26	1,120,000	1,044,138
1.50%, 1/31/27	1,650,000	1,554,287
2.25%, 2/15/27	400,000	389,547
1.13%, 2/28/27	450,000	416,074
1.88%, 2/28/27	500,000	479,063
0.63%, 3/31/27	900,000	810,703
2.50%, 3/31/27	875,000	862,148
0.50%, 4/30/27	1,185,000	1,058,862
2.75%, 4/30/27	740,000	737,283
2.38%, 5/15/27	675,000	660,313
0.50%, 5/31/27	1,350,000	1,203,135
2.63%, 5/31/27	715,000	708,660
0.50%, 6/30/27	800,000	711,469
0.38%, 7/31/27	1,150,000	1,014,695
2.25%, 8/15/27	907,000	880,180
0.50%, 8/31/27	1,240,000	1,098,466
0.38%, 9/30/27	1,545,000	1,356,462
0.50%, 10/31/27	500,000	440,879
2.25%, 11/15/27	388,000	375,981
0.63%, 11/30/27	800,000	709,063
0.63%, 12/31/27	800,000	707,563
0.75%, 1/31/28	800,000	711,281
2.75%, 2/15/28	1,443,000	1,433,925
1.13%, 2/29/28	1,300,000	1,179,852
1.25%, 3/31/28	1,200,000	1,095,094
1.25%, 4/30/28	1,000,000	911,406
2.88%, 5/15/28	968,000	967,395
1.25%, 5/31/28	500,000	455,117
1.25%, 6/30/28	685,000	622,654
1.00%, 7/31/28	890,000	795,333
2.88%, 8/15/28	337,000	336,592
1.13%, 8/31/28	500,000	449,766
1.25%, 9/30/28	500,000	452,734
1.38%, 10/31/28	750,000	683,643
3.13%, 11/15/28	901,000	912,861
1.50%, 11/30/28	300,000	275,367
1.75%, 1/31/29	525,000	489,316
2.63%, 2/15/29	400,000	393,656
1.88%, 2/28/29	585,000	549,809
2.38%, 3/31/29	575,000	556,852
2.88%, 4/30/29	665,000	664,844
2.38%, 5/15/29	375,000	363,252
2.75%, 5/31/29	700,000	694,586
1.63%, 8/15/29	1,031,000	949,728
1.75%, 11/15/29	400,000	371,219
1.50%, 2/15/30	565,000	512,958
0.63%, 5/15/30	1,280,000	1,078,900
0.63%, 8/15/30	505,000	423,135
0.88%, 11/15/30	1,590,000	1,356,469
1.13%, 2/15/31	1,610,000	1,398,184
1.63%, 5/15/31	1,500,000	1,355,391
1.25%, 8/15/31	1,895,000	1,650,427
1.38%, 11/15/31	2,000,000	1,755,156
1.88%, 2/15/32	1,785,000	1,636,901
2.88%, 5/15/32	535,000	535,961
3.25%, 5/15/42	250,000	249,336
2.88%, 5/15/52	200,000	192,516

Total U.S. Treasury Notes		123,275,747

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $160,535,583)		151,631,830

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2022

Investments	Principal Amount	Value
U.S. CORPORATE BONDS - 21.5%

United States - 21.5%
3M Co.
2.25%, 9/19/26	$230,000	$221,104
2.88%, 10/15/27	65,000	63,558
3.38%, 3/1/29(c)	35,000	34,402
3.05%, 4/15/30	25,000	23,883
3.13%, 9/19/46	23,000	19,079
3.63%, 10/15/47	38,000	33,948
Abbott Laboratories
3.40%, 11/30/23	14,000	14,176
6.15%, 11/30/37	53,000	65,088
4.75%, 4/15/43	10,000	10,689
AbbVie, Inc.
3.60%, 5/14/25	59,000	59,406
2.95%, 11/21/26	565,000	549,389
4.55%, 3/15/35	10,000	10,149
4.50%, 5/14/35	125,000	126,884
4.40%, 11/6/42	15,000	14,377
4.75%, 3/15/45	33,000	32,937
4.70%, 5/14/45	48,000	47,766
4.25%, 11/21/49	14,000	13,045
Activision Blizzard, Inc.
3.40%, 6/15/27	82,000	80,970
2.50%, 9/15/50	10,000	7,429
Adobe, Inc.
2.30%, 2/1/30	25,000	22,600
Advance Auto Parts, Inc.
3.90%, 4/15/30	25,000	23,527
Aetna, Inc.
4.75%, 3/15/44	60,000	57,937
3.88%, 8/15/47	43,000	37,662
Aflac, Inc.
3.25%, 3/17/25	75,000	74,983
Air Lease Corp.
3.88%, 7/3/23	5,000	5,024
4.25%, 9/15/24	5,000	5,014
3.25%, 3/1/25	25,000	24,316
3.63%, 4/1/27	23,000	21,900
3.63%, 12/1/27(c)	469,000	440,302
4.63%, 10/1/28	50,000	48,504
Air Products & Chemicals, Inc.
2.70%, 5/15/40	50,000	40,813
Aircastle Ltd.
4.25%, 6/15/26	25,000	23,856
Alabama Power Co.
4.30%, 7/15/48, Series A	20,000	18,949
3.45%, 10/1/49	9,000	7,507
Alexandria Real Estate Equities, Inc.
3.45%, 4/30/25	18,000	17,966
4.90%, 12/15/30	51,000	52,716
Alleghany Corp.
4.90%, 9/15/44	25,000	25,249
Allstate Corp.
1.45%, 12/15/30	30,000	24,481
Ally Financial, Inc.
1.45%, 10/2/23	100,000	97,988
8.00%, 11/1/31	263,000	307,899
Alphabet, Inc.
1.90%, 8/15/40	10,000	7,457
2.05%, 8/15/50	10,000	7,113
2.25%, 8/15/60(c)	25,000	17,373
Altria Group, Inc.
4.80%, 2/14/29	25,000	25,000
2.45%, 2/4/32	65,000	52,445
3.40%, 2/4/41	31,000	22,590
5.38%, 1/31/44	423,000	400,983
Amazon.com, Inc.
5.20%, 12/3/25	19,000	20,272
3.30%, 4/13/27	100,000	99,934
1.50%, 6/3/30(c)	60,000	51,257
2.10%, 5/12/31	150,000	132,352
3.60%, 4/13/32(c)	100,000	99,130
3.88%, 8/22/37	15,000	14,837
4.95%, 12/5/44	52,000	57,095
4.05%, 8/22/47	66,000	64,904
4.25%, 8/22/57	27,000	26,944
2.70%, 6/3/60	40,000	29,002
4.10%, 4/13/62	100,000	96,194
Ameren Illinois Co.
3.80%, 5/15/28	48,000	48,077
1.55%, 11/15/30	50,000	41,610
American Express Co.
3.70%, 8/3/23	10,000	10,140
3.00%, 10/30/24	245,000	244,564
3.63%, 12/5/24	44,000	44,411
3.30%, 5/3/27	10,000	9,802
4.05%, 12/3/42	18,000	16,853
American Financial Group, Inc.
4.50%, 6/15/47	25,000	22,151
American Homes 4 Rent LP
4.25%, 2/15/28	10,000	9,817
American Honda Finance Corp.
2.90%, 2/16/24	5,000	5,002
1.00%, 9/10/25	15,000	13,884
2.30%, 9/9/26	5,000	4,756
American International Group, Inc.
4.50%, 7/16/44	100,000	95,330
4.75%, 4/1/48	28,000	28,443
American Tower Corp.
0.60%, 1/15/24	20,000	19,192
2.95%, 1/15/25	50,000	49,201
4.00%, 6/1/25	45,000	45,306
3.60%, 1/15/28	58,000	55,255
3.80%, 8/15/29	25,000	23,665
3.10%, 6/15/50	20,000	14,564
American University
3.67%, 4/1/49, Series 2019	50,000	43,578
American Water Capital Corp.
2.95%, 9/1/27	214,000	205,594
3.45%, 6/1/29	25,000	23,980
3.75%, 9/1/47	40,000	35,062
AmerisourceBergen Corp.
3.40%, 5/15/24	18,000	18,057
3.45%, 12/15/27	25,000	24,658
4.30%, 12/15/47	50,000	47,327
Amgen, Inc.
2.25%, 8/19/23	5,000	4,987
3.63%, 5/22/24	16,000	16,192
2.30%, 2/25/31	105,000	92,347
4.66%, 6/15/51	432,000	429,477
Anthem, Inc.
3.50%, 8/15/24	80,000	80,618
3.65%, 12/1/27	25,000	24,908
6.38%, 6/15/37	18,000	21,957
4.63%, 5/15/42	85,000	85,206
4.65%, 1/15/43	40,000	40,287
4.65%, 8/15/44	15,000	14,869
3.13%, 5/15/50	202,000	159,832
Aon Corp.
2.80%, 5/15/30	15,000	13,529

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2022

Investments	Principal Amount	Value
Apple, Inc.
3.00%, 2/9/24	$118,000	$119,060
2.85%, 5/11/24	48,000	48,246
1.80%, 9/11/24	25,000	24,556
1.13%, 5/11/25	10,000	9,540
3.25%, 2/23/26	75,000	75,644
3.00%, 6/20/27	23,000	22,917
2.20%, 9/11/29	75,000	69,014
1.65%, 5/11/30	55,000	47,993
4.45%, 5/6/44	18,000	18,839
4.38%, 5/13/45	18,000	18,583
3.85%, 8/4/46	36,000	34,686
4.25%, 2/9/47	25,000	25,554
3.75%, 11/13/47	48,000	45,527
2.65%, 5/11/50	60,000	46,992
2.55%, 8/20/60	270,000	197,140
Applied Materials, Inc.
5.85%, 6/15/41	25,000	29,781
Ares Capital Corp.
4.25%, 3/1/25	43,000	42,287
Arizona Public Service Co.
2.60%, 8/15/29	450,000	401,535
Ascension Health
3.95%, 11/15/46	25,000	23,768
4.85%, 11/15/53	49,000	53,174
Assurant, Inc.
4.20%, 9/27/23	18,000	18,239
AT&T, Inc.
3.80%, 2/15/27	64,000	64,328
4.25%, 3/1/27	93,000	95,441
4.30%, 2/15/30	400,000	403,796
2.75%, 6/1/31	100,000	89,822
2.25%, 2/1/32	26,000	22,023
4.30%, 12/15/42	275,000	256,960
4.35%, 6/15/45	321,000	294,967
4.75%, 5/15/46	10,000	9,907
5.15%, 2/15/50	25,000	26,446
3.65%, 6/1/51	12,000	9,921
3.50%, 9/15/53	100,000	80,581
3.55%, 9/15/55	105,000	83,875
3.80%, 12/1/57	75,000	62,058
Atmos Energy Corp.
1.50%, 1/15/31	70,000	57,627
AutoNation, Inc.
3.50%, 11/15/24	18,000	17,904
4.50%, 10/1/25	18,000	18,325
AutoZone, Inc.
3.25%, 4/15/25	18,000	17,872
3.63%, 4/15/25	100,000	100,320
4.00%, 4/15/30	50,000	48,812
AvalonBay Communities, Inc.
2.30%, 3/1/30	805,000	716,378
Avangrid, Inc.
3.80%, 6/1/29	25,000	24,263
Avnet, Inc.
3.00%, 5/15/31	625,000	534,337
AXIS Specialty Finance LLC
3.90%, 7/15/29	50,000	48,684
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27	48,000	46,577
Bank of America Corp.
4.10%, 7/24/23	25,000	25,511
4.13%, 1/22/24	48,000	49,056
4.00%, 4/1/24	50,000	50,999
0.52%, 6/14/24, (0.523% fixed rate until 6/14/23; Secured Overnight Financing Rate + 0.41 thereafter)(d)	25,000	24,287
3.86%, 7/23/24, (3.864% fixed rate until 7/23/23; 3-month U.S. dollar London Interbank Offered Rate + 0.94% thereafter)(d)	305,000	307,233
4.20%, 8/26/24	48,000	48,842
0.81%, 10/24/24, (0.81% fixed rate until 10/24/23; Secured Overnight Financing Rate + 0.74% thereafter)(d)	105,000	101,312
3.46%, 3/15/25, (3.458% fixed rate until 3/15/24; 3-month U.S. dollar London Interbank Offered Rate + 0.97% thereafter)(d)	105,000	104,959
3.95%, 4/21/25, Series L	29,000	29,205
2.46%, 10/22/25, (2.456% fixed rate until 10/22/24; 3-month U.S. dollar London Interbank Offered Rate + 0.87% thereafter)(d)	50,000	48,496
3.50%, 4/19/26	71,000	70,687
1.32%, 6/19/26, (1.319% fixed rate until 6/19/25; Secured Overnight Financing Rate + 1.15% thereafter)(d)	13,000	12,023
1.20%, 10/24/26, (1.197% fixed rate until 10/24/25; Secured Overnight Financing Rate + 1.01% thereafter)(d)	310,000	283,281
1.66%, 3/11/27, Series N, (1.658% fixed rate until 3/11/26; Secured Overnight Financing Rate + 0.91% thereafter)(d)	45,000	41,336
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month U.S. dollar London Interbank Offered Rate + 1.04% thereafter)(d)	344,000	329,377
4.27%, 7/23/29, (4.271% fixed rate until 7/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.31% thereafter)(d)	45,000	44,795
2.88%, 10/22/30, (2.884% fixed rate until 10/22/29; 3-month U.S. dollar London Interbank Offered Rate + 1.19% thereafter)(d)	10,000	9,047
1.92%, 10/24/31, (1.922% fixed rate until 10/24/30; Secured Overnight Financing Rate + 1.37% thereafter)(d)	660,000	546,942

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2022

Investments	Principal Amount	Value
4.24%, 4/24/38, (4.244% fixed rate until 4/24/37; 3-month U.S. dollar London Interbank Offered Rate + 1.814% thereafter)(d)	$10,000	$9,746
2.68%, 6/19/41, (2.676% fixed rate until 6/19/40; Secured Overnight Financing Rate + 1.93% thereafter)(d)	25,000	19,239
5.88%, 2/7/42	35,000	40,282
3.31%, 4/22/42, (3.311% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.58% thereafter)(d)	25,000	20,940
5.00%, 1/21/44	145,000	150,449
4.75%, 4/21/45, Series L	10,000	9,732
4.44%, 1/20/48, (4.443% fixed rate until 1/20/47; 3-month U.S. dollar London Interbank Offered Rate + 1.99% thereafter)(d)	10,000	9,762
3.95%, 1/23/49, (3.946% fixed rate until 1/23/48; 3-month U.S. dollar London Interbank Offered Rate + 1.19% thereafter)(d)	18,000	16,444
4.08%, 3/20/51, (4.083% fixed rate until 3/20/50; 3-month U.S. dollar London Interbank Offered Rate + 3.15% thereafter)(d)	150,000	138,444
2.83%, 10/24/51, (2.831% fixed rate until 10/24/50; Secured Overnight Financing Rate + 1.88% thereafter)(d)	5,000	3,675
BankUnited, Inc.
4.88%, 11/17/25	18,000	18,603
Baxalta, Inc.
4.00%, 6/23/25	15,000	15,152
Baylor Scott & White Holdings
4.19%, 11/15/45	24,000	23,052
Becton Dickinson & Co.
2.82%, 5/20/30	37,000	33,360
4.69%, 12/15/44	25,000	24,298
Berkshire Hathaway Energy Co.
4.05%, 4/15/25	95,000	97,327
3.25%, 4/15/28	23,000	22,493
3.70%, 7/15/30	50,000	49,012
6.13%, 4/1/36	25,000	28,897
5.15%, 11/15/43	25,000	26,033
3.80%, 7/15/48	36,000	31,710
Berkshire Hathaway Finance Corp.
1.85%, 3/12/30	425,000	373,579
1.45%, 10/15/30(c)	50,000	41,726
4.20%, 8/15/48	20,000	19,477
4.25%, 1/15/49	38,000	37,495
2.85%, 10/15/50	5,000	3,845
Berry Global, Inc.
1.57%, 1/15/26	50,000	45,560
BGC Partners, Inc.
3.75%, 10/1/24	10,000	9,913
Black Hills Corp.
4.35%, 5/1/33	25,000	24,200
BlackRock, Inc.
3.50%, 3/18/24	18,000	18,264
Blackstone Private Credit Fund
4.70%, 3/24/25(e)	350,000	342,713
Boardwalk Pipelines LP
4.95%, 12/15/24	5,000	5,119
4.45%, 7/15/27	18,000	17,900
3.40%, 2/15/31	15,000	13,370
Boeing Co.
4.88%, 5/1/25	85,000	85,810
2.25%, 6/15/26	5,000	4,590
5.15%, 5/1/30	245,000	243,804
5.88%, 2/15/40	10,000	9,954
3.90%, 5/1/49	10,000	7,592
5.81%, 5/1/50	25,000	24,670
3.83%, 3/1/59	550,000	384,912
5.93%, 5/1/60	30,000	29,387
Bon Secours Mercy Health, Inc.
3.21%, 6/1/50, Series 20-2	150,000	115,047
BorgWarner, Inc.
2.65%, 7/1/27(c)	12,000	11,179
Boston Properties LP
3.13%, 9/1/23	19,000	19,014
3.65%, 2/1/26	5,000	4,959
2.75%, 10/1/26	24,000	22,825
2.90%, 3/15/30	25,000	22,242
BP Capital Markets America, Inc.
3.41%, 2/11/26	25,000	24,980
3.12%, 5/4/26	5,000	4,929
3.59%, 4/14/27	65,000	64,720
4.23%, 11/6/28	10,000	10,202
3.38%, 2/8/61	220,000	175,459
Brandywine Operating Partnership LP
4.55%, 10/1/29	25,000	24,665
Bristol-Myers Squibb Co.
3.20%, 6/15/26	7,000	7,024
3.40%, 7/26/29	109,000	107,703
1.45%, 11/13/30	5,000	4,197
4.13%, 6/15/39	60,000	59,204
4.25%, 10/26/49	50,000	49,503
2.55%, 11/13/50	5,000	3,716
Brixmor Operating Partnership LP
3.65%, 6/15/24	5,000	4,977
3.90%, 3/15/27	50,000	48,796
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.63%, 1/15/24	81,000	81,577
3.88%, 1/15/27	23,000	22,626
3.50%, 1/15/28	5,000	4,772
Broadcom, Inc.
4.15%, 11/15/30	70,000	66,780
2.45%, 2/15/31(e)	70,000	58,052
Bunge Ltd. Finance Corp.
1.63%, 8/17/25	15,000	14,029
Burlington Northern Santa Fe LLC
3.00%, 4/1/25	18,000	18,001
7.00%, 12/15/25	22,000	24,652
6.15%, 5/1/37	10,000	12,114
5.15%, 9/1/43	48,000	52,170
3.90%, 8/1/46	5,000	4,638
Burlington Resources LLC
7.40%, 12/1/31	14,000	17,541

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2022

Investments	Principal Amount	Value
Camden Property Trust
3.15%, 7/1/29	$25,000	$23,517
2.80%, 5/15/30	25,000	22,782
Campbell Soup Co.
4.15%, 3/15/28	20,000	20,066
Capital One Financial Corp.
3.50%, 6/15/23	48,000	48,447
4.20%, 10/29/25	25,000	25,222
3.75%, 3/9/27	20,000	19,701
Cardinal Health, Inc.
4.90%, 9/15/45	50,000	47,469
Carlisle Cos., Inc.
3.75%, 12/1/27	18,000	17,638
2.75%, 3/1/30	25,000	22,019
Carrier Global Corp.
2.72%, 2/15/30	25,000	22,161
Caterpillar Financial Services Corp.
3.75%, 11/24/23	33,000	33,640
Caterpillar, Inc.
3.40%, 5/15/24	35,000	35,511
3.80%, 8/15/42(c)	25,000	23,863
3.25%, 9/19/49	40,000	34,698
Catholic Health Services of Long Island Obligated Group
3.37%, 7/1/50, Series 2020	50,000	37,589
Cboe Global Markets, Inc.
3.65%, 1/12/27	5,000	5,010
1.63%, 12/15/30	50,000	41,721
3.00%, 3/16/32	100,000	92,222
CBRE Services, Inc.
4.88%, 3/1/26	30,000	30,912
2.50%, 4/1/31	145,000	122,189
CDW LLC / CDW Finance Corp.
3.25%, 2/15/29	25,000	22,162
CenterPoint Energy Resources Corp.
1.75%, 10/1/30	150,000	125,563
4.10%, 9/1/47	5,000	4,570
Charles Schwab Corp.
3.45%, 2/13/26(c)	25,000	25,034
0.90%, 3/11/26	147,000	134,339
2.45%, 3/3/27	100,000	95,327
3.25%, 5/22/29(c)	25,000	23,898
1.65%, 3/11/31	70,000	57,686
2.90%, 3/3/32	100,000	90,834
Charter Communications Operating LLC / Charter Communications Operating Capital
4.50%, 2/1/24	18,000	18,279
5.05%, 3/30/29	525,000	525,262
2.30%, 2/1/32	705,000	560,708
6.38%, 10/23/35	5,000	5,330
3.50%, 6/1/41	44,000	33,095
6.48%, 10/23/45	40,000	41,475
5.13%, 7/1/49	20,000	17,744
3.70%, 4/1/51	24,000	17,537
6.83%, 10/23/55	98,000	104,117
3.85%, 4/1/61	14,000	9,990
Cheniere Corpus Christi Holdings LLC
5.13%, 6/30/27	25,000	25,787
Chevron USA, Inc.
0.43%, 8/11/23	100,000	98,001
3.90%, 11/15/24	5,000	5,118
0.69%, 8/12/25	15,000	13,960
3.25%, 10/15/29	26,000	25,312
Children’s Hospital Corp.
4.12%, 1/1/47, Series 2017	25,000	24,251
Chubb INA Holdings, Inc.
3.15%, 3/15/25	18,000	17,963
Cigna Corp.
3.00%, 7/15/23	15,000	15,048
3.75%, 7/15/23	8,000	8,083
0.61%, 3/15/24	100,000	95,801
3.40%, 3/1/27	10,000	9,851
3.05%, 10/15/27	500,000	481,680
6.13%, 11/15/41	14,000	15,933
3.88%, 10/15/47	30,000	25,854
4.90%, 12/15/48	30,000	30,034
Cintas Corp. No. 2
3.70%, 4/1/27	23,000	23,180
Cisco Systems, Inc.
2.20%, 9/20/23	36,000	35,966
3.63%, 3/4/24	35,000	35,612
5.90%, 2/15/39	40,000	47,257
Citigroup, Inc.
3.30%, 4/27/25	9,000	8,988
5.50%, 9/13/25	10,000	10,466
3.70%, 1/12/26	9,000	8,981
3.29%, 3/17/26, (3.29% fixed rate until 3/17/25; Secured Overnight Financing Rate + 1.528% thereafter)(d)	300,000	294,909
3.40%, 5/1/26	10,000	9,876
1.12%, 1/28/27, (1.122% fixed rate until 1/28/26; Secured Overnight Financing Rate + 0.765% thereafter)(d)	10,000	9,023
4.45%, 9/29/27	230,000	230,635
3.52%, 10/27/28, (3.52% fixed rate until 10/27/27; 3-month U.S. dollar London Interbank Offered Rate + 1.151% thereafter)(d)	74,000	71,320
4.08%, 4/23/29, (4.075% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.192% thereafter)(d)	10,000	9,845
3.98%, 3/20/30, (3.98% fixed rate until 3/20/29; 3-month U.S. dollar London Interbank Offered Rate + 1.338% thereafter)(d)	350,000	338,999
4.41%, 3/31/31, (4.412% fixed rate until 3/31/30; Secured Overnight Financing Rate + 3.914% thereafter)(d)	20,000	19,805
2.57%, 6/3/31, (2.572% fixed rate until 6/3/30; Secured Overnight Financing Rate + 2.107% thereafter)(d)	8,000	6,956
6.63%, 6/15/32	455,000	516,279
4.91%, 5/24/33	100,000	102,753

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2022

Investments	Principal Amount	Value
8.13%, 7/15/39	$10,000	$13,890
6.68%, 9/13/43	19,000	22,995
4.28%, 4/24/48, (4.281% fixed rate until 4/24/47; 3-month U.S. dollar London Interbank Offered Rate + 1.839% thereafter)(d)	10,000	9,598
4.65%, 7/23/48	260,000	259,914
Citizens Financial Group, Inc.
3.25%, 4/30/30	50,000	45,950
Citrix Systems, Inc.
3.30%, 3/1/30	30,000	29,770
Cleco Corporate Holdings LLC
3.74%, 5/1/26	23,000	22,504
Clorox Co.
3.50%, 12/15/24	40,000	40,672
CME Group, Inc.
3.00%, 3/15/25	105,000	105,194
2.65%, 3/15/32	100,000	91,350
5.30%, 9/15/43	5,000	5,604
4.15%, 6/15/48	5,000	4,902
Coca-Cola Co.
2.13%, 9/6/29	548,000	499,403
1.65%, 6/1/30	100,000	86,857
2.60%, 6/1/50	5,000	3,865
2.50%, 3/15/51	5,000	3,777
2.75%, 6/1/60	50,000	37,588
Comcast Corp.
3.70%, 4/15/24	23,000	23,397
2.35%, 1/15/27	20,000	19,051
3.30%, 2/1/27	28,000	27,778
3.55%, 5/1/28	99,000	98,358
6.45%, 3/15/37	27,000	33,090
4.60%, 10/15/38	15,000	15,308
3.40%, 7/15/46	10,000	8,516
4.00%, 8/15/47	40,000	36,690
3.97%, 11/1/47	378,000	350,315
4.70%, 10/15/48	17,000	17,423
4.00%, 11/1/49	100,000	93,429
3.45%, 2/1/50	50,000	42,413
2.45%, 8/15/52(c)	10,000	7,121
4.05%, 11/1/52	278,000	260,105
4.95%, 10/15/58(c)	28,000	30,380
2.65%, 8/15/62	10,000	6,876
Comerica, Inc.
4.00%, 2/1/29	25,000	24,817
CommonSpirit Health
3.35%, 10/1/29	27,000	25,123
4.35%, 11/1/42	10,000	9,079
Commonwealth Edison Co.
4.70%, 1/15/44(c)	15,000	15,366
Conagra Brands, Inc.
1.38%, 11/1/27	25,000	21,539
7.00%, 10/1/28	19,000	21,384
Connecticut Light & Power Co.
4.30%, 4/15/44	15,000	14,506
ConocoPhillips
6.50%, 2/1/39	54,000	66,695
Consolidated Edison Co. of New York, Inc.
4.50%, 12/1/45	25,000	23,871
3.85%, 6/15/46	25,000	21,942
3.88%, 6/15/47, Series 2017	20,000	17,432
4.00%, 11/15/57, Series C	43,000	37,207
Constellation Brands, Inc.
4.40%, 11/15/25	66,000	67,693
3.15%, 8/1/29	75,000	68,943
5.25%, 11/15/48	19,000	19,509
Consumers Energy Co.
3.95%, 7/15/47	50,000	46,761
3.10%, 8/15/50	90,000	72,320
2.50%, 5/1/60	50,000	33,679
Corebridge Financial, Inc.
3.90%, 4/5/32(e)	100,000	95,381
4.40%, 4/5/52(e)	100,000	89,937
Corning, Inc.
4.38%, 11/15/57	50,000	45,567
5.85%, 11/15/68	18,000	18,879
5.45%, 11/15/79	10,000	10,017
Costco Wholesale Corp.
3.00%, 5/18/27	5,000	4,949
1.60%, 4/20/30	40,000	34,409
1.75%, 4/20/32(c)	30,000	25,382
Crown Castle International Corp.
3.15%, 7/15/23	18,000	18,037
4.30%, 2/15/29	55,000	54,338
3.30%, 7/1/30	25,000	22,818
4.75%, 5/15/47	50,000	46,934
3.25%, 1/15/51	15,000	11,323
CSX Corp.
2.40%, 2/15/30	50,000	44,846
4.30%, 3/1/48	45,000	42,892
4.50%, 8/1/54	18,000	17,521
CVS Health Corp.
6.25%, 6/1/27	48,000	52,752
3.25%, 8/15/29	25,000	23,574
1.88%, 2/28/31	105,000	87,494
4.88%, 7/20/35	48,000	49,524
4.78%, 3/25/38	25,000	25,089
5.30%, 12/5/43	48,000	49,829
5.05%, 3/25/48	60,000	61,208
Danaher Corp.
2.60%, 10/1/50	5,000	3,628
Darden Restaurants, Inc.
3.85%, 5/1/27	68,000	67,487
Dell International LLC / EMC Corp.
5.45%, 6/15/23	43,000	43,871
6.02%, 6/15/26	15,000	15,875
4.90%, 10/1/26	25,000	25,568
8.10%, 7/15/36	100,000	121,266
8.35%, 7/15/46	12,000	15,942
Devon Energy Corp.
7.88%, 9/30/31	25,000	30,772
5.60%, 7/15/41	15,000	15,843
DH Europe Finance II Sarl
3.25%, 11/15/39	25,000	21,918
Digital Realty Trust LP
3.60%, 7/1/29(c)	50,000	47,126
Dignity Health
5.27%, 11/1/64	25,000	25,110
Discover Financial Services
4.10%, 2/9/27	60,000	59,550
Discovery Communications LLC
5.20%, 9/20/47	10,000	9,147
4.00%, 9/15/55	47,000	35,675

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2022

Investments	Principal Amount	Value
Dollar General Corp.
3.50%, 4/3/30	$50,000	$46,883
Dollar Tree, Inc.
4.20%, 5/15/28(c)	50,000	49,942
Dominion Energy South Carolina, Inc.
5.10%, 6/1/65	34,000	35,413
Dominion Energy, Inc.
3.90%, 10/1/25	5,000	5,044
5.95%, 6/15/35, Series B	5,000	5,506
4.90%, 8/1/41, Series C	25,000	24,957
4.60%, 3/15/49, Series A	25,000	24,228
Dover Corp.
3.15%, 11/15/25	23,000	22,820
Dow Chemical Co.
7.38%, 11/1/29	3,000	3,578
4.25%, 10/1/34	17,000	16,837
9.40%, 5/15/39	15,000	22,277
5.25%, 11/15/41	60,000	62,246
4.38%, 11/15/42	5,000	4,752
DTE Electric Co.
1.90%, 4/1/28, Series A	65,000	59,013
3.75%, 8/15/47	50,000	44,671
Duke Energy Carolinas LLC
3.70%, 12/1/47	48,000	42,595
Duke Energy Corp.
3.75%, 4/15/24	100,000	101,043
0.90%, 9/15/25	100,000	92,170
3.15%, 8/15/27	320,000	309,622
Duke Energy Florida LLC
6.40%, 6/15/38	43,500	52,723
Duke Energy Indiana LLC
2.75%, 4/1/50	565,000	422,179
Duke Energy Ohio, Inc.
3.80%, 9/1/23	18,000	18,176
Duke Realty LP
3.05%, 3/1/50	46,000	35,050
DuPont de Nemours, Inc.
5.32%, 11/15/38	425,000	446,471
Eastman Chemical Co.
4.80%, 9/1/42	48,000	46,128
Eaton Vance Corp.
3.50%, 4/6/27	18,000	17,653
eBay, Inc.
4.00%, 7/15/42	15,000	13,213
Ecolab, Inc.
2.70%, 11/1/26	5,000	4,866
3.25%, 12/1/27(c)	25,000	24,742
2.13%, 8/15/50(c)	60,000	40,600
Emerson Electric Co.
1.80%, 10/15/27	35,000	32,049
1.95%, 10/15/30	20,000	17,333
Enbridge Energy Partners LP
5.88%, 10/15/25	5,000	5,307
Energy Transfer LP
4.20%, 9/15/23, Series 5Y	5,000	5,063
5.88%, 1/15/24	40,000	41,226
4.25%, 4/1/24	20,000	20,161
4.50%, 4/15/24	30,000	30,432
3.90%, 5/15/24	48,000	48,063
3.90%, 7/15/26	5,000	4,920
4.20%, 4/15/27	20,000	19,800
5.50%, 6/1/27	50,000	52,001
4.90%, 3/15/35	38,000	36,038
6.63%, 10/15/36	94,000	99,761
Entergy Corp.
2.40%, 6/15/31	100,000	84,803
Entergy Louisiana LLC
3.12%, 9/1/27	15,000	14,539
4.00%, 3/15/33	85,000	84,190
4.20%, 9/1/48	40,000	38,831
Entergy Texas, Inc.
1.75%, 3/15/31	200,000	166,522
3.55%, 9/30/49	25,000	20,954
Enterprise Products Operating LLC
6.88%, 3/1/33, Series D	44,000	52,470
4.45%, 2/15/43	65,000	60,145
4.25%, 2/15/48	669,000	605,987
EPR Properties
4.75%, 12/15/26	100,000	98,136
Equinix, Inc.
2.95%, 9/15/51	30,000	21,550
Equitable Holdings, Inc.
4.35%, 4/20/28	439,000	439,935
ERP Operating LP
3.00%, 7/1/29	50,000	46,941
Essex Portfolio LP
1.65%, 1/15/31	25,000	20,061
2.65%, 9/1/50(c)	30,000	19,968
Estee Lauder Cos., Inc.
2.00%, 12/1/24	25,000	24,561
1.95%, 3/15/31(c)	40,000	34,481
Evergy, Inc.
2.90%, 9/15/29	150,000	135,423
Eversource Energy
4.25%, 4/1/29, Series O	15,000	15,041
Exelon Corp.
5.10%, 6/15/45	33,000	34,164
4.70%, 4/15/50	25,000	24,651
Expedia Group, Inc.
3.80%, 2/15/28	5,000	4,807
Exxon Mobil Corp.
2.02%, 8/16/24	10,000	9,854
3.04%, 3/1/26	23,000	22,943
2.28%, 8/16/26	50,000	48,278
2.44%, 8/16/29(c)	15,000	13,877
2.61%, 10/15/30	60,000	55,840
4.33%, 3/19/50	425,000	427,975
FedEx Corp.
4.20%, 10/17/28(c)	18,000	18,351
3.90%, 2/1/35	19,000	17,673
3.88%, 8/1/42	5,000	4,319
4.75%, 11/15/45	5,000	4,846
4.40%, 1/15/47	63,000	57,555
Fifth Third Bancorp
2.55%, 5/5/27	20,000	18,798
3.95%, 3/14/28	25,000	24,855
8.25%, 3/1/38	20,000	26,788
Fiserv, Inc.
2.75%, 7/1/24	147,000	144,968
3.20%, 7/1/26	55,000	53,475
4.20%, 10/1/28	15,000	14,863
4.40%, 7/1/49	25,000	22,690
Florida Power & Light Co.
3.25%, 6/1/24	71,000	71,666
3.70%, 12/1/47	5,000	4,581
4.13%, 6/1/48	53,000	51,547

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2022

Investments	Principal Amount	Value
FMC Corp.
4.50%, 10/1/49	$150,000	$138,468
Fortune Brands Home & Security, Inc.
4.00%, 9/21/23	25,000	25,309
3.25%, 9/15/29	15,000	13,431
Fox Corp.
5.48%, 1/25/39	25,000	25,691
Franklin Resources, Inc.
2.85%, 3/30/25(c)	25,000	24,757
Freeport-McMoRan, Inc.
4.63%, 8/1/30	25,000	24,228
FS KKR Capital Corp.
4.13%, 2/1/25	50,000	48,691
GATX Corp.
4.00%, 6/30/30	25,000	24,097
3.50%, 6/1/32	250,000	228,170
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35	100,000	98,893
General Dynamics Corp.
3.75%, 5/15/28	23,000	23,079
4.25%, 4/1/40	35,000	34,729
General Electric Co.
6.75%, 3/15/32, Series MTNA	528,000	613,193
5.88%, 1/14/38	24,000	26,316
General Mills, Inc.
3.00%, 2/1/51(c)	28,000	21,430
General Motors Co.
4.20%, 10/1/27(c)	71,000	69,385
5.00%, 10/1/28	103,000	103,480
6.75%, 4/1/46	137,000	146,969
General Motors Financial Co., Inc.
4.00%, 1/15/25	101,000	101,416
4.35%, 4/9/25	640,000	646,170
4.30%, 7/13/25	30,000	30,281
4.35%, 1/17/27	30,000	29,818
2.35%, 1/8/31	100,000	81,364
George Washington University
4.30%, 9/15/44, Series 2014	25,000	24,397
4.13%, 9/15/48, Series 2018	26,000	24,785
Georgia Power Co.
2.10%, 7/30/23, Series A	222,000	220,484
3.25%, 4/1/26	25,000	24,570
4.30%, 3/15/43	339,000	307,002
Georgia-Pacific LLC
8.00%, 1/15/24	525,000	568,144
7.75%, 11/15/29	5,000	6,157
Gilead Sciences, Inc.
3.50%, 2/1/25	5,000	5,028
3.65%, 3/1/26	69,000	69,177
1.20%, 10/1/27	50,000	44,044
5.65%, 12/1/41	38,000	42,340
4.80%, 4/1/44	25,000	25,276
4.50%, 2/1/45	588,000	565,703
Global Payments, Inc.
3.75%, 6/1/23	23,000	23,109
GLP Capital LP / GLP Financing II, Inc.
5.38%, 11/1/23	18,000	18,240
5.25%, 6/1/25	15,000	15,026
5.75%, 6/1/28	23,000	23,415
4.00%, 1/15/30	30,000	27,410
3.25%, 1/15/32	25,000	21,081
Goldman Sachs BDC, Inc.
2.88%, 1/15/26(c)	25,000	23,578
Goldman Sachs Capital I
6.35%, 2/15/34	19,000	21,276
Goldman Sachs Group, Inc.
4.00%, 3/3/24	15,000	15,250
3.00%, 3/15/24	620,000	619,696
3.50%, 1/23/25	25,000	25,058
3.27%, 9/29/25, (3.272% fixed rate until 9/29/24; 3-month U.S. dollar London Interbank Offered Rate + 1.201% thereafter)(d)	25,000	24,793
3.75%, 2/25/26	50,000	50,179
5.95%, 1/15/27	23,000	24,768
3.85%, 1/26/27	15,000	14,938
3.62%, 3/15/28, (3.615% fixed rate until 3/15/27; Secured Overnight Financing Rate + 1.846% thereafter)(d)	480,000	468,173
3.69%, 6/5/28, (3.691% fixed rate until 6/5/27; 3-month U.S. dollar London Interbank Offered Rate + 1.51% thereafter)(d)	23,000	22,513
3.81%, 4/23/29, (3.814% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.158% thereafter)(d)	21,000	20,499
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month U.S. dollar London Interbank Offered Rate + 1.301% thereafter)(d)	100,000	99,394
3.80%, 3/15/30	468,000	450,174
6.13%, 2/15/33	9,000	10,260
6.45%, 5/1/36	22,000	25,138
6.75%, 10/1/37	25,000	29,528
4.02%, 10/31/38, (4.017% fixed rate until 10/31/37; 3-month U.S. dollar London Interbank Offered Rate + 1.373% thereafter)(d)	10,000	9,393
4.41%, 4/23/39, (4.411% fixed rate until 4/23/38; 3-month U.S. dollar London Interbank Offered Rate + 1.43% thereafter)(d)	5,000	4,854
6.25%, 2/1/41	10,000	11,823
5.15%, 5/22/45	53,000	54,600
GSK Consumer Healthcare Capital U.S. LLC
3.02%, 3/24/24(e)	300,000	299,295
3.13%, 3/24/25(e)	300,000	297,210
Hackensack Meridian Health, Inc.
2.68%, 9/1/41, Series 2020	75,000	56,834
Halliburton Co.
6.70%, 9/15/38	18,000	20,857
4.50%, 11/15/41	415,000	384,315

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2022

Investments	Principal Amount	Value
Hasbro, Inc.
3.55%, 11/19/26	$20,000	$19,590
3.50%, 9/15/27	15,000	14,508
HCA, Inc.
4.13%, 6/15/29	50,000	48,652
Healthcare Trust of America Holdings LP
3.75%, 7/1/27	5,000	4,917
2.00%, 3/15/31	25,000	20,244
Healthpeak Properties, Inc.
6.75%, 2/1/41	40,000	47,997
Hershey Co.
2.30%, 8/15/26	93,000	89,625
Hess Corp.
4.30%, 4/1/27	30,000	30,023
7.88%, 10/1/29	250,000	296,922
7.13%, 3/15/33	50,000	57,474
6.00%, 1/15/40	48,000	51,111
Hewlett Packard Enterprise Co.
6.20%, 10/15/35	23,000	25,471
Home Depot, Inc.
2.80%, 9/14/27(c)	23,000	22,450
0.90%, 3/15/28	100,000	86,665
1.38%, 3/15/31	100,000	82,752
1.88%, 9/15/31(c)	50,000	42,842
5.88%, 12/16/36	15,000	18,091
4.20%, 4/1/43	25,000	24,622
4.88%, 2/15/44	11,000	11,695
3.35%, 4/15/50	100,000	85,370
Honeywell International, Inc.
2.50%, 11/1/26	10,000	9,718
2.70%, 8/15/29(c)	510,000	480,063
3.81%, 11/21/47	150,000	141,367
Hormel Foods Corp.
1.80%, 6/11/30	30,000	25,597
HP, Inc.
3.00%, 6/17/27	25,000	23,668
Hubbell, Inc.
3.15%, 8/15/27(c)	48,000	46,277
Hudson Pacific Properties LP
3.95%, 11/1/27	5,000	4,856
Humana, Inc.
4.80%, 3/15/47	23,000	23,135
Huntington Bancshares, Inc.
4.00%, 5/15/25	25,000	25,308
Huntington Ingalls Industries, Inc.
3.84%, 5/1/25	15,000	14,974
2.04%, 8/16/28(e)	25,000	21,777
Hyatt Hotels Corp.
3.38%, 7/15/23	48,000	48,014
Idaho Power Co.
4.20%, 3/1/48, Series K	20,000	18,792
Illinois Tool Works, Inc.
2.65%, 11/15/26	65,000	63,237
Intel Corp.
3.70%, 7/29/25	25,000	25,455
3.75%, 3/25/27	50,000	50,836
3.90%, 3/25/30	25,000	25,253
4.10%, 5/19/46	45,000	43,174
4.10%, 5/11/47	118,000	111,381
3.25%, 11/15/49	120,000	99,230
4.75%, 3/25/50	45,000	47,088
Intercontinental Exchange, Inc.
4.00%, 10/15/23	25,000	25,512
3.75%, 12/1/25	5,000	5,050
3.10%, 9/15/27	5,000	4,835
4.60%, 3/15/33	100,000	102,322
International Business Machines Corp.
3.45%, 2/19/26	100,000	100,185
6.22%, 8/1/27	49,000	54,945
5.88%, 11/29/32	24,000	27,287
4.00%, 6/20/42	350,000	320,876
4.25%, 5/15/49	20,000	18,763
International Flavors & Fragrances, Inc.
5.00%, 9/26/48	5,000	4,949
International Paper Co.
7.30%, 11/15/39	25,000	30,760
4.80%, 6/15/44	4,000	3,936
4.35%, 8/15/48(c)	19,000	17,931
Invesco Finance PLC
4.00%, 1/30/24	18,000	18,251
ITC Holdings Corp.
5.30%, 7/1/43	15,000	15,693
Jabil, Inc.
3.95%, 1/12/28	50,000	49,099
Janus Henderson U.S. Holdings, Inc.
4.88%, 8/1/25	18,000	18,524
Jefferies Group LLC
6.45%, 6/8/27	25,000	27,140
JetBlue Pass Through Trust
4.00%, 5/15/34, Series 1A	145,092	138,598
John Deere Capital Corp.
3.45%, 6/7/23	5,000	5,059
3.45%, 3/13/25	25,000	25,379
2.80%, 9/8/27	37,000	35,901
2.45%, 1/9/30	35,000	32,090
Johns Hopkins Health System Corp.
3.84%, 5/15/46	40,000	37,232
Johnson & Johnson
2.63%, 1/15/25	48,000	48,066
2.95%, 3/3/27	21,000	20,947
4.95%, 5/15/33	25,000	28,131
3.55%, 3/1/36	14,000	13,759
3.40%, 1/15/38	25,000	23,394
4.50%, 9/1/40	19,000	19,796
3.70%, 3/1/46	22,000	20,988
Johnson Controls International PLC
6.00%, 1/15/36	18,000	20,336
JPMorgan Chase & Co.
3.88%, 2/1/24	50,000	50,925
3.80%, 7/23/24, (3.797% fixed rate until 7/23/23; 3-month U.S. dollar London Interbank Offered Rate + 0.89% thereafter)(d)	10,000	10,069
0.56%, 2/16/25, (0.563% fixed rate until 2/16/24; Secured Overnight Financing Rate + 0.42% thereafter)(d)	250,000	238,235

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2022

Investments	Principal Amount	Value
3.22%, 3/1/25, (3.22% fixed rate until 3/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.155% thereafter)(d)	$190,000	$189,135
0.97%, 6/23/25, (0.969% fixed rate until 6/23/24; Secured Overnight Financing Rate + 0.58% thereafter)(d)	100,000	94,853
2.01%, 3/13/26, (2.005% fixed rate until 3/13/25; Secured Overnight Financing Rate + 1.585% thereafter)(d)	375,000	357,086
3.30%, 4/1/26	10,000	9,895
1.05%, 11/19/26, (1.045% fixed rate until 11/19/25; Secured Overnight Financing Rate + 0.80% thereafter)(d)	50,000	45,503
3.96%, 1/29/27, (3.96% fixed rate until 1/29/26; 3-month U.S. dollar London Interbank Offered Rate + 1.245% thereafter)(d)	150,000	149,914
8.00%, 4/29/27	25,000	29,235
4.32%, 4/26/28, (4.323% fixed rate until 4/26/27; Secured Overnight Financing Rate + 1.56% thereafter)(d)	100,000	100,762
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month U.S. dollar London Interbank Offered Rate + 1.38% thereafter)(d)	50,000	48,713
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month U.S. dollar London Interbank Offered Rate + 0.945% thereafter)(d)	23,000	22,179
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.26% thereafter)(d)	45,000	44,846
4.45%, 12/5/29, (4.452% fixed rate until 12/5/28; 3-month U.S. dollar London Interbank Offered Rate + 1.33% thereafter)(d)	43,000	43,325
3.70%, 5/6/30, (3.702% fixed rate until 5/6/29; 3-month U.S. dollar London Interbank Offered Rate + 1.16% thereafter)(d)	15,000	14,456
4.49%, 3/24/31, (4.493% fixed rate until 3/24/30; Secured Overnight Financing Rate + 3.79% thereafter)(d)	15,000	15,209
2.52%, 4/22/31, (2.522% fixed rate until 4/22/30; Secured Overnight Financing Rate + 2.04% thereafter)(d)	15,000	13,264
2.96%, 5/13/31, (2.956% fixed rate until 5/13/30; Secured Overnight Financing Rate + 2.515% thereafter)(d)	81,000	72,510
1.76%, 11/19/31, (1.764% fixed rate until 11/19/30; Secured Overnight Financing Rate + 1.105% thereafter)(d)	155,000	127,762
2.58%, 4/22/32, (2.58% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.25% thereafter)(d)	150,000	130,681
4.59%, 4/26/33, (4.586% fixed rate until 4/26/32; Secured Overnight Financing Rate + 1.80% thereafter)(d)	100,000	102,597
6.40%, 5/15/38	10,000	12,023
2.53%, 11/19/41, (2.525% fixed rate until 11/19/40; Secured Overnight Financing Rate + 1.51% thereafter)(d)	65,000	48,878
5.63%, 8/16/43	318,000	351,466
4.85%, 2/1/44	25,000	25,654
3.96%, 11/15/48, (3.964% fixed rate until 11/15/47; 3-month U.S. dollar London Interbank Offered Rate + 1.38% thereafter)(d)	25,000	22,668
3.90%, 1/23/49, (3.897% fixed rate until 1/23/48; 3-month U.S. dollar London Interbank Offered Rate + 1.22% thereafter)(d)	48,000	43,153
3.11%, 4/22/51, (3.109% fixed rate until 4/22/50; Secured Overnight Financing Rate + 2.44% thereafter)(d)	80,000	62,732
Kaiser Foundation Hospitals
3.15%, 5/1/27	24,000	23,584
4.15%, 5/1/47	9,000	8,668
3.00%, 6/1/51, Series 2021	10,000	7,848
Kansas City Southern
4.95%, 8/15/45	480,000	478,114
Kellogg Co.
3.40%, 11/15/27	100,000	97,689
Keurig Dr. Pepper, Inc.
3.13%, 12/15/23	25,000	25,109
2.55%, 9/15/26	8,000	7,607
4.42%, 12/15/46	48,000	44,670
4.50%, 4/15/52	100,000	92,517
KeyCorp
4.15%, 10/29/25	244,000	247,575
2.55%, 10/1/29	13,000	11,591
4.79%, 6/1/33	100,000	102,232
Keysight Technologies, Inc.
4.60%, 4/6/27	25,000	25,529
Kimberly-Clark Corp.
1.05%, 9/15/27(c)	35,000	31,138
3.90%, 5/4/47	50,000	46,144
Kimco Realty Corp.
3.30%, 2/1/25	18,000	17,865
2.80%, 10/1/26	5,000	4,774
3.70%, 10/1/49(c)	350,000	283,370

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2022

Investments	Principal Amount	Value
Kinder Morgan Energy Partners LP
3.50%, 9/1/23	$5,000	$5,028
4.30%, 5/1/24	10,000	10,156
5.50%, 3/1/44	18,000	17,655
5.40%, 9/1/44	19,000	18,540
Kinder Morgan, Inc.
4.30%, 3/1/28	35,000	35,178
7.75%, 1/15/32(c)	5,000	6,065
5.30%, 12/1/34	600,000	616,374
5.55%, 6/1/45	15,000	15,294
KLA Corp.
4.65%, 11/1/24	15,000	15,502
5.00%, 3/15/49	50,000	53,442
3.30%, 3/1/50	25,000	20,764
Kraft Heinz Foods Co.
4.38%, 6/1/46	150,000	132,964
Kroger Co.
3.70%, 8/1/27	64,000	63,622
5.15%, 8/1/43	18,000	18,482
5.40%, 1/15/49	19,000	20,271
Laboratory Corp. of America Holdings
2.30%, 12/1/24	511,000	497,826
Lam Research Corp.
4.00%, 3/15/29	19,000	19,168
Legg Mason, Inc.
5.63%, 1/15/44	5,000	5,425
Lennar Corp.
4.50%, 4/30/24	25,000	25,422
5.88%, 11/15/24	25,000	26,067
4.75%, 11/29/27	25,000	25,183
Linde, Inc.
3.20%, 1/30/26	25,000	25,072
2.00%, 8/10/50	15,000	9,939
Lockheed Martin Corp.
6.15%, 9/1/36, Series B	39,000	46,605
4.09%, 9/15/52	24,000	23,547
Lowe’s Cos., Inc.
2.50%, 4/15/26	30,000	28,976
2.63%, 4/1/31	10,000	8,844
4.05%, 5/3/47	15,000	13,266
3.50%, 4/1/51	100,000	80,683
Lubrizol Corp.
6.50%, 10/1/34	39,000	47,766
LYB International Finance BV
4.88%, 3/15/44	5,000	4,845
LYB International Finance III LLC
3.80%, 10/1/60	5,000	3,874
LyondellBasell Industries NV
4.63%, 2/26/55	20,000	18,391
Magallanes, Inc.
4.05%, 3/15/29(e)	250,000	239,620
5.39%, 3/15/62(e)	100,000	89,613
Magellan Midstream Partners LP
4.20%, 10/3/47	38,000	33,381
Main Street Capital Corp.
5.20%, 5/1/24	25,000	25,297
Marathon Oil Corp.
6.80%, 3/15/32	5,000	5,651
Marathon Petroleum Corp.
6.50%, 3/1/41	25,000	28,462
5.00%, 9/15/54	50,000	45,958
Marriott International, Inc.
3.50%, 10/15/32, Series GG	520,000	468,286
Marsh & McLennan Cos., Inc.
3.75%, 3/14/26	40,000	40,287
4.20%, 3/1/48	5,000	4,656
4.90%, 3/15/49	20,000	20,779
Martin Marietta Materials, Inc.
4.25%, 7/2/24	35,000	35,506
3.50%, 12/15/27	5,000	4,844
Marvell Technology, Inc.
4.20%, 6/22/23	5,000	5,048
4.88%, 6/22/28	15,000	15,254
Mass General Brigham, Inc.
3.19%, 7/1/49, Series 2020(c)	300,000	243,858
3.34%, 7/1/60, Series 2020	25,000	19,772
Massachusetts Institute of Technology
3.89%, 7/1/2116	19,000	16,343
Mastercard, Inc.
3.80%, 11/21/46	25,000	23,518
3.65%, 6/1/49	20,000	18,451
Mayo Clinic
3.20%, 11/15/61, Series 2021	265,000	208,468
McCormick & Co., Inc.
4.20%, 8/15/47	50,000	46,164
McDonald’s Corp.
3.38%, 5/26/25	5,000	5,017
6.30%, 10/15/37	19,000	22,607
3.70%, 2/15/42	259,000	226,843
4.45%, 3/1/47	15,000	14,526
3.63%, 9/1/49	40,000	34,546
4.20%, 4/1/50	385,000	360,768
Medtronic, Inc.
4.38%, 3/15/35	10,000	10,465
Merck & Co., Inc.
6.50%, 12/1/33	50,000	62,407
2.35%, 6/24/40	5,000	3,981
2.45%, 6/24/50(c)	5,000	3,702
MetLife, Inc.
3.60%, 11/13/25	69,000	69,575
5.70%, 6/15/35	232,000	262,812
4.88%, 11/13/43	50,000	51,928
Micron Technology, Inc.
4.98%, 2/6/26	150,000	155,211
Microsoft Corp.
2.40%, 8/8/26	69,000	67,661
3.30%, 2/6/27	92,000	93,126
4.10%, 2/6/37	48,000	50,375
4.50%, 10/1/40	75,000	80,968
3.70%, 8/8/46	12,000	11,697
4.25%, 2/6/47(c)	18,000	18,848
2.53%, 6/1/50	415,000	322,633
2.92%, 3/17/52	50,000	41,711
4.50%, 2/6/57(c)	18,000	19,767
Mid-America Apartments LP
3.95%, 3/15/29	25,000	24,514
MidAmerican Energy Co.
4.80%, 9/15/43	15,000	15,452
4.25%, 5/1/46	50,000	48,254
3.15%, 4/15/50	9,000	7,369
Molson Coors Beverage Co.
5.00%, 5/1/42	30,000	29,043

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2022

Investments	Principal Amount	Value
Mondelez International, Inc.
2.13%, 3/17/24	$600,000	$591,240
1.50%, 5/4/25	50,000	47,584
2.75%, 4/13/30	100,000	90,393
Moody’s Corp.
3.25%, 1/15/28	18,000	17,406
2.55%, 8/18/60	10,000	6,501
Morgan Stanley
3.88%, 4/29/24, Series F	15,000	15,311
3.70%, 10/23/24	67,000	67,987
2.72%, 7/22/25, (2.72% fixed rate until 7/22/24; Secured Overnight Financing Rate + 1.152% thereafter)(d)	330,000	323,638
4.00%, 7/23/25	9,000	9,117
3.88%, 1/27/26	11,000	11,077
3.13%, 7/27/26	9,000	8,804
4.35%, 9/8/26	765,000	775,029
4.21%, 4/20/28, (4.21% fixed rate until 4/20/27; Secured Overnight Financing Rate + 1.61% thereafter)(d)	200,000	200,460
3.59%, 7/22/28, (3.591% fixed rate until 7/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.34% thereafter)(d)	272,000	264,781
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month U.S. dollar London Interbank Offered Rate + 1.14% thereafter)(d)	264,000	258,026
4.43%, 1/23/30, (4.431% fixed rate until 1/23/29; 3-month U.S. dollar London Interbank Offered Rate + 1.628% thereafter)(d)	45,000	45,415
2.70%, 1/22/31, (2.699% fixed rate until 1/22/30; Secured Overnight Financing Rate + 1.143% thereafter)(d)	15,000	13,470
3.62%, 4/1/31, (3.622% fixed rate until 4/1/30; Secured Overnight Financing Rate + 3.12% thereafter)(d)	15,000	14,280
3.97%, 7/22/38, (3.971% fixed rate until 7/22/37; 3-month U.S. dollar London Interbank Offered Rate + 1.455% thereafter)(d)	21,000	20,077
4.38%, 1/22/47	14,000	13,597
5.60%, 3/24/51, (5.597% fixed rate until 3/24/50; Secured Overnight Financing Rate + 4.84% thereafter)(d)	8,000	9,275
2.80%, 1/25/52, (2.802% fixed rate until 1/25/51; Secured Overnight Financing Rate + 1.43% thereafter)(d)	10,000	7,434
Mosaic Co.
4.88%, 11/15/41	10,000	9,528
5.63%, 11/15/43	25,000	26,762
Motorola Solutions, Inc.
2.30%, 11/15/30	25,000	20,425
Mount Sinai Hospitals Group, Inc.
3.98%, 7/1/48, Series 2017	5,000	4,518
3.74%, 7/1/49, Series 2019	60,000	49,795
MPLX LP
4.13%, 3/1/27	100,000	99,396
4.00%, 3/15/28	18,000	17,644
4.70%, 4/15/48	50,000	44,822
Nasdaq, Inc.
3.95%, 3/7/52	100,000	85,249
National Rural Utilities Cooperative Finance Corp.
3.25%, 11/1/25	10,000	9,963
3.40%, 2/7/28	5,000	4,902
3.90%, 11/1/28	18,000	17,918
4.02%, 11/1/32	18,000	17,647
NBCUniversal Media LLC
5.95%, 4/1/41	5,000	5,873
4.45%, 1/15/43	50,000	49,168
NetApp, Inc.
3.30%, 9/29/24	45,000	45,039
New York & Presbyterian Hospital
2.61%, 8/1/60	25,000	16,817
Newmont Corp.
4.88%, 3/15/42	45,000	45,608
NextEra Energy Capital Holdings, Inc.
3.50%, 4/1/29	20,000	19,115
NIKE, Inc.
2.40%, 3/27/25	1,036,000	1,025,930
2.85%, 3/27/30	17,000	16,065
3.88%, 11/1/45	5,000	4,793
3.38%, 11/1/46	20,000	17,819
NiSource, Inc.
3.49%, 5/15/27	10,000	9,803
5.25%, 2/15/43	20,000	19,829
5.65%, 2/1/45	5,000	5,184
4.38%, 5/15/47	25,000	22,664
3.95%, 3/30/48	18,000	15,275
Norfolk Southern Corp.
3.15%, 6/1/27	23,000	22,402
4.05%, 8/15/52	5,000	4,579
Northrop Grumman Corp.
3.25%, 8/1/23	48,000	48,324
3.20%, 2/1/27	53,000	52,209
Nucor Corp.
2.70%, 6/1/30	25,000	22,392
NVIDIA Corp.
2.85%, 4/1/30	10,000	9,409
3.70%, 4/1/60	20,000	17,718
NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery
2.67%, 10/1/50, Series 2020(c)	160,000	113,893
NYU Langone Hospitals
4.78%, 7/1/44	235,000	239,369
3.38%, 7/1/55, Series 2020	25,000	19,389
O’Reilly Automotive, Inc.
3.55%, 3/15/26	25,000	24,872
3.90%, 6/1/29	13,000	12,652

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2022

Investments	Principal Amount	Value
Office Properties Income Trust
4.25%, 5/15/24	$25,000	$24,893
4.50%, 2/1/25	25,000	24,625
Ohio Power Co.
1.63%, 1/15/31, Series Q	150,000	123,210
Omega Healthcare Investors, Inc.
4.50%, 4/1/27	18,000	17,576
4.75%, 1/15/28	23,000	22,329
3.63%, 10/1/29	49,000	43,125
Oncor Electric Delivery Co. LLC
0.55%, 10/1/25	25,000	22,857
5.75%, 3/15/29	34,000	37,579
ONEOK, Inc.
2.75%, 9/1/24	18,000	17,666
4.00%, 7/13/27	18,000	17,748
4.55%, 7/15/28	78,000	78,204
Oracle Corp.
3.63%, 7/15/23	23,000	23,250
2.40%, 9/15/23	50,000	49,646
2.50%, 4/1/25	50,000	48,209
2.65%, 7/15/26	311,000	293,373
3.25%, 11/15/27	17,000	15,942
2.30%, 3/25/28	225,000	199,019
2.95%, 4/1/30	96,000	84,058
5.38%, 7/15/40	10,000	9,621
4.50%, 7/8/44	40,000	34,098
4.00%, 11/15/47	578,000	453,684
4.38%, 5/15/55	75,000	60,531
Orlando Health Obligated Group
3.33%, 10/1/50	278,000	225,313
Otis Worldwide Corp.
2.06%, 4/5/25	150,000	144,055
Owens Corning
4.30%, 7/15/47	23,000	20,091
Owl Rock Capital Corp.
4.00%, 3/30/25	40,000	38,883
Owl Rock Core Income Corp.
5.50%, 3/21/25(e)	400,000	392,368
PACCAR Financial Corp.
1.10%, 5/11/26	50,000	45,879
2.00%, 2/4/27	25,000	23,478
Pacific Gas & Electric Co.
3.45%, 7/1/25	145,000	140,351
2.95%, 3/1/26	20,000	18,664
2.10%, 8/1/27	20,000	17,468
2.50%, 2/1/31	625,000	501,512
4.50%, 7/1/40	25,000	20,530
3.50%, 8/1/50	80,000	57,066
PacifiCorp
4.10%, 2/1/42	50,000	46,397
Packaging Corp. of America
3.40%, 12/15/27(c)	25,000	24,486
Paramount Global
3.38%, 2/15/28	5,000	4,742
6.88%, 4/30/36	5,000	5,649
4.90%, 8/15/44	5,000	4,435
4.60%, 1/15/45	50,000	42,475
4.95%, 5/19/50	20,000	18,215
Parker-Hannifin Corp.
3.30%, 11/21/24	18,000	18,009
3.25%, 6/14/29	13,000	12,191
6.25%, 5/15/38	15,000	17,020
PayPal Holdings, Inc.
1.65%, 6/1/25	100,000	95,634
PeaceHealth Obligated Group
4.79%, 11/15/48, Series 2018	200,000	202,872
PECO Energy Co.
3.90%, 3/1/48	20,000	18,627
2.80%, 6/15/50	400,000	305,656
PepsiCo, Inc.
3.60%, 3/1/24	40,000	40,631
2.63%, 3/19/27	25,000	24,441
3.00%, 10/15/27(c)	53,000	52,829
2.75%, 3/19/30	30,000	28,302
3.38%, 7/29/49	20,000	17,693
Pfizer, Inc.
2.95%, 3/15/24	18,000	18,117
3.00%, 12/15/26(c)	10,000	9,938
1.75%, 8/18/31(c)	58,000	49,741
4.10%, 9/15/38	50,000	49,924
7.20%, 3/15/39	89,000	120,871
4.30%, 6/15/43	5,000	5,074
4.00%, 3/15/49	82,000	80,344
Philip Morris International, Inc.
3.25%, 11/10/24	21,000	21,108
3.13%, 3/2/28	100,000	95,253
2.10%, 5/1/30	275,000	232,270
1.75%, 11/1/30	100,000	81,128
4.88%, 11/15/43	32,000	30,378
Phillips 66
3.90%, 3/15/28(c)	11,000	10,932
5.88%, 5/1/42	40,000	45,195
Piedmont Natural Gas Co., Inc.
2.50%, 3/15/31	25,000	21,680
Plains All American Pipeline LP / PAA Finance Corp.
4.50%, 12/15/26	15,000	15,150
6.65%, 1/15/37	48,000	50,663
PNC Financial Services Group, Inc.
3.90%, 4/29/24	78,000	79,129
1.15%, 8/13/26	150,000	136,777
3.45%, 4/23/29	50,000	48,301
2.55%, 1/22/30	85,000	76,342
PPG Industries, Inc.
1.20%, 3/15/26	25,000	22,829
Procter & Gamble Co.
2.80%, 3/25/27	105,000	103,064
3.00%, 3/25/30	50,000	48,159
Progressive Corp.
3.95%, 3/26/50	25,000	22,998
Prologis LP
2.25%, 4/15/30	25,000	22,073
1.25%, 10/15/30	60,000	48,937
4.38%, 9/15/48	5,000	4,935
Prudential Financial, Inc.
5.70%, 12/14/36	5,000	5,685
6.63%, 12/1/37	44,000	53,174
4.60%, 5/15/44	5,000	4,919
5.38%, 5/15/45, (5.375% fixed rate until 5/15/25; 3-month U.S. dollar London Interbank Offered Rate + 3.031% thereafter)(d)	5,000	4,911

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2022

Investments	Principal Amount	Value
5.70%, 9/15/48, (5.70% fixed rate until 9/15/28; 3-month U.S. dollar London Interbank Offered Rate + 2.665% thereafter)(d)	$5,000	$4,971
3.94%, 12/7/49	20,000	18,196
4.35%, 2/25/50(c)	20,000	19,442
Public Service Co. of Colorado
3.60%, 9/15/42	215,000	195,340
4.30%, 3/15/44	29,000	27,618
Public Service Electric & Gas Co.
3.00%, 5/15/27	19,000	18,569
3.95%, 5/1/42	30,000	27,588
3.60%, 12/1/47	325,000	286,728
Public Service Enterprise Group, Inc.
2.88%, 6/15/24	25,000	24,788
Public Storage
0.88%, 2/15/26	150,000	136,249
PVH Corp.
4.63%, 7/10/25	25,000	25,185
QUALCOMM, Inc.
2.90%, 5/20/24	22,000	22,059
1.65%, 5/20/32	30,000	24,810
3.25%, 5/20/50	40,000	34,129
4.50%, 5/20/52	100,000	101,247
Raymond James Financial, Inc.
4.65%, 4/1/30	25,000	25,410
Raytheon Technologies Corp.
3.95%, 8/16/25	25,000	25,462
3.50%, 3/15/27	50,000	49,799
4.50%, 6/1/42	100,000	100,428
4.80%, 12/15/43	10,000	10,159
3.75%, 11/1/46	48,000	42,680
4.35%, 4/15/47	30,000	29,022
4.05%, 5/4/47	185,000	172,966
Realty Income Corp.
4.60%, 2/6/24	133,000	136,131
3.00%, 1/15/27	5,000	4,836
3.95%, 8/15/27	5,000	5,010
Regeneron Pharmaceuticals, Inc.
2.80%, 9/15/50	80,000	57,564
Reliance Steel & Aluminum Co.
1.30%, 8/15/25	25,000	23,220
Rockwell Automation, Inc.
4.20%, 3/1/49	35,000	33,331
Roper Technologies, Inc.
2.35%, 9/15/24	15,000	14,732
3.80%, 12/15/26	30,000	29,972
1.40%, 9/15/27	25,000	22,007
RWJ Barnabas Health, Inc.
3.95%, 7/1/46	24,000	22,295
Ryder System, Inc.
3.75%, 6/9/23	23,000	23,117
S&P Global, Inc.
2.45%, 3/1/27(e)	450,000	427,806
4.75%, 8/1/28(e)	350,000	365,120
2.90%, 3/1/32(e)	475,000	434,340
Sabine Pass Liquefaction LLC
5.88%, 6/30/26	25,000	26,433
5.00%, 3/15/27	25,000	25,784
4.20%, 3/15/28	25,000	24,761
Sabra Health Care LP
5.13%, 8/15/26	18,000	18,044
Salesforce, Inc.
3.70%, 4/11/28	25,000	25,339
San Diego Gas & Electric Co.
1.70%, 10/1/30, Series VVV	125,000	105,239
Santander Holdings USA, Inc.
4.40%, 7/13/27	88,000	87,397
Sempra Energy
3.25%, 6/15/27	46,000	44,637
Sherwin-Williams Co.
2.95%, 8/15/29	10,000	9,244
4.00%, 12/15/42	55,000	47,923
4.50%, 6/1/47	5,000	4,811
3.80%, 8/15/49	20,000	17,208
Shire Acquisitions Investments Ireland DAC
2.88%, 9/23/23	6,000	5,984
3.20%, 9/23/26	110,000	107,604
Simon Property Group LP
3.75%, 2/1/24	5,000	5,055
3.38%, 10/1/24	350,000	352,152
3.30%, 1/15/26	5,000	4,947
3.25%, 11/30/26	23,000	22,545
3.38%, 6/15/27	100,000	97,689
2.45%, 9/13/29	25,000	22,031
SITE Centers Corp.
4.70%, 6/1/27	68,000	68,896
Southern California Edison Co.
0.98%, 8/1/24, Series K	25,000	23,852
2.25%, 6/1/30	200,000	171,318
4.65%, 10/1/43	499,000	468,681
4.88%, 3/1/49, Series B	8,000	7,622
3.65%, 2/1/50	20,000	16,060
Southern California Gas Co.
4.13%, 6/1/48, Series UU	5,000	4,601
Southern Co.
2.95%, 7/1/23	10,000	10,022
0.60%, 2/26/24, Series 21-A	150,000	143,664
3.25%, 7/1/26	67,000	65,513
Southern Co. Gas Capital Corp.
4.40%, 6/1/43	21,000	19,218
Southern Power Co.
0.90%, 1/15/26	50,000	45,244
5.15%, 9/15/41	19,000	18,885
Southwest Airlines Co.
4.75%, 5/4/23	45,000	45,724
5.13%, 6/15/27	50,000	52,134
Southwest Gas Corp.
3.80%, 9/29/46	50,000	41,460
Spectra Energy Partners LP
4.75%, 3/15/24	18,000	18,395
3.50%, 3/15/25	5,000	4,971
Stanford Health Care
3.80%, 11/15/48, Series 2018	18,000	16,306
Stanley Black & Decker, Inc.
2.75%, 11/15/50	10,000	7,251
Starbucks Corp.
2.45%, 6/15/26	5,000	4,808
2.00%, 3/12/27	70,000	64,795

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2022

Investments	Principal Amount	Value
4.00%, 11/15/28	$5,000	$5,029
4.30%, 6/15/45	25,000	22,835
3.75%, 12/1/47	25,000	21,172
3.50%, 11/15/50	75,000	61,126
State Street Corp.
2.35%, 11/1/25, (2.354% fixed rate until 11/1/24; Secured Overnight Financing Rate + 0.94% thereafter)(d)	50,000	48,970
4.14%, 12/3/29, (4.141% fixed rate until 12/3/28; 3-month U.S. dollar London Interbank Offered Rate + 1.03% thereafter)(c)(d)	50,000	50,320
2.40%, 1/24/30(c)	62,000	55,606
4.42%, 5/13/33	200,000	204,378
Steel Dynamics, Inc.
3.45%, 4/15/30	90,000	83,857
Stryker Corp.
3.38%, 5/15/24	5,000	5,037
Sutter Health
3.16%, 8/15/40, Series 20A	95,000	77,289
SVB Financial Group
1.80%, 2/2/31	200,000	160,274
Synchrony Financial
3.70%, 8/4/26	5,000	4,829
5.15%, 3/19/29	250,000	248,120
Sysco Corp.
3.30%, 7/15/26	73,000	72,039
6.60%, 4/1/50	25,000	30,563
T-Mobile USA, Inc.
3.50%, 4/15/25	90,000	89,437
3.75%, 4/15/27	20,000	19,730
4.50%, 4/15/50	170,000	158,787
3.30%, 2/15/51	50,000	38,796
3.60%, 11/15/60(e)	50,000	37,849
Tampa Electric Co.
4.30%, 6/15/48	18,000	16,994
Tapestry, Inc.
4.13%, 7/15/27	14,000	13,714
Target Corp.
2.50%, 4/15/26(c)	460,000	451,196
4.00%, 7/1/42(c)	60,000	58,308
TC PipeLines LP
4.38%, 3/13/25	44,000	44,652
Teledyne FLIR LLC
2.50%, 8/1/30	25,000	21,440
Texas Instruments, Inc.
2.90%, 11/3/27	27,000	26,439
4.15%, 5/15/48	164,000	165,073
Time Warner Cable LLC
6.55%, 5/1/37	200,000	211,746
6.75%, 6/15/39	80,500	85,877
5.50%, 9/1/41	7,000	6,506
4.50%, 9/15/42	157,000	130,759
TJX Cos., Inc.
3.88%, 4/15/30	25,000	24,817
Toledo Hospital
6.02%, 11/15/48(c)	32,000	30,945
Toll Brothers Finance Corp.
4.88%, 3/15/27	25,000	25,096
Toyota Motor Credit Corp.
1.35%, 8/25/23	40,000	39,503
0.45%, 1/11/24	32,000	30,910
2.90%, 4/17/24	5,000	5,006
3.05%, 1/11/28	15,000	14,552
2.15%, 2/13/30	50,000	44,428
1.65%, 1/10/31	30,000	25,065
Trane Technologies Global Holding Co. Ltd.
3.75%, 8/21/28	45,000	43,727
Trane Technologies Luxembourg Finance SA
3.55%, 11/1/24	50,000	50,178
Transcontinental Gas Pipe Line Co. LLC
4.45%, 8/1/42	15,000	13,987
Travelers Cos., Inc.
6.25%, 6/15/37	30,000	36,692
3.75%, 5/15/46	25,000	22,223
4.00%, 5/30/47	48,000	44,481
2.55%, 4/27/50	20,000	14,417
Trimble, Inc.
4.15%, 6/15/23	5,000	5,041
Trinity Health Corp.
2.63%, 12/1/40, Series 2021	40,000	30,832
Truist Bank
4.05%, 11/3/25	25,000	25,574
Truist Financial Corp.
2.85%, 10/26/24	276,000	274,187
1.13%, 8/3/27(c)	15,000	13,191
3.88%, 3/19/29	65,000	63,700
Tucson Electric Power Co.
1.50%, 8/1/30	100,000	81,607
TWDC Enterprises 18 Corp.
3.00%, 2/13/26	15,000	14,856
2.95%, 6/15/27(c)	23,000	22,477
3.70%, 12/1/42	5,000	4,510
3.00%, 7/30/46	48,000	38,631
Tyson Foods, Inc.
4.88%, 8/15/34	50,000	51,931
U.S. Bancorp
3.70%, 1/30/24	50,000	50,827
3.60%, 9/11/24	25,000	25,266
1.45%, 5/12/25	25,000	23,819
2.38%, 7/22/26, Series V(c)	350,000	336,738
3.90%, 4/26/28	103,000	103,894
1.38%, 7/22/30(c)	11,000	9,031
UDR, Inc.
2.10%, 8/1/32	25,000	20,175
Union Electric Co.
2.95%, 6/15/27	18,000	17,484
Union Pacific Corp.
3.50%, 6/8/23	352,000	355,284
3.75%, 7/15/25	5,000	5,069
3.25%, 8/15/25	5,000	5,007
2.75%, 3/1/26	5,000	4,874
4.00%, 4/15/47	19,000	17,823
3.84%, 3/20/60	383,000	339,277
3.75%, 2/5/70	25,000	20,935
3.80%, 4/6/71	5,000	4,234
United Airlines Pass-Through Trust
4.30%, 2/15/27, Series 2013-1, Class A	15,701	15,316

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2022

Investments	Principal Amount	Value
United Parcel Service, Inc.
2.40%, 11/15/26	$5,000	$4,815
3.05%, 11/15/27(c)	53,000	52,429
6.20%, 1/15/38	15,000	17,999
3.40%, 11/15/46	5,000	4,342
UnitedHealth Group, Inc.
3.70%, 12/15/25	90,000	91,499
3.10%, 3/15/26	34,000	33,819
3.88%, 12/15/28	18,000	18,370
4.20%, 5/15/32	100,000	102,490
5.80%, 3/15/36	25,000	29,143
5.95%, 2/15/41	274,000	319,155
3.95%, 10/15/42	5,000	4,669
4.75%, 7/15/45	100,000	105,301
3.75%, 10/15/47	15,000	13,710
University of Southern California
3.03%, 10/1/39	24,000	20,881
3.84%, 10/1/47, Series 2017	420,000	396,589
Unum Group
4.50%, 12/15/49	50,000	40,850
Utah Acquisition Sub, Inc.
3.95%, 6/15/26	40,000	39,143
Ventas Realty LP
4.75%, 11/15/30	14,000	14,198
4.38%, 2/1/45	24,000	21,769
VeriSign, Inc.
4.75%, 7/15/27	50,000	50,261
Verisk Analytics, Inc.
4.13%, 3/15/29(c)	347,000	342,770
Verizon Communications, Inc.
0.75%, 3/22/24(c)	20,000	19,356
3.38%, 2/15/25	10,000	10,103
0.85%, 11/20/25	10,000	9,234
4.33%, 9/21/28	25,000	25,442
4.02%, 12/3/29	20,000	19,865
1.68%, 10/30/30	76,000	63,211
2.65%, 11/20/40	70,000	54,184
3.40%, 3/22/41	300,000	259,038
2.88%, 11/20/50	85,000	63,588
3.00%, 11/20/60	15,000	10,932
3.70%, 3/22/61	107,000	89,619
Viatris, Inc.
2.70%, 6/22/30	10,000	8,412
3.85%, 6/22/40	30,000	23,380
4.00%, 6/22/50	60,000	44,483
Virginia Electric & Power Co.
8.88%, 11/15/38	15,000	21,926
Visa, Inc.
1.90%, 4/15/27	34,000	32,090
2.75%, 9/15/27	138,000	135,157
3.65%, 9/15/47	65,000	59,968
VMware, Inc.
4.50%, 5/15/25	25,000	25,452
Vulcan Materials Co.
4.50%, 4/1/25	18,000	18,478
Wachovia Corp.
5.50%, 8/1/35	5,000	5,310
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	278,000	281,811
Walmart, Inc.
3.55%, 6/26/25(c)	69,000	70,329
3.70%, 6/26/28	15,000	15,331
2.38%, 9/24/29	25,000	23,247
5.25%, 9/1/35	50,000	57,546
4.05%, 6/29/48	65,000	65,952
Walt Disney Co.
3.35%, 3/24/25	50,000	50,401
2.20%, 1/13/28	75,000	70,142
2.65%, 1/13/31	10,000	9,067
6.40%, 12/15/35	4,000	4,867
6.65%, 11/15/37	20,000	25,107
3.50%, 5/13/40	60,000	53,545
4.95%, 10/15/45	5,000	5,266
3.80%, 5/13/60(c)	15,000	13,306
Washington University
3.52%, 4/15/54, Series 2022	100,000	88,799
Wells Fargo & Co.
4.13%, 8/15/23	69,000	70,169
1.65%, 6/2/24, (1.654% fixed rate until 6/2/23; Secured Overnight Financing Rate + 1.60% thereafter)(d)	25,000	24,680
3.00%, 4/22/26	450,000	437,242
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.31% thereafter)(d)	314,000	306,197
2.39%, 6/2/28, (2.393% fixed rate until 6/2/27; Secured Overnight Financing Rate + 2.10% thereafter)(d)	165,000	152,414
4.15%, 1/24/29	10,000	9,956
4.48%, 4/4/31, (4.478% fixed rate until 4/4/30; Secured Overnight Financing Rate + 4.032% thereafter)(d)	50,000	50,694
3.07%, 4/30/41, (3.068% fixed rate until 4/30/40; Secured Overnight Financing Rate + 2.53% thereafter)(d)	15,000	12,427
5.38%, 11/2/43	47,000	49,607
3.90%, 5/1/45	25,000	22,954
4.75%, 12/7/46	96,000	93,832
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; Secured Overnight Financing Rate + 4.502% thereafter)(d)	280,000	293,936
Welltower, Inc.
4.00%, 6/1/25	83,000	83,608
4.25%, 4/1/26	23,000	23,186
4.25%, 4/15/28	15,000	15,013
2.75%, 1/15/31	25,000	21,875
Western Digital Corp.
4.75%, 2/15/26	25,000	25,023
Western Union Co.
4.25%, 6/9/23	55,000	55,687
2.75%, 3/15/31	300,000	254,082
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	50,000	47,613
Westlake Corp.
5.00%, 8/15/46	10,000	9,936
WestRock MWV LLC
7.95%, 2/15/31	14,000	17,239

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2022

Investments	Principal Amount	Value
Whirlpool Corp.
4.50%, 6/1/46	$30,000	$27,060
Williams Cos., Inc.
3.75%, 6/15/27	10,000	9,834
7.50%, 1/15/31, Series A	50,000	59,217
6.30%, 4/15/40	10,000	11,119
5.75%, 6/24/44	50,000	52,342
Willis-Knighton Medical Center
4.81%, 9/1/48, Series 2018	20,000	19,807
Wisconsin Public Service Corp.
3.67%, 12/1/42	38,000	33,288
WRKCo, Inc.
3.75%, 3/15/25	45,000	45,183
4.65%, 3/15/26	125,000	128,572
3.90%, 6/1/28	50,000	49,498
WW Grainger, Inc.
3.75%, 5/15/46	85,000	75,364
Wyeth LLC
5.95%, 4/1/37	10,000	12,060
Xilinx, Inc.
2.95%, 6/1/24	73,000	73,059
Xylem, Inc.
3.25%, 11/1/26	5,000	4,920
Zoetis, Inc.
4.70%, 2/1/43	25,000	25,521

TOTAL U.S. CORPORATE BONDS (Cost: $88,445,440)		81,083,362

FOREIGN CORPORATE BONDS - 3.1%

Australia - 0.0%
BHP Billiton Finance USA Ltd.
5.00%, 9/30/43	23,000	24,755
Westpac Banking Corp.
3.35%, 3/8/27	23,000	22,655
4.32%, 11/23/31, (4.322% fixed rate until 11/23/26; 5-year U.S. dollar ICE Swap Rate + 2.236% thereafter)(d)	10,000	9,813
2.67%, 11/15/35, (2.668% fixed rate until 11/15/30; 5-year Constant Maturity Treasury Rate + 1.75% thereafter)(d)	30,000	24,673
4.42%, 7/24/39	25,000	23,323

Total Australia		105,219

Belgium - 0.3%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
3.65%, 2/1/26	179,000	179,634
4.70%, 2/1/36	25,000	25,294
Anheuser-Busch InBev Finance, Inc.
4.00%, 1/17/43	253,000	223,930
Anheuser-Busch InBev Worldwide, Inc.
4.90%, 1/23/31	365,000	385,881
4.60%, 4/15/48	244,000	233,640
4.44%, 10/6/48	19,000	17,783

Total Belgium		1,066,162

Bermuda - 0.0%
Aspen Insurance Holdings Ltd.
4.65%, 11/15/23	18,000	18,268

Brazil - 0.0%
Vale Overseas Ltd.
6.25%, 8/10/26	48,000	51,670
6.88%, 11/21/36	10,000	11,235

Total Brazil		62,905

Canada - 0.7%
Bank of Montreal
3.30%, 2/5/24, Series E	40,000	40,207
2.15%, 3/8/24	300,000	296,271
3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(d)	49,000	46,851
Brookfield Asset Management, Inc.
4.00%, 1/15/25	50,000	50,452
Brookfield Finance, Inc.
3.90%, 1/25/28	18,000	17,715
4.85%, 3/29/29	25,000	25,614
4.70%, 9/20/47	50,000	46,848
Canadian Imperial Bank of Commerce
0.95%, 6/23/23	40,000	39,284
3.10%, 4/2/24	25,000	25,025
Canadian National Railway Co.
2.95%, 11/21/24	25,000	24,906
2.75%, 3/1/26	100,000	97,691
Canadian Natural Resources Ltd.
3.80%, 4/15/24	50,000	50,327
3.85%, 6/1/27	25,000	24,680
Enbridge, Inc.
4.25%, 12/1/26	25,000	25,292
Kinross Gold Corp.
4.50%, 7/15/27	55,000	55,649
Magna International, Inc.
3.63%, 6/15/24	5,000	5,017
Nutrien Ltd.
2.95%, 5/13/30	90,000	82,843
5.63%, 12/1/40	5,000	5,505
5.25%, 1/15/45	18,000	18,911
3.95%, 5/13/50	50,000	45,465
Rogers Communications, Inc.
3.20%, 3/15/27(e)	400,000	389,128
4.50%, 3/15/43	25,000	22,973
5.00%, 3/15/44	25,000	24,690
Royal Bank of Canada
3.70%, 10/5/23	25,000	25,372
2.25%, 11/1/24	25,000	24,463
3.88%, 5/4/32(c)	100,000	97,241
Teck Resources Ltd.
6.13%, 10/1/35	25,000	27,528
TELUS Corp.
2.80%, 2/16/27	50,000	48,460
4.60%, 11/16/48	5,000	5,004
Toronto-Dominion Bank
0.75%, 6/12/23	10,000	9,823
0.45%, 9/11/23	413,000	401,766
3.25%, 3/11/24	25,000	25,114

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2022

Investments	Principal Amount	Value
2.65%, 6/12/24	$25,000	$24,795
0.70%, 9/10/24	25,000	23,706
0.75%, 9/11/25	25,000	22,923
3.20%, 3/10/32	200,000	183,882
TransCanada PipeLines Ltd.
4.25%, 5/15/28	114,000	114,882
4.63%, 3/1/34	28,000	28,278
5.85%, 3/15/36	29,000	32,122

Total Canada		2,556,703

Chile - 0.0%
Enel Chile SA
4.88%, 6/12/28(c)	25,000	24,954

France - 0.0%
Sanofi
3.63%, 6/19/28(c)	5,000	5,065
TotalEnergies Capital International SA
3.46%, 2/19/29	25,000	24,438
3.46%, 7/12/49	20,000	17,351

Total France		46,854

Germany - 0.0%
Deutsche Bank AG
3.70%, 5/30/24	25,000	25,084
Deutsche Telekom International Finance BV
8.75%, 6/15/30	15,000	19,116
9.25%, 6/1/32(c)	50,000	68,818
Kreditanstalt fuer Wiederaufbau
5.48%, 4/18/36(a)	50,000	32,460
5.78%, 6/29/37(a)	50,000	30,644

Total Germany		176,122

Ireland - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.88%, 1/16/24	200,000	201,610

Japan - 0.3%
Mitsubishi UFJ Financial Group, Inc.
3.76%, 7/26/23	79,000	79,888
3.41%, 3/7/24	25,000	25,115
3.78%, 3/2/25(c)	5,000	5,023
3.96%, 3/2/28	45,000	44,373
3.74%, 3/7/29	40,000	38,558
4.32%, 4/19/33, (4.315% fixed rate until 4/19/32; 1-year Constant Maturity Treasury Rate + 1.55% thereafter)(c)(d)	200,000	197,262
4.15%, 3/7/39	25,000	23,831
Mizuho Financial Group, Inc.
2.17%, 5/22/32, (2.172% fixed rate until 5/22/31; 1-year Constant Maturity Treasury Rate + 0.87% thereafter)(d)	160,000	130,867
Sumitomo Mitsui Financial Group, Inc.
3.45%, 1/11/27	25,000	24,363
3.35%, 10/18/27	23,000	22,251
3.20%, 9/17/29	50,000	45,579
2.14%, 9/23/30	555,000	457,842
Takeda Pharmaceutical Co. Ltd.
3.03%, 7/9/40	25,000	20,131
Toyota Motor Corp.
3.67%, 7/20/28	25,000	25,089

Total Japan		1,140,172

Netherlands - 0.3%
Cooperatieve Rabobank UA
5.25%, 5/24/41	159,000	181,988
Shell International Finance BV
3.25%, 5/11/25(c)	500,000	503,535
2.38%, 11/7/29	200,000	181,936
5.50%, 3/25/40	27,000	30,520
3.13%, 11/7/49	50,000	40,768

Total Netherlands		938,747

Norway - 0.4%
Equinor ASA
2.65%, 1/15/24	5,000	5,012
3.70%, 3/1/24	962,000	976,113
1.75%, 1/22/26	25,000	23,635
3.00%, 4/6/27	25,000	24,530
3.63%, 9/10/28	374,000	373,020
5.10%, 8/17/40	19,000	20,624
4.80%, 11/8/43	25,000	26,255

Total Norway		1,449,189

Peru - 0.0%
Southern Copper Corp.
7.50%, 7/27/35	100,000	122,630
6.75%, 4/16/40	5,000	5,954

Total Peru		128,584

Spain - 0.2%
Banco Bilbao Vizcaya Argentaria SA
0.88%, 9/18/23	200,000	194,490
Telefonica Emisiones SA
7.05%, 6/20/36	9,000	10,598
Telefonica Europe BV
8.25%, 9/15/30	497,000	619,043

Total Spain		824,131

Switzerland - 0.1%
Credit Suisse Group AG
4.55%, 4/17/26	192,000	192,321
Novartis Capital Corp.
3.10%, 5/17/27	60,000	59,755
3.70%, 9/21/42	15,000	14,045

Total Switzerland		266,121

United Kingdom - 0.7%
AstraZeneca PLC
3.38%, 11/16/25	15,000	15,085

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2022

Investments	Principal Amount	Value
4.00%, 1/17/29	$25,000	$25,428
4.38%, 11/16/45	50,000	50,592
BAT Capital Corp.
3.22%, 8/15/24	150,000	148,989
3.22%, 9/6/26	25,000	23,886
4.39%, 8/15/37	50,000	43,088
4.76%, 9/6/49	29,000	23,360
3.98%, 9/25/50	150,000	107,946
BP Capital Markets PLC
3.54%, 11/4/24(c)	195,000	197,346
3.28%, 9/19/27	24,000	23,562
3.72%, 11/28/28	45,000	44,604
British Telecommunications PLC
9.63%, 12/15/30	474,000	618,148
CNH Industrial NV
4.50%, 8/15/23	20,000	20,285
Diageo Capital PLC
2.13%, 4/29/32(c)	30,000	25,966
GlaxoSmithKline Capital, Inc.
5.38%, 4/15/34(c)	20,000	22,839
6.38%, 5/15/38	50,000	62,044
HSBC Holdings PLC
3.90%, 5/25/26	25,000	24,853
4.95%, 3/31/30	175,000	177,975
7.63%, 5/17/32	64,000	75,927
6.80%, 6/1/38	100,000	114,028
Lloyds Banking Group PLC
3.90%, 3/12/24	200,000	201,490
1.63%, 5/11/27, (1.627% fixed rate until 5/11/26; 1-year Constant Maturity Treasury Rate + 0.85% thereafter)(d)	200,000	181,196
3.57%, 11/7/28, (3.574% fixed rate until 11/7/27; 3-month U.S. dollar London Interbank Offered Rate + 1.205% thereafter)(d)	50,000	48,031
Reynolds American, Inc.
7.25%, 6/15/37	23,000	25,433
5.85%, 8/15/45	10,000	9,348
Santander UK Group Holdings PLC
1.09%, 3/15/25, (1.089% fixed rate until 3/15/24; Secured Overnight Financing Rate + 0.787% thereafter)(d)	250,000	236,660
Unilever Capital Corp.
5.90%, 11/15/32	5,000	5,846
Vodafone Group PLC
4.13%, 5/30/25	50,000	50,906
4.38%, 2/19/43	34,000	31,110
5.25%, 5/30/48	30,000	30,013

Total United Kingdom		2,665,984

TOTAL FOREIGN CORPORATE BONDS (Cost: $12,473,951)		11,671,725

FOREIGN GOVERNMENT AGENCIES - 0.7%

Canada - 0.1%
Province of Alberta Canada
3.30%, 3/15/28	95,000	95,550
1.30%, 7/22/30	75,000	64,468
Province of British Columbia Canada
2.25%, 6/2/26	25,000	24,335
Province of New Brunswick Canada
3.63%, 2/24/28	20,000	20,498
Province of Ontario Canada
3.20%, 5/16/24	110,000	111,040
Province of Quebec Canada
2.88%, 10/16/24, Series QO	55,000	55,117
1.50%, 2/11/25, Series QX	20,000	19,323
2.50%, 4/20/26	50,000	49,132
7.50%, 9/15/29, Series PD	31,000	39,283

Total Canada		478,746

Germany - 0.6%
Kreditanstalt fuer Wiederaufbau
2.63%, 2/28/24	675,000	676,012
2.50%, 11/20/24	38,000	37,812
0.63%, 1/22/26	650,000	600,464
2.88%, 4/3/28	40,000	39,884
Landwirtschaftliche Rentenbank
1.75%, 7/27/26(c)	490,000	467,984
2.50%, 11/15/27, Series 37	125,000	122,065
0.88%, 9/3/30	230,000	194,716

Total Germany		2,138,937

Sweden - 0.0%
Svensk Exportkredit AB
3.26%, 5/11/37(a)	50,000	28,190

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $2,753,053)		2,645,873

FOREIGN GOVERNMENT OBLIGATIONS - 1.0%

Chile - 0.0%
Chile Government International Bond
3.50%, 1/25/50	150,000	122,807

Hungary - 0.0%
Hungary Government International Bond
5.38%, 3/25/24	18,000	18,504

Indonesia - 0.0%
Indonesia Government International Bond
3.50%, 2/14/50	165,000	138,425

Italy - 0.2%
Republic of Italy Government International Bond
5.38%, 6/15/33	536,000	574,142

Mexico - 0.2%
Mexico Government International Bond
6.75%, 9/27/34, Series MTNA	25,000	28,823
4.28%, 8/14/41	150,000	128,745

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2022

Investments	Principal Amount	Value
5.75%, 10/12/2110	$568,000	$523,548

Total Mexico		681,116

Panama - 0.2%
Panama Government International Bond
7.13%, 1/29/26	200,000	222,428
8.88%, 9/30/27	433,000	524,592
6.70%, 1/26/36	50,000	56,990

Total Panama		804,010

Peru - 0.2%
Peruvian Government International Bond
4.13%, 8/25/27	519,000	520,297
2.78%, 1/23/31	50,000	44,293
8.75%, 11/21/33	25,000	33,120
5.63%, 11/18/50	50,000	55,591
3.23%, 7/28/2121	50,000	34,139

Total Peru		687,440

Philippines - 0.1%
Philippine Government International Bond
7.75%, 1/14/31	100,000	124,643
3.95%, 1/20/40	200,000	186,970

Total Philippines		311,613

Poland - 0.0%
Republic of Poland Government International Bond
3.25%, 4/6/26	72,000	71,140

Uruguay - 0.1%
Uruguay Government International Bond
5.10%, 6/18/50	53,000	56,739
4.98%, 4/20/55	324,000	340,482

Total Uruguay		397,221

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $4,213,137)		3,806,418

SUPRANATIONAL BONDS - 1.7%
Asian Development Bank
2.63%, 1/30/24	25,000	25,048
1.63%, 3/15/24	300,000	295,194
1.50%, 10/18/24	635,000	617,563
2.00%, 1/22/25	5,000	4,906
0.63%, 4/29/25	200,000	188,024
0.50%, 2/4/26	325,000	298,578
1.00%, 4/14/26	25,000	23,320
2.50%, 11/2/27	20,000	19,556
Asian Infrastructure Investment Bank
2.25%, 5/16/24	500,000	495,505
European Investment Bank
0.25%, 9/15/23	625,000	608,281
3.25%, 1/29/24	14,000	14,167
1.88%, 2/10/25	25,000	24,452
0.38%, 12/15/25	15,000	13,776
0.38%, 3/26/26(c)	50,000	45,580
2.13%, 4/13/26	25,000	24,392
2.38%, 5/24/27(c)	169,000	165,003
4.88%, 2/15/36	25,000	29,655
Inter-American Development Bank
1.75%, 3/14/25	140,000	136,249
0.63%, 7/15/25	575,000	537,711
2.00%, 7/23/26	25,000	24,119
2.38%, 7/7/27	25,000	24,353
0.63%, 9/16/27	25,000	22,179
3.88%, 10/28/41	280,000	293,224
3.20%, 8/7/42	25,000	23,759
International Bank for Reconstruction & Development
2.50%, 11/25/24, Series GDIF	214,000	212,930
2.13%, 3/3/25, Series GDIF	50,000	49,222
0.63%, 4/22/25	700,000	658,525
2.50%, 7/29/25, Series GDIF	734,000	727,210
0.50%, 10/28/25	35,000	32,384
2.50%, 11/22/27, Series GDIF	154,000	150,652
0.75%, 11/24/27	25,000	22,251
1.38%, 4/20/28, Series GDIF	25,000	22,890
0.88%, 5/14/30	26,000	22,132
International Finance Corp.
1.38%, 10/16/24	385,000	373,385

TOTAL SUPRANATIONAL BONDS (Cost: $6,466,245)		6,226,175

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.0%

United States - 2.0%
Banc of America Commercial Mortgage Trust
3.17%, 7/15/49, Series 2016-UB10, Class A4	100,000	97,213
Bank
2.85%, 10/17/52, Series 2019-BN21, Class A5	75,000	69,251
3.18%, 2/15/55, Series 2022-BNK39, Class AS	113,000	100,944
3.44%, 9/15/60, Series 2017-BNK7, Class A5	105,000	102,284
2.40%, 1/15/63, Series 2020-BN25, Class A4	150,000	133,682
2.14%, 3/15/63, Series 2020-BN28, Class AS	100,000	83,303
Barclays Commercial Mortgage Trust
2.99%, 11/15/52, Series 2019-C5, Class ASB	200,000	192,964
Benchmark Mortgage Trust
2.91%, 9/15/43, Series 2020-IG1, Class AS^(d)	60,000	52,764
3.96%, 1/15/52, Series 2018-B8, Class A4	200,000	198,744
4.02%, 3/15/52, Series 2019-B9, Class A5	60,000	59,815
1.95%, 3/15/54, Series 2021-B24, Class A2	200,000	185,098
1.98%, 8/15/54, Series 2021-B28, Class ASB	150,000	131,668

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2022

Investments	Principal Amount	Value
3.79%, 4/15/55, Series 2022-B34, Class A5	$50,000	$48,724
2.91%, 12/15/72, Series 2019-B15, Class A2	200,000	195,081
Citigroup Commercial Mortgage Trust
3.35%, 2/10/49, Series 2016-GC36, Class A4	500,000	486,694
Commercial Mortgage Trust
3.60%, 5/10/47, Series 2014-CR17, Class ASB	20,195	20,260
3.98%, 5/10/47, Series 2014-CR17, Class A5	200,000	200,436
3.21%, 3/10/48, Series 2015-CR22, Class A3	38,959	38,897
3.63%, 10/10/48, Series 2015-CR26, Class A4	250,000	247,444
CSAIL Commercial Mortgage Trust
4.10%, 4/15/51, Series 2018-CX11, Class A3	100,000	100,266
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.81%, 1/25/25, Series K044, Class A2	71,332	70,890
2.48%, 3/25/25, Series K049, Class A1	5,677	5,644
3.75%, 8/25/25, Series K733, Class A2	100,000	101,513
3.00%, 12/25/25, Series K053, Class A2	200,000	199,108
2.67%, 3/25/26, Series K055, Class A2	80,000	78,759
2.62%, 8/25/26, Series K057, Class AM	100,000	97,539
3.43%, 1/25/27, Series K063, Class A2^(d)	70,000	70,799
3.19%, 9/25/27, Series K069, Class A2^(d)	340,000	340,191
3.25%, 11/25/27, Series K072, Class A1	309,659	310,804
3.69%, 1/25/29, Series K088, Class A2	115,000	117,967
2.52%, 10/25/29, Series K101, Class A2	50,000	47,648
1.85%, 7/25/31, Series K131, Class A2	400,000	353,577
2.13%, 11/25/31, Series K136, Class A2	100,000	89,900
2.35%, 11/25/31, Series K137, Class A2^(d)	155,000	141,985
3.99%, 8/25/33, Series K157, Class A3^(d)	70,000	71,185
1.24%, 1/25/35, Series K-1516, Class A1	291,259	246,507
Federal National Mortgage Association Alternative Credit Enhancement Securities
3.12%, 7/25/23, Series 2014-M1, Class A2^(d)	41,017	41,152
2.49%, 5/25/26, Series 2016-M6, Class A2	56,869	55,414
2.47%, 12/25/26, Series 2017-M3, Class A2^(d)	36,275	35,248
3.06%, 3/25/28, Series 2018-M4, Class A2^(d)	22,669	22,589
3.55%, 9/25/28, Series 2019-M1, Class A2^(d)	100,000	102,059
2.44%, 10/25/29, Series 2020-M1, Class A2	400,000	379,355
1.78%, 5/25/30, Series 2020-M14, Class A2	125,000	112,275
1.27%, 7/25/30, Series 2020-M42, Class A2	150,000	127,223
3.61%, 2/25/31, Series 2019-M4, Class A2	250,000	252,474
GS Mortgage Securities Trust
3.00%, 9/1/52, Series 2019-GC42, Class A4	50,000	46,539
2.66%, 2/13/53, Series 2020-GC45, Class A4	100,000	90,643
JPMBB Commercial Mortgage Securities Trust
4.08%, 2/15/47, Series 2014-C18, Class A5	50,000	50,137
Morgan Stanley Bank of America Merrill Lynch Trust
3.10%, 5/15/46, Series 2013-C9, Class A4	105,000	104,496
3.60%, 5/15/50, Series 2017-C33, Class A5	250,000	245,592
Morgan Stanley Capital I Trust
3.52%, 7/15/52, Series 2019-H7, Class AS	100,000	92,363
2.44%, 6/15/54, Series 2021-L6, Class A4^(d)	300,000	258,526
UBS Commercial Mortgage Trust
4.30%, 8/15/51, Series 2018-C12, Class A5	50,000	50,469
4.08%, 12/15/51, Series 2018-C15, Class A3	40,334	40,115
Wells Fargo Commercial Mortgage Trust
3.79%, 9/15/48, Series 2015-SG1, Class A4	98,674	97,294
3.64%, 3/15/50, Series 2017-RB1, Class A5	68,000	67,000
2.40%, 7/15/53, Series 2020-C58, Class AS	100,000	84,870
WFRBS Commercial Mortgage Trust
4.02%, 12/15/46, Series 2013-C17, Class A4	100,000	100,535

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $8,084,063)		7,545,916

MUNICIPAL BONDS - 0.5%

United States - 0.5%
Bay Area Toll Authority
7.04%, 4/1/50, Series S1-SUB	25,000	33,686

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2022

Investments	Principal Amount	Value
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
6.90%, 12/1/40, Series B	$50,000	$60,630
City of Houston, TX
3.96%, 3/1/47	100,000	95,083
City of Los Angeles Department of Airports Customer Facilities Charge Revenue
4.24%, 5/15/48, Series A	200,000	182,768
Dallas Fort Worth International Airport
4.09%, 11/1/51, Series A	100,000	96,491
4.51%, 11/1/51, Series A	100,000	96,056
Louisiana Local Government Environmental Facilities & Community Development Authority
3.62%, 2/1/29, Series A	100,000	100,263
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/28, Series C	45,000	47,444
New York City Water & Sewer System
5.44%, 6/15/43, Series AA	100,000	117,440
Port Authority of New York & New Jersey
5.65%, 11/1/40	100,000	114,784
4.81%, 10/15/65, Series 192	25,000	26,066
Port of Morrow, OR
2.54%, 9/1/40, Series 1	20,000	15,589
Sales Tax Securitization Corp.
3.82%, 1/1/48, Series B	150,000	128,413
State of California
7.55%, 4/1/39	190,000	262,048
State of Mississippi
5.25%, 11/1/34, Series F	75,000	82,393
Texas Transportation Commission
2.56%, 4/1/42	20,000	16,341
Texas Transportation Commission State Highway Fund
5.18%, 4/1/30, Series B-BUILD	50,000	53,888
4.00%, 10/1/33	20,000	20,194
University of California
3.35%, 7/1/29, Series BD	10,000	9,675
University of Michigan
3.60%, 4/1/47, Series C	100,000	95,021
3.50%, 4/1/52, Series A	100,000	91,792
4.45%, 4/1/2122, Series A	100,000	93,701

TOTAL MUNICIPAL BONDS (Cost: $2,063,306)		1,839,766

ASSET-BACKED SECURITIES - 0.3%

United States - 0.3%
American Express Credit Account Master Trust
2.21%, 3/15/27, Series 2022-1, Class A	100,000	97,476
CarMax Auto Owner Trust
0.55%, 6/15/26, Series 2021-3, Class A3, ABS	150,000	145,162
Citibank Credit Card Issuance Trust
3.96%, 10/13/30, Series 2018-A7, Class A7, ABS	100,000	103,208
Discover Card Execution Note Trust
0.58%, 9/15/26, Series 2021-A1, Class A1, ABS	55,000	52,009
Ford Credit Auto Owner Trust
1.04%, 8/15/24, Series 2020-A, Class A3	30,996	30,791
GM Financial Consumer Automobile Receivables Trust
2.65%, 2/16/24, Series 2019-2, Class A3	1,756	1,757
1.49%, 12/16/24, Series 2020-2, Class A3	28,789	28,621
Honda Auto Receivables Owner Trust
1.83%, 1/18/24, Series 2019-4, Class A3	20,266	20,234
0.82%, 7/15/24, Series 2020-2, Class A3	16,757	16,617
1.88%, 5/15/26, Series 2022-1, Class A3, ABS	222,000	216,332
Volkswagen Auto Loan Enhanced Trust
1.26%, 10/20/28, Series 2021-1, Class A4	100,000	94,129
World Omni Auto Receivables Trust
0.82%, 1/15/26, Series 2020-B, Class A4	500,000	484,557

TOTAL ASSET-BACKED SECURITIES (Cost: $1,320,432)		1,290,893

REPURCHASE AGREEMENT - 0.8%

United States - 0.8%
Citigroup, Inc., tri-party repurchase agreement dated 5/31/22 (tri-party custodian: The Bank of New York Mellon Corp.), 0.81% due 6/1/22; Proceeds at maturity - $2,815,063 (fully collateralized by Ginnie Mae I Construction Loan, 2.62% - 4.05% due 3/15/64 - 6/15/64, Ginnie Mae II HECM, 4.49% - 4.68% due 10/20/65 - 12/20/66; Market value including accrued interest - $2,956,173) (Cost: $2,815,000)	2,815,000	2,815,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2022

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%

United States - 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.79%(f) (Cost: $2,712,320)	2,712,320	$2,712,320

TOTAL INVESTMENTS IN SECURITIES - 101.0% (Cost: $404,959,360)		380,931,396
Other Assets less Liabilities - (1.0)%		(3,648,894)

NET ASSETS - 100.0%		$377,282,502

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of May 31, 2022.
(b)	To-be-announced (“TBA”) security. TBA securities are non-income producing.
(c)

Security, or portion thereof, was on loan at May 31, 2022. At May 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,157,212 and the total market value of the collateral held by the Fund was $4,272,443. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,560,123.

(d)	Rate shown reflects the accrual rate as of May 31, 2022 on securities with variable or step rates.
(e)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(f)	Rate shown represents annualized 7-day yield as of May 31, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2022

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation
2 Year U.S. Treasury Note	347	9/30/22	$(73,252,242)	$77,367
5 Year U.S. Treasury Note	1,963	9/30/22	(221,726,984)	744,843
U.S. Treasury Ultra Long Term Bond	238	9/21/22	(37,068,500)	469,781
Ultra 10 Year U.S. Treasury Note	565	9/21/22	(72,593,672)	416,547

			$(404,641,398)	$1,708,538

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of May 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$107,662,118	$—	$107,662,118
U.S. Government Obligations	—	151,631,830	—	151,631,830
U.S. Corporate Bonds	—	81,083,362	—	81,083,362
Foreign Corporate Bonds	—	11,671,725	—	11,671,725
Foreign Government Agencies	—	2,645,873	—	2,645,873
Foreign Government Obligations	—	3,806,418	—	3,806,418
Supranational Bonds	—	6,226,175	—	6,226,175
Commercial Mortgage-Backed Securities	—	7,545,916	—	7,545,916
Municipal Bonds	—	1,839,766	—	1,839,766
Asset-Backed Securities	—	1,290,893	—	1,290,893
Repurchase Agreement	—	2,815,000	—	2,815,000
Investment of Cash Collateral for Securities Loaned	—	2,712,320	—	2,712,320

Total Investments in Securities	$—	$380,931,396	$—	$380,931,396

Financial Derivative Instruments
Futures Contracts[1]	$1,708,538	$—	$—	$1,708,538

Total - Net	$1,708,538	$380,931,396	$—	$382,639,934

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Mortgage Plus Bond Fund (MTGP)

May 31, 2022

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES - 0.8%

United States - 0.8%
Navient Private Education Refi Loan Trust
3.90%, 1/15/43, Series 2019-A, Class B(a)	$284,000	$280,454

COLLATERALIZED LOAN OBLIGATIONS - 4.8%

Cayman Islands - 4.2%
Apidos XXXVI
3.06%, 7/20/34, Series 2021-36A, Class C, (3-month U.S. dollar London Interbank Offered Rate + 2.00%)(a)(b)	350,000	327,197
Ares XLVII Ltd.
2.79%, 4/15/30, Series 2018-47A, Class C, (3-month U.S. dollar London Interbank Offered Rate + 1.75%)(a)(b)	400,000	381,051
LCM 28 Ltd.
3.21%, 10/20/30, Series 28A, Class C, (3-month U.S. dollar London Interbank Offered Rate + 2.15%)(a)(b)	400,000	377,784
Neuberger Berman Loan Advisers Ltd.
2.74%, 1/20/32, Series 2019-32A, Class CR, (3-month U.S. dollar London Interbank Offered Rate + 1.70%)(a)(b)	500,000	470,505

Total Cayman Islands		1,556,537

Morocco - 0.6%
OCP Ltd.
2.29%, 4/26/31, Series 2014-5A, Class A1R, (3-month U.S. dollar London Interbank Offered Rate + 1.08%)(a)(b)	250,000	246,864

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost: $1,863,552)		1,803,401

COLLATERALIZED MORTGAGE OBLIGATIONS - 48.1%
Federal Home Loan Mortgage Corp. REMIC
7.40%, 5/15/23, Series 1517, Class J	3,306	3,348
4.50%, 7/15/25, Series 3000, Class BC	17,934	18,186
4.00%, 5/15/28, Series 4669, Class EV	236,646	235,330
6.00%, 7/15/29, Series 2175, Class TH	40,597	43,051
6.00%, 5/15/32, Series 2448, Class ZQ	50,751	53,940
3.00%, 8/15/32, Series 4092, Class AY	200,000	195,747
6.00%, 8/15/32, Series 2485, Class WG	19,220	20,736
5.00%, 11/15/32, Series 2519, Class NU	748,109	780,254
5.50%, 11/15/32, Series 2519, Class ZD	28,978	30,691
5.50%, 11/15/32, Series 2520, Class PH	131,654	141,155
2.50%, 1/15/33, Series 4332, Class CU	48,248	47,903
1.33%, 6/15/34, Series 2812, Class MF^(b)	163,648	163,934
5.50%, 9/15/34, Series 2861, Class Z	8,615	9,185
5.00%, 11/15/34, Series 2893, Class PE	38,729	40,386
6.00%, 11/15/36, Series 3244, Class LZ	253	269
1.19%, 3/15/37, Series 3284, Class LF^(b)	466,871	464,283
5.00%, 1/15/40, Series 3626, Class ME	390,921	411,934
5.00%, 4/15/40, Series 3658, Class CZ	383,761	414,807
4.50%, 9/15/40, Series 3726, Class QZ	303,190	313,982
4.00%, 1/15/41, Series 4179, Class AZ	478,535	483,292
3.50%, 5/15/41, Series 4229, Class MA	62,208	62,843
3.00%, 12/15/41, Series 4273, Class GM	65,305	64,865
2.00%, 1/15/42, Series 4112, Class CP	17,501	17,035
4.00%, 5/15/42, Series 4048, Class CE	150,000	151,236
4.50%, 9/15/42, Series 4671, Class JM	53,897	54,628
3.00%, 11/15/42, Series 4136 ZG, Class ZG	398,787	378,055
3.00%, 5/15/43, Series 4322, Class DJ	71,647	71,573
3.00%, 6/15/44, Series 4483, Class CA	199,365	196,860
2.25%, 8/15/44, Series 4406, Class AC	69,500	66,177
3.50%, 9/15/46, Series 4774, Class LP	80,877	81,158
3.50%, 12/25/46, Series 2017-SC01, Class 2A	290,887	284,117
3.00%, 4/25/49, Series 4908, Class BD	308,422	296,835
Federal Home Loan Mortgage Corp. STACR Debt Notes
3.31%, 9/25/30, Series 2018-HQA1, Class M2^(b)	150,432	149,268
Federal Home Loan Mortgage Corp. STRIPS
3.00%, 9/15/42, Series 280, Class 30	330,874	323,325
Federal National Mortgage Association REMIC
6.68%, 1/25/23, Series G93-1, Class K	605	609
6.00%, 8/25/23, Series 1996-8, Class C	1,856	1,873

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Mortgage Plus Bond Fund (MTGP)

May 31, 2022

Investments	Principal Amount	Value
6.50%, 9/25/23, Series 1993-169, Class L	$6,413	$6,553
3.50%, 8/25/26, Series 2011-80, Class HE	187,311	189,386
2.00%, 11/25/30, Series 2015-93, Class AD	156,035	153,245
6.50%, 10/25/31, Series 2001-52, Class YZ	15,756	17,302
3.00%, 6/25/33, Series 2014-36, Class QA	51,590	51,512
4.00%, 8/25/33, Series 2014-58, Class VM	100,000	100,766
4.50%, 10/25/34, Series 2004-75, Class ZG	6,459	6,705
1.26%, 5/25/35, Series 2005-40, Class FB^(b)	86,548	86,258
4.75%, 8/25/35, Series 2005-80, Class SZ	110,617	113,973
6.00%, 7/25/36, Series 2006-62, Class PZ	137,402	172,842
4.50%, 10/25/36, Series 2009-19, Class PW	34,501	35,786
1.26%, 12/25/36, Series 2006-120, Class PF^(b)	77,481	77,217
5.50%, 2/25/37, Series 2007-6, Class PA	13,580	14,029
4.25%, 4/25/37, Series 2007-30, Class ZM	260,714	270,990
5.00%, 4/25/37, Series 2007-26, Class JZ	215,393	226,348
5.00%, 3/25/38, Series 2008-16, Class EA	6,618	6,945
6.00%, 8/25/39, Series 2009-62, Class Z	277,861	302,533
5.00%, 11/25/39, Series 2009-89, Class PH	118,000	124,367
5.00%, 7/25/40, Series 2010-80, Class PZ	271,845	288,354
5.00%, 9/25/40, Series 2010-102, Class PN	153,987	161,009
1.75%, 11/25/40, Series 2012-51, Class GU	400,000	391,356
3.00%, 2/25/41, Series 2011-134, Class NJ	66,624	65,913
2.50%, 5/25/41, Series 2012-131, Class DZ	13,605	12,678
5.00%, 6/25/41, Series 2011-52, Class GB	153,006	162,123
2.50%, 9/25/41, Series 2011-127, Class JC	20,685	20,293
5.25%, 9/25/41, Series 2011-84, Class PZ	351,237	375,519
3.00%, 3/25/42, Series 2016-21, Class BA	46,293	46,484
1.75%, 6/25/42, Series 2013-37, Class JA	155,375	151,434
2.50%, 11/25/42, Series 2012-152, Class TB	231,000	207,073
3.00%, 2/25/43, Series 2013-1, Class JZ	76,514	68,914
3.00%, 3/25/44, Series 2015-42, Class CA	207,517	204,811
3.00%, 4/25/45, Series 2015-23, Class HZ	495,812	468,377
3.00%, 3/25/46, Series 2016-9, Class D	162,793	156,086
3.00%, 4/25/46, Series 2018-3, Class PA	166,707	164,212
2.50%, 9/25/46, Series 2016-63, Class CA	33,330	29,934
Government National Mortgage Association
5.00%, 7/16/33, Series 2003-60, Class ZG	126,114	129,756
5.00%, 4/20/34, Series 2004-31, Class ZB	195,516	204,136
5.00%, 6/20/35, Series 2005-46, Class YX	154,880	165,409
5.50%, 4/20/37, Series 2007-24, Class PC	54,867	56,550
5.50%, 5/20/38, Series 2008-42, Class QB	63,237	67,197
2.00%, 8/20/39, Series 2011-52, Class KY	61,560	60,448
5.50%, 9/16/39, Series 2009-76, Class XA, REMIC	425,664	472,563
4.50%, 9/16/40, Series 2010-125, Class BZ, REMIC	238,186	246,360
3.00%, 7/16/41, Series 2011-135, Class WH	121,433	110,711
3.00%, 3/16/42, Series 2012-39, Class GC, REMIC	145,000	134,245
4.00%, 3/20/44, Series 2014-43, Class Z	623,514	650,323
3.75%, 4/16/44, Series 2014-60, Class AL	250,000	249,433
3.00%, 11/20/45, Series 2015-165, Class ZE	121,502	115,062
JP Morgan Mortgage Trust
3.59%, 5/25/45, Series 2015-3, Class B3^(a)(b)	126,336	121,860
3.90%, 12/25/48, Series 2018-6, Class B2^(a)(b)	270,054	254,627
3.44%, 5/25/50, Series 2019-9, Class B2A^(a)(b)	286,427	259,901
4.40%, 5/25/50, Series 2019-INV3, Class B3^(a)(b)	221,148	205,067
3.67%, 11/25/50, Series 2020-4, Class B2^(a)(b)	288,103	258,211
3.60%, 12/25/50, Series 2020-5, Class B1^(a)(b)	480,394	436,517
Provident Funding Mortgage Trust
3.26%, 2/25/50, Series 2020-1, Class B1^(a)(b)	379,967	343,033
RCKT Mortgage Trust
3.00%, 2/25/50, Series 2020-1, Class A13^(a)(b)	148,662	141,433
Seasoned Credit Risk Transfer Trust
3.75%, 9/25/55, Series 2016-1, Class M2^(a)(b)	717,461	665,843
4.75%, 5/25/57, Series 2018-1, Class M^(b)	300,000	290,018
2.50%, 5/25/60, Series 2020-3, Class M5TU	165,206	158,164

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Mortgage Plus Bond Fund (MTGP)

May 31, 2022

Investments	Principal Amount	Value
Seasoned Loans Structured Transaction Trust
3.50%, 6/25/28, Series 2018-1, Class A1	$183,828	$185,121
2.75%, 9/25/29, Series 2019-2, Class A2C	660,000	620,130
Sequoia Mortgage Trust
4.00%, 3/25/48, Series 2018-CH1, Class A1^(a)(b)	24,457	24,081
Verus Securitization Trust
2.99%, 5/25/60, Series 2020-2, Class A2^(a)(b)	300,000	294,239

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: $19,363,839)		17,924,635

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.6%

United States - 4.6%
Bank
1.35%, 11/15/53, Series 2020-BN29, Class XA^(b)(c)	4,448,255	374,384
2.90%, 6/15/64, Series 2021-BN35, Class C^(b)	350,000	291,289
Benchmark Mortgage Trust
2.50%, 12/15/62, Series 2019-B14, Class D(a)	380,000	281,951
Cantor Commercial Real Estate Lending
2.50%, 1/15/53, Series 2019-CF3, Class D^(a)(b)	250,000	186,610
Federal Home Loan Mortgage Corp. Multiclass Certificates
1.84%, 9/25/45, Series 2021-P011, Class X1^(b)(c)	435,343	60,945
Washington State Housing Finance Commission
0.73%, 12/20/35, Series 2021-1, Class X^(b)(c)	6,218,074	339,880
WFRBS Commercial Mortgage Trust
4.23%, 8/15/47, Series 2014-C21, Class C^(b)	200,000	192,570

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $1,894,723)		1,727,629

U.S. GOVERNMENT AGENCIES - 41.2%

Federal Home Loan Mortgage Corporation - 4.5%
4.00%, 1/1/42	253,643	260,073
3.50%, 8/1/46	251,015	249,999
3.50%, 9/1/47	313,383	311,516
2.00%, 1/1/52	963,022	861,079

Total Federal Home Loan Mortgage Corporation		1,682,667

Federal National Mortgage Association - 6.8%
4.00%, 11/1/43	290,640	297,773
4.00%, 5/1/47	233,193	237,811
4.00%, 12/1/47	240,439	244,663
4.00%, 10/1/48	850,445	874,917
2.50%, 2/1/52	382,951	353,131
4.00%, 4/1/55	430,638	446,283
4.50%, 6/1/56	75,487	79,389

Total Federal National Mortgage Association		2,533,967

Government National Mortgage Association - 9.7%
3.50%, 7/20/47	473,554	473,539
3.50%, 12/20/47	298,644	298,892
4.50%, 5/20/49	71,264	73,319
3.00%, 6/21/52(d)	2,450,000	2,363,676
4.00%, 6/21/52(d)	400,000	403,812

Total Government National Mortgage Association		3,613,238

Uniform Mortgage-Backed Securities - 20.2%
2.00%, 6/13/52(d)	1,588,000	1,408,730
2.50%, 6/13/52(d)	2,799,000	2,575,954
3.50%, 6/13/52(d)	3,600,000	3,528,000

Total Uniform Mortgage-Backed Securities		7,512,684

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $15,399,932)		15,342,556

TOTAL INVESTMENTS IN SECURITIES - 99.5% (Cost: $38,815,553)		37,078,675
Other Assets less Liabilities - 0.5%		170,905

NET ASSETS - 100.0%		$37,249,580

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Rate shown reflects the accrual rate as of May 31, 2022 on securities with variable or step rates.
(c)

Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest-only securities do not receive principal payments on the underlying debt obligation(s).

(d)	To-be-announced (“TBA”) security. TBA securities are non-income producing.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Mortgage Plus Bond Fund (MTGP)

May 31, 2022

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Depreciation
10 Year U.S. Treasury Note	1	9/21/22	$119,453	$(758)
U.S. Treasury Long Bond	7	9/21/22	976,063	(10,059)
U.S. Treasury Ultra Long Term Bond	5	9/21/22	778,750	(18,119)

			$1,874,266	$(28,936)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of May 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Asset-Backed Securities	$—	$280,454	$—	$280,454
Collateralized Loan Obligations	—	1,803,401	—	1,803,401
Collateralized Mortgage Obligations	—	17,924,635	—	17,924,635
Commercial Mortgage-Backed Securities	—	1,727,629	—	1,727,629
U.S. Government Agencies	—	15,342,556	—	15,342,556

Total Investments in Securities	$—	$37,078,675	$—	$37,078,675

Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(28,936)	$—	$—	$(28,936)

Total - Net	$(28,936)	$37,078,675	$—	$37,049,739

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2022

Investments in Long Securities	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 44.9%

Federal Farm Credit Bank - 0.4%
2.02%, 4/1/31	$2,000,000	$1,771,840
1.79%, 6/22/35	500,000	397,735
1.65%, 7/23/35	1,510,000	1,181,394
1.95%, 8/13/40	1,510,000	1,098,600

Total Federal Farm Credit Bank		4,449,569

Federal Home Loan Bank - 1.0%
3.25%, 11/16/28	1,200,000	1,219,068
5.50%, 7/15/36	7,500,000	9,189,450

Total Federal Home Loan Bank		10,408,518

Federal Home Loan Mortgage Corporation - 9.4%
6.75%, 9/15/29, Series GDIF	280,000	349,628
2.50%, 4/1/30	1,683,118	1,661,103
3.00%, 5/1/30	489,837	491,484
6.75%, 3/15/31	4,500,000	5,717,835
6.25%, 7/15/32	15,279,000	19,273,236
3.00%, 1/1/33	1,277,023	1,276,063
3.00%, 5/1/33	1,731,118	1,732,423
4.00%, 11/1/33	30,853	31,484
5.50%, 12/1/33	250,744	270,145
6.50%, 3/1/36	164,263	178,662
5.00%, 6/1/37	1,307	1,390
6.00%, 9/1/37	131,731	143,498
2.46%, 11/15/38(a)	230,000	126,716
5.50%, 2/1/40	5,511	6,016
4.50%, 8/1/40	101,572	106,087
4.00%, 11/1/40	7,956	8,153
5.00%, 3/1/41	165,233	175,782
5.50%, 6/1/41	162,107	176,737
5.00%, 7/1/41	4,716	5,016
3.50%, 10/1/41	118,843	119,206
3.50%, 2/1/42	110,917	111,219
5.00%, 2/1/42	208,073	221,556
4.00%, 4/1/42	378,282	387,770
4.50%, 5/1/42	166,378	173,736
3.50%, 6/1/42	28,776	28,820
3.50%, 7/1/42	136,781	136,988
3.50%, 9/1/42	160,417	160,792
3.00%, 3/1/43	236,690	230,973
3.00%, 4/1/43	147,871	144,300
3.00%, 7/1/43	638,504	623,630
3.50%, 7/1/43	185,663	186,171
3.00%, 8/1/43	45,276	44,183
4.00%, 8/1/43	14,781	15,124
3.50%, 1/1/44	973,367	975,650
3.00%, 2/1/44	109,454	106,904
3.50%, 2/1/44	74,509	74,713
4.00%, 3/1/44	27,477	28,066
4.00%, 4/1/44	291,835	299,084
3.50%, 5/1/44	110,054	109,913
4.00%, 5/1/44	100,558	102,712
4.50%, 7/1/44	83,661	87,285
4.00%, 8/1/44	373,036	384,847
3.50%, 10/1/44	11,418	11,410
4.50%, 11/1/44	88,956	92,819
3.50%, 12/1/44	146,787	146,688
3.50%, 1/1/45	29,580	29,536
4.00%, 2/1/45	50,668	51,587
4.00%, 3/1/45	6,904	7,029
3.00%, 4/1/45	10,206	9,902
4.00%, 4/1/45	30,973	31,509
3.00%, 5/1/45	41,903	40,694
3.50%, 5/1/45	64,925	64,815
3.50%, 6/1/45	32,214	32,133
4.00%, 6/1/45	92,835	94,519
3.00%, 7/1/45	10,923	10,598
3.00%, 8/1/45	46,740	45,392
3.50%, 8/1/45	455,499	454,728
4.00%, 9/1/45	51,017	51,899
3.50%, 10/1/45	63,269	63,162
4.00%, 10/1/45	53,675	54,649
4.00%, 11/1/45	44,444	45,251
4.50%, 11/1/45	363,269	378,724
3.00%, 12/1/45	43,007	41,766
4.00%, 12/1/45	93,885	95,509
4.50%, 12/1/45	123,948	129,331
4.00%, 1/1/46	15,228	15,555
4.00%, 2/1/46	16,717	17,006
4.00%, 3/1/46	55,172	55,966
3.00%, 4/1/46	198,903	192,632
3.50%, 4/1/46	287,098	285,881
4.50%, 4/1/46	349,932	365,256
3.00%, 6/1/46	45,402	44,007
3.00%, 9/1/46	1,035,056	1,005,987
3.50%, 9/1/46	78,983	78,713
2.50%, 10/1/46	49,097	45,823
3.00%, 10/1/46	59,795	57,957
3.00%, 11/1/46	151,229	146,460
3.50%, 11/1/46	11,259	11,220
4.00%, 11/1/46	21,651	21,962
4.50%, 11/1/46	236,042	246,292
3.00%, 12/1/46	187,761	181,841
3.00%, 1/1/47	336,100	325,600
4.00%, 1/1/47	95,317	96,688
4.50%, 1/1/47	321,984	335,682
3.00%, 2/1/47	298,409	289,074
3.00%, 4/1/47	413,313	400,357
3.50%, 4/1/47	128,665	127,966
4.00%, 4/1/47	68,098	69,164
4.00%, 5/1/47	54,641	55,496
4.50%, 5/1/47	13,466	13,872
4.00%, 6/1/47	82,437	83,727
4.00%, 7/1/47	145,751	147,913
4.00%, 8/1/47	246,507	250,164
3.50%, 9/1/47	127,834	127,245
4.50%, 9/1/47	100,548	103,579
4.00%, 10/1/47	251,202	254,929
4.50%, 10/1/47	39,939	41,143
3.50%, 11/1/47	290,682	289,209
4.50%, 2/1/48	56,747	58,457
3.00%, 9/1/48	132,628	128,446
4.00%, 9/1/48	55,378	56,026
4.00%, 10/1/48	333,109	336,788
4.50%, 10/1/48	137,662	141,700
3.00%, 12/1/48	62,356	60,230
4.50%, 2/1/49	582,329	598,973
5.00%, 3/1/49	14,503	15,059
4.50%, 5/1/49	92,981	95,274
4.00%, 7/1/49	544,591	553,751
4.50%, 7/1/49	98,666	101,100
3.50%, 8/1/49	347,368	343,107
2.50%, 9/1/49	983,716	915,496

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2022

Investments in Long Securities	Principal Amount	Value
3.00%, 10/1/49	$604,052	$581,004
5.00%, 10/1/49	765,303	793,985
5.50%, 10/1/49	229,106	245,592
3.00%, 12/1/49	578,830	556,745
4.00%, 12/1/49	340,744	346,770
3.00%, 2/1/50	435,031	418,432
3.00%, 3/1/50	327,101	314,198
3.00%, 4/1/50	1,344,582	1,291,227
2.50%, 5/1/50	594,210	553,687
3.00%, 5/1/50	63,958	61,404
2.50%, 6/1/50	962,769	892,959
2.50%, 7/1/50	277,712	257,793
2.50%, 8/1/50	1,144,923	1,059,740
2.00%, 9/1/50	1,481,576	1,321,553
2.50%, 9/1/50	2,750,100	2,540,990
2.00%, 10/1/50	2,457,932	2,192,453
2.00%, 12/1/50	1,484,339	1,324,017
2.00%, 1/1/51	865,833	772,315
4.50%, 1/1/51	90,479	92,809
1.50%, 2/1/51	1,443,545	1,225,905
2.00%, 2/1/51	3,452,774	3,079,844
2.50%, 2/1/51	732,184	676,311
2.00%, 3/1/51	268,844	239,103
1.50%, 4/1/51	497,305	422,277
2.00%, 4/1/51	1,570,482	1,396,742
2.00%, 5/1/51	3,569,720	3,174,531
2.50%, 5/1/51	3,998,163	3,690,650
1.50%, 6/1/51	2,093,460	1,777,192
2.00%, 9/1/51	949,860	844,337
2.50%, 9/1/51	1,812,839	1,672,135
1.50%, 10/1/51	1,355,196	1,149,906
2.00%, 10/1/51	2,492,947	2,215,997
2.50%, 10/1/51	1,990,927	1,836,092
3.50%, 10/1/51	494,980	486,940
1.50%, 11/1/51	1,594,950	1,353,178
2.00%, 11/1/51	3,772,531	3,353,135
2.00%, 12/1/51	2,478,632	2,202,888
2.50%, 12/1/51	900,188	830,209
3.00%, 12/1/51	573,395	547,565
3.50%, 12/1/51	638,142	627,518
2.50%, 1/1/52	2,487,342	2,295,877
3.50%, 1/1/52	281,747	277,011
2.00%, 3/1/52	2,470,979	2,192,804
2.50%, 4/1/52	1,383,996	1,276,933

Total Federal Home Loan Mortgage Corporation		102,120,276

Federal National Mortgage Association - 17.3%
4.00%, 9/1/25	541,263	552,570
1.88%, 9/24/26	60,000	57,593
0.75%, 10/8/27	60,000	53,586
2.50%, 11/1/30	267,881	264,360
6.63%, 11/15/30	1,945,000	2,435,724
2.50%, 1/1/32	618,221	610,095
2.50%, 2/1/32	104,007	102,644
3.00%, 5/1/32	173,324	173,193
2.50%, 6/1/32	749,861	740,037
6.00%, 9/1/32	129,960	141,119
3.00%, 11/1/32	169,019	168,892
6.00%, 12/1/32	246,455	261,665
2.50%, 1/1/33	262,915	260,935
5.00%, 8/1/33	202,300	213,527
5.50%, 10/1/35	26,248	28,456
5.50%, 4/1/37	236,814	255,488
5.63%, 7/15/37	3,830,000	4,741,004
5.00%, 5/1/38	8,173	8,687
6.00%, 5/1/38	22,796	25,190
5.50%, 6/1/38	67,381	73,323
6.21%, 8/6/38	500,000	658,615
5.50%, 11/1/38	1,717	1,873
4.00%, 8/1/39	45,934	47,032
4.50%, 9/1/39	253,159	264,183
5.00%, 9/1/39	137,526	146,243
4.50%, 11/1/39	73,055	76,237
5.50%, 4/1/40	10,164	11,019
4.50%, 8/1/40	156,547	163,361
4.50%, 9/1/40	101,366	105,778
4.00%, 10/1/40	82,064	84,034
4.00%, 12/1/40	18,853	19,358
3.50%, 1/1/41	144,361	144,687
4.00%, 1/1/41	14,248	14,590
4.00%, 2/1/41	425,977	436,202
4.50%, 2/1/41	45,201	47,169
4.00%, 3/1/41	346,576	354,893
6.00%, 7/1/41	354,707	391,058
4.50%, 8/1/41	123,434	128,794
4.00%, 9/1/41	40,403	41,373
4.50%, 9/1/41	151,016	157,575
5.50%, 9/1/41	36,447	39,721
4.00%, 10/1/41	571,586	591,936
4.00%, 11/1/41	73,313	75,072
4.00%, 12/1/41	70,739	72,928
4.00%, 1/1/42	454,365	465,299
4.50%, 1/1/42	112,438	117,333
6.00%, 1/1/42	216,172	238,445
4.00%, 3/1/42	172,132	176,300
4.00%, 5/1/42	18,611	19,058
3.50%, 6/1/42	222,520	222,859
4.00%, 6/1/42	280,620	287,354
4.00%, 9/1/42	207,067	214,440
3.00%, 10/1/42	255,481	249,624
4.00%, 12/1/42	65,710	67,287
2.50%, 2/1/43	156,911	148,435
4.00%, 2/1/43	101,730	104,172
2.50%, 3/1/43	13,351	12,630
3.00%, 4/1/43	415,468	405,426
2.50%, 5/1/43	49,311	46,550
3.00%, 5/1/43	103,818	101,309
3.50%, 5/1/43	25,078	25,126
3.00%, 6/1/43	262,764	256,741
3.00%, 7/1/43	389,330	379,921
3.50%, 7/1/43	943,330	949,680
3.00%, 8/1/43	1,465,690	1,431,038
3.50%, 8/1/43	582,907	584,028
3.00%, 9/1/43	1,969,992	1,922,377
4.00%, 9/1/43	198,571	203,305
4.50%, 9/1/43	16,014	16,711
3.50%, 10/1/43	120,817	121,050
3.50%, 11/1/43	196,522	196,821
4.00%, 11/1/43	239,957	247,381
3.50%, 12/1/43	267,980	268,388
4.00%, 1/1/44	380,073	390,681
4.00%, 2/1/44	104,655	107,190
4.00%, 3/1/44	81,124	82,861
4.50%, 5/1/44	72,564	75,661
3.50%, 6/1/44	108,731	108,940
4.00%, 6/1/44	36,290	37,167

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2022

Investments in Long Securities	Principal Amount	Value
4.00%, 7/1/44	$450,782	$460,998
3.50%, 8/1/44	21,443	21,484
4.00%, 8/1/44	31,151	31,817
4.00%, 9/1/44	103,813	106,035
3.00%, 10/1/44	345,256	336,911
4.00%, 11/1/44	167,015	171,040
5.00%, 11/1/44	133,617	142,176
4.00%, 12/1/44	68,820	70,355
3.50%, 2/1/45	725,875	726,980
4.00%, 2/1/45	375,995	384,944
4.50%, 2/1/45	408,902	426,635
3.00%, 4/1/45	89,368	86,714
3.00%, 5/1/45	340,755	332,519
3.00%, 6/1/45	98,393	95,471
3.50%, 6/1/45	86,967	86,749
4.00%, 6/1/45	461,924	472,020
3.50%, 7/1/45	609,577	608,045
3.50%, 8/1/45	342,040	341,181
3.50%, 9/1/45	895,479	893,229
4.00%, 9/1/45	40,130	40,825
3.00%, 10/1/45	38,898	37,743
4.50%, 10/1/45	262,875	274,291
3.00%, 11/1/45	35,949	34,882
4.00%, 11/1/45	47,789	48,618
3.00%, 12/1/45	533,798	520,652
3.50%, 12/1/45	66,253	66,086
3.50%, 1/1/46	1,241,635	1,238,514
4.00%, 1/1/46	84,975	86,822
3.00%, 2/1/46	95,565	92,727
3.50%, 2/1/46	33,778	33,693
3.50%, 3/1/46	931,690	933,482
4.00%, 3/1/46	26,065	26,516
3.00%, 4/1/46	437,200	424,216
3.50%, 5/1/46	123,557	123,033
4.50%, 5/1/46	35,076	36,571
3.00%, 6/1/46	593,338	577,036
3.50%, 7/1/46	81,452	81,107
4.00%, 7/1/46	36,913	37,413
2.50%, 8/1/46	13,627	12,706
3.00%, 8/1/46	90,552	87,692
2.50%, 9/1/46	18,460	17,211
3.00%, 9/1/46	425,347	411,912
4.00%, 9/1/46	500,844	512,658
2.50%, 10/1/46	22,559	21,032
3.00%, 10/1/46	1,002,797	971,123
4.00%, 10/1/46	73,252	74,244
2.50%, 11/1/46	18,098	16,873
3.00%, 11/1/46	1,264,801	1,224,852
2.50%, 12/1/46	41,475	38,669
3.00%, 12/1/46	882,666	854,787
3.50%, 12/1/46	885,732	884,486
2.50%, 1/1/47	51,534	48,047
3.00%, 1/1/47	171,526	166,108
3.50%, 1/1/47	300,132	298,861
4.00%, 1/1/47	83,384	84,514
5.50%, 1/1/47	267,103	289,322
3.00%, 2/1/47	569,472	551,484
3.50%, 2/1/47	1,603,344	1,605,813
4.00%, 2/1/47	477,634	487,859
4.50%, 3/1/47	46,512	47,872
3.00%, 4/1/47	996,763	965,280
4.00%, 4/1/47	104,394	105,942
3.00%, 5/1/47	576,257	560,584
3.50%, 5/1/47	213,424	212,520
4.00%, 5/1/47	139,083	141,145
4.50%, 5/1/47	724,063	754,978
4.00%, 6/1/47	294,847	299,519
3.50%, 7/1/47	1,158,705	1,161,652
4.00%, 7/1/47	241,961	245,450
4.50%, 7/1/47	148,820	153,173
5.00%, 7/1/47	208,900	222,043
3.50%, 8/1/47	158,441	157,716
4.00%, 8/1/47	827,134	838,451
3.00%, 9/1/47	644,122	623,628
3.50%, 9/1/47	257,973	256,571
4.00%, 9/1/47	294,483	298,849
4.50%, 9/1/47	121,548	125,103
3.50%, 10/1/47	57,966	57,651
4.00%, 10/1/47	413,871	420,007
4.50%, 10/1/47	129,846	133,643
3.50%, 12/1/47	99,806	99,383
4.00%, 12/1/47	182,730	185,439
3.00%, 1/1/48	828,169	799,876
3.50%, 1/1/48	851,441	846,816
4.50%, 1/1/48	69,449	71,481
3.00%, 2/1/48	97,219	93,897
3.50%, 2/1/48	493,923	491,240
3.50%, 3/1/48	588,605	584,524
4.00%, 5/1/48	230,831	233,650
5.00%, 5/1/48	97,522	101,573
4.00%, 6/1/48	69,086	69,838
4.50%, 6/1/48	21,203	21,808
3.50%, 7/1/48	153,622	153,236
4.00%, 7/1/48	265,774	268,668
3.00%, 8/1/48	743,796	723,566
3.50%, 8/1/48	214,376	214,056
4.50%, 8/1/48	67,623	69,594
3.00%, 9/1/48	203,980	197,537
4.00%, 9/1/48	751,367	759,970
4.00%, 10/1/48	932,335	949,494
5.00%, 10/1/48	450,199	478,734
3.00%, 11/1/48	1,005,040	975,191
3.50%, 11/1/48	1,098,345	1,092,378
4.00%, 11/1/48	160,127	162,461
4.50%, 11/1/48	194,104	199,762
4.50%, 12/1/48	131,409	135,155
4.00%, 1/1/49	199,376	202,332
4.50%, 3/1/49	112,556	115,343
5.00%, 3/1/49	11,345	11,767
4.00%, 4/1/49	195,755	196,495
3.50%, 5/1/49	48,217	47,608
4.00%, 5/1/49	684,965	693,966
4.50%, 5/1/49	149,683	153,367
3.50%, 6/1/49	1,975,360	1,963,594
3.50%, 7/1/49	347,693	343,302
4.00%, 7/1/49	147,050	147,606
3.50%, 8/1/49	735,363	726,342
3.00%, 9/1/49	487,831	469,208
3.00%, 10/1/49	485,808	467,262
2.50%, 11/1/49	1,524,118	1,418,322
3.00%, 12/1/49	763,099	733,967
3.00%, 1/1/50	1,055,977	1,015,361
3.00%, 2/1/50	853,819	821,223
4.50%, 2/1/50	124,487	127,550
3.00%, 3/1/50	1,798,843	1,724,101
3.50%, 3/1/50	376,157	371,921
4.00%, 3/1/50	163,247	165,024
5.00%, 3/1/50	228,970	237,512

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2022

Investments in Long Securities	Principal Amount	Value
2.50%, 4/1/50	$1,436,897	$1,334,956
3.50%, 4/1/50	282,536	280,393
4.50%, 4/1/50	566,485	582,632
2.50%, 5/1/50	2,164,879	2,018,021
3.00%, 5/1/50	217,394	208,713
3.50%, 5/1/50	1,233,876	1,224,011
2.50%, 6/1/50	2,976,662	2,755,418
2.00%, 7/1/50	896,422	799,561
2.50%, 7/1/50	328,745	304,844
3.00%, 7/1/50	522,060	501,012
3.50%, 7/1/50	186,552	184,989
2.50%, 8/1/50	2,571,357	2,384,445
3.00%, 8/1/50	720,169	690,996
3.50%, 8/1/50	1,207,629	1,194,766
2.00%, 9/1/50	2,306,163	2,056,975
2.50%, 9/1/50	1,053,882	979,228
2.00%, 10/1/50	7,186,745	6,410,197
3.00%, 10/1/50	468,424	449,270
1.50%, 11/1/50	1,002,935	851,728
2.00%, 11/1/50	1,961,034	1,749,139
2.50%, 11/1/50	311,178	288,513
3.00%, 11/1/50	374,745	359,739
3.50%, 11/1/50	42,581	41,980
4.00%, 11/1/50	425,719	431,030
1.50%, 12/1/50	3,958,610	3,361,791
2.00%, 12/1/50	11,532,019	10,285,950
2.50%, 12/1/50	1,743,772	1,614,229
1.50%, 1/1/51	269,006	228,450
2.00%, 1/1/51	6,971,590	6,218,290
2.50%, 1/1/51	3,301,792	3,050,744
2.00%, 2/1/51	6,455,784	5,755,970
2.50%, 2/1/51	3,949,247	3,648,135
2.00%, 3/1/51	1,401,286	1,246,353
2.00%, 4/1/51	2,497,887	2,221,320
3.00%, 4/1/51	335,368	320,363
2.00%, 5/1/51	684,610	608,810
2.50%, 5/1/51	3,993,184	3,685,276
1.50%, 6/1/51	473,843	402,384
2.00%, 6/1/51	4,492,645	3,994,923
2.00%, 7/1/51	2,042,935	1,816,771
2.50%, 7/1/51	1,929,174	1,779,953
3.00%, 7/1/51	696,134	664,907
2.00%, 8/1/51	577,626	513,582
2.50%, 8/1/51	1,609,720	1,488,455
3.00%, 8/1/51	919,105	878,735
2.00%, 9/1/51	2,593,563	2,305,714
2.50%, 9/1/51	1,987,763	1,834,754
3.00%, 9/1/51	367,049	351,742
2.00%, 10/1/51	5,534,737	4,919,784
2.50%, 10/1/51	3,232,037	2,981,914
2.50%, 11/1/51	2,258,288	2,082,283
3.00%, 11/1/51	2,817,042	2,692,883
2.00%, 12/1/51	2,435,861	2,164,910
2.50%, 12/1/51	317,432	292,753
3.00%, 12/1/51	750,000	719,907
2.50%, 1/1/52	1,880,050	1,733,282
3.00%, 1/1/52	244,151	233,286
3.00%, 2/1/52	2,909,879	2,784,018
2.50%, 3/1/52	690,518	636,663
3.00%, 3/1/52	949,162	906,268
4.00%, 5/1/52	1,499,262	1,502,855
3.00%, 6/1/52	1,200,000	1,144,352
3.50%, 6/1/52	1,300,000	1,275,029

Total Federal National Mortgage Association		187,037,811

Government National Mortgage Association - 9.8%
4.00%, 11/20/40	1,403,373	1,452,021
3.50%, 12/20/42	1,300,267	1,311,229
2.50%, 3/20/43	101,140	95,889
3.50%, 3/20/43	800,804	807,151
3.00%, 2/20/45	661,742	653,217
3.50%, 4/20/45	66,842	67,237
3.50%, 11/20/45	289,270	290,976
3.50%, 12/20/45	955,078	960,709
3.50%, 1/20/46	242,493	243,923
3.00%, 2/20/46	267,015	262,892
3.00%, 9/20/46	554,694	544,085
3.50%, 9/20/46	295,900	297,484
4.00%, 10/20/46	1,956,848	2,008,889
3.00%, 1/20/47	271,100	265,914
2.50%, 2/20/47	62,348	58,809
3.00%, 2/20/47	691,674	678,444
4.00%, 6/20/47	678,996	694,224
4.00%, 7/20/47	761,784	778,868
4.50%, 8/20/47	356,456	369,854
3.00%, 9/20/47	71,969	70,485
3.50%, 10/20/47	69,219	69,420
3.00%, 12/20/47	86,257	84,478
3.50%, 1/20/48	1,157,001	1,160,357
4.00%, 1/20/48	185,128	189,280
3.00%, 3/20/48	109,702	107,439
3.50%, 3/20/48	395,573	396,721
3.50%, 4/20/48	167,827	168,314
4.00%, 5/20/48	451,914	460,734
4.50%, 5/20/48	902,292	934,323
4.50%, 6/20/48	1,030,255	1,059,825
4.00%, 8/20/48	615,369	627,380
4.50%, 8/20/48	179,381	184,529
5.00%, 8/20/48	69,278	72,875
3.50%, 9/20/48	300,621	301,493
3.50%, 1/20/49	18,348	18,401
4.00%, 2/20/49	80,716	82,291
4.50%, 2/20/49	142,245	146,328
3.50%, 3/20/49	148,146	148,217
4.00%, 3/20/49	765,162	780,096
4.50%, 3/20/49	33,672	34,638
5.00%, 9/20/49	27,839	28,992
4.50%, 10/20/49	122,317	125,828
3.00%, 1/20/50	44,938	43,763
3.50%, 1/20/50	272,691	272,034
5.00%, 1/20/50	21,976	22,886
3.50%, 4/20/50	8,624	8,601
4.00%, 4/20/50	31,769	32,169
2.50%, 5/15/50	104,864	98,224
2.50%, 5/20/50	381,232	360,075
5.00%, 5/20/50	7,723	8,113
3.00%, 6/20/50	689,999	671,235
3.50%, 6/20/50	156,947	156,392
4.00%, 6/20/50	118,907	120,402
2.50%, 7/15/50	66,534	62,321
3.00%, 7/20/50	368,831	358,821
2.50%, 8/20/50	376,918	356,000
3.00%, 8/20/50	1,372,761	1,335,581
3.50%, 8/20/50	279,192	278,206
4.50%, 8/20/50	81,213	83,543

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2022

Investments in Long Securities	Principal Amount	Value
2.50%, 10/20/50	$530,624	$501,175
2.00%, 11/20/50	2,364,933	2,161,540
2.00%, 12/20/50	384,198	351,155
2.50%, 12/20/50	2,089,785	1,973,806
3.50%, 12/20/50	143,094	142,544
2.00%, 1/20/51	3,714,782	3,395,297
2.50%, 1/20/51	2,135,193	2,016,694
1.50%, 3/20/51	621,100	542,719
2.00%, 3/20/51	917,204	836,648
2.00%, 4/20/51	1,451,680	1,324,182
2.50%, 4/20/51	522,468	490,998
2.50%, 5/20/51	42,567	40,075
2.00%, 7/20/51	2,632,047	2,400,880
2.50%, 7/20/51	1,463,153	1,375,024
3.00%, 7/20/51	981,001	947,559
3.50%, 7/20/51	513,637	511,273
2.00%, 8/20/51	515,993	470,675
2.50%, 8/20/51	464,900	436,898
2.00%, 10/20/51	822,775	751,196
2.50%, 10/20/51	2,248,848	2,115,268
3.50%, 10/20/51	1,278,996	1,270,831
2.00%, 11/20/51	2,396,216	2,185,762
2.50%, 11/20/51	822,364	772,831
2.00%, 12/20/51	1,789,606	1,632,429
2.50%, 12/20/51	1,996,136	1,875,904
2.00%, 1/20/52	2,225,703	2,030,225
2.50%, 1/20/52	147,395	138,517
2.00%, 3/20/52	1,873,079	1,705,115
2.50%, 3/20/52	1,984,113	1,861,506
2.50%, 4/20/52	1,997,241	1,873,823
2.00%, 6/21/52(b)	8,925,000	8,116,652
2.50%, 6/21/52(b)	13,600,000	12,744,995
3.00%, 6/21/52(b)	16,225,000	15,646,925
3.50%, 6/21/52(b)	6,775,000	6,708,597
4.50%, 6/21/52(b)	450,000	459,780
5.00%, 6/21/52(b)	800,000	825,291
3.50%, 7/21/52(b)	450,000	444,559

Total Government National Mortgage Association		106,441,973

Tennessee Valley Authority - 4.3%
4.70%, 7/15/33, Series B	3,450,000	3,823,566
4.65%, 6/15/35	2,250,000	2,504,835
5.88%, 4/1/36	4,350,000	5,364,159
6.15%, 1/15/38	270,000	342,673
5.50%, 6/15/38	2,000,000	2,414,620
5.25%, 9/15/39	8,666,000	10,157,159
3.50%, 12/15/42	5,519,000	5,136,312
4.88%, 1/15/48	1,995,000	2,293,153
5.38%, 4/1/56	5,347,000	6,885,546
4.63%, 9/15/60	2,760,000	3,123,354
4.25%, 9/15/65	4,350,000	4,686,124

Total Tennessee Valley Authority		46,731,501

Uniform Mortgage-Backed Securities - 2.7%
5.00%, 6/1/52(b)	225,000	232,336
2.00%, 6/13/52(b)	14,800,000	13,121,943
2.50%, 6/13/52(b)	17,050,000	15,682,326
4.50%, 6/13/52(b)	200,000	203,402
3.50%, 7/14/52(b)	325,000	317,798

Total Uniform Mortgage-Backed Securities		29,557,805

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $521,323,895)		486,747,453

U.S. GOVERNMENT OBLIGATIONS - 20.8%

U.S. Treasury Bonds - 3.7%
6.25%, 8/15/23	175,000	183,456
7.50%, 11/15/24	175,000	195,262
7.63%, 2/15/25	500,000	564,668
6.25%, 5/15/30	150,000	186,270
5.38%, 2/15/31	475,000	566,623
4.50%, 2/15/36	710,000	848,783
4.75%, 2/15/37	600,000	733,266
4.38%, 2/15/38	290,000	341,498
4.50%, 5/15/38	580,000	692,148
3.50%, 2/15/39	85,000	90,007
4.25%, 5/15/39	480,000	555,750
4.50%, 8/15/39	476,000	567,370
4.38%, 11/15/39	525,000	615,152
4.63%, 2/15/40	245,000	295,742
1.13%, 5/15/40	875,000	620,977
4.38%, 5/15/40	625,000	731,006
1.13%, 8/15/40	1,350,000	951,750
3.88%, 8/15/40	203,000	222,348
1.38%, 11/15/40	1,360,000	1,000,237
4.25%, 11/15/40	150,000	171,844
1.88%, 2/15/41	1,450,000	1,162,605
4.75%, 2/15/41	175,000	213,568
2.25%, 5/15/41	1,375,000	1,170,469
4.38%, 5/15/41	190,000	220,608
1.75%, 8/15/41	2,000,000	1,555,781
3.75%, 8/15/41	99,000	105,868
2.00%, 11/15/41	1,950,000	1,585,289
3.13%, 11/15/41	625,000	611,621
2.38%, 2/15/42	1,600,000	1,387,125
3.13%, 2/15/42	515,000	503,010
3.00%, 5/15/42	225,000	215,086
2.75%, 8/15/42	178,000	162,940
2.75%, 11/15/42	775,000	708,217
3.13%, 2/15/43	225,000	218,268
2.88%, 5/15/43	464,000	432,100
3.63%, 8/15/43	274,000	286,887
3.75%, 11/15/43	435,000	464,193
3.63%, 2/15/44	240,000	251,119
3.38%, 5/15/44	290,000	291,812
3.13%, 8/15/44	350,000	337,941
3.00%, 11/15/44	500,000	472,344
2.50%, 2/15/45	550,000	475,578
3.00%, 5/15/45	470,000	444,150
2.88%, 8/15/45	305,000	282,244
3.00%, 11/15/45	500,000	473,437
2.50%, 2/15/46	615,000	531,687
2.50%, 5/15/46	560,000	483,875
2.25%, 8/15/46	525,000	431,443
2.88%, 11/15/46	440,000	408,341
3.00%, 2/15/47	390,000	370,713
3.00%, 5/15/47	350,000	332,773
2.75%, 8/15/47	350,000	318,582
2.75%, 11/15/47	460,000	419,247
3.00%, 2/15/48	905,000	867,457

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2022

Investments in Long Securities	Principal Amount	Value
3.13%, 5/15/48	$625,000	$614,893
3.00%, 8/15/48	545,000	523,881
3.38%, 11/15/48	565,000	583,892
3.00%, 2/15/49	530,000	513,106
2.88%, 5/15/49	550,000	521,082
2.25%, 8/15/49	560,000	466,944
2.38%, 11/15/49	550,000	471,410
2.00%, 2/15/50	855,000	672,311
1.25%, 5/15/50	1,208,000	780,009
1.38%, 8/15/50	1,330,000	888,710
1.63%, 11/15/50	1,250,000	893,359
1.88%, 2/15/51	1,050,000	799,395
2.38%, 5/15/51	1,250,000	1,074,023
2.00%, 8/15/51	1,420,000	1,114,367
1.88%, 11/15/51	1,250,000	953,516
2.25%, 2/15/52	1,300,000	1,088,242

Total U.S. Treasury Bonds		40,289,675

U.S. Treasury Notes - 17.1%
0.25%, 6/15/23	850,000	833,465
0.13%, 6/30/23	1,000,000	978,418
1.38%, 6/30/23	480,000	475,978
2.63%, 6/30/23	215,000	216,033
0.13%, 7/15/23	2,350,000	2,296,941
0.13%, 7/31/23	1,850,000	1,806,352
1.25%, 7/31/23	820,000	811,095
0.13%, 8/15/23	350,000	341,394
2.50%, 8/15/23	50,000	50,175
0.13%, 8/31/23	2,000,000	1,948,047
1.38%, 8/31/23	680,000	672,788
2.75%, 8/31/23	625,000	629,114
0.13%, 9/15/23	250,000	243,286
0.25%, 9/30/23	900,000	876,568
1.38%, 9/30/23	500,000	494,199
2.88%, 9/30/23	710,000	715,713
0.13%, 10/15/23	1,000,000	970,840
0.38%, 10/31/23	925,000	900,339
1.63%, 10/31/23	675,000	668,593
2.88%, 10/31/23	245,000	246,981
0.25%, 11/15/23	850,000	825,015
2.75%, 11/15/23	450,000	452,786
0.50%, 11/30/23	1,000,000	972,871
2.13%, 11/30/23	580,000	578,221
2.88%, 11/30/23	745,000	750,966
0.13%, 12/15/23	750,000	724,937
0.75%, 12/31/23	1,200,000	1,169,766
2.25%, 12/31/23	415,000	414,206
2.63%, 12/31/23	640,000	642,663
0.13%, 1/15/24	1,500,000	1,446,299
0.88%, 1/31/24	1,000,000	974,805
2.25%, 1/31/24	750,000	747,905
2.50%, 1/31/24	660,000	660,761
0.13%, 2/15/24	1,590,000	1,529,692
2.75%, 2/15/24	1,135,000	1,141,008
1.50%, 2/29/24	1,800,000	1,771,277
2.38%, 2/29/24	1,000,000	999,004
0.25%, 3/15/24	900,000	865,547
2.13%, 3/31/24	223,000	221,598
2.25%, 3/31/24	1,500,000	1,493,525
0.38%, 4/15/24	1,000,000	961,387
2.00%, 4/30/24	170,000	168,426
2.25%, 4/30/24	1,000,000	995,332
2.50%, 4/30/24	2,000,000	1,999,258
0.25%, 5/15/24	1,100,000	1,052,670
2.50%, 5/15/24	1,900,000	1,899,703
2.00%, 5/31/24	1,880,000	1,860,906
2.50%, 5/31/24	1,150,000	1,148,899
0.25%, 6/15/24	1,500,000	1,431,797
1.75%, 6/30/24	1,000,000	983,906
2.00%, 6/30/24	1,644,000	1,625,890
0.38%, 7/15/24	1,000,000	955,117
1.75%, 7/31/24	1,100,000	1,081,266
2.13%, 7/31/24	576,000	570,690
0.38%, 8/15/24	1,200,000	1,143,469
2.38%, 8/15/24	2,250,000	2,239,365
1.25%, 8/31/24	1,205,000	1,169,886
1.88%, 8/31/24	1,100,000	1,082,598
0.38%, 9/15/24	2,100,000	1,995,902
1.50%, 9/30/24	615,000	599,577
2.13%, 9/30/24	894,000	884,222
0.63%, 10/15/24	3,280,000	3,129,325
1.50%, 10/31/24	1,100,000	1,070,910
2.25%, 10/31/24	1,310,000	1,298,077
0.75%, 11/15/24	1,800,000	1,718,789
2.25%, 11/15/24	1,150,000	1,138,770
1.50%, 11/30/24	1,075,000	1,044,766
1.00%, 12/15/24	3,100,000	2,974,062
1.75%, 12/31/24	525,000	512,859
2.25%, 12/31/24	972,000	961,710
1.13%, 1/15/25	2,000,000	1,921,563
1.38%, 1/31/25	1,204,000	1,163,459
2.50%, 1/31/25	750,000	746,250
1.50%, 2/15/25	700,000	677,961
2.00%, 2/15/25	1,000,000	982,031
1.13%, 2/28/25	1,350,000	1,294,260
2.75%, 2/28/25	622,000	622,778
1.75%, 3/15/25	2,000,000	1,948,437
0.50%, 3/31/25	1,275,000	1,198,351
2.63%, 3/31/25	702,000	700,601
2.63%, 4/15/25	1,300,000	1,296,699
0.38%, 4/30/25	3,808,000	3,558,249
2.13%, 5/15/25	375,000	368,716
2.75%, 5/15/25	1,100,000	1,101,074
0.25%, 5/31/25	2,670,000	2,479,971
2.88%, 5/31/25	565,000	567,472
0.25%, 6/30/25	250,000	231,650
2.75%, 6/30/25	311,000	311,207
0.25%, 7/31/25	400,000	369,734
2.00%, 8/15/25	500,000	488,398
0.25%, 8/31/25	250,000	230,488
0.25%, 9/30/25	972,000	894,392
0.25%, 10/31/25	1,000,000	918,281
2.25%, 11/15/25	835,000	820,453
0.38%, 11/30/25	1,425,000	1,311,000
0.38%, 12/31/25	1,400,000	1,285,320
0.38%, 1/31/26	1,610,000	1,474,471
1.63%, 2/15/26	700,000	670,988
0.50%, 2/28/26	2,000,000	1,836,406
0.75%, 3/31/26	1,120,000	1,036,744
2.25%, 3/31/26	1,000,000	980,156
0.75%, 4/30/26	1,400,000	1,293,742
1.63%, 5/15/26	1,170,000	1,118,538
0.75%, 5/31/26	1,500,000	1,382,988
2.13%, 5/31/26	1,000,000	974,375
0.88%, 6/30/26	1,500,000	1,388,145
1.88%, 6/30/26	850,000	820,051

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2022

Investments in Long Securities	Principal Amount	Value
0.63%, 7/31/26	$1,000,000	$914,023
1.88%, 7/31/26	570,000	549,338
1.50%, 8/15/26	1,624,000	1,538,803
0.75%, 8/31/26	2,000,000	1,834,688
1.38%, 8/31/26	335,000	315,751
0.88%, 9/30/26	1,000,000	920,586
1.63%, 9/30/26	100,000	95,141
1.13%, 10/31/26	1,000,000	929,492
2.00%, 11/15/26	500,000	482,285
1.25%, 11/30/26	815,000	761,038
1.25%, 12/31/26	1,000,000	932,266
1.75%, 12/31/26	620,000	591,519
1.50%, 1/31/27	2,000,000	1,883,984
2.25%, 2/15/27	500,000	486,934
1.13%, 2/28/27	500,000	462,305
1.88%, 2/28/27	1,000,000	958,125
0.63%, 3/31/27	90,000	81,070
0.50%, 4/30/27	300,000	268,066
2.75%, 4/30/27	1,000,000	996,328
2.38%, 5/15/27	1,000,000	978,242
0.50%, 5/31/27	460,000	409,957
2.63%, 5/31/27	1,170,000	1,159,625
0.50%, 6/30/27	850,000	755,936
0.38%, 7/31/27	945,000	833,815
2.25%, 8/15/27	1,095,000	1,062,621
0.50%, 8/31/27	600,000	531,516
0.38%, 9/30/27	600,000	526,781
0.50%, 10/31/27	650,000	573,143
2.25%, 11/15/27	1,140,000	1,104,687
0.63%, 11/30/27	1,445,000	1,280,744
0.63%, 12/31/27	695,000	614,695
0.75%, 1/31/28	1,520,000	1,351,434
2.75%, 2/15/28	1,000,000	993,711
1.13%, 2/29/28	1,000,000	907,578
1.25%, 3/31/28	1,400,000	1,277,609
1.25%, 4/30/28	400,000	364,563
2.88%, 5/15/28	1,090,000	1,089,319
1.25%, 5/31/28	1,000,000	910,234
1.25%, 6/30/28	1,500,000	1,363,477
1.00%, 7/31/28	300,000	268,090
2.88%, 8/15/28	1,000,000	998,789
1.13%, 8/31/28	1,500,000	1,349,297
1.25%, 9/30/28	1,500,000	1,358,203
1.38%, 10/31/28	500,000	455,762
3.13%, 11/15/28	1,300,000	1,317,113
1.50%, 11/30/28	500,000	458,945
1.75%, 1/31/29	1,000,000	932,031
2.63%, 2/15/29	1,000,000	984,141
1.88%, 2/28/29	500,000	469,922
2.38%, 3/31/29	1,500,000	1,452,656
2.88%, 4/30/29	1,500,000	1,499,648
2.38%, 5/15/29	1,000,000	968,672
2.75%, 5/31/29	860,000	853,348
1.63%, 8/15/29	1,305,000	1,202,129
1.75%, 11/15/29	750,000	696,035
1.50%, 2/15/30	1,500,000	1,361,836
0.63%, 5/15/30	2,195,000	1,850,145
0.63%, 8/15/30	2,200,000	1,843,359
0.88%, 11/15/30	2,460,000	2,098,687
1.13%, 2/15/31	2,445,000	2,123,330
1.63%, 5/15/31	2,250,000	2,033,086
1.25%, 8/15/31	2,670,000	2,325,403
1.38%, 11/15/31	4,150,000	3,641,949
1.88%, 2/15/32	3,300,000	3,026,203
2.88%, 5/15/32	1,500,000	1,502,695

Total U.S. Treasury Notes		184,887,007

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $239,890,213)		225,176,682

U.S. CORPORATE BONDS - 23.2%

United States - 23.2%
AbbVie, Inc.
4.25%, 11/14/28	100,000	101,699
3.20%, 11/21/29	624,000	588,045
4.55%, 3/15/35	715,000	725,682
4.50%, 5/14/35	234,000	237,526
4.05%, 11/21/39	130,000	121,323
4.63%, 10/1/42	250,000	243,667
4.85%, 6/15/44	25,000	25,193
4.75%, 3/15/45	271,000	270,485
4.70%, 5/14/45	230,000	228,880
4.45%, 5/14/46	200,000	192,166
4.25%, 11/21/49	700,000	652,239
Activision Blizzard, Inc.
1.35%, 9/15/30	405,000	333,789
Adobe, Inc.
2.30%, 2/1/30	59,000	53,336
Adventist Health System
2.95%, 3/1/29	50,000	46,307
AEP Texas, Inc.
3.95%, 6/1/28	110,000	109,787
3.80%, 10/1/47	100,000	84,888
3.45%, 5/15/51	100,000	79,702
AES Corp.
2.45%, 1/15/31	412,000	343,587
Aetna, Inc.
6.63%, 6/15/36	225,000	266,899
4.75%, 3/15/44	110,000	106,218
3.88%, 8/15/47	106,000	92,842
Agilent Technologies, Inc.
2.75%, 9/15/29	33,000	29,676
2.30%, 3/12/31	250,000	211,147
Air Lease Corp.
3.63%, 4/1/27	111,000	105,690
3.63%, 12/1/27	20,000	18,776
4.63%, 10/1/28	436,000	422,955
Air Products & Chemicals, Inc.
2.05%, 5/15/30	45,000	39,700
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/28	95,000	94,481
4.50%, 7/30/29	42,000	42,102
2.75%, 12/15/29	47,000	42,484
3.38%, 8/15/31	675,000	624,854
4.00%, 2/1/50	25,000	21,557
3.00%, 5/18/51	150,000	108,075
Allstate Corp.
3.28%, 12/15/26	108,000	107,538
Ally Financial, Inc.
8.00%, 11/1/31	922,000	1,084,440
Altria Group, Inc.
4.80%, 2/14/29	296,000	295,994
3.40%, 5/6/30	300,000	270,432
5.80%, 2/14/39	333,000	329,577
3.40%, 2/4/41	270,000	196,754
4.50%, 5/2/43	125,000	103,495

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2022

Investments in Long Securities	Principal Amount	Value
5.38%, 1/31/44	$130,000	$123,234
3.88%, 9/16/46	107,000	80,042
5.95%, 2/14/49	149,000	143,600
4.45%, 5/6/50	250,000	198,225
3.70%, 2/4/51	130,000	91,250
4.00%, 2/4/61(c)	115,000	82,306
Amcor Flexibles North America, Inc.
2.69%, 5/25/31	350,000	299,204
Ameren Corp.
3.65%, 2/15/26	50,000	49,655
Ameren Illinois Co.
1.55%, 11/15/30	250,000	208,047
American Airlines Pass-Through Trust
3.15%, 8/15/33, Series 2019-1, Class AA	222,893	199,946
American Campus Communities Operating Partnership LP
3.63%, 11/15/27	61,000	60,822
2.85%, 2/1/30	94,000	90,517
3.88%, 1/30/31	311,000	312,614
American Electric Power Co., Inc.
1.00%, 11/1/25, Series N	25,000	22,921
4.30%, 12/1/28, Series J	75,000	75,173
3.25%, 3/1/50	40,000	30,356
American Equity Investment Life Holding Co.
5.00%, 6/15/27	75,000	76,142
American Financial Group, Inc.
3.50%, 8/15/26	250,000	254,585
American Homes 4 Rent LP
4.25%, 2/15/28	137,000	134,493
American Honda Finance Corp.
1.80%, 1/13/31	270,000	227,910
American International Group, Inc.
3.88%, 1/15/35	713,000	675,076
4.38%, 6/30/50	250,000	241,440
American Tower Corp.
3.55%, 7/15/27	200,000	192,426
1.50%, 1/31/28	181,000	155,128
3.80%, 8/15/29	554,000	524,416
2.90%, 1/15/30	415,000	367,229
2.30%, 9/15/31	165,000	135,138
3.10%, 6/15/50	220,000	160,208
2.95%, 1/15/51	120,000	84,677
American Water Capital Corp.
2.95%, 9/1/27	32,000	30,743
3.75%, 9/1/28	434,000	429,352
4.00%, 12/1/46	13,000	11,663
3.75%, 9/1/47	270,000	236,668
4.20%, 9/1/48	80,000	75,252
3.45%, 5/1/50	100,000	83,302
AmerisourceBergen Corp.
3.45%, 12/15/27	135,000	133,155
2.70%, 3/15/31	430,000	382,214
Amgen, Inc.
2.20%, 2/21/27	100,000	94,346
3.20%, 11/2/27	361,000	352,246
2.45%, 2/21/30	421,000	377,561
2.00%, 1/15/32	285,000	239,790
3.15%, 2/21/40	200,000	165,660
2.80%, 8/15/41	310,000	243,697
4.40%, 5/1/45	306,000	293,111
4.56%, 6/15/48	200,000	194,414
3.38%, 2/21/50	300,000	242,493
4.66%, 6/15/51	325,000	323,102
3.00%, 1/15/52	345,000	258,878
2.77%, 9/1/53	110,000	78,398
Amphenol Corp.
2.80%, 2/15/30	230,000	207,352
Analog Devices, Inc.
3.50%, 12/5/26	83,000	83,557
Anthem, Inc.
3.65%, 12/1/27	42,000	41,845
2.25%, 5/15/30	540,000	474,379
2.55%, 3/15/31	400,000	355,916
4.63%, 5/15/42	30,000	30,073
5.10%, 1/15/44	242,000	252,955
4.65%, 8/15/44	26,000	25,773
4.38%, 12/1/47	129,000	124,886
4.55%, 3/1/48	30,000	29,740
3.13%, 5/15/50	202,000	159,833
3.60%, 3/15/51	262,000	224,586
Aon Corp.
4.50%, 12/15/28	509,000	516,783
Aon Corp. / Aon Global Holdings PLC
2.90%, 8/23/51	160,000	116,358
Aon Global Ltd.
4.75%, 5/15/45	200,000	194,662
Appalachian Power Co.
3.30%, 6/1/27, Series X	100,000	98,129
Aptiv PLC
4.35%, 3/15/29	75,000	73,152
5.40%, 3/15/49	150,000	145,263
Arch Capital Finance LLC
5.03%, 12/15/46	150,000	149,342
Arch Capital Group Ltd.
3.64%, 6/30/50	247,000	205,306
Arch Capital Group U.S., Inc.
5.14%, 11/1/43	50,000	50,625
Ares Capital Corp.
2.88%, 6/15/28	671,000	572,034
Arizona Public Service Co.
2.95%, 9/15/27	33,000	31,664
Arrow Electronics, Inc.
3.88%, 1/12/28	212,000	207,109
Arthur J Gallagher & Co.
3.50%, 5/20/51	190,000	151,630
Assurant, Inc.
4.90%, 3/27/28	25,000	25,425
Assured Guaranty U.S. Holdings, Inc.
3.60%, 9/15/51	260,000	204,836
AT&T, Inc.
3.88%, 1/15/26	60,000	61,228
2.30%, 6/1/27	150,000	140,207
4.10%, 2/15/28	259,000	261,802
4.35%, 3/1/29	535,000	541,864
4.30%, 2/15/30	542,000	547,144
2.75%, 6/1/31	400,000	359,288
2.25%, 2/1/32	735,000	622,560
2.55%, 12/1/33	981,000	835,292
4.50%, 5/15/35	114,000	114,013
5.25%, 3/1/37	73,000	78,843
4.85%, 3/1/39	135,000	135,918

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2022

Investments in Long Securities	Principal Amount	Value
3.50%, 6/1/41	$150,000	$126,807
4.30%, 12/15/42	350,000	327,040
5.15%, 11/15/46	22,000	22,842
4.55%, 3/9/49	29,000	27,607
5.15%, 2/15/50	205,000	216,859
3.65%, 6/1/51	275,000	227,351
3.30%, 2/1/52	428,000	325,648
3.50%, 9/15/53	395,000	318,295
3.55%, 9/15/55	660,000	527,215
3.80%, 12/1/57	1,010,000	835,714
3.65%, 9/15/59	534,000	426,484
3.85%, 6/1/60	178,000	146,636
Athene Holding Ltd.
4.13%, 1/12/28	403,000	389,528
3.95%, 5/25/51	38,000	30,724
Autodesk, Inc.
3.50%, 6/15/27	178,000	175,033
2.40%, 12/15/31	20,000	17,018
AutoNation, Inc.
3.80%, 11/15/27	165,000	159,834
AutoZone, Inc.
3.13%, 4/18/24	50,000	49,904
3.75%, 6/1/27	113,000	112,541
3.75%, 4/18/29	175,000	168,537
1.65%, 1/15/31	270,000	217,947
AvalonBay Communities, Inc.
3.20%, 1/15/28	85,000	82,221
3.30%, 6/1/29	275,000	262,201
Avangrid, Inc.
3.80%, 6/1/29	150,000	145,577
Avery Dennison Corp.
4.88%, 12/6/28	31,000	32,026
AXIS Specialty Finance LLC
3.90%, 7/15/29	225,000	219,078
AXIS Specialty Finance PLC
4.00%, 12/6/27	25,000	24,889
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27	50,000	48,518
3.14%, 11/7/29	225,000	209,799
Baltimore Gas & Electric Co.
2.25%, 6/15/31	690,000	604,461
Bank of America Corp.
4.18%, 11/25/27, Series L	129,000	128,739
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month U.S. dollar London Interbank Offered Rate + 1.04% thereafter)(d)	500,000	478,745
3.97%, 3/5/29, (3.97% fixed rate until 3/5/28; 3-month U.S. dollar London Interbank Offered Rate + 1.07% thereafter)(d)	125,000	122,650
2.09%, 6/14/29, (2.087% fixed rate until 6/14/28; Secured Overnight Financing Rate + 1.06% thereafter)(d)	350,000	309,641
2.88%, 10/22/30, (2.884% fixed rate until 10/22/29; 3-month U.S. dollar London Interbank Offered Rate + 1.19% thereafter)(d)	125,000	113,093
2.50%, 2/13/31, (2.496% fixed rate until 2/13/30; 3-month U.S. dollar London Interbank Offered Rate + 0.99% thereafter)(d)	335,000	294,361
2.65%, 3/11/32, Series N, (2.651% fixed rate until 3/11/31; Secured Overnight Financing Rate + 1.22% thereafter)(d)	831,000	725,995
2.69%, 4/22/32, (2.687% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.32% thereafter)(d)	860,000	751,950
2.97%, 2/4/33, (2.972% fixed rate until 2/4/32; Secured Overnight Financing Rate + 1.33% thereafter)(d)	350,000	310,982
2.48%, 9/21/36, (2.482% fixed rate until 9/21/31; 5-year Constant Maturity Treasury Rate + 1.20% thereafter)(d)	520,000	422,802
4.24%, 4/24/38, (4.244% fixed rate until 4/24/37; 3-month U.S. dollar London Interbank Offered Rate + 1.814% thereafter)(d)	76,000	74,066
7.75%, 5/14/38	250,000	327,255
4.75%, 4/21/45, Series L	200,000	194,636
4.08%, 3/20/51, (4.083% fixed rate until 3/20/50; 3-month U.S. dollar London Interbank Offered Rate + 3.15% thereafter)(d)	60,000	55,378
BankUnited, Inc.
5.13%, 6/11/30	125,000	124,054
Baxalta, Inc.
5.25%, 6/23/45	14,000	14,553
Baxter International, Inc.
3.95%, 4/1/30	400,000	393,044
1.73%, 4/1/31	260,000	211,910
Becton Dickinson & Co.
3.70%, 6/6/27	75,000	74,697
1.96%, 2/11/31	250,000	207,692
4.69%, 12/15/44	87,000	84,557
4.67%, 6/6/47	124,000	121,598
3.79%, 5/20/50	250,000	215,652
Berkshire Hathaway Energy Co.
3.25%, 4/15/28	348,000	340,323
Berry Global, Inc.
1.65%, 1/15/27	175,000	156,599
Biogen, Inc.
2.25%, 5/1/30	175,000	148,013
3.15%, 5/1/50	245,000	179,360
3.25%, 2/15/51(e)	157,000	115,459
Black Hills Corp.
2.50%, 6/15/30	190,000	164,168
4.35%, 5/1/33	180,000	174,242
4.20%, 9/15/46	50,000	44,106
3.88%, 10/15/49	70,000	59,086

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2022

Investments in Long Securities	Principal Amount	Value
Block Financial LLC
3.88%, 8/15/30	$255,000	$238,231
Boardwalk Pipelines LP
4.45%, 7/15/27	120,000	119,335
3.40%, 2/15/31	210,000	187,184
Boeing Co.
2.80%, 3/1/27	285,000	262,662
3.25%, 3/1/28	149,000	137,865
5.15%, 5/1/30	424,000	421,931
3.63%, 2/1/31	200,000	180,116
3.60%, 5/1/34	337,000	282,268
6.63%, 2/15/38	420,000	449,450
3.55%, 3/1/38	50,000	38,894
6.88%, 3/15/39	70,000	76,648
5.88%, 2/15/40	130,000	129,397
5.71%, 5/1/40	436,000	429,573
3.38%, 6/15/46	60,000	42,032
3.85%, 11/1/48	50,000	37,324
3.75%, 2/1/50	135,000	100,799
5.81%, 5/1/50	275,000	271,367
5.93%, 5/1/60	542,000	530,932
Bon Secours Mercy Health, Inc.
3.46%, 6/1/30	61,000	58,168
2.10%, 6/1/31, Series 20-2	100,000	83,862
Booking Holdings, Inc.
4.63%, 4/13/30	175,000	181,291
BorgWarner, Inc.
4.38%, 3/15/45	27,000	23,230
Boston Properties LP
4.50%, 12/1/28	50,000	50,398
2.90%, 3/15/30	77,000	68,504
2.45%, 10/1/33	950,000	766,108
Boston Scientific Corp.
6.75%, 11/15/35	165,000	193,816
7.38%, 1/15/40	27,000	34,277
4.70%, 3/1/49	16,000	15,908
BP Capital Markets America, Inc.
3.02%, 1/16/27	142,000	138,329
4.23%, 11/6/28	60,000	61,211
2.72%, 1/12/32	178,000	160,673
Brandywine Operating Partnership LP
4.55%, 10/1/29	190,000	187,454
Brighthouse Financial, Inc.
5.63%, 5/15/30	400,000	414,264
4.70%, 6/22/47	50,000	42,529
Bristol-Myers Squibb Co.
1.45%, 11/13/30	113,000	94,854
4.25%, 10/26/49	25,000	24,752
Brixmor Operating Partnership LP
4.05%, 7/1/30	571,000	537,248
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.88%, 1/15/27	130,000	127,889
Broadcom, Inc.
1.95%, 2/15/28(e)	483,000	420,041
4.11%, 9/15/28	40,000	39,124
4.75%, 4/15/29	500,000	502,645
5.00%, 4/15/30	250,000	252,740
4.15%, 11/15/30	815,000	777,510
2.60%, 2/15/33(e)	380,000	307,226
3.42%, 4/15/33(e)	825,000	714,854
3.47%, 4/15/34(e)	170,000	145,529
3.50%, 2/15/41(e)	286,000	228,074
3.75%, 2/15/51(e)	370,000	289,658
Broadridge Financial Solutions, Inc.
2.90%, 12/1/29	325,000	294,187
Broadstone Net Lease LLC
2.60%, 9/15/31	350,000	294,094
Brown & Brown, Inc.
2.38%, 3/15/31	620,000	516,150
Brunswick Corp.
2.40%, 8/18/31	70,000	54,641
Bunge Ltd. Finance Corp.
3.75%, 9/25/27	114,000	112,471
2.75%, 5/14/31	75,000	65,080
Burlington Northern Santa Fe LLC
5.40%, 6/1/41	50,000	55,245
Camden Property Trust
2.80%, 5/15/30	20,000	18,226
Campbell Soup Co.
2.38%, 4/24/30(c)	250,000	217,092
4.80%, 3/15/48	143,000	140,462
Capital One Financial Corp.
3.75%, 3/9/27	267,000	263,014
3.80%, 1/31/28	355,000	344,648
Cardinal Health, Inc.
3.41%, 6/15/27	184,000	180,802
4.50%, 11/15/44	102,000	91,072
4.90%, 9/15/45	100,000	94,938
4.37%, 6/15/47	15,000	13,418
Carlisle Cos., Inc.
3.75%, 12/1/27	126,000	123,465
2.75%, 3/1/30	27,000	23,780
Carrier Global Corp.
2.70%, 2/15/31	555,000	483,566
3.38%, 4/5/40	150,000	123,156
3.58%, 4/5/50	300,000	242,412
CDW LLC / CDW Finance Corp.
5.50%, 12/1/24	128,000	130,956
3.57%, 12/1/31	476,000	425,082
CenterPoint Energy Resources Corp.
4.00%, 4/1/28(c)	105,000	105,001
CF Industries, Inc.
4.95%, 6/1/43	185,000	179,396
Charles Schwab Corp.
1.95%, 12/1/31	250,000	208,717
Charter Communications Operating LLC / Charter Communications Operating Capital
4.20%, 3/15/28	150,000	145,461
5.05%, 3/30/29	115,000	115,058
2.80%, 4/1/31	390,000	327,865
6.38%, 10/23/35	655,000	698,230
3.50%, 6/1/41	270,000	203,080
3.50%, 3/1/42	100,000	74,815
6.48%, 10/23/45	322,000	333,875
5.38%, 5/1/47	74,000	68,116
5.75%, 4/1/48	59,000	57,225
5.13%, 7/1/49	202,000	179,210
4.80%, 3/1/50	200,000	171,492
3.70%, 4/1/51	405,000	295,933

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2022

Investments in Long Securities	Principal Amount	Value
3.90%, 6/1/52	$160,000	$119,922
3.85%, 4/1/61	295,000	210,512
4.40%, 12/1/61	310,000	241,292
3.95%, 6/30/62	201,000	145,554
Cheniere Corpus Christi Holdings LLC
5.13%, 6/30/27	400,000	412,592
3.70%, 11/15/29	75,000	71,084
Chubb INA Holdings, Inc.
1.38%, 9/15/30	505,000	416,282
Church & Dwight Co., Inc.
3.15%, 8/1/27	240,000	233,870
Cigna Corp.
4.13%, 11/15/25	150,000	152,624
3.40%, 3/1/27	130,000	128,060
3.05%, 10/15/27	165,000	158,954
4.38%, 10/15/28	651,000	661,012
2.38%, 3/15/31	127,000	111,116
4.80%, 8/15/38	77,000	78,197
6.13%, 11/15/41	21,000	23,900
4.80%, 7/15/46	243,000	242,324
3.88%, 10/15/47	221,000	190,458
4.90%, 12/15/48	150,000	150,170
3.40%, 3/15/50	250,000	200,673
3.40%, 3/15/51	160,000	128,147
Cintas Corp. No. 2
3.70%, 4/1/27	48,000	48,376
Cisco Systems, Inc.
5.50%, 1/15/40	50,000	56,982
Citigroup, Inc.
4.45%, 9/29/27	347,000	347,958
3.67%, 7/24/28, (3.668% fixed rate until 7/24/27; 3-month U.S. dollar London Interbank Offered Rate + 1.39% thereafter)(d)	250,000	243,792
4.13%, 7/25/28	347,000	341,802
2.98%, 11/5/30, (2.976% fixed rate until 11/5/29; Secured Overnight Financing Rate + 1.422% thereafter)(d)	215,000	194,597
2.67%, 1/29/31, (2.666% fixed rate until 1/29/30; Secured Overnight Financing Rate + 1.146% thereafter)(d)	142,000	125,299
2.56%, 5/1/32, (2.561% fixed rate until 5/1/31; Secured Overnight Financing Rate + 1.167% thereafter)(d)	275,000	236,107
6.63%, 6/15/32	386,000	437,986
3.06%, 1/25/33, (3.057% fixed rate until 1/25/32; Secured Overnight Financing Rate + 1.351% thereafter)(d)	325,000	288,408
3.79%, 3/17/33, (3.785% fixed rate until 3/17/32; Secured Overnight Financing Rate + 1.939% thereafter)(d)	500,000	470,540
6.00%, 10/31/33	50,000	54,830
6.68%, 9/13/43	158,000	191,218
4.75%, 5/18/46	100,000	95,692
Citizens Financial Group, Inc.
2.85%, 7/27/26	334,000	318,055
Citrix Systems, Inc.
4.50%, 12/1/27	35,000	35,260
Clorox Co.
3.10%, 10/1/27	125,000	121,958
CMS Energy Corp.
3.45%, 8/15/27	157,000	154,848
4.75%, 6/1/50, (4.75% fixed rate until 3/1/30; 5-year Constant Maturity Treasury Rate + 4.116% thereafter)(d)	82,000	76,917
CNA Financial Corp.
2.05%, 8/15/30	360,000	299,725
CNH Industrial Capital LLC
4.20%, 1/15/24	154,000	156,713
Coca-Cola Co.
2.00%, 3/5/31	204,000	180,105
1.38%, 3/15/31	50,000	41,852
2.75%, 6/1/60	50,000	37,588
Comcast Corp.
2.65%, 2/1/30	56,000	51,734
1.95%, 1/15/31	250,000	215,230
1.50%, 2/15/31	260,000	215,966
2.99%, 11/1/63(e)	46,000	33,396
CommonSpirit Health
4.35%, 11/1/42	380,000	345,017
3.91%, 10/1/50	100,000	82,457
Conagra Brands, Inc.
7.00%, 10/1/28	228,000	256,609
4.85%, 11/1/28	287,000	292,312
8.25%, 9/15/30	335,000	402,657
5.40%, 11/1/48	60,000	60,415
ConocoPhillips Co.
6.95%, 4/15/29	130,000	154,453
Consolidated Edison Co. of New York, Inc.
2.40%, 6/15/31	250,000	219,877
4.45%, 3/15/44	10,000	9,550
Constellation Brands, Inc.
3.70%, 12/6/26	340,000	339,408
3.50%, 5/9/27	112,000	110,057
2.88%, 5/1/30	260,000	232,939
4.50%, 5/9/47	125,000	113,894
4.10%, 2/15/48	110,000	95,994
Constellation Energy Generation LLC
6.25%, 10/1/39	120,000	127,282
5.60%, 6/15/42	97,000	96,008
Consumers Energy Co.
3.80%, 11/15/28	100,000	99,999
Continental Airlines Pass-Through Trust
4.00%, 4/29/26, Series 2012-2, Class A	9,527	9,273
Corebridge Financial, Inc.
3.85%, 4/5/29(e)	250,000	240,400
3.90%, 4/5/32(e)	275,000	262,298
Corning, Inc.
4.75%, 3/15/42	100,000	99,093
5.45%, 11/15/79	325,000	325,536
Costco Wholesale Corp.
1.60%, 4/20/30	100,000	86,022
Crown Castle International Corp.
1.35%, 7/15/25	350,000	324,226

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2022

Investments in Long Securities	Principal Amount	Value
4.00%, 3/1/27	$220,000	$219,045
3.65%, 9/1/27	154,000	150,187
3.80%, 2/15/28	95,000	92,524
4.30%, 2/15/29	205,000	202,534
3.10%, 11/15/29	102,000	92,836
2.25%, 1/15/31	405,000	340,083
4.75%, 5/15/47	190,000	178,347
5.20%, 2/15/49	135,000	136,179
4.15%, 7/1/50	35,000	30,749
CSX Corp.
3.25%, 6/1/27	99,000	96,670
3.80%, 3/1/28	212,000	212,125
6.00%, 10/1/36	250,000	286,370
4.10%, 3/15/44	96,000	87,644
3.80%, 11/1/46	120,000	106,348
4.30%, 3/1/48	155,000	147,740
4.75%, 11/15/48	160,000	163,534
4.50%, 3/15/49	145,000	141,600
3.80%, 4/15/50	75,000	66,021
3.95%, 5/1/50	25,000	22,581
2.50%, 5/15/51	25,000	18,014
4.65%, 3/1/68	85,000	81,563
CubeSmart LP
2.25%, 12/15/28	78,000	68,643
4.38%, 2/15/29	175,000	173,558
2.50%, 2/15/32	250,000	209,867
CVS Health Corp.
6.25%, 6/1/27	125,000	137,374
4.30%, 3/25/28	897,000	908,526
3.25%, 8/15/29	572,000	539,373
4.88%, 7/20/35	703,000	725,327
4.78%, 3/25/38	136,000	136,484
6.13%, 9/15/39	25,000	28,290
4.13%, 4/1/40	250,000	229,630
2.70%, 8/21/40	275,000	209,264
5.13%, 7/20/45	143,000	146,083
5.05%, 3/25/48	550,000	561,071
4.25%, 4/1/50	150,000	137,513
Danaher Corp.
2.60%, 10/1/50	345,000	250,363
Dayton Power & Light Co.
3.95%, 6/15/49	100,000	89,142
Dell International LLC / EMC Corp.
6.10%, 7/15/27	122,000	130,577
5.30%, 10/1/29	365,000	371,909
8.10%, 7/15/36	298,000	361,373
3.45%, 12/15/51(e)	130,000	94,184
Dell, Inc.
7.10%, 4/15/28	112,000	124,820
Devon Energy Corp.
7.95%, 4/15/32	75,000	92,643
4.75%, 5/15/42	200,000	191,796
5.00%, 6/15/45	206,000	205,959
DH Europe Finance II Sarl
3.25%, 11/15/39	140,000	122,739
3.40%, 11/15/49	100,000	84,280
Diamondback Energy, Inc.
3.50%, 12/1/29	500,000	474,925
3.13%, 3/24/31	210,000	191,262
4.40%, 3/24/51	37,000	33,585
Digital Realty Trust LP
3.70%, 8/15/27	163,000	158,594
4.45%, 7/15/28(c)	257,000	257,403
3.60%, 7/1/29	100,000	94,253
Dignity Health
5.27%, 11/1/64	105,000	105,463
Discover Bank
4.65%, 9/13/28	358,000	357,757
Discovery Communications LLC
3.95%, 3/20/28	188,000	181,918
4.13%, 5/15/29	475,000	453,630
5.00%, 9/20/37	250,000	240,907
5.30%, 5/15/49	25,000	23,288
4.00%, 9/15/55	489,000	371,175
Dollar General Corp.
3.50%, 4/3/30	268,000	251,293
Dollar Tree, Inc.
2.65%, 12/1/31	350,000	297,290
Dominion Energy, Inc.
4.25%, 6/1/28	75,000	76,005
3.38%, 4/1/30, Series C	640,000	603,053
5.25%, 8/1/33, Series F	45,000	47,917
7.00%, 6/15/38	25,000	30,101
3.30%, 4/15/41, Series B	140,000	116,875
4.60%, 3/15/49, Series A	72,000	69,776
Dow Chemical Co.
4.80%, 11/30/28	257,000	266,815
7.38%, 11/1/29	105,000	125,244
4.25%, 10/1/34	145,000	143,612
5.25%, 11/15/41	128,000	132,791
4.38%, 11/15/42	110,000	104,544
5.55%, 11/30/48	250,000	272,892
DTE Electric Co.
2.63%, 3/1/31, Series C	250,000	226,555
Duke Energy Carolinas LLC
3.45%, 4/15/51	50,000	42,914
Duke Energy Corp.
3.40%, 6/15/29	67,000	63,371
2.45%, 6/1/30	260,000	227,196
2.55%, 6/15/31	608,000	522,509
3.30%, 6/15/41	150,000	121,733
4.80%, 12/15/45	35,000	33,790
3.75%, 9/1/46	175,000	145,950
3.95%, 8/15/47	250,000	211,740
4.20%, 6/15/49	50,000	43,941
Duke Energy Progress LLC
3.70%, 9/1/28	60,000	59,662
3.45%, 3/15/29	110,000	106,787
Duke Realty LP
3.25%, 6/30/26	41,000	40,171
4.00%, 9/15/28	45,000	44,991
1.75%, 2/1/31	260,000	214,009
DuPont de Nemours, Inc.
4.73%, 11/15/28	544,000	565,629
5.42%, 11/15/48	202,000	214,629
Eastman Chemical Co.
4.50%, 12/1/28	40,000	40,244
4.65%, 10/15/44	120,000	113,285
Eaton Corp.
3.10%, 9/15/27	226,000	219,875
4.00%, 11/2/32	116,000	115,432
4.15%, 11/2/42	100,000	95,644
Eaton Vance Corp.
3.50%, 4/6/27	260,000	254,992
eBay, Inc.
2.60%, 5/10/31(c)	250,000	215,595
4.00%, 7/15/42	140,000	123,325

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2022

Investments in Long Securities	Principal Amount	Value
Ecolab, Inc.
3.25%, 12/1/27	$25,000	$24,742
4.80%, 3/24/30	246,000	260,853
Edison International
4.13%, 3/15/28	45,000	43,096
El Paso Electric Co.
5.00%, 12/1/44	30,000	29,534
Electronic Arts, Inc.
1.85%, 2/15/31	344,000	286,666
Eli Lilly & Co.
3.38%, 3/15/29	187,000	185,624
Energy Transfer LP
4.40%, 3/15/27	35,000	34,806
5.50%, 6/1/27	105,000	109,203
4.00%, 10/1/27	711,000	692,862
4.95%, 5/15/28	170,000	171,438
5.25%, 4/15/29	175,000	180,138
4.15%, 9/15/29	192,000	183,170
3.75%, 5/15/30	150,000	140,436
6.63%, 10/15/36	50,000	53,065
5.80%, 6/15/38, Series 20Y	275,000	274,488
7.50%, 7/1/38	50,000	56,737
6.10%, 2/15/42	100,000	99,743
4.95%, 1/15/43	54,000	47,031
5.00%, 5/15/44	60,000	53,116
5.35%, 5/15/45	175,000	161,240
5.30%, 4/15/47	60,000	54,984
5.40%, 10/1/47	60,000	55,577
6.25%, 4/15/49	125,000	127,656
5.00%, 5/15/50	400,000	361,512
Enstar Group Ltd.
4.95%, 6/1/29	196,000	197,470
Entergy Corp.
2.80%, 6/15/30	335,000	297,101
Enterprise Products Operating LLC
4.15%, 10/16/28	371,000	373,820
3.13%, 7/31/29	152,000	143,068
6.65%, 10/15/34, Series H	290,000	338,871
7.55%, 4/15/38	50,000	62,621
5.95%, 2/1/41	225,000	246,739
4.45%, 2/15/43	200,000	185,062
4.85%, 3/15/44	150,000	145,917
5.10%, 2/15/45	300,000	297,957
4.25%, 2/15/48	170,000	153,988
4.95%, 10/15/54	175,000	169,619
3.95%, 1/31/60	260,000	216,733
5.25%, 8/16/77, Series E, (5.25% fixed rate until 8/16/27; 3-month U.S. dollar London Interbank Offered Rate + 3.033% thereafter)(d)	68,000	59,469
5.38%, 2/15/78, (5.375% fixed rate until 2/15/78; 3-month U.S. dollar London Interbank Offered Rate + 2.57% thereafter)(d)	100,000	86,366
EPR Properties
4.75%, 12/15/26	15,000	14,720
3.60%, 11/15/31	44,000	37,064
Equinix, Inc.
1.80%, 7/15/27	48,000	42,578
3.20%, 11/18/29(c)	430,000	394,753
2.15%, 7/15/30	210,000	176,757
3.00%, 7/15/50	384,000	277,213
2.95%, 9/15/51	155,000	111,343
Equitable Holdings, Inc.
4.35%, 4/20/28	329,000	329,701
5.00%, 4/20/48	95,000	92,833
ERP Operating LP
3.50%, 3/1/28	112,000	109,637
4.15%, 12/1/28	183,000	184,819
Essential Properties LP
2.95%, 7/15/31	193,000	157,733
Essential Utilities, Inc.
3.57%, 5/1/29	362,000	345,851
Essex Portfolio LP
4.00%, 3/1/29	100,000	98,081
3.00%, 1/15/30	135,000	122,311
1.65%, 1/15/31	256,000	205,425
4.50%, 3/15/48	25,000	23,537
Estee Lauder Cos., Inc.
1.95%, 3/15/31	260,000	224,125
Everest Reinsurance Holdings, Inc.
3.50%, 10/15/50	250,000	200,155
3.13%, 10/15/52	22,000	16,346
Evergy Metro, Inc.
4.20%, 6/15/47	50,000	46,382
Evergy, Inc.
2.90%, 9/15/29	160,000	144,451
Eversource Energy
1.65%, 8/15/30, Series R	300,000	245,637
Exelon Corp.
4.95%, 6/15/35	51,000	51,009
4.45%, 4/15/46	155,000	147,512
Expedia Group, Inc.
3.25%, 2/15/30	525,000	464,284
2.95%, 3/15/31	550,000	465,410
Extra Space Storage LP
2.55%, 6/1/31	95,000	80,865
Federal Realty Investment Trust
3.20%, 6/15/29	71,000	65,808
4.50%, 12/1/44	130,000	120,532
FedEx Corp.
3.40%, 2/15/28	90,000	88,024
3.10%, 8/5/29	277,000	259,469
4.25%, 5/15/30(c)	250,000	250,195
4.90%, 1/15/34	100,000	103,474
3.25%, 5/15/41	160,000	131,837
4.75%, 11/15/45	250,000	242,292
4.40%, 1/15/47	170,000	155,307
4.05%, 2/15/48	100,000	87,050
5.25%, 5/15/50	235,000	242,384
Fidelity National Financial, Inc.
4.50%, 8/15/28	230,000	228,694
Fidelity National Information Services, Inc.
0.60%, 3/1/24	200,000	191,506
1.65%, 3/1/28(c)	503,000	440,427
Fifth Third Bancorp
3.65%, 1/25/24	200,000	201,740
8.25%, 3/1/38	250,000	334,845
First Republic Bank
4.38%, 8/1/46	75,000	70,551
Fiserv, Inc.
4.20%, 10/1/28	297,000	294,279
2.65%, 6/1/30	423,000	370,730
4.40%, 7/1/49	238,000	216,011

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2022

Investments in Long Securities	Principal Amount	Value
Flex Ltd.
4.88%, 6/15/29	$100,000	$99,926
Flowers Foods, Inc.
3.50%, 10/1/26	8,000	7,792
FMC Corp.
3.45%, 10/1/29	100,000	93,657
4.50%, 10/1/49	307,000	283,398
Ford Foundation
2.42%, 6/1/50, Series 2020	75,000	53,626
Fox Corp.
4.71%, 1/25/29	364,000	369,962
3.50%, 4/8/30	95,000	88,667
5.48%, 1/25/39	265,000	272,327
5.58%, 1/25/49	50,000	52,147
Freeport-McMoRan, Inc.
4.13%, 3/1/28	520,000	499,996
5.40%, 11/14/34	115,000	117,878
FS KKR Capital Corp.
3.40%, 1/15/26	200,000	186,770
3.13%, 10/12/28	215,000	184,328
GATX Corp.
3.85%, 3/30/27	160,000	158,899
3.50%, 3/15/28	100,000	96,498
4.55%, 11/7/28	90,000	90,713
4.70%, 4/1/29(c)	125,000	127,121
1.90%, 6/1/31	250,000	200,568
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35	770,000	761,476
General Dynamics Corp.
2.13%, 8/15/26	114,000	108,440
2.63%, 11/15/27	62,000	59,113
General Electric Co.
6.75%, 3/15/32, Series MTNA	213,000	247,368
5.88%, 1/14/38	158,000	173,244
6.88%, 1/10/39	210,000	252,739
General Mills, Inc.
3.20%, 2/10/27	53,000	51,993
4.20%, 4/17/28(c)	485,000	493,987
2.25%, 10/14/31	260,000	219,918
3.00%, 2/1/51(c)	125,000	95,669
General Motors Co.
6.80%, 10/1/27	50,000	54,227
5.00%, 4/1/35	235,000	223,687
6.60%, 4/1/36	530,000	574,001
5.15%, 4/1/38	335,000	312,997
6.25%, 10/2/43	200,000	205,128
5.95%, 4/1/49	250,000	247,332
General Motors Financial Co., Inc.
1.05%, 3/8/24	500,000	479,985
3.85%, 1/5/28	206,000	195,311
Georgia Power Co.
2.20%, 9/15/24, Series A	100,000	97,482
4.30%, 3/15/43	50,000	45,281
3.70%, 1/30/50, Series B	100,000	83,171
3.25%, 3/15/51, Series A	105,000	82,119
Gilead Sciences, Inc.
2.95%, 3/1/27	72,000	69,839
1.65%, 10/1/30(c)	600,000	508,716
2.60%, 10/1/40	235,000	180,088
4.80%, 4/1/44	610,000	616,722
2.80%, 10/1/50	428,000	313,292
Global Payments, Inc.
4.45%, 6/1/28	85,000	84,482
3.20%, 8/15/29	614,000	556,929
4.15%, 8/15/49	43,000	35,874
Globe Life, Inc.
4.55%, 9/15/28	75,000	76,291
2.15%, 8/15/30	130,000	108,922
GLP Capital LP / GLP Financing II, Inc.
5.75%, 6/1/28	955,000	972,247
4.00%, 1/15/30	400,000	365,468
Goldman Sachs Group, Inc.
4.25%, 10/21/25	25,000	25,357
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month U.S. dollar London Interbank Offered Rate + 1.301% thereafter)(d)	275,000	273,333
3.80%, 3/15/30	250,000	240,477
2.62%, 4/22/32, (2.615% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.281% thereafter)(d)	350,000	302,277
3.10%, 2/24/33, (3.102% fixed rate until 2/24/32; Secured Overnight Financing Rate + 1.41% thereafter)(d)	321,000	287,831
6.45%, 5/1/36	160,000	182,819
6.75%, 10/1/37	568,000	670,876
4.02%, 10/31/38, (4.017% fixed rate until 10/31/37; 3-month U.S. dollar London Interbank Offered Rate + 1.373% thereafter)(d)	136,000	127,748
5.15%, 5/22/45	154,000	158,649
Golub Capital BDC, Inc.
2.05%, 2/15/27	200,000	171,654
GXO Logistics, Inc.
2.65%, 7/15/31(e)	350,000	287,136
Halliburton Co.
2.92%, 3/1/30	150,000	137,831
4.85%, 11/15/35	205,000	210,055
6.70%, 9/15/38	81,000	93,856
7.45%, 9/15/39	78,000	96,387
4.75%, 8/1/43	200,000	189,860
5.00%, 11/15/45	107,000	105,101
Harley-Davidson, Inc.
4.63%, 7/28/45(c)	110,000	91,748
Hartford Financial Services Group, Inc.
4.30%, 4/15/43	115,000	106,068
4.40%, 3/15/48	130,000	122,117
3.60%, 8/19/49	45,000	37,600
Hasbro, Inc.
3.50%, 9/15/27	184,000	177,968
6.35%, 3/15/40	116,000	126,398
HCA, Inc.
4.50%, 2/15/27	152,000	153,626
4.13%, 6/15/29	576,000	560,477
2.38%, 7/15/31	170,000	142,455
5.13%, 6/15/39	145,000	141,374
5.50%, 6/15/47	64,000	63,520
5.25%, 6/15/49	338,000	326,261
3.50%, 7/15/51	160,000	120,461

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2022

Investments in Long Securities	Principal Amount	Value
Healthcare Realty Trust, Inc.
3.63%, 1/15/28	$306,000	$293,234
Healthcare Trust of America Holdings LP
3.10%, 2/15/30	325,000	291,278
2.00%, 3/15/31(c)	300,000	242,931
Healthpeak Properties, Inc.
3.25%, 7/15/26	138,000	135,163
2.88%, 1/15/31	270,000	240,754
6.75%, 2/1/41	32,000	38,398
Hershey Co.
1.70%, 6/1/30	50,000	42,883
Hess Corp.
4.30%, 4/1/27	112,000	112,084
7.13%, 3/15/33	100,000	114,948
6.00%, 1/15/40	250,000	266,205
5.60%, 2/15/41	51,000	52,404
Hewlett Packard Enterprise Co.
6.20%, 10/15/35	100,000	110,742
6.35%, 10/15/45	200,000	216,058
Highwoods Realty LP
4.13%, 3/15/28	25,000	24,498
4.20%, 4/15/29	75,000	73,361
3.05%, 2/15/30	105,000	93,417
Home Depot, Inc.
2.95%, 6/15/29	145,000	138,713
1.38%, 3/15/31	260,000	215,155
2.38%, 3/15/51	50,000	35,691
Hormel Foods Corp.
1.80%, 6/11/30	150,000	127,983
Host Hotels & Resorts LP
3.50%, 9/15/30, Series I	235,000	210,217
HP, Inc.
3.40%, 6/17/30	325,000	295,136
2.65%, 6/17/31	261,000	218,744
6.00%, 9/15/41	185,000	196,357
Hubbell, Inc.
3.50%, 2/15/28	161,000	158,498
Hudson Pacific Properties LP
4.65%, 4/1/29	185,000	182,630
3.25%, 1/15/30(c)	100,000	90,585
Humana, Inc.
2.15%, 2/3/32	500,000	418,390
4.95%, 10/1/44	117,000	120,795
Huntington Ingalls Industries, Inc.
3.48%, 12/1/27	100,000	95,943
4.20%, 5/1/30	250,000	241,675
Huntsman International LLC
4.50%, 5/1/29	404,000	401,584
Hyatt Hotels Corp.
4.38%, 9/15/28	115,000	112,560
Indiana Michigan Power Co.
3.85%, 5/15/28	92,000	91,496
Ingredion, Inc.
3.20%, 10/1/26	109,000	106,044
Intel Corp.
2.45%, 11/15/29	55,000	50,379
3.90%, 3/25/30	565,000	570,723
2.00%, 8/12/31(c)	160,000	138,141
Intercontinental Exchange, Inc.
3.00%, 9/15/60	25,000	17,711
International Business Machines Corp.
3.50%, 5/15/29	450,000	434,974
International Flavors & Fragrances, Inc.
4.38%, 6/1/47	27,000	24,117
5.00%, 9/26/48	200,000	197,952
International Paper Co.
4.80%, 6/15/44	50,000	49,200
4.35%, 8/15/48(c)	284,000	268,022
Interpublic Group of Cos., Inc.
4.65%, 10/1/28	38,000	38,491
4.75%, 3/30/30	43,000	43,646
5.40%, 10/1/48(c)	225,000	234,047
Interstate Power & Light Co.
4.10%, 9/26/28	100,000	102,481
6.25%, 7/15/39	10,000	11,743
3.70%, 9/15/46	100,000	86,980
3.10%, 11/30/51	150,000	114,252
Invitation Homes Operating Partnership LP
2.00%, 8/15/31	53,000	42,566
J.M. Smucker Co.
4.25%, 3/15/35	222,000	214,150
2.75%, 9/15/41	100,000	74,458
4.38%, 3/15/45	5,000	4,644
Jabil, Inc.
3.95%, 1/12/28	214,000	210,146
Janus Henderson U.S. Holdings, Inc.
4.88%, 8/1/25	2,000	2,058
Jefferies Group LLC
2.75%, 10/15/32	120,000	97,229
6.25%, 1/15/36	318,000	336,807
6.50%, 1/20/43	61,000	65,197
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.85%, 1/15/27	69,000	70,370
4.15%, 1/23/30	203,000	192,097
JetBlue Pass Through Trust
2.75%, 11/15/33, Series 2019-1, Class AA	89,917	78,742
John Deere Capital Corp.
3.05%, 1/6/28	25,000	24,435
3.45%, 3/7/29	60,000	59,212
2.80%, 7/18/29	185,000	174,871
2.45%, 1/9/30	45,000	41,258
Johnson & Johnson
4.38%, 12/5/33	30,000	32,105
3.40%, 1/15/38	50,000	46,789
Johnson Controls International PLC
6.00%, 1/15/36	252,000	284,697
5.13%, 9/14/45	11,000	11,201
4.50%, 2/15/47	120,000	112,476
JPMorgan Chase & Co.
8.00%, 4/29/27	1,000	1,169
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month U.S. dollar London Interbank Offered Rate + 1.38% thereafter)(d)	360,000	350,737

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2022

Investments in Long Securities	Principal Amount	Value
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.26% thereafter)(d)	$685,000	$682,657
2.96%, 5/13/31, (2.956% fixed rate until 5/13/30; Secured Overnight Financing Rate + 2.515% thereafter)(d)	50,000	44,759
1.95%, 2/4/32, (1.953% fixed rate until 2/4/31; Secured Overnight Financing Rate + 1.065% thereafter)(d)	500,000	416,830
2.58%, 4/22/32, (2.58% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.25% thereafter)(d)	797,000	694,354
2.96%, 1/25/33, (2.963% fixed rate until 1/25/32; Secured Overnight Financing Rate + 1.26% thereafter)(d)	300,000	268,239
3.16%, 4/22/42, (3.157% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.46% thereafter)(d)	25,000	20,686
Juniper Networks, Inc.
2.00%, 12/10/30	60,000	48,850
5.95%, 3/15/41	100,000	102,272
Kansas City Southern
2.88%, 11/15/29	200,000	183,220
4.30%, 5/15/43	25,000	22,447
4.70%, 5/1/48	125,000	123,065
3.50%, 5/1/50	34,000	27,933
4.20%, 11/15/69	90,000	78,260
Kellogg Co.
3.40%, 11/15/27	220,000	214,916
7.45%, 4/1/31, Series B	150,000	179,771
Kennametal, Inc.
4.63%, 6/15/28	121,000	121,670
Keurig Dr. Pepper, Inc.
3.13%, 12/15/23	38,000	38,165
0.75%, 3/15/24	210,000	201,806
3.43%, 6/15/27	90,000	88,192
3.20%, 5/1/30	815,000	750,974
KeyBank NA
3.90%, 4/13/29	275,000	266,263
KeyCorp
4.10%, 4/30/28	307,000	305,318
2.55%, 10/1/29	93,000	82,922
Kilroy Realty LP
4.25%, 8/15/29	50,000	48,726
3.05%, 2/15/30	270,000	240,157
Kimberly-Clark Corp.
3.20%, 4/25/29	117,000	113,598
Kimco Realty Corp.
3.80%, 4/1/27	39,000	38,644
1.90%, 3/1/28	71,000	62,978
2.70%, 10/1/30	50,000	44,501
4.45%, 9/1/47	100,000	92,299
3.70%, 10/1/49	250,000	202,407
Kinder Morgan Energy Partners LP
7.30%, 8/15/33	124,000	143,139
5.80%, 3/15/35	50,000	52,770
6.50%, 2/1/37	25,000	27,320
6.95%, 1/15/38	90,000	102,668
6.38%, 3/1/41	8,000	8,495
5.00%, 8/15/42	210,000	197,948
4.70%, 11/1/42	100,000	89,060
5.40%, 9/1/44	75,000	73,185
Kinder Morgan, Inc.
4.30%, 3/1/28	192,000	192,977
2.00%, 2/15/31(c)	430,000	357,283
7.75%, 1/15/32	447,000	542,251
5.30%, 12/1/34	168,000	172,585
5.55%, 6/1/45	48,000	48,939
5.05%, 2/15/46	80,000	76,025
5.20%, 3/1/48	100,000	96,842
3.25%, 8/1/50	180,000	132,766
Kirby Corp.
4.20%, 3/1/28	80,000	77,098
Kohl’s Corp.
5.55%, 7/17/45	247,000	225,168
Kraft Heinz Foods Co.
5.20%, 7/15/45	624,000	608,743
4.88%, 10/1/49	596,000	557,868
Kroger Co.
3.70%, 8/1/27	295,000	293,259
5.40%, 7/15/40	50,000	52,603
5.00%, 4/15/42	66,000	66,519
5.15%, 8/1/43	115,000	118,081
4.65%, 1/15/48	119,000	114,878
5.40%, 1/15/49	50,000	53,344
Kyndryl Holdings, Inc.
2.05%, 10/15/26(e)	42,000	36,970
4.10%, 10/15/41(e)	50,000	34,968
L3Harris Technologies, Inc.
4.40%, 6/15/28	406,000	408,728
1.80%, 1/15/31	260,000	213,881
4.85%, 4/27/35	110,000	112,026
Laboratory Corp. of America Holdings
1.55%, 6/1/26	200,000	183,280
3.60%, 9/1/27	335,000	332,149
4.70%, 2/1/45	79,000	74,837
Lam Research Corp.
4.00%, 3/15/29	512,000	516,536
Las Vegas Sands Corp.
3.90%, 8/8/29(c)	257,000	224,222
Lear Corp.
4.25%, 5/15/29	298,000	286,238
Leggett & Platt, Inc.
3.50%, 11/15/27	210,000	202,585
3.50%, 11/15/51	175,000	137,027
Leidos, Inc.
2.30%, 2/15/31	370,000	307,662
Life Storage LP
3.50%, 7/1/26	60,000	58,495
3.88%, 12/15/27	10,000	9,772
Lincoln National Corp.
3.80%, 3/1/28	13,000	12,845
3.05%, 1/15/30	210,000	191,896
4.35%, 3/1/48	153,000	138,618
Linde, Inc.
3.55%, 11/7/42	50,000	45,578
Lowe’s Cos., Inc.
3.10%, 5/3/27	70,000	68,301

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2022

Investments in Long Securities	Principal Amount	Value
3.65%, 4/5/29	$500,000	$485,840
4.50%, 4/15/30	480,000	488,621
5.00%, 4/15/40	200,000	203,914
2.80%, 9/15/41	165,000	128,222
4.05%, 5/3/47	50,000	44,220
5.13%, 4/15/50	252,000	259,472
3.00%, 10/15/50	370,000	276,812
LYB International Finance BV
5.25%, 7/15/43	200,000	203,270
4.88%, 3/15/44	195,000	188,949
LYB International Finance III LLC
2.25%, 10/1/30	100,000	85,802
4.20%, 10/15/49	100,000	88,586
3.80%, 10/1/60	260,000	201,453
Magallanes, Inc.
4.28%, 3/15/32(e)	510,000	476,299
5.05%, 3/15/42(e)	732,000	662,306
5.39%, 3/15/62(e)	500,000	448,065
Magellan Midstream Partners LP
3.25%, 6/1/30(c)	375,000	344,734
5.15%, 10/15/43	147,000	145,458
4.20%, 10/3/47	100,000	87,845
3.95%, 3/1/50	25,000	20,973
Marathon Oil Corp.
4.40%, 7/15/27(c)	165,000	166,120
6.60%, 10/1/37	79,000	89,516
Marathon Petroleum Corp.
6.50%, 3/1/41	240,000	273,235
4.75%, 9/15/44	51,000	47,010
4.50%, 4/1/48	85,000	74,826
5.00%, 9/15/54	40,000	36,766
Markel Corp.
3.50%, 11/1/27	186,000	182,464
5.00%, 4/5/46	195,000	192,340
Marriott International, Inc.
4.63%, 6/15/30, Series FF	195,000	193,863
2.85%, 4/15/31, Series HH	271,000	235,410
3.50%, 10/15/32, Series GG	560,000	504,308
Marsh & McLennan Cos., Inc.
4.38%, 3/15/29	121,000	123,188
Martin Marietta Materials, Inc.
3.45%, 6/1/27	35,000	33,935
4.25%, 12/15/47	180,000	159,773
3.20%, 7/15/51	171,000	128,804
Marvell Technology, Inc.
2.95%, 4/15/31	450,000	391,302
Masco Corp.
1.50%, 2/15/28	500,000	433,655
Massachusetts Institute of Technology
5.60%, 7/1/2111	60,000	75,395
Mastercard, Inc.
3.50%, 2/26/28	122,000	122,311
2.95%, 6/1/29	409,000	393,298
1.90%, 3/15/31(c)	50,000	43,989
McCormick & Co., Inc.
3.40%, 8/15/27	60,000	58,730
1.85%, 2/15/31(c)	245,000	201,652
McDonald’s Corp.
3.80%, 4/1/28	28,000	28,103
2.63%, 9/1/29	77,000	70,610
2.13%, 3/1/30	150,000	131,811
3.60%, 7/1/30	231,000	225,019
4.70%, 12/9/35	381,000	395,063
4.88%, 7/15/40	200,000	203,468
3.70%, 2/15/42	200,000	175,168
4.45%, 3/1/47	69,000	66,818
3.63%, 9/1/49	50,000	43,183
4.20%, 4/1/50	250,000	234,265
McKesson Corp.
0.90%, 12/3/25	70,000	64,197
MDC Holdings, Inc.
3.85%, 1/15/30(c)	50,000	44,589
3.97%, 8/6/61	150,000	95,193
Merck & Co., Inc.
1.45%, 6/24/30	250,000	212,922
2.15%, 12/10/31	200,000	177,374
Mercury General Corp.
4.40%, 3/15/27	60,000	59,959
MetLife, Inc.
4.13%, 8/13/42	58,000	54,898
4.05%, 3/1/45	50,000	46,499
6.40%, 12/15/66	416,000	432,374
10.75%, 8/1/69	25,000	34,175
Micron Technology, Inc.
5.33%, 2/6/29	437,000	451,425
Microsoft Corp.
4.50%, 10/1/40	50,000	53,979
Mid-America Apartments LP
3.95%, 3/15/29	260,000	254,948
1.70%, 2/15/31	100,000	81,200
MidAmerican Energy Co.
3.10%, 5/1/27	100,000	98,215
3.65%, 4/15/29	100,000	99,345
6.75%, 12/30/31	150,000	181,955
Mississippi Power Co.
3.95%, 3/30/28	60,000	59,582
Molson Coors Beverage Co.
5.00%, 5/1/42	60,000	58,085
4.20%, 7/15/46	315,000	275,701
Mondelez International, Inc.
2.75%, 4/13/30	43,000	38,869
1.50%, 2/4/31	500,000	404,935
1.88%, 10/15/32	425,000	344,883
Montefiore Obligated Group
4.29%, 9/1/50	100,000	76,075
Moody’s Corp.
3.25%, 1/15/28	33,000	31,911
5.25%, 7/15/44	250,000	263,645
3.25%, 5/20/50	65,000	50,970
Morgan Stanley
3.95%, 4/23/27	350,000	346,094
4.43%, 1/23/30, (4.431% fixed rate until 1/23/29; 3-month U.S. dollar London Interbank Offered Rate + 1.628% thereafter)(d)	350,000	353,227
1.79%, 2/13/32, (1.794% fixed rate until 2/13/31; Secured Overnight Financing Rate + 1.034% thereafter)(d)	260,000	213,421
7.25%, 4/1/32	150,000	184,127
1.93%, 4/28/32, (1.928% fixed rate until 4/28/31; Secured Overnight Financing Rate + 1.02% thereafter)(d)	200,000	165,038

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2022

Investments in Long Securities	Principal Amount	Value
2.24%, 7/21/32, (2.239% fixed rate until 7/21/31; Secured Overnight Financing Rate + 1.178% thereafter)(d)	$260,000	$219,812
2.94%, 1/21/33, (2.943% fixed rate until 1/21/32; Secured Overnight Financing Rate + 1.29% thereafter)(d)	462,000	412,492
2.48%, 9/16/36, (2.484% fixed rate until 9/16/35; Secured Overnight Financing Rate + 1.36% thereafter)(d)	148,000	119,380
2.80%, 1/25/52, (2.802% fixed rate until 1/25/51; Secured Overnight Financing Rate + 1.43% thereafter)(d)	50,000	37,170
Morgan Stanley Domestic Holdings, Inc.
3.80%, 8/24/27	100,000	98,738
Mosaic Co.
4.05%, 11/15/27	123,000	123,009
5.63%, 11/15/43	88,000	94,202
Motorola Solutions, Inc.
4.60%, 2/23/28	60,000	60,311
4.60%, 5/23/29	125,000	122,998
2.30%, 11/15/30	100,000	81,700
2.75%, 5/24/31	361,000	303,233
5.50%, 9/1/44	50,000	48,871
Mount Sinai Hospitals Group, Inc.
3.74%, 7/1/49, Series 2019	35,000	29,047
MPLX LP
4.25%, 12/1/27	150,000	149,174
4.00%, 3/15/28	280,000	274,467
4.80%, 2/15/29	60,000	61,013
2.65%, 8/15/30	225,000	195,764
5.20%, 3/1/47	35,000	33,597
5.20%, 12/1/47	327,000	308,178
4.70%, 4/15/48	500,000	448,220
Mylan, Inc.
4.55%, 4/15/28	166,000	163,238
5.20%, 4/15/48	150,000	131,969
Nasdaq, Inc.
1.65%, 1/15/31	460,000	371,395
2.50%, 12/21/40	50,000	35,766
National Fuel Gas Co.
3.95%, 9/15/27	160,000	154,046
4.75%, 9/1/28	105,000	104,522
National Health Investors, Inc.
3.00%, 2/1/31	350,000	279,188
National Retail Properties, Inc.
3.50%, 10/15/27	15,000	14,454
2.50%, 4/15/30	200,000	174,968
3.50%, 4/15/51	150,000	118,296
National Rural Utilities Cooperative Finance Corp.
3.40%, 2/7/28	100,000	98,040
3.90%, 11/1/28	48,000	47,780
3.70%, 3/15/29	147,000	144,774
1.65%, 6/15/31	60,000	48,754
2.75%, 4/15/32	100,000	90,094
NetApp, Inc.
3.30%, 9/29/24	20,000	20,017
NewMarket Corp.
2.70%, 3/18/31	274,000	236,204
Newmont Corp.
2.80%, 10/1/29	191,000	174,807
2.60%, 7/15/32	270,000	233,134
6.25%, 10/1/39	93,000	107,100
5.45%, 6/9/44	150,000	159,749
NextEra Energy Capital Holdings, Inc.
3.50%, 4/1/29	327,000	312,530
2.75%, 11/1/29	510,000	461,774
3.00%, 1/15/52	100,000	75,542
4.80%, 12/1/77, (4.80% fixed rate until 12/1/27; 3-month U.S. dollar London Interbank Offered Rate + 2.409% thereafter)(d)	318,000	282,801
NIKE, Inc.
2.85%, 3/27/30	405,000	382,729
NiSource, Inc.
3.60%, 5/1/30	515,000	484,986
5.95%, 6/15/41	2,000	2,128
5.25%, 2/15/43	25,000	24,786
4.80%, 2/15/44	40,000	37,535
5.65%, 2/1/45	74,000	76,724
4.38%, 5/15/47	121,000	109,694
3.95%, 3/30/48	120,000	101,832
Norfolk Southern Corp.
3.15%, 6/1/27	110,000	107,139
3.80%, 8/1/28(c)	159,000	158,219
2.55%, 11/1/29	193,000	175,452
4.84%, 10/1/41	120,000	122,971
3.95%, 10/1/42	212,000	193,081
3.94%, 11/1/47	96,000	86,911
4.10%, 5/15/49	38,000	35,174
3.05%, 5/15/50	280,000	219,447
2.90%, 8/25/51	110,000	84,655
4.10%, 5/15/2121	120,000	96,734
Northrop Grumman Corp.
3.20%, 2/1/27	100,000	98,507
7.75%, 2/15/31(e)	170,000	209,557
5.15%, 5/1/40	350,000	368,637
5.05%, 11/15/40	26,000	27,324
4.75%, 6/1/43	70,000	71,002
5.25%, 5/1/50	130,000	144,491
NOV, Inc.
3.60%, 12/1/29	150,000	140,132
3.95%, 12/1/42	155,000	122,611
NSTAR Electric Co.
3.20%, 5/15/27	125,000	122,620
Nucor Corp.
5.20%, 8/1/43	225,000	237,436
2.98%, 12/15/55	47,000	33,912
NVIDIA Corp.
2.85%, 4/1/30	515,000	484,553
O’Reilly Automotive, Inc.
3.60%, 9/1/27	100,000	99,090
4.20%, 4/1/30	250,000	245,750
1.75%, 3/15/31	250,000	202,867
Office Properties Income Trust
2.65%, 6/15/26	15,000	13,371
Oglethorpe Power Corp.
5.95%, 11/1/39	50,000	54,533
5.25%, 9/1/50	105,000	106,097

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2022

Investments in Long Securities	Principal Amount	Value
Oklahoma Gas & Electric Co.
3.80%, 8/15/28(c)	$135,000	$134,229
Omega Healthcare Investors, Inc.
4.50%, 4/1/27	30,000	29,294
4.75%, 1/15/28	60,000	58,250
3.63%, 10/1/29	100,000	88,011
Omnicom Group, Inc.
2.45%, 4/30/30	480,000	419,794
ONEOK Partners LP
6.13%, 2/1/41	100,000	101,099
6.20%, 9/15/43	25,000	24,978
ONEOK, Inc.
4.00%, 7/13/27	440,000	433,844
4.55%, 7/15/28	257,000	257,671
3.40%, 9/1/29	177,000	162,029
4.95%, 7/13/47	40,000	36,054
4.45%, 9/1/49	150,000	127,136
4.50%, 3/15/50	100,000	85,019
7.15%, 1/15/51	100,000	112,476
Oracle Corp.
2.80%, 4/1/27	410,000	381,829
3.25%, 11/15/27	414,000	388,245
2.30%, 3/25/28	25,000	22,113
2.95%, 4/1/30	620,000	542,872
2.88%, 3/25/31	743,000	634,433
4.30%, 7/8/34	77,000	70,791
3.80%, 11/15/37	400,000	332,332
6.50%, 4/15/38	250,000	270,010
3.60%, 4/1/40	120,000	93,493
5.38%, 7/15/40	610,000	586,869
3.65%, 3/25/41	120,000	94,102
4.13%, 5/15/45	260,000	208,226
4.00%, 7/15/46	270,000	211,348
4.00%, 11/15/47	260,000	204,079
3.60%, 4/1/50	356,000	257,975
3.95%, 3/25/51	275,000	211,516
4.38%, 5/15/55	160,000	129,133
3.85%, 4/1/60	262,000	188,260
4.10%, 3/25/61	218,000	163,831
Oshkosh Corp.
4.60%, 5/15/28	32,000	32,465
Otis Worldwide Corp.
2.57%, 2/15/30	523,000	464,497
3.11%, 2/15/40	35,000	28,646
Ovintiv, Inc.
7.20%, 11/1/31	248,000	281,926
Owens Corning
7.00%, 12/1/36	32,000	36,411
4.30%, 7/15/47	100,000	87,354
4.40%, 1/30/48	150,000	131,954
Owl Rock Capital Corp.
2.88%, 6/11/28	375,000	318,975
Owl Rock Capital Corp. III
3.13%, 4/13/27(e)	200,000	176,036
Pacific Gas & Electric Co.
2.10%, 8/1/27	50,000	43,671
4.55%, 7/1/30	500,000	467,275
2.50%, 2/1/31	775,000	621,875
4.50%, 7/1/40	332,000	272,635
4.20%, 6/1/41	75,000	58,422
3.75%, 8/15/42	100,000	71,149
4.60%, 6/15/43	50,000	39,893
4.75%, 2/15/44	25,000	20,303
4.00%, 12/1/46	100,000	73,618
4.95%, 7/1/50	385,000	322,160
3.50%, 8/1/50	428,000	305,301
Packaging Corp. of America
3.00%, 12/15/29	242,000	223,405
4.05%, 12/15/49	26,000	23,022
Paramount Global
2.90%, 1/15/27	92,000	87,575
3.38%, 2/15/28	250,000	237,105
3.70%, 6/1/28	184,000	177,646
7.88%, 7/30/30	307,000	366,886
4.95%, 1/15/31	186,000	186,011
4.20%, 5/19/32	250,000	234,500
4.38%, 3/15/43	198,000	166,722
5.85%, 9/1/43	191,000	192,780
5.25%, 4/1/44	30,000	27,532
4.95%, 5/19/50	165,000	150,277
Parker-Hannifin Corp.
3.25%, 3/1/27(c)	200,000	195,286
3.25%, 6/14/29	222,000	208,178
4.10%, 3/1/47	100,000	88,837
4.00%, 6/14/49	95,000	83,059
PayPal Holdings, Inc.
2.30%, 6/1/30(c)	100,000	88,324
Pentair Finance Sarl
4.50%, 7/1/29	233,000	229,125
PepsiCo, Inc.
3.00%, 10/15/27(c)	28,000	27,910
PerkinElmer, Inc.
2.55%, 3/15/31	200,000	170,936
Pfizer, Inc.
3.60%, 9/15/28	94,000	95,271
3.45%, 3/15/29	98,000	97,021
2.63%, 4/1/30	175,000	163,261
1.70%, 5/28/30	57,000	49,535
1.75%, 8/18/31(c)	250,000	214,400
Philip Morris International, Inc.
1.75%, 11/1/30	410,000	332,625
Phillips 66
4.65%, 11/15/34	322,000	326,221
5.88%, 5/1/42	300,000	338,961
Phillips 66 Co.
3.75%, 3/1/28	245,000	239,823
4.90%, 10/1/46	100,000	99,095
Physicians Realty LP
3.95%, 1/15/28	75,000	73,377
Piedmont Natural Gas Co., Inc.
3.50%, 6/1/29	578,000	551,926
Piedmont Operating Partnership LP
4.45%, 3/15/24	55,000	55,849
Pioneer Natural Resources Co.
1.90%, 8/15/30	478,000	402,089
Plains All American Pipeline LP / PAA Finance Corp.
4.50%, 12/15/26	171,000	172,712
3.55%, 12/15/29	270,000	249,944
6.65%, 1/15/37	250,000	263,867
4.70%, 6/15/44	57,000	48,258
PNC Financial Services Group, Inc.
3.45%, 4/23/29	58,000	56,029
2.55%, 1/22/30	185,000	166,156
PPG Industries, Inc.
2.55%, 6/15/30	25,000	22,619

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2022

Investments in Long Securities	Principal Amount	Value
PPL Capital Funding, Inc.
4.13%, 4/15/30	$100,000	$98,786
President & Fellows of Harvard College
2.52%, 10/15/50	125,000	93,575
Principal Financial Group, Inc.
3.70%, 5/15/29	31,000	30,054
Progress Energy, Inc.
7.75%, 3/1/31	19,000	23,042
Progressive Corp.
2.45%, 1/15/27(c)	25,000	23,982
6.63%, 3/1/29(c)	105,000	121,819
Prologis LP
4.38%, 2/1/29	60,000	61,320
1.63%, 3/15/31	50,000	41,425
Prudential Financial, Inc.
4.60%, 5/15/44	100,000	98,378
4.50%, 9/15/47, (4.50% fixed rate until 9/15/27; 3-month U.S. dollar London Interbank Offered Rate + 2.38% thereafter)(c)(d)	283,000	261,401
5.70%, 9/15/48, (5.70% fixed rate until 9/15/28; 3-month U.S. dollar London Interbank Offered Rate + 2.665% thereafter)(d)	200,000	198,830
Public Service Co. of Colorado
3.70%, 6/15/28	126,000	126,939
Public Service Electric and Gas Co.
3.20%, 5/15/29	170,000	163,676
Public Storage
3.09%, 9/15/27	90,000	87,351
2.25%, 11/9/31	140,000	120,497
PulteGroup, Inc.
6.00%, 2/15/35(c)	240,000	250,224
QUALCOMM, Inc.
1.30%, 5/20/28(c)	50,000	44,294
Quanta Services, Inc.
3.05%, 10/1/41	360,000	266,018
Quest Diagnostics, Inc.
2.95%, 6/30/30	485,000	439,095
4.70%, 3/30/45	25,000	24,403
Raytheon Technologies Corp.
3.50%, 3/15/27	190,000	189,236
7.20%, 8/15/27	21,000	24,356
4.13%, 11/16/28	363,000	369,723
2.25%, 7/1/30	425,000	375,368
4.45%, 11/16/38	152,000	151,105
4.88%, 10/15/40	135,000	139,682
4.70%, 12/15/41	50,000	50,378
4.50%, 6/1/42	271,000	272,160
4.15%, 5/15/45	119,000	111,785
3.75%, 11/1/46	106,000	94,252
4.35%, 4/15/47	102,000	98,674
4.05%, 5/4/47	155,000	144,917
4.63%, 11/16/48	45,000	46,049
3.13%, 7/1/50	250,000	202,065
3.03%, 3/15/52	210,000	164,898
Realty Income Corp.
4.13%, 10/15/26	95,000	96,502
3.00%, 1/15/27	46,000	44,494
3.65%, 1/15/28	176,000	173,223
Regency Centers LP
4.13%, 3/15/28	40,000	39,584
2.95%, 9/15/29	272,000	244,612
4.40%, 2/1/47	178,000	166,350
4.65%, 3/15/49	150,000	142,796
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/30	128,000	106,252
2.80%, 9/15/50	160,000	115,128
Regions Financial Corp.
7.38%, 12/10/37	50,000	62,940
Reinsurance Group of America, Inc.
3.90%, 5/15/29	75,000	72,684
3.15%, 6/15/30	300,000	275,775
Republic Services, Inc.
3.95%, 5/15/28	34,000	34,244
1.45%, 2/15/31	280,000	226,150
1.75%, 2/15/32(c)	493,000	401,958
Rockwell Automation, Inc.
3.50%, 3/1/29	68,000	66,926
Roper Technologies, Inc.
3.80%, 12/15/26	140,000	139,867
1.40%, 9/15/27	44,000	38,732
2.00%, 6/30/30	400,000	335,004
Ross Stores, Inc.
1.88%, 4/15/31(c)	250,000	203,722
Royalty Pharma PLC
2.20%, 9/2/30	340,000	283,863
3.30%, 9/2/40	101,000	79,529
3.55%, 9/2/50	135,000	99,310
RPM International, Inc.
3.75%, 3/15/27	73,000	72,144
4.55%, 3/1/29	260,000	257,938
S&P Global, Inc.
2.95%, 1/22/27	5,000	4,873
4.25%, 5/1/29(c)(e)	210,000	213,333
Sabine Pass Liquefaction LLC
5.00%, 3/15/27	50,000	51,569
4.20%, 3/15/28	302,000	299,113
4.50%, 5/15/30	262,000	262,031
Sabra Health Care LP
5.13%, 8/15/26	185,000	185,455
3.90%, 10/15/29	500,000	463,085
Santander Holdings USA, Inc.
4.40%, 7/13/27	102,000	101,301
Sempra Energy
3.25%, 6/15/27	40,000	38,815
3.40%, 2/1/28	246,000	239,127
3.80%, 2/1/38	150,000	133,235
6.00%, 10/15/39	85,000	95,562
ServiceNow, Inc.
1.40%, 9/1/30	320,000	261,098
Sherwin-Williams Co.
3.45%, 6/1/27	116,000	113,896
2.95%, 8/15/29	195,000	180,256
2.30%, 5/15/30	290,000	252,506
4.55%, 8/1/45	62,000	57,966
4.50%, 6/1/47	215,000	206,877
Shire Acquisitions Investments Ireland DAC
3.20%, 9/23/26	88,000	86,083
Simon Property Group LP
3.38%, 6/15/27	175,000	170,956

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2022

Investments in Long Securities	Principal Amount	Value
1.75%, 2/1/28	$25,000	$22,083
2.45%, 9/13/29	382,000	336,626
SITE Centers Corp.
4.70%, 6/1/27	30,000	30,395
Skyworks Solutions, Inc.
1.80%, 6/1/26	222,000	200,604
3.00%, 6/1/31	260,000	218,522
Snap-on, Inc.
3.25%, 3/1/27(c)	150,000	149,618
Sonoco Products Co.
2.25%, 2/1/27	50,000	46,269
3.13%, 5/1/30	36,000	32,526
2.85%, 2/1/32	350,000	304,668
Southern California Edison Co.
3.65%, 3/1/28, Series B	100,000	96,751
4.20%, 3/1/29, Series A	110,000	108,409
6.65%, 4/1/29	233,000	254,511
Southern Co.
3.70%, 4/30/30, Series A	125,000	119,549
4.25%, 7/1/36	257,000	246,895
4.40%, 7/1/46	105,000	97,520
Southern Co. Gas Capital Corp.
5.88%, 3/15/41	150,000	164,487
4.40%, 6/1/43	100,000	91,513
3.95%, 10/1/46	25,000	21,241
4.40%, 5/30/47	3,000	2,744
Southern Power Co.
5.15%, 9/15/41	150,000	149,090
5.25%, 7/15/43	145,000	142,418
4.95%, 12/15/46, Series F	160,000	153,392
Southwest Airlines Co.
5.13%, 6/15/27	225,000	234,605
3.45%, 11/16/27	100,000	96,027
Southwest Gas Corp.
3.80%, 9/29/46	250,000	207,300
4.15%, 6/1/49	500,000	432,270
Southwestern Electric Power Co.
1.65%, 3/15/26, Series N	485,000	447,655
4.10%, 9/15/28, Series M	129,000	127,676
3.85%, 2/1/48, Series L	150,000	126,668
Spectra Energy Partners LP
5.95%, 9/25/43	100,000	110,197
Spirit Airlines Pass-Through Trust
4.10%, 10/1/29, Series A	111,241	107,794
Spirit Realty LP
3.40%, 1/15/30	140,000	126,141
Stanley Black & Decker, Inc.
4.25%, 11/15/28	159,000	161,402
2.30%, 3/15/30	25,000	22,006
Starbucks Corp.
4.00%, 11/15/28	383,000	385,191
3.55%, 8/15/29	389,000	375,459
4.30%, 6/15/45	150,000	137,007
4.50%, 11/15/48	50,000	47,450
4.45%, 8/15/49	247,000	231,871
3.35%, 3/12/50	60,000	47,008
3.50%, 11/15/50	60,000	48,901
State Street Corp.
3.03%, 11/1/34, (3.031% fixed rate until 11/1/29; Secured Overnight Financing Rate + 1.49% thereafter)(d)	390,000	355,621
Steel Dynamics, Inc.
3.45%, 4/15/30	234,000	218,029
3.25%, 1/15/31	200,000	182,298
STERIS Irish FinCo Unlimited Co.
2.70%, 3/15/31	399,000	344,249
Stifel Financial Corp.
4.00%, 5/15/30	175,000	167,389
STORE Capital Corp.
4.50%, 3/15/28	30,000	30,052
4.63%, 3/15/29	25,000	24,949
Stryker Corp.
4.63%, 3/15/46	438,000	435,696
2.90%, 6/15/50	53,000	40,233
Summa Health
3.51%, 11/15/51	110,000	91,628
SVB Financial Group
3.13%, 6/5/30	300,000	267,441
1.80%, 2/2/31	421,000	337,377
Synchrony Financial
3.70%, 8/4/26	119,000	114,923
3.95%, 12/1/27	223,000	213,092
5.15%, 3/19/29	200,000	198,496
Sysco Corp.
3.25%, 7/15/27	180,000	174,834
5.95%, 4/1/30	160,000	175,931
5.38%, 9/21/35	72,000	77,206
4.50%, 4/1/46	25,000	23,512
6.60%, 4/1/50	227,000	277,514
T-Mobile USA, Inc.
3.75%, 4/15/27	797,000	786,256
2.05%, 2/15/28	110,000	98,302
3.88%, 4/15/30	1,025,000	986,419
2.55%, 2/15/31	163,000	141,510
2.25%, 11/15/31	170,000	141,610
2.70%, 3/15/32(e)	300,000	260,007
4.38%, 4/15/40	115,000	108,153
3.00%, 2/15/41	140,000	110,390
4.50%, 4/15/50	300,000	280,212
3.30%, 2/15/51	188,000	145,871
3.40%, 10/15/52(e)	338,000	262,771
3.60%, 11/15/60	100,000	77,535
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.88%, 2/1/31	790,000	757,563
Target Corp.
3.38%, 4/15/29	130,000	127,871
TC PipeLines LP
3.90%, 5/25/27	217,000	216,516
TD SYNNEX Corp.
1.75%, 8/9/26(e)	112,000	99,867
2.65%, 8/9/31(e)	58,000	47,783
Teledyne FLIR LLC
2.50%, 8/1/30	234,000	200,681
Teledyne Technologies, Inc.
2.25%, 4/1/28	178,000	158,767
2.75%, 4/1/31	270,000	235,599
Texas Instruments, Inc.
2.25%, 9/4/29	100,000	91,676
Textron, Inc.
3.65%, 3/15/27	250,000	246,790
3.38%, 3/1/28	150,000	144,140

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2022

Investments in Long Securities	Principal Amount	Value
Thermo Fisher Scientific, Inc.
2.00%, 10/15/31(c)	$200,000	$171,570
2.80%, 10/15/41	295,000	238,584
4.10%, 8/15/47	65,000	62,914
Time Warner Cable LLC
6.55%, 5/1/37	501,000	530,424
7.30%, 7/1/38	209,000	232,000
5.50%, 9/1/41	160,000	148,707
4.50%, 9/15/42	50,000	41,643
Time Warner Entertainment Co. LP
8.38%, 7/15/33	300,000	364,176
Timken Co.
4.50%, 12/15/28	256,000	255,432
TJX Cos., Inc.
1.60%, 5/15/31(c)	125,000	103,558
Toledo Hospital
5.33%, 11/15/28, Series B	100,000	99,701
Toll Brothers Finance Corp.
4.88%, 3/15/27	145,000	145,554
3.80%, 11/1/29(c)	285,000	262,545
Toyota Motor Credit Corp.
2.15%, 2/13/30	110,000	97,742
1.65%, 1/10/31	155,000	129,504
Trane Technologies Global Holding Co. Ltd.
3.75%, 8/21/28	83,000	80,653
5.75%, 6/15/43	50,000	54,715
Trane Technologies Luxembourg Finance SA
3.80%, 3/21/29	180,000	173,603
4.50%, 3/21/49	150,000	140,315
Transatlantic Holdings, Inc.
8.00%, 11/30/39	30,000	40,280
Transcontinental Gas Pipe Line Co. LLC
4.00%, 3/15/28	345,000	343,268
4.60%, 3/15/48	200,000	187,852
Trimble, Inc.
4.90%, 6/15/28	160,000	161,850
Truist Bank
3.30%, 5/15/26	40,000	39,374
Tyson Foods, Inc.
4.35%, 3/1/29	385,000	391,387
4.88%, 8/15/34	176,000	182,799
4.55%, 6/2/47	50,000	48,137
5.10%, 9/28/48	111,000	116,372
U.S. Bancorp
2.49%, 11/3/36, (2.491% fixed rate until 11/3/31; 5-year Constant Maturity Treasury Rate + 0.95% thereafter)(d)	270,000	227,340
UDR, Inc.
2.95%, 9/1/26	40,000	38,293
3.50%, 1/15/28	25,000	24,095
4.40%, 1/26/29	104,000	104,701
3.20%, 1/15/30	210,000	193,498
3.00%, 8/15/31	73,000	64,951
Union Pacific Corp.
6.63%, 2/1/29	187,000	216,232
2.38%, 5/20/31(c)	110,000	97,892
4.05%, 3/1/46	49,000	46,191
United Airlines Pass-Through Trust
4.30%, 2/15/27, Series 2013-1, Class A	279,475	272,622
4.00%, 10/11/27, Series 2014-1, Class A	41,241	39,956
3.75%, 3/3/28, Series 2014-2, Class A	17,155	16,408
3.45%, 1/7/30, Series 2016-1, Class A	22,877	20,661
United Parcel Service, Inc.
3.05%, 11/15/27(c)	49,000	48,472
3.40%, 3/15/29	160,000	158,024
UnitedHealth Group, Inc.
3.45%, 1/15/27	103,000	103,264
3.38%, 4/15/27	95,000	94,949
3.85%, 6/15/28	95,000	96,791
3.88%, 12/15/28	40,000	40,823
3.05%, 5/15/41	25,000	21,101
3.25%, 5/15/51	25,000	20,946
Universal Health Services, Inc.
2.65%, 1/15/32(e)	370,000	305,294
University of Notre Dame du Lac
3.39%, 2/15/48, Series 2017	12,000	10,856
Unum Group
5.75%, 8/15/42	122,000	119,403
4.50%, 12/15/49	125,000	102,125
Utah Acquisition Sub, Inc.
5.25%, 6/15/46	135,000	120,574
Valero Energy Corp.
2.15%, 9/15/27	104,000	94,405
4.35%, 6/1/28	193,000	193,050
4.00%, 4/1/29(c)	175,000	171,026
6.63%, 6/15/37	100,000	114,411
4.90%, 3/15/45	223,000	215,050
Valero Energy Partners LP
4.50%, 3/15/28	75,000	75,685
Valmont Industries, Inc.
5.00%, 10/1/44	105,000	100,504
Ventas Realty LP
4.00%, 3/1/28	115,000	113,162
4.40%, 1/15/29	135,000	134,055
3.00%, 1/15/30	615,000	553,894
2.50%, 9/1/31	350,000	297,626
Verisk Analytics, Inc.
5.50%, 6/15/45(c)	125,000	130,408
3.63%, 5/15/50	45,000	36,367
Verizon Communications, Inc.
0.85%, 11/20/25	250,000	230,855
4.13%, 3/16/27	213,000	218,308
4.33%, 9/21/28	611,000	621,809
3.88%, 2/8/29	537,000	535,792
4.02%, 12/3/29	773,000	767,798
1.68%, 10/30/30	229,000	190,466
1.75%, 1/20/31	680,000	565,488
2.55%, 3/21/31	1,256,000	1,114,110
2.36%, 3/15/32	300,000	258,420
4.50%, 8/10/33	267,000	272,129
2.65%, 11/20/40	130,000	100,628
3.40%, 3/22/41	140,000	120,884
2.85%, 9/3/41	160,000	127,675
4.00%, 3/22/50	627,000	574,821
2.88%, 11/20/50	720,000	538,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2022

Investments in Long Securities	Principal Amount	Value
3.55%, 3/22/51	$541,000	$459,060
2.99%, 10/30/56	500,000	370,915
3.00%, 11/20/60	155,000	112,966
3.70%, 3/22/61	383,000	320,785
VF Corp.
2.80%, 4/23/27	130,000	124,658
2.95%, 4/23/30	125,000	113,559
Viatris, Inc.
2.70%, 6/22/30	250,000	210,290
3.85%, 6/22/40	150,000	116,901
4.00%, 6/22/50	250,000	185,345
Virginia Electric & Power Co.
6.00%, 1/15/36, Series B	92,000	105,363
4.20%, 5/15/45, Series B	50,000	46,785
VMware, Inc.
3.90%, 8/21/27	114,000	112,329
2.20%, 8/15/31	500,000	405,925
Vontier Corp.
2.95%, 4/1/31	250,000	210,655
Voya Financial, Inc.
4.70%, 1/23/48, (4.70% fixed rate until 1/23/48; 3-month U.S. dollar London Interbank Offered Rate + 2.084% thereafter)(d)	40,000	34,618
Vulcan Materials Co.
3.90%, 4/1/27	20,000	20,091
4.50%, 6/15/47	80,000	75,162
4.70%, 3/1/48	30,000	29,171
W.R. Berkley Corp.
4.75%, 8/1/44	8,000	7,911
4.00%, 5/12/50	150,000	131,594
Walgreens Boots Alliance, Inc.
3.20%, 4/15/30(c)	450,000	418,261
4.50%, 11/18/34	50,000	48,181
4.80%, 11/18/44	52,000	48,713
4.10%, 4/15/50(c)	150,000	125,277
Walt Disney Co.
2.00%, 9/1/29	64,000	56,605
3.80%, 3/22/30(c)	50,000	49,801
3.50%, 5/13/40	50,000	44,621
Waste Connections, Inc.
3.50%, 5/1/29(c)	121,000	116,521
2.20%, 1/15/32	550,000	465,503
Waste Management, Inc.
3.15%, 11/15/27(c)	175,000	171,763
1.15%, 3/15/28(c)	50,000	43,693
1.50%, 3/15/31	300,000	246,687
4.15%, 7/15/49	50,000	48,251
2.50%, 11/15/50	50,000	35,507
WEC Energy Group, Inc.
1.38%, 10/15/27(c)	85,000	74,792
Wells Fargo & Co.
4.48%, 4/4/31, (4.478% fixed rate until 4/4/30; Secured Overnight Financing Rate + 4.032% thereafter)(d)	450,000	456,246
3.35%, 3/2/33, (3.35% fixed rate until 3/2/32; Secured Overnight Financing Rate + 1.50% thereafter)(d)	490,000	452,750
3.07%, 4/30/41, (3.068% fixed rate until 4/30/40; Secured Overnight Financing Rate + 2.53% thereafter)(d)	100,000	82,849
Welltower, Inc.
4.25%, 4/15/28	75,000	75,066
4.13%, 3/15/29(c)	200,000	197,894
3.10%, 1/15/30	379,000	348,233
2.80%, 6/1/31	200,000	176,258
Westinghouse Air Brake Technologies Corp.
4.95%, 9/15/28	189,000	190,091
Westlake Corp.
5.00%, 8/15/46	85,000	84,454
4.38%, 11/15/47	85,000	76,766
3.13%, 8/15/51	180,000	133,783
WestRock MWV LLC
8.20%, 1/15/30	36,000	44,037
Weyerhaeuser Co.
6.95%, 10/1/27(c)	175,000	199,675
4.00%, 11/15/29	70,000	68,318
7.38%, 3/15/32	61,000	74,002
Whirlpool Corp.
2.40%, 5/15/31	165,000	140,260
4.60%, 5/15/50	250,000	228,712
Williams Cos., Inc.
3.75%, 6/15/27	174,000	171,113
2.60%, 3/15/31	350,000	303,730
8.75%, 3/15/32	45,000	58,218
6.30%, 4/15/40	55,000	61,154
5.75%, 6/24/44	102,000	106,778
5.10%, 9/15/45	400,000	392,608
Willis North America, Inc.
4.50%, 9/15/28	100,000	99,703
2.95%, 9/15/29	150,000	134,943
Wisconsin Power & Light Co.
3.00%, 7/1/29	110,000	103,271
WRKCo, Inc.
3.00%, 9/15/24	189,000	187,222
4.00%, 3/15/28	444,000	441,425
3.90%, 6/1/28	98,000	97,016
4.90%, 3/15/29	162,000	167,344
3.00%, 6/15/33	245,000	216,053
Xcel Energy, Inc.
3.40%, 6/1/30	80,000	75,330
6.50%, 7/1/36	250,000	295,112
Xylem, Inc.
1.95%, 1/30/28	210,000	190,088
Zimmer Biomet Holdings, Inc.
5.75%, 11/30/39	108,000	113,887
Zoetis, Inc.
3.00%, 9/12/27	236,000	228,184
3.90%, 8/20/28	131,000	130,929
4.70%, 2/1/43	25,000	25,521
3.95%, 9/12/47	125,000	115,733
4.45%, 8/20/48	100,000	98,827

TOTAL U.S. CORPORATE BONDS (Cost: $282,915,045)		251,766,640

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2022

Investments in Long Securities	Principal Amount	Value
FOREIGN CORPORATE BONDS - 4.1%

Australia - 0.1%
Rio Tinto Finance USA Ltd.
7.13%, 7/15/28	$148,000	$173,474
Westpac Banking Corp.
4.11%, 7/24/34, (4.11% fixed rate until 7/24/29; 5-year Constant Maturity Treasury Rate + 2.00% thereafter)(d)	275,000	258,184
2.67%, 11/15/35, (2.668% fixed rate until 11/15/30; 5-year Constant Maturity Treasury Rate + 1.75% thereafter)(d)	490,000	402,995
2.96%, 11/16/40	197,000	147,963

Total Australia		982,616

Austria - 0.1%
Suzano Austria GmbH
6.00%, 1/15/29	450,000	462,870
5.00%, 1/15/30	490,000	475,315
3.75%, 1/15/31	250,000	222,187

Total Austria		1,160,372

Belgium - 0.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 2/1/36	575,000	581,762
4.90%, 2/1/46	775,000	775,008
Anheuser-Busch InBev Finance, Inc.
4.70%, 2/1/36	110,000	111,281
4.90%, 2/1/46	473,000	471,652
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 1/23/29	662,000	691,029
4.90%, 1/23/31	410,000	433,456
4.38%, 4/15/38	70,000	67,509
8.20%, 1/15/39	150,000	206,058
5.45%, 1/23/39	435,000	467,312
8.00%, 11/15/39	346,000	462,398
4.35%, 6/1/40	100,000	95,435
4.60%, 4/15/48	275,000	263,323
4.44%, 10/6/48	155,000	145,071
5.55%, 1/23/49	240,000	262,317
4.50%, 6/1/50	316,000	300,933
4.60%, 6/1/60	320,000	301,357

Total Belgium		5,635,901

Bermuda - 0.0%
RenaissanceRe Holdings Ltd.
3.60%, 4/15/29	225,000	215,674
XLIT Ltd.
5.50%, 3/31/45	53,000	57,426

Total Bermuda		273,100

Brazil - 0.1%
Vale Overseas Ltd.
3.75%, 7/8/30(c)	443,000	413,354
6.88%, 11/21/36	127,000	142,691
6.88%, 11/10/39	139,000	157,669

Total Brazil		713,714

Canada - 0.8%
Bank of Montreal
3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(d)	299,000	285,886
Barrick Gold Corp.
5.25%, 4/1/42	125,000	130,170
Barrick North America Finance LLC
5.75%, 5/1/43	82,000	89,981
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	50,000	55,921
Bell Canada
4.30%, 7/29/49	275,000	256,784
3.20%, 2/15/52, Series US-6	260,000	203,070
Canadian National Railway Co.
6.90%, 7/15/28	135,000	157,218
Canadian Natural Resources Ltd.
3.85%, 6/1/27	56,000	55,284
2.95%, 7/15/30	30,000	27,054
7.20%, 1/15/32	209,000	244,963
6.50%, 2/15/37	104,000	116,037
4.95%, 6/1/47	150,000	150,210
Canadian Pacific Railway Co.
4.00%, 6/1/28	46,000	46,486
7.13%, 10/15/31	313,000	380,959
4.80%, 9/15/35	95,000	98,098
3.10%, 12/2/51	61,000	47,945
6.13%, 9/15/2115	110,000	123,776
Cenovus Energy, Inc.
5.25%, 6/15/37	500,000	509,785
3.75%, 2/15/52(c)	100,000	80,770
CI Financial Corp.
3.20%, 12/17/30	260,000	215,649
4.10%, 6/15/51	295,000	217,436
Emera U.S. Finance LP
4.75%, 6/15/46	145,000	136,210
Enbridge, Inc.
4.25%, 12/1/26	25,000	25,292
3.70%, 7/15/27(c)	170,000	167,294
3.13%, 11/15/29	107,000	99,498
5.50%, 12/1/46	260,000	280,101
4.00%, 11/15/49	160,000	141,909
Fairfax Financial Holdings Ltd.
4.85%, 4/17/28	157,000	158,551
Manulife Financial Corp.
4.06%, 2/24/32, (4.061% fixed rate until 2/24/27; 5-year U.S. dollar ICE Swap Rate + 1.647% thereafter)(d)	35,000	33,878
Nutrien Ltd.
4.20%, 4/1/29	192,000	192,275
4.13%, 3/15/35	55,000	52,826
5.88%, 12/1/36	60,000	67,708
5.25%, 1/15/45	334,000	350,897
Rogers Communications, Inc.
4.50%, 3/15/43	50,000	45,946
5.00%, 3/15/44	113,000	111,597

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2022

Investments in Long Securities	Principal Amount	Value
4.30%, 2/15/48(c)	$81,000	$70,532
4.35%, 5/1/49	517,000	464,039
Suncor Energy, Inc.
7.15%, 2/1/32	22,000	25,903
5.95%, 12/1/34	191,000	208,463
5.95%, 5/15/35	76,000	83,198
6.80%, 5/15/38	93,000	109,460
6.50%, 6/15/38	265,000	303,544
4.00%, 11/15/47	50,000	44,596
Teck Resources Ltd.
6.13%, 10/1/35	235,000	258,761
TELUS Corp.
3.70%, 9/15/27(c)	220,000	220,194
4.60%, 11/16/48	118,000	118,084
Thomson Reuters Corp.
5.65%, 11/23/43	90,000	95,818
TransCanada PipeLines Ltd.
4.25%, 5/15/28	252,000	253,950
4.63%, 3/1/34	640,000	646,355
4.75%, 5/15/38	265,000	263,452
7.25%, 8/15/38	250,000	311,177
6.10%, 6/1/40	50,000	56,418
5.10%, 3/15/49	97,000	102,174

Total Canada		8,993,582

Chile - 0.1%
Celulosa Arauco y Constitucion SA
3.88%, 11/2/27	205,000	196,390
Enel Chile SA
4.88%, 6/12/28(c)	545,000	543,992

Total Chile		740,382

China - 0.1%
Baidu, Inc.
4.38%, 3/29/28(c)	60,000	59,573
NXP BV / NXP Funding LLC
5.55%, 12/1/28	230,000	242,388
NXP BV / NXP Funding LLC / NXP USA, Inc.
4.30%, 6/18/29	500,000	492,970
Weibo Corp.
3.38%, 7/8/30	175,000	144,949

Total China		939,880

France - 0.1%
AXA SA
8.60%, 12/15/30	200,000	244,746
Orange SA
9.00%, 3/1/31	287,000	382,772
5.38%, 1/13/42	145,000	155,553
5.50%, 2/6/44	135,000	148,160
Sanofi
3.63%, 6/19/28	250,000	253,240
TotalEnergies Capital International SA
2.83%, 1/10/30	200,000	187,232
Veolia Environnement SA
6.75%, 6/1/38	33,000	40,864

Total France		1,412,567

Germany - 0.2%
Daimler Finance North America LLC
8.50%, 1/18/31	100,000	128,807
Deutsche Bank AG
4.10%, 1/13/26(c)	250,000	249,343
3.55%, 9/18/31, (3.547% fixed rate until 9/18/30; Secured Overnight Financing Rate + 3.043% thereafter)(d)	685,000	602,964
Deutsche Telekom International Finance BV
8.75%, 6/15/30	546,000	695,812
9.25%, 6/1/32(c)	98,000	134,884

Total Germany		1,811,810

Ireland - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.50%, 9/15/23	350,000	352,520
3.65%, 7/21/27	210,000	197,345
3.00%, 10/29/28	250,000	219,358
3.30%, 1/30/32	500,000	422,945
3.40%, 10/29/33	500,000	416,350
3.85%, 10/29/41	200,000	156,344

Total Ireland		1,764,862

Japan - 0.3%
Mitsubishi UFJ Financial Group, Inc.
3.74%, 3/7/29	150,000	144,594
3.20%, 7/18/29	235,000	217,859
2.31%, 7/20/32, (2.309% fixed rate until 7/20/31; 1-year Constant Maturity Treasury Rate + 0.95% thereafter)(d)	260,000	218,569
Mizuho Financial Group, Inc.
4.02%, 3/5/28	200,000	197,736
1.98%, 9/8/31, (1.979% fixed rate until 9/8/30; Secured Overnight Financing Rate + 1.532% thereafter)(d)	200,000	163,604
Nomura Holdings, Inc.
3.10%, 1/16/30	390,000	347,451
ORIX Corp.
3.70%, 7/18/27(c)	90,000	89,116
Sumitomo Mitsui Financial Group, Inc.
3.54%, 1/17/28(c)	200,000	193,238
3.04%, 7/16/29	210,000	192,471
3.20%, 9/17/29	246,000	224,251
2.14%, 9/23/30	432,000	356,374
Takeda Pharmaceutical Co. Ltd.
4.40%, 11/26/23	200,000	203,534
5.00%, 11/26/28	366,000	383,444
2.05%, 3/31/30	350,000	300,202
3.18%, 7/9/50	260,000	202,153

Total Japan		3,434,596

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2022

Investments in Long Securities	Principal Amount	Value
Luxembourg - 0.0%
ArcelorMittal SA
6.75%, 3/1/41	$150,000	$160,118

Macau - 0.0%
Sands China Ltd.
5.40%, 8/8/28	450,000	397,525

Mexico - 0.1%
America Movil SAB de CV
3.63%, 4/22/29	314,000	303,261
6.38%, 3/1/35	40,000	47,017
Grupo Televisa SAB
6.63%, 1/15/40	355,000	396,308

Total Mexico		746,586

Netherlands - 0.1%
Cooperatieve Rabobank UA
3.75%, 7/21/26	325,000	317,648
5.25%, 8/4/45	250,000	257,930
Koninklijke Ahold Delhaize NV
5.70%, 10/1/40	40,000	43,687

Total Netherlands		619,265

Norway - 0.1%
Equinor ASA
3.25%, 11/18/49	579,000	485,468
3.70%, 4/6/50	190,000	173,176

Total Norway		658,644

Peru - 0.0%
Southern Copper Corp.
6.75%, 4/16/40	235,000	279,829
5.25%, 11/8/42	100,000	103,476
5.88%, 4/23/45	100,000	110,469

Total Peru		493,774

Spain - 0.1%
Banco Santander SA
2.75%, 12/3/30	410,000	339,009
Telefonica Emisiones SA
4.10%, 3/8/27	120,000	119,954
7.05%, 6/20/36	195,000	229,624
4.67%, 3/6/38	320,000	299,613
5.52%, 3/1/49	150,000	148,590
Telefonica Europe BV
8.25%, 9/15/30	375,000	467,085

Total Spain		1,603,875

Switzerland - 0.0%
Credit Suisse Group AG
4.55%, 4/17/26	100,000	100,167
4.88%, 5/15/45	225,000	210,209

Total Switzerland		310,376

United Kingdom - 1.1%
AstraZeneca PLC
6.45%, 9/15/37	100,000	125,958
4.38%, 8/17/48	20,000	20,498
Barclays PLC
4.84%, 5/9/28	280,000	276,741
4.97%, 5/16/29, (4.972% fixed rate until 5/16/28; 3-month U.S. dollar London Interbank Offered Rate + 1.902% thereafter)(d)	675,000	682,371
5.09%, 6/20/30, (5.088% fixed rate until 6/20/29; 3-month U.S. dollar London Interbank Offered Rate + 3.054% thereafter)(d)	300,000	295,635
2.65%, 6/24/31, (2.645% fixed rate until 6/24/30; 1-year Constant Maturity Treasury Rate + 1.90% thereafter)(d)	260,000	222,409
3.81%, 3/10/42, (4.315% fixed rate until 3/10/41; 1-year Constant Maturity Treasury Rate + 1.70% thereafter)(c)(d)	250,000	197,528
5.25%, 8/17/45	100,000	101,475
4.95%, 1/10/47	330,000	328,518
BAT Capital Corp.
4.70%, 4/2/27	95,000	95,089
3.56%, 8/15/27	857,000	809,222
3.46%, 9/6/29	162,000	144,383
4.91%, 4/2/30	53,000	51,522
4.39%, 8/15/37	275,000	236,984
3.73%, 9/25/40	40,000	29,976
4.54%, 8/15/47	165,000	130,718
4.76%, 9/6/49	110,000	88,605
5.28%, 4/2/50	50,000	43,625
3.98%, 9/25/50	260,000	187,106
BAT International Finance PLC
1.67%, 3/25/26	150,000	135,623
BP Capital Markets PLC
3.72%, 11/28/28	125,000	123,901
British Telecommunications PLC
5.13%, 12/4/28	375,000	384,821
9.63%, 12/15/30	281,000	366,455
CNH Industrial NV
3.85%, 11/15/27	107,000	104,674
GlaxoSmithKline Capital, Inc.
3.88%, 5/15/28(c)	61,000	62,322
HSBC Holdings PLC
4.58%, 6/19/29, (4.583% fixed rate until 6/19/28; 3-month U.S. dollar London Interbank Offered Rate + 1.535% thereafter)(d)	500,000	495,645
4.95%, 3/31/30	400,000	406,800
7.63%, 5/17/32	500,000	593,180
2.80%, 5/24/32, (2.804% fixed rate until 5/24/31; Secured Overnight Financing Rate + 1.187% thereafter)(d)	350,000	297,972
6.50%, 9/15/37	500,000	560,910
6.80%, 6/1/38	250,000	285,070
Lloyds Banking Group PLC
4.34%, 1/9/48	214,000	184,988

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2022

Investments in Long Securities	Principal Amount	Value
NatWest Group PLC
4.89%, 5/18/29, (4.892% fixed rate until 5/18/28; 3-month U.S. dollar London Interbank Offered Rate + 1.754% thereafter)(d)	$267,000	$267,772
5.08%, 1/27/30, (5.076% fixed rate until 1/27/29; 3-month U.S. dollar London Interbank Offered Rate + 1.905% thereafter)(d)	365,000	370,457
3.03%, 11/28/35, (3.032% fixed rate until 8/28/30; 5-year Constant Maturity Treasury Rate + 2.35% thereafter)(d)	335,000	280,965
nVent Finance Sarl
4.55%, 4/15/28	84,000	83,675
Prudential PLC
3.13%, 4/14/30(c)	91,000	84,677
RELX Capital, Inc.
4.00%, 3/18/29	71,000	70,693
3.00%, 5/22/30	330,000	301,785
Reynolds American, Inc.
5.70%, 8/15/35	177,000	175,906
7.25%, 6/15/37	250,000	276,448
6.15%, 9/15/43	70,000	67,901
5.85%, 8/15/45	141,000	131,803
Santander UK Group Holdings PLC
3.82%, 11/3/28, (3.823% fixed rate until 11/3/27; 3-month U.S. dollar London Interbank Offered Rate + 1.40% thereafter)(d)	200,000	191,054
Unilever Capital Corp.
2.90%, 5/5/27	120,000	116,983
Vodafone Group PLC
4.38%, 5/30/28	406,000	414,063
7.88%, 2/15/30(c)	164,000	199,304
5.00%, 5/30/38	182,000	184,242
5.25%, 5/30/48	306,000	306,129
4.88%, 6/19/49	373,000	361,161
4.25%, 9/17/50	55,000	48,755

Total United Kingdom		12,004,497

TOTAL FOREIGN CORPORATE BONDS (Cost: $50,469,181)		44,858,042

FOREIGN GOVERNMENT AGENCIES - 0.3%

Canada - 0.1%
Hydro-Quebec
9.38%, 4/15/30, Series HK	10,000	14,055
Province of New Brunswick Canada
3.63%, 2/24/28	454,000	465,295

Total Canada		479,350

Germany - 0.0%
Kreditanstalt fuer Wiederaufbau
5.78%, 6/29/37(a)	177,000	108,480

Japan - 0.2%
Japan Bank for International Cooperation
1.88%, 7/21/26	250,000	238,150
2.88%, 6/1/27	570,000	562,835
2.88%, 7/21/27	250,000	246,755
1.88%, 4/15/31	1,110,000	995,337
Japan International Cooperation Agency
2.13%, 10/20/26	250,000	240,380

Total Japan		2,283,457

Panama - 0.0%
Republic of Panama
4.50%, 1/19/63	315,000	265,463

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $3,336,268)		3,136,750

FOREIGN GOVERNMENT OBLIGATIONS - 1.9%

Chile - 0.1%
Chile Government International Bond
3.24%, 2/6/28	468,000	454,751
2.45%, 1/31/31	200,000	177,214
2.55%, 1/27/32	200,000	177,134

Total Chile		809,099

Hungary - 0.0%
Hungary Government International Bond
7.63%, 3/29/41	200,000	247,404

Indonesia - 0.2%
Indonesia Government International Bond
3.50%, 1/11/28	200,000	196,382
4.10%, 4/24/28	460,000	464,733
2.85%, 2/14/30	240,000	222,226
3.85%, 10/15/30	300,000	295,554
4.35%, 1/11/48	325,000	301,090
5.35%, 2/11/49	200,000	206,488
4.45%, 4/15/70	600,000	548,892

Total Indonesia		2,235,365

Israel - 0.0%
State of Israel
2.50%, 1/15/30	200,000	188,976

Italy - 0.1%
Republic of Italy Government International Bond
2.88%, 10/17/29	550,000	504,213
5.38%, 6/15/33	233,000	249,580
4.00%, 10/17/49	350,000	300,510

Total Italy		1,054,303

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2022

Investments in Long Securities	Principal Amount	Value
Mexico - 0.5%
Mexico Government International Bond
3.75%, 1/11/28	$260,000	$256,521
4.50%, 4/22/29	320,000	322,845
3.25%, 4/16/30	450,000	414,477
2.66%, 5/24/31	860,000	744,648
4.75%, 4/27/32	455,000	458,490
7.50%, 4/8/33, Series MTNA	105,000	131,226
6.75%, 9/27/34, Series MTNA	380,000	438,106
6.05%, 1/11/40	102,000	107,531
4.28%, 8/14/41	700,000	600,810
4.75%, 3/8/44	214,000	192,880
5.55%, 1/21/45	200,000	198,296
4.35%, 1/15/47	305,000	255,258
4.60%, 2/10/48	200,000	172,732
4.50%, 1/31/50	500,000	427,490
3.77%, 5/24/61	660,000	477,048
5.75%, 10/12/2110	310,000	285,739

Total Mexico		5,484,097

Panama - 0.2%
Panama Government International Bond
8.88%, 9/30/27	356,000	431,305
3.88%, 3/17/28	200,000	196,324
9.38%, 4/1/29	305,000	387,423
2.25%, 9/29/32	200,000	164,562
6.70%, 1/26/36	235,000	267,851
4.50%, 5/15/47	200,000	178,084
4.30%, 4/29/53	295,000	251,912
4.50%, 4/1/56	325,000	279,874

Total Panama		2,157,335

Peru - 0.3%
Peruvian Government International Bond
4.13%, 8/25/27	504,000	505,260
2.84%, 6/20/30	620,000	560,071
2.78%, 1/23/31	100,000	88,585
1.86%, 12/1/32	100,000	79,760
8.75%, 11/21/33	311,000	412,016
3.00%, 1/15/34	246,000	211,995
6.55%, 3/14/37	80,000	92,410
3.30%, 3/11/41	260,000	211,778
5.63%, 11/18/50	200,000	222,364
2.78%, 12/1/60	250,000	171,482
3.60%, 1/15/72	313,000	233,889
3.23%, 7/28/2121	160,000	109,245

Total Peru		2,898,855

Philippines - 0.3%
Philippine Government International Bond
3.00%, 2/1/28	750,000	729,998
3.75%, 1/14/29	300,000	299,481
9.50%, 2/2/30	282,000	374,891
2.46%, 5/5/30	200,000	180,590
6.38%, 1/15/32	285,000	331,979
3.95%, 1/20/40	480,000	448,728
3.70%, 3/1/41	200,000	180,514
3.70%, 2/2/42	1,025,000	924,078

Total Philippines		3,470,259

Uruguay - 0.2%
Uruguay Government International Bond
4.38%, 10/27/27	135,000	140,296
4.38%, 1/23/31	255,000	266,536
7.63%, 3/21/36	530,000	686,885
4.13%, 11/20/45	70,000	68,373
5.10%, 6/18/50	265,000	283,696
4.98%, 4/20/55	390,000	409,839

Total Uruguay		1,855,625

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $22,893,351)		20,401,318

SUPRANATIONAL BONDS - 0.1%
European Investment Bank
4.88%, 2/15/36	150,000	177,930
Inter-American Development Bank
3.88%, 10/28/41	100,000	104,723
3.20%, 8/7/42	372,000	353,534
4.38%, 1/24/44	100,000	113,203

TOTAL SUPRANATIONAL BONDS (Cost: $938,763)		749,390

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.3%

United States - 4.3%
Bank
2.04%, 2/15/54, Series 2021-BN31, Class A4	1,000,000	852,337
3.25%, 7/15/60, Series 2017-BNK6, Class A4	1,000,000	966,656
2.76%, 9/15/62, Series 2019-BN20, Class A2	2,350,000	2,153,582
Benchmark Mortgage Trust
3.94%, 7/15/51, Series 2018-B5, Class A3	1,000,000	991,515
3.79%, 4/15/55, Series 2022-B34, Class A5	250,000	243,618
3.72%, 3/15/62, Series 2019-B10, Class A4	1,000,000	978,573
Citigroup Commercial Mortgage Trust
3.15%, 11/15/49, Series 2016-C3, Class A4	616,000	596,194
2.69%, 8/10/56, Series 2019-GC41, Class A2	250,000	244,504
2.87%, 8/10/56, Series 2019-GC41, Class A5	250,000	230,875
Commercial Mortgage Trust
3.96%, 3/10/47, Series 2014-UBS2, Class A5	1,000,000	1,002,911
3.70%, 5/10/47, Series 2014-CR17, Class A4	1,007,225	999,687
3.76%, 8/10/48, Series 2015-CR25, Class A4	250,000	248,446
3.96%, 5/10/51, Series 2018-COR3, Class A2	1,400,000	1,383,747

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2022

Investments in Long Securities	Principal Amount	Value
CSAIL Commercial Mortgage Trust
3.49%, 11/15/48, Series 2016-C5, Class A4	$177,819	$176,798
4.22%, 8/15/51, Series 2018-CX12, Class A4^(d)	779,577	784,513
3.33%, 6/15/52, Series 2019-C16, Class A3	1,000,000	943,185
2.56%, 3/15/53, Series 2020-C19, Class A3	1,000,000	887,475
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.31%, 9/25/25, Series K051, Class A2	250,000	251,353
2.57%, 7/25/26, Series K057, Class A2	950,000	930,748
3.43%, 1/25/27, Series K063, Class A2^(d)	1,000,000	1,011,410
3.12%, 6/25/27, Series K066, Class A2	750,000	749,842
3.35%, 1/25/28, Series K073, Class A2	1,750,000	1,769,377
3.93%, 7/25/28, Series K080, Class A2^(d)	2,000,000	2,075,628
2.79%, 6/25/29, Series K095, Class A2	2,500,000	2,429,996
2.07%, 1/25/30, Series K106, Class A2	2,000,000	1,840,244
1.66%, 12/25/30, Series K124, Class A2	1,500,000	1,315,807
2.11%, 1/25/31, Series K127, Class A2	3,000,000	2,724,196
1.89%, 1/25/32, Series K138, Class AM	1,000,000	871,628
Federal National Mortgage Association Alternative Credit Enhancement Securities
3.27%, 2/25/29, Series 2019 -M5, Class A2	2,000,000	2,007,719
2.44%, 10/25/29, Series 2020-M1, Class A2	3,050,000	2,892,584
1.27%, 7/25/30, Series 2020-M42, Class A2	150,000	127,223
1.51%, 11/25/30, Series 2021-M1G, Class A2^(d)	1,000,000	861,372
2.94%, 7/25/39, Series 2016-M11, Class AL	268,503	268,630
GS Mortgage Securities Trust
4.03%, 7/10/46, Series 2013-GC13, Class A5^(d)	2,000,000	2,016,238
2.90%, 2/13/53, Series 2020-GC45, Class A2	630,000	609,517
JP Morgan Chase Commercial Mortgage Securities Trust
3.65%, 12/15/49, Series 2016-JP4, Class A4^(d)	132,000	129,516
JPMBB Commercial Mortgage Securities Trust
4.08%, 2/15/47, Series 2014-C18, Class A5	2,000,000	2,005,462
3.64%, 11/15/47, Series 2014-C24, Class A5	405,000	401,800
Morgan Stanley Bank of America Merrill Lynch Trust
3.08%, 3/15/48, Series 2015-C21, Class A3	112,434	110,096
3.21%, 10/15/48, Series 2015-C26, Class A3	990,988	984,277
Morgan Stanley Capital I Trust
2.57%, 10/15/54, Series 2021-L7, Class A5	1,000,000	876,209
UBS Commercial Mortgage Trust
3.49%, 8/15/50, Series 2017-C2, Class A4	1,000,000	975,586
Wells Fargo Commercial Mortgage Trust
2.93%, 7/15/48, Series 2016-C35, Class A4	1,525,000	1,462,160
3.37%, 10/15/49, Series 2016-LC24, Class AS	860,000	813,137
3.75%, 3/15/51, Series 2018-C43, Class A3	586,177	579,908

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $47,549,523)		46,776,279

MUNICIPAL BONDS - 0.4%

United States - 0.4%
Alameda County Joint Powers Authority
7.05%, 12/1/44, Series A	150,000	198,117
Commonwealth of Massachusetts
2.81%, 9/1/43, Series D	150,000	119,393
Dallas Area Rapid Transit
6.00%, 12/1/44, Series B	175,000	210,413
5.02%, 12/1/48	130,000	141,377
Grand Parkway Transportation Corp.
5.18%, 10/1/42, Series E	250,000	279,048
Los Angeles County Public Works Financing Authority
7.62%, 8/1/40	100,000	133,520
Los Angeles Department of Water & Power System Revenue
6.57%, 7/1/45, Series A	70,000	91,043
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
4.05%, 7/1/26, Series B	100,000	101,711
Metropolitan Transportation Authority
7.34%, 11/15/39, Series C	275,000	367,590
Municipal Electric Authority of Georgia
6.64%, 4/1/57, Series A	213,000	251,335
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/28, Series C	595,000	627,317
Port Authority of New York & New Jersey
5.65%, 11/1/40	130,000	149,220

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2022

Investments in Long Securities	Principal Amount	Value
Regional Transportation District Sales Tax Revenue
5.84%, 11/1/50, Series B	$205,000	$242,855
Sales Tax Securitization Corp.
4.64%, 1/1/40, Series A	95,000	94,455
San Jose Redevelopment Agency Successor Agency
3.38%, 8/1/34, Series A-T	60,000	55,956
State of Illinois
4.95%, 6/1/23	157,818	159,493
5.10%, 6/1/33	595,000	607,235
6.63%, 2/1/35, Series 1	100,000	107,768
Texas Private Activity Bond Surface Transportation Corp.
3.92%, 12/31/49, Series B	200,000	174,560
University of California
5.77%, 5/15/43	230,000	265,753
4.86%, 5/15/2112, Series AD	56,000	55,014
University of Pittsburgh of the Commonwealth System of Higher Education
3.56%, 9/15/2119, Series A	120,000	90,193
University of Virginia
3.23%, 9/1/2119, Series A	150,000	102,267

TOTAL MUNICIPAL BONDS (Cost: $5,248,301)		4,625,633

ASSET-BACKED SECURITIES - 0.0%

United States - 0.0%
GM Financial Consumer Automobile Receivables Trust
3.32%, 6/17/24, Series 2018-4, Class A4	74,000	74,258
Synchrony Card Funding LLC
2.34%, 6/15/25, Series 2019-A2, Class A	125,000	125,026
World Omni Auto Receivables Trust
3.33%, 4/15/24, Series 2018-D, Class A3	28,626	28,689
3.04%, 5/15/24, Series 2019-A, Class A3	15,813	15,844

TOTAL ASSET-BACKED SECURITIES (Cost: $245,055)		243,817

REPURCHASE AGREEMENT - 9.1%

United States - 9.1%
Citigroup, Inc., tri-party repurchase agreement dated 5/31/22 (tri-party custodian: The Bank of New York Mellon Corp.), 0.81% due 6/1/22; Proceeds at maturity - $99,182,232 (fully collateralized by U.S. Treasury Inflation Indexed Bond, 0.63% due 4/15/23; Market value including accrued interest - $101,163,691) (Cost: $99,180,000)	99,180,000	99,180,000

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%

United States - 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.79%(f) (Cost: $8,248,232)	8,248,232	8,248,232

TOTAL INVESTMENTS IN LONG SECURITIES BEFORE SECURITIES SOLD SHORT - 109.9% (Cost: $1,282,237,827)		1,191,910,236

Securities Sold Short	Principal Amount
U.S. GOVERNMENT AGENCIES SOLD SHORT - (0.7)%

Uniform Mortgage-Backed Securities - (0.7)%
2.50%, 6/16/37(b)	$(3,675,000)	(3,557,689)
3.00%, 6/16/37(b)	(3,825,000)	(3,774,538)
4.00%, 6/16/37(b)	(550,000)	(559,641)
5.00%, 6/13/52(b)	(225,000)	(232,337)

TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds: $8,057,397)		(8,124,205)
Other Assets less Liabilities - (9.2)%		(98,943,742)

NET ASSETS - 100.0%		$1,084,842,289

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of May 31, 2022.
(b)	To-be-announced (“TBA”) security. TBA securities are non-income producing.
(c)

Security, or portion thereof, was on loan at May 31, 2022. At May 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $8,335,151. The Fund also had securities on loan having a total market value of $341,318 that were sold and pending settlement. The total market value of the collateral held by the Fund was $8,921,346. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $673,114.

(d)	Rate shown reflects the accrual rate as of May 31, 2022 on securities with variable or step rates.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2022

(e)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(f)	Rate shown represents annualized 7-day yield as of May 31, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of May 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$486,747,453	$—	$486,747,453
U.S. Government Obligations	—	225,176,682	—	225,176,682
U.S. Corporate Bonds	—	251,766,640	—	251,766,640
Foreign Corporate Bonds	—	44,858,042	—	44,858,042
Foreign Government Agencies	—	3,136,750	—	3,136,750
Foreign Government Obligations	—	20,401,318	—	20,401,318
Supranational Bonds	—	749,390	—	749,390
Commercial Mortgage-Backed Securities	—	46,776,279	—	46,776,279
Municipal Bonds	—	4,625,633	—	4,625,633
Asset-Backed Securities	—	243,817	—	243,817
Repurchase Agreement	—	99,180,000	—	99,180,000
Investment of Cash Collateral for Securities Loaned	—	8,248,232	—	8,248,232

Total Investments in Securities	$—	$1,191,910,236	$—	$1,191,910,236

Liabilities:
Investments in Securities Sold Short
U.S. Government Agencies	$—	$(8,124,205)	$—	$(8,124,205)

Total - Net	$—	$1,183,786,031	$—	$1,183,786,031

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2022

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 16.3%

Federal Farm Credit Bank - 2.6%
2.90%, 5/9/25	$1,000,000	$1,002,550
2.85%, 5/23/25	2,000,000	2,005,580

Total Federal Farm Credit Bank		3,008,130

Federal Home Loan Bank - 0.2%
0.38%, 9/4/25	200,000	185,138

Federal Home Loan Mortgage Corporation - 4.7%
0.38%, 4/20/23	3,500,000	3,447,115
0.38%, 7/21/25	200,000	185,736
0.38%, 9/23/25	2,000,000	1,848,260

Total Federal Home Loan Mortgage Corporation		5,481,111

Federal National Mortgage Association - 1.8%
2.63%, 9/6/24	1,850,000	1,851,887
1.63%, 1/7/25	175,000	170,273

Total Federal National Mortgage Association		2,022,160

Tennessee Valley Authority - 0.1%
0.75%, 5/15/25	86,000	81,024

Uniform Mortgage-Backed Securities - 6.9%
2.50%, 6/1/37(a)	2,380,000	2,304,028
2.00%, 6/16/37(a)	6,038,000	5,706,660

Total Uniform Mortgage-Backed Securities		8,010,688

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $18,858,899)		18,788,251

U.S. GOVERNMENT OBLIGATIONS - 47.5%

U.S. Treasury Bill - 7.4%
0.67%, 6/28/22*	8,525,000	8,520,445

U.S. Treasury Notes - 40.1%
0.38%, 10/31/23	1,730,000	1,683,878
2.13%, 3/31/24	735,000	730,378
2.00%, 5/31/24	1,000,000	989,844
1.50%, 10/31/24	1,535,000	1,494,406
1.50%, 11/30/24	400,000	388,750
1.75%, 12/31/24	1,300,000	1,269,937
0.50%, 3/31/25	19,666,000	18,483,735
0.75%, 3/31/26	300,000	277,699
0.75%, 4/30/26	3,000,000	2,772,305
0.75%, 5/31/26	6,000,000	5,531,953
0.63%, 7/31/26	3,120,000	2,851,753
1.13%, 10/31/26	4,000,000	3,717,969
1.25%, 12/31/26	4,000,000	3,729,062
2.50%, 3/31/27	1,250,000	1,231,641
2.75%, 4/30/27	1,175,000	1,170,686

Total U.S. Treasury Notes		46,323,996

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $57,558,088)		54,844,441

U.S. CORPORATE BONDS - 27.8%

United States - 27.8%
3M Co.
2.65%, 4/15/25	50,000	49,472
Abbott Laboratories
3.88%, 9/15/25	900,000	924,561
AbbVie, Inc.
3.20%, 5/14/26	125,000	123,390
Adobe, Inc.
1.90%, 2/1/25	222,000	216,368
Aetna, Inc.
3.50%, 11/15/24	27,000	27,141
Aflac, Inc.
3.25%, 3/17/25	30,000	29,993
Air Lease Corp.
3.00%, 9/15/23	50,000	49,683
Air Products and Chemicals, Inc.
1.50%, 10/15/25	124,000	117,657
Ally Financial, Inc.
1.45%, 10/2/23	270,000	264,568
Amazon.com, Inc.
0.80%, 6/3/25	50,000	47,120
American Express Co.
3.00%, 10/30/24	76,000	75,865
3.63%, 12/5/24	226,000	228,109
American Honda Finance Corp.
2.40%, 6/27/24	50,000	49,413
2.15%, 9/10/24	130,000	127,577
1.20%, 7/8/25	80,000	74,889
American Tower Corp.
3.65%, 3/15/27	200,000	195,026
Ameriprise Financial, Inc.
3.00%, 4/2/25	50,000	49,589
Amgen, Inc.
3.63%, 5/22/24	149,000	150,792
Amphenol Corp.
3.20%, 4/1/24	50,000	49,956
Ares Capital Corp.
3.50%, 2/10/23	90,000	89,957
3.88%, 1/15/26	8,000	7,663
AT&T, Inc.
2.30%, 6/1/27	150,000	140,206
AutoZone, Inc.
3.63%, 4/15/25	80,000	80,256
AvalonBay Communities, Inc.
3.45%, 6/1/25	101,000	100,811
Bank of America Corp.
4.13%, 1/22/24	72,000	73,584
4.00%, 4/1/24	117,000	119,338
3.88%, 8/1/25	343,000	349,016
0.98%, 9/25/25, (0.981% fixed rate until 9/25/24; Secured Overnight Financing Rate + 0.91% thereafter)(b)	50,000	47,027
3.09%, 10/1/25, (3.093% fixed rate until 10/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.09% thereafter)(b)	207,000	204,050

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2022

Investments	Principal Amount	Value
3.37%, 1/23/26, (3.366% fixed rate until 1/23/25; 3-month U.S. dollar London Interbank Offered Rate + 0.81% thereafter)(b)	$80,000	$78,838
2.02%, 2/13/26, (2.015% fixed rate until 2/13/25; 3-month U.S. dollar London Interbank Offered Rate + 0.64% thereafter)(b)	771,000	734,300
3.38%, 4/2/26, (3.384% fixed rate until 4/2/25; Secured Overnight Financing Rate + 1.33% thereafter)(b)	100,000	98,709
Bank of New York Mellon Corp.
3.00%, 2/24/25, Series G	50,000	49,934
1.60%, 4/24/25	50,000	47,732
3.35%, 4/25/25	150,000	150,579
Berkshire Hathaway Energy Co.
4.05%, 4/15/25	117,000	119,865
Berry Global, Inc.
1.57%, 1/15/26	100,000	91,119
BGC Partners, Inc.
5.38%, 7/24/23	211,000	213,914
Black Hills Corp.
4.25%, 11/30/23	46,000	46,611
Blackstone Secured Lending Fund
3.65%, 7/14/23	120,000	120,119
Boeing Co.
2.75%, 2/1/26	357,000	338,700
Boston Properties LP
2.75%, 10/1/26	100,000	95,106
BP Capital Markets America, Inc.
3.19%, 4/6/25	209,000	208,722
Bristol-Myers Squibb Co.
2.90%, 7/26/24	400,000	401,408
Broadcom, Inc.
3.15%, 11/15/25	37,000	36,244
3.46%, 9/15/26	80,000	78,285
Campbell Soup Co.
3.65%, 3/15/23	35,000	35,257
Capital One Financial Corp.
2.64%, 3/3/26, (2.636% fixed rate until 3/3/25; Secured Overnight Financing Rate + 1.29% thereafter)(b)	450,000	434,160
Caterpillar Financial Services Corp.
1.70%, 1/8/27	175,000	162,942
Charles Schwab Corp.
3.00%, 3/10/25	91,000	90,654
4.20%, 3/24/25	382,000	392,188
Charter Communications Operating LLC / Charter Communications Operating Capital
4.50%, 2/1/24	36,000	36,557
Chubb INA Holdings, Inc.
3.15%, 3/15/25	97,000	96,802
Cigna Corp.
3.75%, 7/15/23	62,000	62,645
4.13%, 11/15/25	55,000	55,962
1.25%, 3/15/26	37,000	33,924
Cisco Systems, Inc.
3.50%, 6/15/25	130,000	131,907
Citigroup, Inc.
3.75%, 6/16/24	50,000	50,836
3.35%, 4/24/25, (3.352% fixed rate until 4/24/24; 3-month U.S. dollar London Interbank Offered Rate + 0.897% thereafter)(b)	95,000	94,321
2.01%, 1/25/26, (2.014% fixed rate until 1/25/25; Secured Overnight Financing Rate + 0.694% thereafter)(b)	300,000	285,750
3.29%, 3/17/26, (3.29% fixed rate until 3/17/25; Secured Overnight Financing Rate + 1.528% thereafter)(b)	200,000	196,606
3.11%, 4/8/26, (3.106% fixed rate until 4/8/25; Secured Overnight Financing Rate + 2.842% thereafter)(b)	257,000	251,302
1.12%, 1/28/27, (1.122% fixed rate until 1/28/26; Secured Overnight Financing Rate + 0.765% thereafter)(b)	251,000	226,477
4.45%, 9/29/27	150,000	150,414
Cleveland Electric Illuminating Co.
5.50%, 8/15/24	180,000	188,658
Columbia Pipeline Group, Inc.
4.50%, 6/1/25	210,000	215,855
Comcast Corp.
3.38%, 2/15/25	30,000	30,244
3.38%, 8/15/25	158,000	158,839
3.95%, 10/15/25	62,000	63,341
3.15%, 3/1/26	275,000	273,347
Constellation Brands, Inc.
4.35%, 5/9/27	75,000	75,854
Crown Castle International Corp.
3.20%, 9/1/24	48,000	47,687
Cummins, Inc.
0.75%, 9/1/25	160,000	148,152
CVS Health Corp.
4.10%, 3/25/25	100,000	102,075
3.88%, 7/20/25	50,000	50,572
Discovery Communications LLC
2.95%, 3/20/23	30,000	30,020
Dominion Energy, Inc.
3.90%, 10/1/25	40,000	40,352
Duke Energy Corp.
0.90%, 9/15/25	100,000	92,170
DuPont de Nemours, Inc.
4.49%, 11/15/25	30,000	30,836
Eli Lilly & Co.
2.75%, 6/1/25	157,000	156,472
Energy Transfer LP
2.90%, 5/15/25	80,000	78,035

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2022

Investments	Principal Amount	Value
Entergy Gulf States Louisiana LLC
5.59%, 10/1/24	$107,000	$112,000
Equinix, Inc.
2.63%, 11/18/24	189,000	185,195
1.25%, 7/15/25	44,000	40,717
ERP Operating LP
3.38%, 6/1/25	12,000	11,941
Evergy Metro, Inc.
3.65%, 8/15/25	180,000	181,710
Exelon Corp.
3.40%, 4/15/26	21,000	20,729
Fidelity National Information Services, Inc.
1.15%, 3/1/26	23,000	20,882
Fifth Third Bancorp
2.38%, 1/28/25	100,000	96,964
Franklin Resources, Inc.
2.85%, 3/30/25	140,000	138,641
FS KKR Capital Corp.
3.40%, 1/15/26	130,000	121,400
General Dynamics Corp.
3.25%, 4/1/25	150,000	150,517
3.50%, 5/15/25	189,000	191,104
General Motors Co.
6.13%, 10/1/25	99,000	105,001
General Motors Financial Co., Inc.
3.80%, 4/7/25	100,000	99,896
1.25%, 1/8/26	125,000	112,705
Georgia Power Co.
2.20%, 9/15/24, Series A	235,000	229,083
Gilead Sciences, Inc.
3.65%, 3/1/26	150,000	150,384
Global Payments, Inc.
4.80%, 4/1/26	20,000	20,532
Goldman Sachs Group, Inc.
4.00%, 3/3/24	307,000	312,115
3.85%, 7/8/24	30,000	30,491
3.50%, 1/23/25	164,000	164,382
1.76%, 1/24/25, (1.757% fixed rate until 1/24/24; Secured Overnight Financing Rate + 0.73% thereafter)(b)	100,000	97,277
3.50%, 4/1/25	209,000	209,192
3.75%, 5/22/25	250,000	252,312
1.09%, 12/9/26, (1.093% fixed rate until 12/9/25; Secured Overnight Financing Rate + 0.789% thereafter)(b)	680,000	616,638
Hasbro, Inc.
3.00%, 11/19/24	124,000	123,488
HCA, Inc.
5.25%, 4/15/25	185,000	191,947
Hershey Co.
0.90%, 6/1/25	224,000	210,222
Hess Corp.
3.50%, 7/15/24	135,000	134,734
Home Depot, Inc.
2.88%, 4/15/27	200,000	196,472
HP, Inc.
2.20%, 6/17/25	142,000	135,711
Intel Corp.
3.40%, 3/25/25	65,000	65,811
3.70%, 7/29/25	100,000	101,820
International Business Machines Corp.
3.00%, 5/15/24	487,000	488,193
Intuit, Inc.
0.95%, 7/15/25	201,000	187,758
Invesco Finance PLC
4.00%, 1/30/24	118,000	119,643
John Deere Capital Corp.
3.45%, 3/13/25	139,000	141,107
JPMorgan Chase & Co.
3.63%, 5/13/24	149,000	151,046
3.80%, 7/23/24, (3.797% fixed rate until 7/23/23; 3-month U.S. dollar London Interbank Offered Rate + 0.89% thereafter)(b)	100,000	100,692
3.88%, 9/10/24	889,000	901,695
4.02%, 12/5/24, (4.023% fixed rate until 12/5/23; 3-month U.S. dollar London Interbank Offered Rate + 1.00% thereafter)(b)	170,000	171,742
3.13%, 1/23/25	180,000	179,968
2.08%, 4/22/26, (2.083% fixed rate until 4/22/25; Secured Overnight Financing Rate + 1.85% thereafter)(b)	444,000	422,826
Juniper Networks, Inc.
1.20%, 12/10/25	45,000	41,073
KeyBank NA
3.30%, 6/1/25	250,000	249,227
Kilroy Realty LP
3.45%, 12/15/24	199,000	197,205
Kinder Morgan Energy Partners LP
4.15%, 2/1/24	47,000	47,632
Lam Research Corp.
3.80%, 3/15/25	49,000	49,750
3.75%, 3/15/26	7,000	7,077
Lennox International, Inc.
1.35%, 8/1/25	100,000	92,166
Lowe’s Cos., Inc.
3.35%, 4/1/27	100,000	98,503
Mastercard, Inc.
2.00%, 3/3/25	30,000	29,327
Merck & Co., Inc.
1.70%, 6/10/27	300,000	278,256
MetLife, Inc.
3.00%, 3/1/25	82,000	81,588
Morgan Stanley
3.88%, 4/29/24, Series F	141,000	143,919
3.62%, 4/17/25, (3.62% fixed rate until 4/17/24; Secured Overnight Financing Rate + 1.16% thereafter)(b)	500,000	501,150
4.00%, 7/23/25	284,000	287,689
3.88%, 1/27/26	80,000	80,560
2.19%, 4/28/26, (2.188% fixed rate until 4/28/25; Secured Overnight Financing Rate + 1.99% thereafter)(b)	306,000	292,322
MPLX LP
1.75%, 3/1/26	100,000	91,816

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2022

Investments	Principal Amount	Value
National Rural Utilities Cooperative Finance Corp.
2.85%, 1/27/25	$50,000	$49,466
NetApp, Inc.
1.88%, 6/22/25	80,000	75,827
NiSource, Inc.
0.95%, 8/15/25	170,000	155,761
Oncor Electric Delivery Co. LLC
0.55%, 10/1/25	379,000	346,505
Oracle Corp.
2.50%, 4/1/25	544,000	524,519
PECO Energy Co.
3.15%, 10/15/25	35,000	34,944
PepsiCo, Inc.
2.25%, 3/19/25	40,000	39,498
3.50%, 7/17/25	40,000	40,618
Pfizer, Inc.
3.00%, 12/15/26	400,000	397,504
Philip Morris International, Inc.
2.88%, 5/1/24	50,000	50,073
1.50%, 5/1/25	30,000	28,570
3.38%, 8/11/25	30,000	30,039
Pinnacle West Capital Corp.
1.30%, 6/15/25	123,000	114,021
Plains All American Pipeline LP / PAA Finance Corp.
3.60%, 11/1/24	83,000	82,827
PNC Financial Services Group, Inc.
3.90%, 4/29/24	100,000	101,448
PPG Industries, Inc.
2.40%, 8/15/24	44,000	43,323
Private Export Funding Corp.
2.45%, 7/15/24, Series GG	50,000	49,585
Public Service Electric & Gas Co.
0.95%, 3/15/26	517,000	475,898
Public Storage
1.50%, 11/9/26	100,000	92,004
QUALCOMM, Inc.
3.45%, 5/20/25	200,000	202,412
Ralph Lauren Corp.
3.75%, 9/15/25	129,000	130,427
Realty Income Corp.
3.88%, 7/15/24	88,000	89,057
Republic Services, Inc.
2.90%, 7/1/26	50,000	48,528
Ryder System, Inc.
1.75%, 9/1/26	100,000	91,875
Santander Holdings USA, Inc.
3.45%, 6/2/25	244,000	240,006
Schlumberger Finance Canada Ltd.
1.40%, 9/17/25	15,000	14,158
Simon Property Group LP
2.00%, 9/13/24	270,000	263,280
Southern California Edison Co.
3.50%, 10/1/23, Series C	49,000	49,383
Southwest Airlines Co.
5.25%, 5/4/25	34,000	35,503
Southwestern Electric Power Co.
1.65%, 3/15/26, Series N	100,000	92,300
Starbucks Corp.
3.80%, 8/15/25	8,000	8,109
State Street Corp.
3.55%, 8/18/25	218,000	220,468
2.35%, 11/1/25, (2.354% fixed rate until 11/1/24; Secured Overnight Financing Rate + 0.94% thereafter)(b)	336,000	329,082
1.75%, 2/6/26, (1.746% fixed rate until 2/6/25; Secured Overnight Financing Rate + 0.411% thereafter)(b)	50,000	47,864
Stryker Corp.
3.50%, 3/15/26	10,000	10,007
Sysco Corp.
3.75%, 10/1/25	80,000	80,803
Target Corp.
1.95%, 1/15/27	300,000	284,295
Timken Co.
3.88%, 9/1/24	100,000	99,797
Toyota Motor Credit Corp.
3.00%, 4/1/25	50,000	49,857
0.80%, 10/16/25	250,000	230,920
3.05%, 3/22/27	150,000	146,820
Truist Bank
3.69%, 8/2/24, (3.689% fixed rate until 8/2/23; 3-month U.S. dollar London Interbank Offered Rate + 0.735% thereafter)(b)	15,000	15,107
1.50%, 3/10/25	250,000	238,947
Truist Financial Corp.
2.50%, 8/1/24	600,000	593,592
4.00%, 5/1/25	335,000	340,816
Tucson Electric Power Co.
3.05%, 3/15/25	30,000	29,813
TWDC Enterprises 18 Corp.
3.15%, 9/17/25	350,000	348,810
U.S. Bancorp
2.40%, 7/30/24	50,000	49,388
1.45%, 5/12/25	100,000	95,277
UnitedHealth Group, Inc.
2.38%, 8/15/24	100,000	99,221
3.75%, 7/15/25	150,000	152,854
UPMC
3.60%, 4/3/25, Series D-1	300,000	300,849
Verizon Communications, Inc.
3.38%, 2/15/25	242,000	244,488
Walt Disney Co.
3.70%, 10/15/25	409,000	413,266
Wells Fargo & Co.
4.48%, 1/16/24	33,000	33,773
3.00%, 2/19/25	774,000	768,822
2.41%, 10/30/25, (2.406% fixed rate until 10/30/24; Secured Overnight Financing Rate + 1.087% thereafter)(b)	416,000	403,428
2.16%, 2/11/26, (2.164% fixed rate until 2/11/25; 3-month U.S. dollar London Interbank Offered Rate + 0.75% thereafter)(b)	322,000	308,898

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2022

Investments	Principal Amount	Value
Willis North America, Inc.
3.60%, 5/15/24	$94,000	$94,093
WW Grainger, Inc.
1.85%, 2/15/25	80,000	77,478
Xilinx, Inc.
2.95%, 6/1/24	84,000	84,068
Zoetis, Inc.
4.50%, 11/13/25	50,000	51,604

TOTAL U.S. CORPORATE BONDS (Cost: $33,701,947)		32,052,391

FOREIGN CORPORATE BONDS - 5.8%

Canada - 1.8%
Bank of Montreal
3.30%, 2/5/24, Series E	150,000	150,775
1.85%, 5/1/25	1,000	956
4.34%, 10/5/28, (4.338% fixed rate until 10/5/23; 5-year U.S. dollar Swap Rate + 1.28% thereafter)(b)	90,000	90,745
Bank of Nova Scotia
2.20%, 2/3/25	206,000	199,921
4.50%, 12/16/25	58,000	59,177
1.05%, 3/2/26	40,000	36,182
Brookfield Finance, Inc.
4.00%, 4/1/24	150,000	151,846
Canadian Imperial Bank of Commerce
3.10%, 4/2/24	220,000	220,216
Cenovus Energy, Inc.
5.38%, 7/15/25	19,000	19,865
Enbridge, Inc.
2.50%, 1/15/25	42,000	40,808
Magna International, Inc.
4.15%, 10/1/25	25,000	25,535
Royal Bank of Canada
2.25%, 11/1/24	120,000	117,422
1.15%, 6/10/25	457,000	427,400
Toronto-Dominion Bank
1.15%, 6/12/25	343,000	320,791
1.95%, 1/12/27, Series FXD	180,000	166,234

Total Canada		2,027,873

China - 0.2%
Baidu, Inc.
4.13%, 6/30/25	90,000	91,120
Tencent Music Entertainment Group
1.38%, 9/3/25	110,000	101,430

Total China		192,550

Colombia - 0.2%
Ecopetrol SA
5.88%, 9/18/23	276,000	282,721

France - 0.1%
BPCE SA
4.00%, 4/15/24	170,000	172,205

Germany - 0.1%
Deutsche Bank AG
2.22%, 9/18/24, (2.222% fixed rate until 9/18/23; Secured Overnight Financing Rate + 2.159% thereafter)(b)	140,000	136,619

Ireland - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.50%, 9/15/23	130,000	130,936
6.50%, 7/15/25	150,000	157,045

Total Ireland		287,981

Japan - 0.9%
Mitsubishi UFJ Financial Group, Inc.
2.19%, 2/25/25	536,000	515,723
1.41%, 7/17/25	50,000	46,497
ORIX Corp.
3.25%, 12/4/24	80,000	79,838
Sumitomo Mitsui Financial Group, Inc.
2.70%, 7/16/24	315,000	310,231
Toyota Motor Corp.
1.34%, 3/25/26	73,000	67,600

Total Japan		1,019,889

Netherlands - 0.2%
Cooperatieve Rabobank UA
4.63%, 12/1/23	100,000	101,789
ING Groep NV
3.55%, 4/9/24	140,000	140,483

Total Netherlands		242,272

Spain - 0.2%
Banco Santander SA
2.71%, 6/27/24	200,000	197,232

Switzerland - 0.2%
Credit Suisse Group AG
3.80%, 6/9/23	250,000	251,093

United Kingdom - 1.7%
BAT Capital Corp.
3.22%, 8/15/24	55,000	54,629
BAT International Finance PLC
1.67%, 3/25/26	100,000	90,415
BP Capital Markets PLC
3.81%, 2/10/24	90,000	91,605
Diageo Capital PLC
1.38%, 9/29/25	200,000	188,584
HSBC Holdings PLC
4.25%, 3/14/24	524,000	530,398
1.65%, 4/18/26, (1.645% fixed rate until 4/18/25; Secured Overnight Financing Rate + 1.538% thereafter)(b)	50,000	46,594
2.10%, 6/4/26, (2.099% fixed rate until 6/4/25; Secured Overnight Financing Rate + 1.929% thereafter)(b)	500,000	470,420

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2022

Investments	Principal Amount	Value
Lloyds Bank PLC
3.50%, 5/14/25	$200,000	$198,950
Lloyds Banking Group PLC
2.91%, 11/7/23, (2.907% fixed rate until 11/7/22; 3-month U.S. dollar London Interbank Offered Rate + 0.81% thereafter)(b)	63,000	62,957
3.90%, 3/12/24	50,000	50,373
Santander UK Group Holdings PLC
1.09%, 3/15/25, (1.089% fixed rate until 3/15/24; Secured Overnight Financing Rate + 0.787% thereafter)(b)	41,000	38,812
Unilever Capital Corp.
3.25%, 3/7/24	125,000	126,116

Total United Kingdom		1,949,853

TOTAL FOREIGN CORPORATE BONDS (Cost: $7,144,675)		6,760,288

FOREIGN GOVERNMENT AGENCIES - 0.4%

Canada - 0.1%
Province of Manitoba Canada
3.05%, 5/14/24	184,000	185,080

Japan - 0.3%
Japan Bank for International Cooperation
1.75%, 10/17/24, Series DTC	200,000	194,976
2.13%, 2/10/25, Series DTC	140,000	137,221

Total Japan		332,197

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $544,231)		517,277

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%

Chile - 0.1%
Chile Government International Bond
3.13%, 3/27/25	110,000	109,287

Colombia - 0.2%
Colombia Government International Bond
2.63%, 3/15/23	100,000	99,464
4.00%, 2/26/24	78,000	77,857

Total Colombia		177,321

Indonesia - 0.1%
Indonesia Government International Bond
2.95%, 1/11/23	150,000	150,398

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $449,601)		437,006

SUPRANATIONAL BOND - 0.1%
Corporacion Andina de Fomento
1.63%, 9/23/25 (Cost: $101,150)	100,000	94,594

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.6%

United States - 7.6%
Benchmark Mortgage Trust
3.75%, 3/15/52, Series 2019-B9, Class A4	850,000	833,067
2.03%, 10/15/53, Series 2020-B20, Class A5	1,128,000	966,882
2.58%, 4/15/54, Series 2021-B25, Class A5	2,200,000	1,954,749
Commercial Mortgage Trust
3.42%, 8/10/47, Series 2014-UBS4, Class A4	900,000	893,579
3.87%, 2/10/49, Series 2016-CR28, Class D^(b)	500,000	460,298
Deutsche Bank Commercial Mortgage Trust
1.89%, 8/10/49, Series 2016-C3, Class A2	28,438	28,275
GS Mortgage Securities Trust
5.31%, 11/10/46, Series 2013-GC16, Class C^(b)	200,000	197,788
JP Morgan Chase Commercial Mortgage Securities Trust
4.17%, 12/15/46, Series 2013-C16, Class A4	965,000	972,306
JPMBB Commercial Mortgage Securities Trust
3.61%, 5/15/48, Series 2015-C29, Class A4	1,100,000	1,090,129
Morgan Stanley Bank of America Merrill Lynch Trust
2.74%, 4/15/48, Series 2015-C22, Class A2	291,638	291,638
Morgan Stanley Capital I
4.22%, 12/15/50, Series 2017-HR2, Class C^(b)	160,000	147,311
Wells Fargo Commercial Mortgage Trust
2.60%, 6/15/49, Series 2016-C34, Class A2	29,462	29,256
2.63%, 4/15/54, Series 2021-C59, Class A5	376,000	333,841
WFRBS Commercial Mortgage Trust
3.50%, 8/15/47, Series 2014-C21, Class D(c)	627,000	545,487

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $9,661,227)		8,744,606

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2022

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES - 0.5%

United States - 0.5%
Capital One Prime Auto Receivables Trust
1.63%, 8/15/25, Series 2020-1, Class A4	$450,000	$443,141
CarMax Auto Owner Trust
2.30%, 4/15/25, Series 2019-3, Class A4	118,000	117,118

TOTAL ASSET-BACKED SECURITIES (Cost: $569,079)		560,259

TOTAL INVESTMENTS IN SECURITIES - 106.4% (Cost: $128,588,897)		122,799,113
Other Assets less Liabilities - (6.4)%		(7,389,852)

NET ASSETS - 100.0%		$115,409,261

*	Interest rate shown reflects the yield to maturity at the time of purchase.
^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	To-be-announced (“TBA”) security. TBA securities are non-income producing.
(b)	Rate shown reflects the accrual rate as of May 31, 2022 on securities with variable or step rates.
(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of May 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
U.S. Government Agencies	$—	$18,788,251	$—	$18,788,251
U.S. Government Obligations	—	54,844,441	—	54,844,441
U.S. Corporate Bonds	—	32,052,391	—	32,052,391
Foreign Corporate Bonds	—	6,760,288	—	6,760,288
Foreign Government Agencies	—	517,277	—	517,277
Foreign Government Obligations	—	437,006	—	437,006
Supranational Bond	—	94,594	—	94,594
Commercial Mortgage-Backed Securities	—	8,744,606	—	8,744,606
Asset-Backed Securities	—	560,259	—	560,259

Total Investments in Securities	$—	$122,799,113	$—	$122,799,113

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Alternative Income Fund (HYIN)

May 31, 2022

Investments	Shares	Value
COMMON STOCKS - 70.7%

United States - 70.7%

Capital Markets - 22.2%
Ares Capital Corp.	9,669	$187,385
FS KKR Capital Corp.	8,917	192,786
Goldman Sachs BDC, Inc.(a)	10,123	183,125
Golub Capital BDC, Inc.(a)	13,166	186,167
Hercules Capital, Inc.	11,183	157,457
Main Street Capital Corp.(a)	4,703	179,325
Owl Rock Capital Corp.(a)	13,343	180,931
Prospect Capital Corp.(a)	23,902	183,806

Total Capital Markets		1,450,982

Mortgage Real Estate Investment Trusts (REITs) - 48.5%
AG Mortgage Investment Trust, Inc.	21,852	177,875
AGNC Investment Corp.	15,251	186,520
Annaly Capital Management, Inc.	27,867	184,201
Apollo Commercial Real Estate Finance, Inc.	14,182	180,537
Arbor Realty Trust, Inc.	11,664	191,523
Blackstone Mortgage Trust, Inc., Class A	6,257	194,655
BrightSpire Capital, Inc., Class A	21,497	191,108
Chimera Investment Corp.	16,118	157,957
Great Ajax Corp.	17,988	189,774
KKR Real Estate Finance Trust, Inc.	9,679	197,645
Ladder Capital Corp., Class A	16,604	191,942
MFA Financial, Inc.	12,098	163,565
New Residential Investment Corp.	18,771	212,112
New York Mortgage Trust, Inc.	53,917	163,369
Redwood Trust, Inc.	18,561	189,322
Starwood Property Trust, Inc.	8,400	200,676
Two Harbors Investment Corp.	37,436	199,908

Total Mortgage Real Estate Investment Trusts (REITs)		3,172,689

TOTAL COMMON STOCKS (Cost: $5,270,060)		4,623,671

CLOSED-END MUTUAL FUNDS - 28.9%

United States - 28.9%
BlackRock Corporate High Yield Fund, Inc.	18,878	195,199
Blackstone Strategic Credit Fund	15,559	184,219
Eaton Vance Floating-Rate Income Trust	15,204	186,705
Eaton Vance Limited Duration Income Fund	17,046	180,858
Guggenheim Strategic Opportunities Fund	10,725	192,192
Invesco Senior Income Trust	47,129	186,631
Nuveen Credit Strategies Income Fund	33,291	181,769
Oxford Lane Capital Corp.	28,224	190,512
PIMCO Corporate & Income Opportunity Fund	13,562	197,327
PIMCO Dynamic Income Fund	8,490	191,449

TOTAL CLOSED-END MUTUAL FUNDS (Cost: $2,197,018)		1,886,861

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.7%

United States - 8.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.79%(b) (Cost: $569,989)	569,989	569,989

TOTAL INVESTMENTS IN SECURITIES - 108.3% (Cost: $8,037,067)		7,080,521
Other Assets less Liabilities - (8.3)%		(544,891)

NET ASSETS - 100.0%		$6,535,630

(a)

Security, or portion thereof, was on loan at May 31, 2022. At May 31, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $555,901 and the total market value of the collateral held by the Fund was $570,585. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $596.

(b)	Rate shown represents annualized 7-day yield as of May 31, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Alternative Income Fund (HYIN)

May 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of May 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$4,623,671	$—	$—	$4,623,671
Closed-End Mutual Funds	1,886,861	—	—	1,886,861
Investment of Cash Collateral for Securities Loaned	—	569,989	—	569,989

Total Investments in Securities	$6,510,532	$569,989	$—	$7,080,521

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

May 31, 2022

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 76.0%

U.S. Treasury Bills - 76.0%
1.03%, 8/18/22*	$38,000,000	$37,914,064
1.03%, 8/25/22*	40,000,000	39,901,636

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $77,821,232)		77,815,700

	Shares
EXCHANGE-TRADED FUND - 4.3%

United States - 4.3%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $4,374,703)	87,205	4,389,028

TOTAL INVESTMENTS IN SECURITIES - 80.3% (Cost: $82,195,935)		82,204,728
Other Assets less Liabilities - 19.7%		20,163,470

NET ASSETS - 100.0%		$102,368,198

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended May 31, 2022 were as follows:

Affiliate	Value at 8/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 5/31/2022	Dividend Income	Capital Gain Distributions
WisdomTree Floating Rate Treasury Fund	$2,870,813	$1,802,702	$292,867	$(232)	$8,612	$4,389,028	$5,180	$259

FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN OPTION CONTRACTS (EXCHANGE-TRADED)

Description	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Paid/ (Received)	Unrealized Appreciation	Value
S&P 500 Index	(265)	$(102,820,000)	$3,880	6/17/2022	$(3,201,470)	$2,639,670	$(561,800)

[1]	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

May 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of May 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$77,815,700	$—	$77,815,700
Exchange-Traded Fund	4,389,028	—	—	4,389,028

Total Investments in Securities	$4,389,028	$77,815,700	$—	$82,204,728

Liabilities:
Financial Derivative Instruments
Written Options[1]	$—	$(561,800)	$—	$(561,800)

Total - Net	$4,389,028	$77,253,900	$—	$81,642,928

[1]	Amount shown represents the market value of the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

May 31, 2022

Investments	Shares	Value
COMMON STOCKS - 91.0%

Argentina - 0.1%

Internet & Direct Marketing Retail - 0.1%
MercadoLibre, Inc.*	3	$2,358

China - 0.2%
Hotels, Restaurants & Leisure - 0.1%
Yum China Holdings, Inc.	33	1,500

Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	21	3,985

Total China		5,485

Ireland - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Seagate Technology Holdings PLC	21	1,778

Israel - 0.0%
Software - 0.0%
Check Point Software Technologies Ltd.*	9	1,126

South Korea - 0.0%
Internet & Direct Marketing Retail - 0.0%
Coupang, Inc.*	96	1,297

United Kingdom - 0.4%
Chemicals - 0.4%
Linde PLC	45	14,611

United States - 90.2%
Aerospace & Defense - 1.4%
Boeing Co.*	54	7,096
General Dynamics Corp.	21	4,723
Howmet Aerospace, Inc.	33	1,180
L3Harris Technologies, Inc.	15	3,613
Lockheed Martin Corp.	24	10,563
Northrop Grumman Corp.	12	5,616
Raytheon Technologies Corp.	138	13,127
Teledyne Technologies, Inc.*	3	1,215
TransDigm Group, Inc.*	3	1,816

Total Aerospace & Defense		48,949

Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.	9	977
Expeditors International of Washington, Inc.	12	1,306
FedEx Corp.	21	4,716
United Parcel Service, Inc., Class B	69	12,575

Total Air Freight & Logistics		19,574

Airlines - 0.2%
Delta Air Lines, Inc.*	57	2,376
Southwest Airlines Co.*	45	2,064
United Airlines Holdings, Inc.*	24	1,143

Total Airlines		5,583

Auto Components - 0.1%
Aptiv PLC*	24	2,550

Automobiles - 2.0%
Ford Motor Co.	366	5,007
General Motors Co.*	120	4,641
Lucid Group, Inc.*	54	1,090
Rivian Automotive, Inc., Class A*	30	942
Tesla, Inc.*	78	59,144

Total Automobiles		70,824

Banks - 3.5%
Bank of America Corp.	642	23,882
Citigroup, Inc.	177	9,454
Citizens Financial Group, Inc.	30	1,241
Fifth Third Bancorp	54	2,129
First Republic Bank	15	2,325
Huntington Bancshares, Inc.	117	1,624
JPMorgan Chase & Co.	276	36,496
KeyCorp	63	1,257
M&T Bank Corp.	9	1,620
PNC Financial Services Group, Inc.	39	6,841
Regions Financial Corp.	72	1,590
Signature Bank	6	1,298
SVB Financial Group*	6	2,931
Truist Financial Corp.	120	5,969
U.S. Bancorp	123	6,528
Wells Fargo & Co.	345	15,791

Total Banks		120,976

Beverages - 1.6%
Brown-Forman Corp., Class B	27	1,785
Coca-Cola Co.	360	22,817
Constellation Brands, Inc., Class A	15	3,682
Keurig Dr. Pepper, Inc.	78	2,710
Monster Beverage Corp.*	36	3,208
PepsiCo, Inc.	126	21,137

Total Beverages		55,339

Biotechnology - 1.9%
AbbVie, Inc.	165	24,316
Alnylam Pharmaceuticals, Inc.*	9	1,132
Amgen, Inc.	48	12,323
Biogen, Inc.*	12	2,400
Gilead Sciences, Inc.	99	6,420
Incyte Corp.*	18	1,366
Moderna, Inc.*	33	4,796
Regeneron Pharmaceuticals, Inc.*	9	5,983
Seagen, Inc.*	15	2,035
Vertex Pharmaceuticals, Inc.*	21	5,642

Total Biotechnology		66,413

Building Products - 0.2%
Carrier Global Corp.	60	2,359
Johnson Controls International PLC	63	3,434

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

May 31, 2022

Investments	Shares	Value
Trane Technologies PLC	18	$2,485

Total Building Products		8,278

Capital Markets - 2.8%
Ameriprise Financial, Inc.	9	2,486
Bank of New York Mellon Corp.	66	3,076
BlackRock, Inc.	12	8,029
Blackstone, Inc.	66	7,774
Charles Schwab Corp.	132	9,253
CME Group, Inc.	30	5,965
Coinbase Global, Inc., Class A*	15	1,172
FactSet Research Systems, Inc.	3	1,145
Goldman Sachs Group, Inc.	30	9,806
Intercontinental Exchange, Inc.	51	5,222
KKR & Co., Inc.	51	2,795
LPL Financial Holdings, Inc.	6	1,177
Moody’s Corp.	15	4,524
Morgan Stanley	129	11,112
MSCI, Inc.	6	2,654
Nasdaq, Inc.	9	1,397
Northern Trust Corp.	18	2,012
Raymond James Financial, Inc.	18	1,773
S&P Global, Inc.	33	11,533
State Street Corp.	33	2,392
T. Rowe Price Group, Inc.	21	2,669

Total Capital Markets		97,966

Chemicals - 1.2%
Air Products and Chemicals, Inc.	18	4,431
Albemarle Corp.	12	3,125
Celanese Corp.	9	1,409
CF Industries Holdings, Inc.	15	1,481
Corteva, Inc.	66	4,133
Dow, Inc.	69	4,691
DuPont de Nemours, Inc.	48	3,257
Ecolab, Inc.	24	3,934
FMC Corp.	12	1,471
International Flavors & Fragrances, Inc.	21	2,775
LyondellBasell Industries NV, Class A	21	2,399
Mosaic Co.	30	1,879
PPG Industries, Inc.	18	2,277
Sherwin-Williams Co.	21	5,629

Total Chemicals		42,891

Commercial Services & Supplies - 0.5%
Cintas Corp.	9	3,585
Copart, Inc.*	21	2,405
Republic Services, Inc.	18	2,409
Waste Connections, Inc.	21	2,678
Waste Management, Inc.	36	5,707

Total Commercial Services & Supplies		16,784

Communications Equipment - 0.6%
Arista Networks, Inc.*	24	2,455
Cisco Systems, Inc.	357	16,083
Motorola Solutions, Inc.	15	3,296

Total Communications Equipment		21,834

Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	12	1,681
Quanta Services, Inc.	12	1,428

Total Construction & Engineering		3,109

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	6	2,036
Vulcan Materials Co.	12	1,979

Total Construction Materials		4,015

Consumer Finance - 0.6%
Ally Financial, Inc.	30	1,321
American Express Co.	57	9,623
Capital One Financial Corp.	36	4,603
Discover Financial Services	24	2,724
Synchrony Financial	36	1,333

Total Consumer Finance		19,604

Containers & Packaging - 0.2%
Amcor PLC	129	1,690
Ball Corp.	27	1,914
Crown Holdings, Inc.	12	1,253
International Paper Co.	27	1,308
Packaging Corp. of America	6	944

Total Containers & Packaging		7,109

Distributors - 0.1%
Genuine Parts Co.	12	1,641
LKQ Corp.	27	1,387
Pool Corp.	3	1,196

Total Distributors		4,224

Diversified Financial Services - 1.5%
Apollo Global Management, Inc.	39	2,248
Berkshire Hathaway, Inc., Class B*	156	49,293

Total Diversified Financial Services		51,541

Diversified Telecommunication Services - 0.9%
AT&T, Inc.	615	13,093
Verizon Communications, Inc.	381	19,542

Total Diversified Telecommunication Services		32,635

Electric Utilities - 1.6%
Alliant Energy Corp.	21	1,340
American Electric Power Co., Inc.	45	4,591
Duke Energy Corp.	69	7,764
Edison International	30	2,097
Entergy Corp.	15	1,805
Evergy, Inc.	18	1,259
Eversource Energy	30	2,770
Exelon Corp.	84	4,129
FirstEnergy Corp.	48	2,062
NextEra Energy, Inc.	180	13,624

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

May 31, 2022

Investments	Shares	Value
PG&E Corp.*	114	$1,391
PPL Corp.	63	1,901
Southern Co.	93	7,037
Xcel Energy, Inc.	45	3,390

Total Electric Utilities		55,160

Electrical Equipment - 0.5%
AMETEK, Inc.	21	2,551
Eaton Corp. PLC	36	4,989
Emerson Electric Co.	57	5,054
Generac Holdings, Inc.*	6	1,482
Plug Power, Inc.*	45	832
Rockwell Automation, Inc.	9	1,919

Total Electrical Equipment		16,827

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	48	3,401
CDW Corp.	12	2,038
Corning, Inc.	72	2,579
Keysight Technologies, Inc.*	15	2,184
TE Connectivity Ltd.	27	3,494
Trimble, Inc.*	24	1,633
Zebra Technologies Corp., Class A*	6	2,029

Total Electronic Equipment, Instruments & Components		17,358

Energy Equipment & Services - 0.3%
Baker Hughes Co.	63	2,267
Halliburton Co.	75	3,037
Schlumberger NV	123	5,653

Total Energy Equipment & Services		10,957

Entertainment - 1.2%
Activision Blizzard, Inc.	69	5,374
Electronic Arts, Inc.	24	3,327
Live Nation Entertainment, Inc.*	12	1,141
Netflix, Inc.*	39	7,700
ROBLOX Corp., Class A*	36	1,078
Roku, Inc.*	9	854
Spotify Technology SA*	9	1,015
Take-Two Interactive Software, Inc.*	9	1,121
Walt Disney Co.*	171	18,885

Total Entertainment		40,495

Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc.	12	1,991
American Tower Corp.	42	10,757
AvalonBay Communities, Inc.	12	2,496
Boston Properties, Inc.	12	1,334
Camden Property Trust	9	1,291
Crown Castle International Corp.	36	6,827
Digital Realty Trust, Inc.	21	2,931
Duke Realty Corp.	33	1,743
Equinix, Inc.	9	6,184
Equity Residential	30	2,305
Essex Property Trust, Inc.	6	1,703
Extra Space Storage, Inc.	12	2,138
Healthpeak Properties, Inc.	45	1,336
Host Hotels & Resorts, Inc.	63	1,259
Invitation Homes, Inc.	48	1,811
Iron Mountain, Inc.	21	1,132
Kimco Realty Corp.	51	1,206
Mid-America Apartment Communities, Inc.	9	1,629
Prologis, Inc.	63	8,031
Public Storage	12	3,968
Realty Income Corp.	48	3,275
SBA Communications Corp.	9	3,030
Simon Property Group, Inc.	27	3,096
Sun Communities, Inc.	9	1,477
UDR, Inc.	24	1,147
Ventas, Inc.	36	2,043
VICI Properties, Inc.	78	2,406
W.P. Carey, Inc.	18	1,515
Welltower, Inc.	39	3,475
Weyerhaeuser Co.	63	2,490

Total Equity Real Estate Investment Trusts (REITs)		86,026

Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	42	19,581
Kroger Co.	54	2,861
Sysco Corp.	45	3,788
Walgreens Boots Alliance, Inc.	63	2,761
Walmart, Inc.	135	17,365

Total Food & Staples Retailing		46,356

Food Products - 0.9%
Archer-Daniels-Midland Co.	45	4,087
Bunge Ltd.	9	1,065
Conagra Brands, Inc.	39	1,283
General Mills, Inc.	48	3,353
Hershey Co.	12	2,540
Hormel Foods Corp.	24	1,168
J.M. Smucker Co.	9	1,128
Kellogg Co.	21	1,464
Kraft Heinz Co.	66	2,497
McCormick & Co., Inc., Non-Voting Shares	18	1,669
Mondelez International, Inc., Class A	126	8,009
Tyson Foods, Inc., Class A	27	2,419

Total Food Products		30,682

Gas Utilities - 0.0%
Atmos Energy Corp.	12	1,396

Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	165	19,381
Align Technology, Inc.*	6	1,666
Baxter International, Inc.	42	3,194
Becton Dickinson and Co.	24	6,139
Boston Scientific Corp.*	123	5,044
Cooper Cos., Inc.	3	1,052
Danaher Corp.	63	16,621
Dexcom, Inc.*	9	2,681
Edwards Lifesciences Corp.*	54	5,446
Hologic, Inc.*	18	1,355
IDEXX Laboratories, Inc.*	6	2,350

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

May 31, 2022

Investments	Shares	Value
Intuitive Surgical, Inc.*	30	$6,829
Medtronic PLC	123	12,318
ResMed, Inc.	12	2,442
STERIS PLC	9	2,054
Stryker Corp.	30	7,035
Teleflex, Inc.	3	863
West Pharmaceutical Services, Inc.	6	1,862
Zimmer Biomet Holdings, Inc.	18	2,164

Total Health Care Equipment & Supplies		100,496

Health Care Providers & Services - 2.8%
AmerisourceBergen Corp.	15	2,322
Anthem, Inc.	21	10,702
Cardinal Health, Inc.	18	1,014
Centene Corp.*	48	3,909
Cigna Corp.	27	7,244
CVS Health Corp.	120	11,610
HCA Healthcare, Inc.	21	4,418
Humana, Inc.	9	4,088
Laboratory Corp. of America Holdings	9	2,220
McKesson Corp.	12	3,944
Molina Healthcare, Inc.*	3	871
Quest Diagnostics, Inc.	9	1,269
UnitedHealth Group, Inc.	87	43,220

Total Health Care Providers & Services		96,831

Health Care Technology - 0.1%
Cerner Corp.	27	2,561
Veeva Systems, Inc., Class A*	12	2,043

Total Health Care Technology		4,604

Hotels, Restaurants & Leisure - 1.4%
Airbnb, Inc., Class A*	24	2,901
Caesars Entertainment, Inc.*	12	602
Carnival Corp.*	72	999
Chipotle Mexican Grill, Inc.*	3	4,208
Domino’s Pizza, Inc.	3	1,090
Hilton Worldwide Holdings, Inc.	24	3,381
Las Vegas Sands Corp.*	30	1,064
Marriott International, Inc., Class A	27	4,633
McDonald’s Corp.	69	17,402
MGM Resorts International	30	1,049
Royal Caribbean Cruises Ltd.*	12	697
Starbucks Corp.	105	8,242
Yum! Brands, Inc.	24	2,915

Total Hotels, Restaurants & Leisure		49,183

Household Durables - 0.2%
D.R. Horton, Inc.	30	2,255
Garmin Ltd.	15	1,584
Lennar Corp., Class A	21	1,685

Total Household Durables		5,524

Household Products - 1.3%
Church & Dwight Co., Inc.	21	1,891
Clorox Co.	9	1,308
Colgate-Palmolive Co.	78	6,147
Kimberly-Clark Corp.	30	3,991
Procter & Gamble Co.	219	32,386

Total Household Products		45,723

Independent Power & Renewable Electricity Producers - 0.0%
AES Corp.	48	1,058

Industrial Conglomerates - 0.9%
3M Co.	54	8,062
General Electric Co.	87	6,811
Honeywell International, Inc.	63	12,198
Roper Technologies, Inc.	9	3,982

Total Industrial Conglomerates		31,053

Insurance - 1.9%
Aflac, Inc.	54	3,271
Allstate Corp.	27	3,691
American International Group, Inc.	63	3,697
Aon PLC, Class A	21	5,789
Arch Capital Group Ltd.*	30	1,424
Arthur J Gallagher & Co.	18	2,915
Brown & Brown, Inc.	18	1,069
Chubb Ltd.	39	8,240
Cincinnati Financial Corp.	12	1,534
Fidelity National Financial, Inc.	21	888
Hartford Financial Services Group, Inc.	27	1,958
Marsh & McLennan Cos., Inc.	45	7,198
MetLife, Inc.	63	4,246
Principal Financial Group, Inc.	21	1,531
Progressive Corp.	54	6,446
Prudential Financial, Inc.	33	3,506
Travelers Cos., Inc.	21	3,760
W.R. Berkley Corp.	18	1,280
Willis Towers Watson PLC	12	2,533

Total Insurance		64,976

Interactive Media & Services - 4.5%
Alphabet, Inc., Class A*	24	54,606
Alphabet, Inc., Class C*	24	54,739
Match Group, Inc.*	27	2,127
Meta Platforms, Inc., Class A*	201	38,922
Pinterest, Inc., Class A*	42	825
Snap, Inc., Class A*	105	1,481
Twitter, Inc.*	75	2,970
ZoomInfo Technologies, Inc., Class A*	21	848

Total Interactive Media & Services		156,518

Internet & Direct Marketing Retail - 3.3%
Amazon.com, Inc.*	42	100,976
Booking Holdings, Inc.*	3	6,731
DoorDash, Inc., Class A*	15	1,154
eBay, Inc.	51	2,482
Etsy, Inc.*	12	973
Expedia Group, Inc.*	12	1,552

Total Internet & Direct Marketing Retail		113,868

IT Services - 4.3%
Accenture PLC, Class A	60	17,908
Akamai Technologies, Inc.*	15	1,516

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

May 31, 2022

Investments	Shares	Value
Automatic Data Processing, Inc.	39	$8,695
Block, Inc.*	48	4,200
Broadridge Financial Solutions, Inc.	9	1,316
Cognizant Technology Solutions Corp., Class A	48	3,586
EPAM Systems, Inc.*	6	2,031
Fidelity National Information Services, Inc.	51	5,329
Fiserv, Inc.*	51	5,109
FleetCor Technologies, Inc.*	6	1,493
Gartner, Inc.*	6	1,574
Global Payments, Inc.	24	3,145
International Business Machines Corp.	81	11,246
Jack Henry & Associates, Inc.	6	1,129
Leidos Holdings, Inc.	12	1,254
MasterCard, Inc., Class A	78	27,914
MongoDB, Inc.*	3	711
Okta, Inc.*	12	997
Paychex, Inc.	27	3,343
PayPal Holdings, Inc.*	105	8,947
Snowflake, Inc., Class A*	27	3,447
Twilio, Inc., Class A*	15	1,578
VeriSign, Inc.*	9	1,571
Visa, Inc., Class A	150	31,825

Total IT Services		149,864

Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	24	3,061
Avantor, Inc.*	45	1,442
Bio-Techne Corp.	3	1,109
Charles River Laboratories International, Inc.*	3	702
Illumina, Inc.*	12	2,874
IQVIA Holdings, Inc.*	18	3,875
Mettler-Toledo International, Inc.*	3	3,858
PerkinElmer, Inc.	9	1,347
Thermo Fisher Scientific, Inc.	36	20,433
Waters Corp.*	6	1,968

Total Life Sciences Tools & Services		40,669

Machinery - 1.4%
Caterpillar, Inc.	51	11,008
Cummins, Inc.	12	2,509
Deere & Co.	27	9,660
Dover Corp.	12	1,607
Fortive Corp.	30	1,853
IDEX Corp.	6	1,149
Illinois Tool Works, Inc.	24	4,994
Ingersoll Rand, Inc.	24	1,132
Otis Worldwide Corp.	39	2,902
PACCAR, Inc.	33	2,866
Parker-Hannifin Corp.	12	3,266
Stanley Black & Decker, Inc.	15	1,780
Westinghouse Air Brake Technologies Corp.	18	1,700
Xylem, Inc.	15	1,264

Total Machinery		47,690

Media - 0.8%
Charter Communications, Inc., Class A*	9	4,562
Comcast Corp., Class A	411	18,199
Liberty Broadband Corp., Class C*	12	1,502
Omnicom Group, Inc.	18	1,343
Paramount Global, Class B	54	1,854

Total Media		27,460

Metals & Mining - 0.4%
Alcoa Corp.	12	741
Cleveland-Cliffs, Inc.*	42	973
Freeport-McMoRan, Inc.	117	4,572
Newmont Corp.	69	4,682
Nucor Corp.	18	2,384
Steel Dynamics, Inc.	15	1,281

Total Metals & Mining		14,633

Multi-Utilities - 0.7%
Ameren Corp.	21	1,999
CenterPoint Energy, Inc.	45	1,442
CMS Energy Corp.	21	1,492
Consolidated Edison, Inc.	30	2,978
Dominion Energy, Inc.	72	6,064
DTE Energy Co.	15	1,991
Public Service Enterprise Group, Inc.	42	2,879
Sempra Energy	24	3,932
WEC Energy Group, Inc.	27	2,837

Total Multi-Utilities		25,614

Multiline Retail - 0.4%
Dollar General Corp.	18	3,966
Dollar Tree, Inc.*	18	2,886
Target Corp.	39	6,313

Total Multiline Retail		13,165

Oil, Gas & Consumable Fuels - 4.1%
Cheniere Energy, Inc.	24	3,283
Chevron Corp.	177	30,915
ConocoPhillips	117	13,146
Coterra Energy, Inc.	54	1,854
Devon Energy Corp.	57	4,269
Diamondback Energy, Inc.	15	2,280
EOG Resources, Inc.	45	6,163
Exxon Mobil Corp.	384	36,864
Hess Corp.	24	2,954
Kinder Morgan, Inc.	177	3,485
Marathon Oil Corp.	57	1,792
Marathon Petroleum Corp.	48	4,886
Occidental Petroleum Corp.	87	6,030
ONEOK, Inc.	39	2,568
Phillips 66	45	4,536
Pioneer Natural Resources Co.	21	5,837
Targa Resources Corp.	21	1,512
Valero Energy Corp.	36	4,666
Williams Cos., Inc.	105	3,891

Total Oil, Gas & Consumable Fuels		140,931

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

May 31, 2022

Investments	Shares	Value
Personal Products - 0.1%
Estee Lauder Cos., Inc., Class A	21	$5,348

Pharmaceuticals - 4.0%
Bristol-Myers Squibb Co.	183	13,807
Catalent, Inc.*	12	1,237
Eli Lilly & Co.	72	22,568
Horizon Therapeutics PLC*	18	1,614
Johnson & Johnson	240	43,087
Merck & Co., Inc.	228	20,983
Pfizer, Inc.	513	27,209
Royalty Pharma PLC, Class A	33	1,358
Viatris, Inc.	111	1,362
Zoetis, Inc.	42	7,179

Total Pharmaceuticals		140,404

Professional Services - 0.2%
CoStar Group, Inc.*	30	1,828
Equifax, Inc.	12	2,431
TransUnion	15	1,302
Verisk Analytics, Inc.	15	2,624

Total Professional Services		8,185

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	27	2,237

Road & Rail - 0.9%
CSX Corp.	177	5,627
JB Hunt Transport Services, Inc.	6	1,035
Norfolk Southern Corp.	24	5,752
Old Dominion Freight Line, Inc.	9	2,324
Uber Technologies, Inc.*	180	4,176
Union Pacific Corp.	60	13,187

Total Road & Rail		32,101

Semiconductors & Semiconductor Equipment - 4.9%
Advanced Micro Devices, Inc.*	150	15,279
Analog Devices, Inc.	48	8,083
Applied Materials, Inc.	78	9,149
Broadcom, Inc.	30	17,404
Enphase Energy, Inc.*	12	2,234
Entegris, Inc.	12	1,332
Intel Corp.	354	15,725
KLA Corp.	12	4,378
Lam Research Corp.	12	6,240
Marvell Technology, Inc.	66	3,904
Microchip Technology, Inc.	48	3,487
Micron Technology, Inc.	96	7,089
Monolithic Power Systems, Inc.	3	1,351
NVIDIA Corp.	216	40,332
ON Semiconductor Corp.*	33	2,002
QUALCOMM, Inc.	102	14,608
Skyworks Solutions, Inc.	15	1,633
SolarEdge Technologies, Inc.*	6	1,637
Teradyne, Inc.	12	1,311
Texas Instruments, Inc.	81	14,318

Total Semiconductors & Semiconductor Equipment		171,496

Software - 8.6%
Adobe, Inc.*	42	17,492
ANSYS, Inc.*	6	1,562
Atlassian Corp. PLC, Class A*	12	2,128
Autodesk, Inc.*	21	4,363
Bill.com Holdings, Inc.*	9	1,064
Cadence Design Systems, Inc.*	24	3,690
Cloudflare, Inc., Class A*	18	1,008
Crowdstrike Holdings, Inc., Class A*	18	2,880
Datadog, Inc., Class A*	21	2,003
DocuSign, Inc.*	18	1,510
Fortinet, Inc.*	12	3,530
HubSpot, Inc.*	3	1,013
Intuit, Inc.	24	9,947
Microsoft Corp.	684	185,959
NortonLifeLock, Inc.	45	1,095
Oracle Corp.	138	9,925
Palantir Technologies, Inc., Class A*	165	1,432
Palo Alto Networks, Inc.*	9	4,525
Paycom Software, Inc.*	6	1,706
Salesforce, Inc.*	84	13,460
ServiceNow, Inc.*	18	8,415
Splunk, Inc.*	15	1,538
SS&C Technologies Holdings, Inc.	18	1,152
Synopsys, Inc.*	12	3,830
Trade Desk, Inc., Class A*	36	1,874
Tyler Technologies, Inc.*	3	1,068
Unity Software, Inc.*	12	480
VMware, Inc., Class A	21	2,690
Workday, Inc., Class A*	18	2,813
Zoom Video Communications, Inc., Class A*	18	1,934
Zscaler, Inc.*	9	1,378

Total Software		297,464

Specialty Retail - 1.9%
AutoZone, Inc.*	3	6,179
Best Buy Co., Inc.	18	1,477
CarMax, Inc.*	15	1,489
Home Depot, Inc.	93	28,156
Lowe’s Cos., Inc.	60	11,718
O’Reilly Automotive, Inc.*	6	3,823
Ross Stores, Inc.	27	2,295
TJX Cos., Inc.	108	6,866
Tractor Supply Co.	9	1,686
Ulta Beauty, Inc.*	6	2,539

Total Specialty Retail		66,228

Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	1,413	210,311
Dell Technologies, Inc., Class C	24	1,199
Hewlett Packard Enterprise Co.	117	1,825
HP, Inc.	87	3,379
NetApp, Inc.	15	1,079

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

May 31, 2022

Investments	Shares	Value
Western Digital Corp.*	27	$1,639

Total Technology Hardware, Storage & Peripherals		219,432

Textiles, Apparel & Luxury Goods - 0.5%
Lululemon Athletica, Inc.*	9	2,634
NIKE, Inc., Class B	117	13,906
VF Corp.	24	1,211

Total Textiles, Apparel & Luxury Goods		17,751

Tobacco - 0.7%
Altria Group, Inc.	156	8,438
Philip Morris International, Inc.	135	14,344

Total Tobacco		22,782

Trading Companies & Distributors - 0.2%
Fastenal Co.	48	2,571
United Rentals, Inc.*	6	1,789
W.W. Grainger, Inc.	3	1,461

Total Trading Companies & Distributors		5,821

Water Utilities - 0.1%
American Water Works Co., Inc.	18	2,722

Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.*	60	7,997

Total United States		3,135,283

TOTAL INVESTMENTS IN SECURITIES - 91.0% (Cost: $3,251,531)		3,161,938
Other Assets less Liabilities - 9.0%		312,246

NET ASSETS - 100.0%		$3,474,184

*	Non-income producing security.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Depreciation
Gold 100 Ounce	17	8/29/22	$3,142,280	$(10,310)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

May 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of May 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$3,161,938	$—	$—	$3,161,938

Total Investments in Securities	$3,161,938	$—	$—	$3,161,938

Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(10,310)	$—	$—	$(10,310)

Total - Net	$3,151,628	$—	$—	$3,151,628

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (GDMN) (consolidated)

May 31, 2022

Investments	Shares	Value
COMMON STOCKS - 90.6%

Australia - 12.7%
De Grey Mining Ltd.*	38,629	$31,313
Evolution Mining Ltd.	63,617	175,241
Gold Road Resources Ltd.	29,733	29,007
Newcrest Mining Ltd.	22,402	402,395
Northern Star Resources Ltd.	41,097	263,854
OceanaGold Corp.*	20,260	47,092
Perseus Mining Ltd.	44,584	62,046
Ramelius Resources Ltd.	28,031	26,442
Regis Resources Ltd.	27,306	39,568
Silver Lake Resources Ltd.*	29,799	33,775
St. Barbara Ltd.	26,342	23,998
West African Resources Ltd.*	31,075	28,979
Westgold Resources Ltd.	15,020	15,461

Total Australia		1,179,171

Brazil - 3.8%
Wheaton Precious Metals Corp.	8,488	350,639

Canada - 43.0%
Agnico Eagle Mines Ltd.	11,963	633,202
Alamos Gold, Inc., Class A	13,533	101,092
B2Gold Corp.	36,406	143,804
Barrick Gold Corp.	54,336	1,113,345
Centerra Gold, Inc.	7,264	56,683
Dundee Precious Metals, Inc.	6,624	39,225
Equinox Gold Corp.*	9,620	56,181
Franco-Nevada Corp.	5,823	823,741
GoGold Resources, Inc.*	10,094	18,195
IAMGOLD Corp.*	16,588	36,494
K92 Mining, Inc.*	7,727	53,515
Kinross Gold Corp.	43,595	196,177
Lundin Gold, Inc.*	2,870	22,418
New Gold, Inc.*	23,682	30,076
Osisko Gold Royalties Ltd.	5,239	59,044
Pan American Silver Corp.	7,275	159,832
Sandstorm Gold Ltd.	6,537	43,144
SSR Mining, Inc.	7,303	141,897
Torex Gold Resources, Inc.*	3,060	30,047
Wesdome Gold Mines Ltd.*	4,690	43,123
Yamana Gold, Inc.	32,796	175,787

Total Canada		3,977,022

China - 1.6%
Shandong Gold Mining Co. Ltd., Class A*	9,500	26,156
Zhaojin Mining Industry Co. Ltd., Class H*	46,000	40,045
Zijin Mining Group Co. Ltd., Class A*	57,000	85,849

Total China		152,050

Peru - 0.7%
Cia de Minas Buenaventura SAA, ADR	7,859	67,116

Russia - 0.2%
Petropavlovsk PLC*	40,769	812
Polymetal International PLC	4,821	14,363

Total Russia		15,175

South Africa - 6.3%
AngloGold Ashanti Ltd., ADR	14,342	246,396
Gold Fields Ltd., ADR	29,239	273,092
Harmony Gold Mining Co. Ltd., ADR	18,689	62,982

Total South Africa		582,470

Turkey - 0.6%
Eldorado Gold Corp.*	6,354	51,023

United Kingdom - 2.7%
Centamin PLC	40,124	40,768
Endeavour Mining PLC	6,400	147,293
Fresnillo PLC	6,609	64,486

Total United Kingdom		252,547

United States - 19.0%
Argonaut Gold, Inc.*	11,108	10,363
Coeur Mining, Inc.*	9,248	35,975
Newmont Corp.	21,449	1,455,314
Royal Gold, Inc.	2,277	257,483

Total United States		1,759,135

TOTAL INVESTMENTS IN SECURITIES - 90.6% (Cost: $9,448,674)		8,386,348
Other Assets less Liabilities - 9.4%		866,860

NET ASSETS - 100.0%		$9,253,208

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (GDMN) (consolidated)

May 31, 2022

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Depreciation
Gold 100 Ounce	45	8/29/22	$8,317,800	$(92,658)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of May 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$8,386,348	$—	$—	$8,386,348

Total Investments in Securities	$8,386,348	$—	$—	$8,386,348

Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(92,658)	$—	$—	$(92,658)

Total - Net	$8,293,690	$—	$—	$8,293,690

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Enhanced Commodity Strategy Fund (GCC) (consolidated)

May 31, 2022

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 77.2%

U.S. Treasury Bills - 77.2%
1.12%, 9/15/22*(a)	$36,350,000	$36,225,831
1.39%, 12/1/22*	238,000,000	236,115,685

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $272,580,778)		272,341,516

	Shares
EXCHANGE-TRADED FUND - 4.3%

United States - 4.3%
WisdomTree Floating Rate Treasury Fund(b) (Cost: $15,055,465)	299,598	15,078,767

TOTAL INVESTMENTS IN SECURITIES - 81.5% (Cost: $287,636,243)		287,420,283
Other Assets less Liabilities - 18.5%		65,326,675

NET ASSETS - 100.0%		$352,746,958

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)

All or a portion of this security is held by the broker as collateral for open futures contracts. The securities collateral posted was comprised entirely of U.S. Treasury securities having a market value of $36,225,831 as of May 31, 2022.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended May 31, 2022 were as follows:

Affiliate	Value at 8/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 5/31/2022	Dividend Income	Capital Gain Distributions
WisdomTree Floating Rate Treasury Fund	$8,141,762	$9,017,119	$2,106,775	$(1,340)	$28,001	$15,078,767	$18,409	$725

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Aluminum	219	6/13/22	$(15,131,531)	$1,460,888
Aluminum	292	12/19/22	(20,447,300)	3,947,975
Aluminum	6	1/16/23	(420,000)	16,536
Copper	2	10/17/22	(472,375)	1,450
Copper	200	12/19/22	(47,237,500)	2,174,301
Nickel	152	6/13/22	(25,853,376)	462,132
Nickel	2	9/19/22	(341,052)	20,880
Zinc	6	12/19/22	(580,875)	(16,213)

			$(110,484,009)	$8,067,949

Long Exposure
Aluminum	219	6/13/22	$15,131,531	$1,655,493
Aluminum	292	12/19/22	20,447,300	(1,752,061)
Aluminum	280	1/16/23	19,600,000	(3,967,688)
Bitcoin	48	6/24/22	7,596,000	627,300
Brent Crude	335	8/31/22	36,826,550	927,950
Cattle Feeder	15	8/25/22	1,238,438	(141,250)
Cocoa	163	12/14/22	4,149,980	(179,390)
Coffee “C”	98	3/21/23	8,415,750	278,550
Copper	103	10/17/22	24,327,312	(2,247,925)
Copper	200	12/19/22	47,237,500	(1,523,650)
Corn	584	9/14/22	21,170,000	4,405,024
Cotton No. 2	62	12/07/22	3,795,950	562,400
Gasoline RBOB	95	9/30/22	13,189,743	1,443,540
Gold 100 Ounce	148	8/29/22	27,356,320	(618,640)
HRW Wheat	116	9/14/22	6,797,600	563,513
Lean Hogs	150	10/14/22	5,583,000	120,580
Live Cattle	111	8/31/22	5,788,650	(220,890)
Low Sulphur Gasoil	119	7/12/22	14,268,100	1,297,100
Natural Gas	319	3/29/23	16,246,670	1,918,390
Nickel	152	6/13/22	25,853,376	149,460
Nickel	83	9/19/22	14,153,658	(2,613,858)
NY Harbor ULSD	88	6/30/22	14,543,760	540,355
Platinum	93	7/27/22	4,502,595	(699,945)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Enhanced Commodity Strategy Fund (GCC) (consolidated)

May 31, 2022

Silver	125	7/27/22	13,555,000	(1,953,200)
Soybeans	221	11/14/22	16,679,975	2,545,320
Sugar No.11	322	6/30/22	6,996,416	(107,710)
Wheat	346	9/14/22	18,986,750	1,247,125
WTI Crude Oil	338	8/22/22	36,808,200	5,188,710
Zinc	139	12/19/22	13,456,938	1,377,450

			$464,703,062	$8,822,053

Total - Net			$354,219,053	$16,890,002

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of May 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
U.S. Government Obligations	$—	$272,341,516	$—	$272,341,516
Exchange-Traded Fund	15,078,767	—	—	15,078,767

Total Investments in Securities	$15,078,767	$272,341,516	$—	$287,420,283

Financial Derivative Instruments
Futures Contracts[1]	$32,932,422	$—	$—	$32,932,422
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(16,042,420)	$—	$—	$(16,042,420)

Total - Net	$31,968,769	$272,341,516	$—	$304,310,285

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)

May 31, 2022

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 77.2%

U.S. Treasury Bills - 77.2%
1.12%, 9/15/22*(a)	$7,371,000	$7,345,821
1.39%, 12/1/22*	105,000,000	104,168,685

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $111,618,535)		111,514,506

	Shares
EXCHANGE-TRADED FUND - 4.2%

United States - 4.2%
WisdomTree Floating Rate Treasury Fund(b) (Cost: $6,047,349)	120,588	6,069,194

TOTAL INVESTMENTS IN SECURITIES - 81.4% (Cost: $117,665,884)		117,583,700
Other Assets less Liabilities - 18.6%		26,929,557

NET ASSETS - 100.0%		$144,513,257

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)

All or a portion of this security is held by the broker as collateral for open futures contracts. The securities collateral posted was comprised entirely of U.S. Treasury securities having a market value of $7,345,821 as of May 31, 2022.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended May 31, 2022 were as follows:

Affiliate	Value at 8/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 5/31/2022	Dividend Income	Capital Gain Distributions
WisdomTree Floating Rate Treasury Fund	$5,997,796	$507,926	$451,752	$(422)	$15,646	$6,069,194	$7,235	$506

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	182	9/21/22	$(21,740,469)	$(155,000)
Aluminum	1	6/13/22	(69,094)	1,538
Cattle Feeder	47	8/25/22	(3,880,437)	250,725
Lead	2	6/13/22	(108,785)	2,578
Lean Hogs	99	6/14/22	(4,275,810)	(113,960)
Nickel	1	6/13/22	(170,088)	10,026
U.S. Treasury Long Bond	156	9/21/22	(21,752,250)	(50,094)
Zinc	1	6/13/22	(98,225)	(3,700)

			$(52,095,158)	$(57,887)

Long Exposure
Aluminum	55	6/13/22	$3,800,156	$(234,419)
Copper	17	6/13/22	4,016,888	(7,056)
Corn	101	7/14/22	3,805,175	(51,813)
Gasoline RBOB	27	6/30/22	4,440,971	395,426
Gold 100 Ounce	21	8/29/22	3,881,640	(58,380)
HRW Wheat	74	7/14/22	4,312,350	225,263
Lead	74	6/13/22	4,025,045	(181,249)
Low Sulphur Gasoil	36	7/12/22	4,316,400	351,000
Natural Gas	52	6/28/22	4,235,400	(165,680)
Nickel	21	6/13/22	3,571,848	(281,658)
NY Harbor ULSD	25	6/30/22	4,131,750	55,440
Sugar No.11	193	6/30/22	4,193,504	52,147
U.S. Dollar Index	210	6/13/22	21,370,860	548,966
Wheat	77	7/14/22	4,186,875	100,775
Zinc	39	6/13/22	3,830,775	(44,219)

			$78,119,637	$704,543

Total - Net			$26,024,479	$646,656

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)

May 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of May 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$111,514,506	$—	$111,514,506
Exchange-Traded Fund	6,069,194	—	—	6,069,194

Total Investments in Securities	$6,069,194	$111,514,506	$—	$117,583,700

Financial Derivative Instruments
Futures Contracts[1]	$1,993,884	$—	$—	$1,993,884
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(1,347,228)	$—	$—	$(1,347,228)

Total - Net	$6,715,850	$111,514,506	$—	$118,230,356

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Target Range Fund (GTR)

May 31, 2022

Investments					Principal Amount		Value
U.S. GOVERNMENT OBLIGATIONS - 72.1%

U.S. Treasury Bill - 72.1%
1.39%, 12/1/22* (Cost: $27,805,715)					$28,000,000		$27,778,316

PURCHASED OPTIONS (EXCHANGE-TRADED) - 9.9%

Call Options	Number of Contracts	Notional Amount(a)	Strike Price	Expiration Date	Premiums Paid	Unrealized Depreciation
iShares MSCI EAFE ETF	1,074	$7,195,800	$67	1/20/23	$1,118,705	$(501,155)	617,550
iShares MSCI Emerging Markets ETF	845	3,549,000	42	1/20/23	647,626	(362,438)	285,188
iShares Russell 2000 ETF	406	7,308,000	180	1/20/23	1,290,599	(516,154)	774,445
SPDR S&P 500 ETF Trust	467	18,213,000	390	1/20/23	3,330,445	(1,196,489)	2,133,956

TOTAL PURCHASED OPTIONS (EXCHANGE-TRADED) (Cost: $6,387,375)							3,811,139

TOTAL INVESTMENTS IN SECURITIES - 82.0% (Cost: $34,193,090)							31,589,455
Other Assets less Liabilities - 18.0%							6,919,877

NET ASSETS - 100.0%							$38,509,332

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.
FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN OPTION CONTRACTS (EXCHANGE-TRADED)

Call Options	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums (Received)	Unrealized Appreciation	Value
iShares MSCI EAFE ETF	(1,074)	$(9,666,000)	$90	1/20/2023	$(54,471)	$13,659	$(40,812)
iShares MSCI Emerging Markets ETF	(845)	(4,816,500)	57	1/20/2023	(84,209)	78,293	(5,916)
iShares Russell 2000 ETF	(406)	(9,744,000)	240	1/20/2023	(198,290)	153,427	(44,863)
SPDR S&P 500 ETF Trust	(467)	(24,517,500)	525	1/20/2023	(217,683)	181,491	(36,192)

					$(554,653)	$426,870	$(127,783)

[1]	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Target Range Fund (GTR)

May 31, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of May 31, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$27,778,316	$—	$27,778,316
Purchased Options	—	3,811,139	—	3,811,139

Total Investments in Securities	$—	$31,589,455	$—	$31,589,455

Liabilities:
Financial Derivative Instruments
Written Options[1]	$—	$(127,783)	$—	$(127,783)

Total - Net	$—	$31,461,672	$—	$31,461,672

[1]	Amount shown represents the market value of the financial instrument.

Abbreviations used in the preceding schedules of investments and related tables are as follows:

CURRENCY ABBREVIATIONS:

AUD	Australian dollar
BRL	Brazilian real
CAD	Canadian dollar
CHF	Swiss franc
CLP	Chilean peso
CNH	Offshore Chinese renminbi
CNY	Chinese yuan
COP	Colombian peso
CZK	Czech koruna
EUR	Euro
EGP	Egyptian pound
GBP	British pound
HUF	Hungary forint
IDR	Indonesian rupiah
INR	Indian rupee
JPY	Japanese yen
KRW	South Korean won
MXN	Mexican peso
MYR	Malaysian ringgit
PEN	Peruvian nuevo sol
PHP	Philippine peso
PLN	Polish zloty
RON	Romanian leu
RUB	Russian ruble
THB	Thai baht
TRY	Turkish new lira
USD	U.S. dollar
ZAR	South African rand

OTHER ABBREVIATIONS:

ADR	American Depositary Receipt
HECM	Home Equity Conversion Mortgage
HRW	Hard Red Winter
RBOB	Reformulated Blendstock for Oxygenate Blending
REMIC	Real Estate Mortgage Investment Conduit
STACR	Structured Agency Credit Risk
STRIPS	Separate Trading of Registered Interest and Principal of Securities
ULSD	Ultra-Low-Sulfur Diesel
WTI	West Texas Intermediate

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less and to-be-announced (“TBA”) securities) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Repurchase agreements are valued at par which represents their fair value. Except for U.S. Dollar Bullish Fund, foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued daily using WM/Reuters closing spot and forward rates, respectively, as of 4:00 p.m. London time for all Funds except for Forward Contracts in certain Asian currencies (Chinese renminbi, Chinese yuan, Hong Kong dollar, Indian rupee, Indonesian rupiah, Malaysian ringgit, Philippine peso, Singapore dollar, South Korean won, New Taiwan dollar, and the Thai baht) which are valued daily using WM/Reuters closing forward rates as of 2:00 pm Singapore time. U.S. Dollar Bullish Fund uses WM/Reuters closing spot and forward rates as of 4:00 p.m. Eastern time to value foreign currency contracts daily. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade. Option contracts generally are valued at the mean of the closing bid/ask price on the primary exchange on which they trade. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”), or exchange-traded notes (“ETNs” or “ETN”) or closed-end mutual funds (“CEF” or “CEFs”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF, ETN or CEF has not traded on its principal exchange.

In certain instances, such as when reliable market valuations are not readily available, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (“WTAM”) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Pricing Committee will perform other procedures (consistent with Generally Accepted Accounting Principles) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (concluded)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments, such as fixed income securities, are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal period ended May 31, 2022, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Digital Assets Risk - The WisdomTree Enhanced Commodity Strategy Fund (“GCC”) invests up to 5% of its net assets in bitcoin futures contracts. GCC only invests in cash-settled bitcoin futures traded on the Chicago Mercantile Exchange, which is a futures exchange registered with the Commodity Futures Trading Commission. Bitcoin is a digital asset (i.e., a cryptocurrency) whose ownership and behavior are determined by participants in an online, peer-to-peer network that connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin network. GCC does not invest in bitcoin directly. Bitcoin and bitcoin futures are a relatively new asset class. They are subject to unique and substantial risks, and historically, have been subject to significant price volatility. The market for bitcoin futures is also relatively new and commenced trading on the Chicago Mercantile Exchange in 2017. As a result, the market for bitcoin futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the bitcoin futures market has grown substantially since bitcoin futures commenced trading, there can be no assurance that this growth will continue. The price of bitcoin could drop precipitously (including to zero), which would be expected to have a similar impact on the bitcoin futures price. Each of these factors and events could have a significant negative impact on GCC.